DIRECTOR ELITE PLUS
SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085
TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (REGISTERED REPRESENTATIVES)                                  [THE HARTFORD LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Series I or Series IR of Director Elite Plus variable annuity. Please read it carefully.

We call this annuity Director Elite Plus because each time you make a Premium Payment, Hartford will credit your Contract Value with a Payment Enhancement. The expenses for this annuity may be higher than the expenses for an annuity without the Payment Enhancements. The Payment Enhancements may, over time, be more than offset by the higher expenses.

Director Elite Plus variable annuity is a contract between you and Hartford Life Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

x  Flexible, because you may add Premium Payments at any time.

x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

x Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.
--------------------------------------------------------------------------------

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- JENNISON PORTFOLIO SUB-ACCOUNT which purchases Class II shares of the Jennison Portfolio of The Prudential Series Fund, Inc. ("Jennison Portfolio")

- PRUDENTIAL JENNISON INTERNATIONAL GROWTH PORTFOLIO SUB-ACCOUNT which purchases Class II shares of the SP Jennison International Growth Portfolio of The Prudential Series Fund, Inc. ("Prudential Jennison International Growth Portfolio")

- JENNISON 20/20 FOCUS PORTFOLIO SUB-ACCOUNT which purchases Class II shares of the Jennison 20/20 Focus Portfolio of The Prudential Series Fund, Inc. ("Jennison 20/20 Focus Portfolio")

- PRUDENTIAL VALUE PORTFOLIO SUB-ACCOUNT which purchases Class II shares of the Value Portfolio of The Prudential Series Fund, Inc. ("Prudential Value Portfolio")

- HARTFORD ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Advisers HLS Fund of Hartford Series Fund, Inc.

- HARTFORD BOND HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Bond HLS Fund of Hartford Series Fund, Inc.

- HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Capital Appreciation HLS Fund of Hartford Series Fund, Inc.

- HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Dividend and Growth HLS Fund of Hartford Series Fund, Inc.

- HARTFORD FOCUS HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Focus HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Global Advisers HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL COMMUNICATIONS HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Global Communications HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Global Financial Services HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL HEALTH HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Global Health HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL TECHNOLOGY HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Global Technology HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Growth HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH AND INCOME HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Growth and Income HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Growth Opportunities HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford High Yield HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INDEX HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Index HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford International Capital Appreciation HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford International Opportunities HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford International Small Company HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MIDCAP HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford MidCap HLS Fund of Hartford Series Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value).

- HARTFORD MIDCAP VALUE HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford MidCap Value HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Money Market HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Mortgage Securities HLS Fund of Hartford Series Fund, Inc.

- HARTFORD SMALLCAP GROWTH HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford SmallCap Growth HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Small Company HLS Fund of Hartford Series Fund, Inc.

- HARTFORD STOCK HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Stock HLS Fund of Hartford Series Fund, Inc.

- HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford U.S. Government Securities HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD VALUE HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Value HLS Fund of Hartford Series Fund, Inc.

- HARTFORD VALUE OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Value Opportunities HLS Fund of Hartford HLS Series Fund II, Inc.

You may also allocate some or all of your Premium Payment to the "Fixed Accumulation Feature", which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account. The Fixed Accumulation Feature is currently not available.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract, and like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

 -  A bank deposit or obligation

 -  Federally insured

 -  Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
--------------------------------------------------------------------------------
PROSPECTUS DATED: MAY 1, 2003
STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2003

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                PAGE
----------------------------------------------------------------------
DEFINITIONS                                                       4
----------------------------------------------------------------------
FEE TABLE                                                         6
----------------------------------------------------------------------
HIGHLIGHTS                                                        9
----------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                     11
----------------------------------------------------------------------
  Hartford Life Insurance Company                                11
----------------------------------------------------------------------
  The Separate Account                                           11
----------------------------------------------------------------------
  The Funds                                                      11
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  14
----------------------------------------------------------------------
FIXED ACCUMULATION FEATURE                                       14
----------------------------------------------------------------------
THE CONTRACT                                                     16
----------------------------------------------------------------------
  Purchases and Contract Value                                   16
----------------------------------------------------------------------
  Charges and Fees                                               19
----------------------------------------------------------------------
  Principal First                                                22
----------------------------------------------------------------------
  Death Benefit                                                  23
----------------------------------------------------------------------
  Surrenders                                                     27
----------------------------------------------------------------------
ANNUITY PAYOUTS                                                  29
----------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                         31
----------------------------------------------------------------------
OTHER INFORMATION                                                32
----------------------------------------------------------------------
  Legal Matters                                                  33
----------------------------------------------------------------------
  More Information                                               33
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       33
----------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION         38
----------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT
  PLANS                                                          39
----------------------------------------------------------------------
APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES               43
----------------------------------------------------------------------
APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES                      46
----------------------------------------------------------------------
APPENDIX IV -- ACCUMULATION UNIT VALUES                          47
----------------------------------------------------------------------

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity Payouts.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a payout at death, if any, upon the death of the Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR OUR: Hartford Life Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PAYMENT ENHANCEMENT: An amount that Hartford credits your Contract Value at the time a premium payment is made. The amount of a Payment Enhancement is based on the cumulative premium payments you make to your Contract.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected you may take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. This benefit is called the Guaranteed Income Benefit in your Contract.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   FEE TABLE

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases (as a percentage of
  Premium Payments)                                             None
---------------------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage of Premium
  Payments) (1)
    First Year (2)                                                 8%
---------------------------------------------------------------------
    Second Year                                                    8%
---------------------------------------------------------------------
    Third Year                                                     8%
---------------------------------------------------------------------
    Fourth Year                                                    8%
---------------------------------------------------------------------
    Fifth Year                                                     7%
---------------------------------------------------------------------
    Sixth Year                                                     6%
---------------------------------------------------------------------
    Seventh Year                                                   5%
---------------------------------------------------------------------
    Eighth Year                                                    0%
---------------------------------------------------------------------

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                                       $30
---------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                           1.45%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses                      1.45%
---------------------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Principal First Charge                                      0.35%
---------------------------------------------------------------------
    Optional Death Benefit Charge                               0.15%
---------------------------------------------------------------------
    Earnings Protection Benefit Charge                          0.20%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses with all optional
     charges                                                    2.15%
---------------------------------------------------------------------

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                                 Minimum       Maximum
----------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
(these are expenses that are deducted from Fund
assets, including management fees, Rule 12b-1
distribution and/or service fees, and other expenses)              0.69%         1.96%
----------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                                                12B-1
                                                                             DISTRIBUTION                TOTAL FUND
                                                              MANAGEMENT   AND/OR SERVICING    OTHER     OPERATING
                                                                 FEES            FEES         EXPENSES    EXPENSES
-------------------------------------------------------------------------------------------------------------------
Jennison Portfolio                                              0.60%            0.25%          0.16%       1.01%
-------------------------------------------------------------------------------------------------------------------
Prudential Jennison International Growth Portfolio              0.85%            0.25%          0.70%       1.80%
-------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus Portfolio                                  0.75%            0.25%          0.37%       1.37%
-------------------------------------------------------------------------------------------------------------------
Prudential Value Portfolio                                      0.40%            0.25%          0.18%       0.83%
-------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                                      0.63%            0.25%          0.04%       0.92%
-------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                          0.47%            0.25%          0.04%       0.76%
-------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund                          0.64%            0.25%          0.05%       0.94%
-------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund                           0.65%            0.25%          0.04%       0.94%
-------------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund                                         0.85%            0.25%          0.03%       1.13%
-------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund                               0.77%            0.25%          0.06%       1.08%
-------------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund                         0.85%            0.25%          0.16%       1.26%
-------------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS Fund                     0.85%            0.25%          0.30%       1.40%
-------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund                                 0.85%            0.25%          0.05%       1.15%
-------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                                0.74%            0.25%          0.07%       1.06%
-------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund                             0.85%            0.25%          0.06%       1.16%
-------------------------------------------------------------------------------------------------------------------
Hartford Growth HLS Fund                                        0.83%            0.25%          0.16%       1.24%
-------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund                             0.75%            0.25%          0.04%       1.04%
-------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund                          0.62%            0.25%          0.04%       0.91%
-------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                                    0.78%            0.25%          0.04%       1.07%
-------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                         0.40%            0.25%          0.04%       0.69%
-------------------------------------------------------------------------------------------------------------------
Hartford International Capital Appreciation HLS Fund            0.85%            0.25%          0.41%       1.51%
-------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund                   0.72%            0.25%          0.09%       1.06%
-------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS Fund                   0.85%            0.25%          0.86%       1.96%
-------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                                        0.68%            0.25%          0.04%       0.97%
-------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund                                  0.82%            0.25%          0.06%       1.13%
-------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                  0.45%            0.25%          0.04%       0.74%
-------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                           0.45%            0.25%          0.04%       0.74%
-------------------------------------------------------------------------------------------------------------------
Hartford SmallCap Growth HLS Fund                               0.64%            0.25%          0.05%       0.94%
-------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                                 0.73%            0.25%          0.04%       1.02%
-------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                                         0.46%            0.25%          0.03%       0.74%
-------------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS Fund                    0.46%            0.25%          0.03%       0.74%
-------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                                         0.83%            0.25%          0.06%       1.14%
-------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund                           0.69%            0.25%          0.04%       0.98%
-------------------------------------------------------------------------------------------------------------------

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1)  If you Surrender your Contract at the end of the applicable time period:

1 year                                                         $1,170
----------------------------------------------------------------------
3 years                                                        $2,021
----------------------------------------------------------------------
5 years                                                        $2,788
----------------------------------------------------------------------
10 years                                                       $4,292
----------------------------------------------------------------------

(2)  If you annuitize at the end of the applicable time period:

1 year                                                         $  405
----------------------------------------------------------------------
3 years                                                        $1,241
----------------------------------------------------------------------
5 years                                                        $2,091
----------------------------------------------------------------------
10 years                                                       $4,283
----------------------------------------------------------------------

(3)  If you do not Surrender your Contract:

1 year                                                         $  413
----------------------------------------------------------------------
3 years                                                        $1,249
----------------------------------------------------------------------
5 years                                                        $2,099
----------------------------------------------------------------------
10 years                                                       $4,292
----------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $10,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.
 - For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT ARE PAYMENT ENHANCEMENTS?

Each time you make a Premium Payment, Hartford will credit your Contract Value with a Payment Enhancement. The amount of the Payment Enhancement is based on your cumulative Premium Payments.

Hartford has developed a variety of variable annuities to help you meet your goals. We issue variable annuities that do not have Payment Enhancements, but that do have lower mortality and expense risk charges and shorter contingent deferred sales charge periods than this Contract. When you talk to your financial adviser, you should make sure that an annuity with a Payment Enhancement is a suitable investment for you.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                   8%
-----------------------------------------
         2                   8%
-----------------------------------------
         3                   8%
-----------------------------------------
         4                   8%
-----------------------------------------
         4                   7%
-----------------------------------------
         5                   6%
-----------------------------------------
         7                   5%
-----------------------------------------
     8 or more               0%
-----------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

x  The Annual Withdrawal Amount

x  Premium Payments that have been in your Contract for more than seven years

x  Payment Enhancements or earnings

x Distributions under a program for substantially equal periodic payments made for your life expectancy

x  Distributions made due to death

x  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is deducted daily and is equal to an annual charge of 1.45% of your Contract Value invested in the Funds.

- ANNUAL FUND OPERATING EXPENSES -- These charges are for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectus accompanying this prospectus.

- PRINCIPAL FIRST CHARGE -- If you elect Principal First we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.35% of the amount invested in the Funds.

- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Option, but only if you selected the variable dollar amount Annuity Payouts.

 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

 - You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WHAT IS PRINCIPAL FIRST?

Principal First is an option that can be elected at an additional charge. If you elect this benefit, Hartford will make certain payments during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. Once you elect this benefit, you cannot cancel it.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or,

- Your Maximum Anniversary Value, which is described below, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments, Payment Enhancements and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

- The Contract Value of your Contract minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit;

- Your Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit;

- Your Interest Accumulation Value from the date the Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington and New York. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------
previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any Payment Enhancements and any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make Annuity Payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments For a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take Annuity Payouts by the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

- fixed dollar amount Automatic Annuity Payouts,

- variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

GENERAL CONTRACT INFORMATION
--------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

                        EFFECTIVE DATE
    RATING AGENCY         OF RATING        RATING          BASIS OF RATING
------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.              3/10/03      A+            Financial strength
------------------------------------------------------------------------------
 Standard & Poor's         12/31/02      AA-           Financial security
                                                       characteristics
------------------------------------------------------------------------------
 Fitch                     10/30/02      AA            Claims paying ability
------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 2, 1986 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

Jennison Portfolio, Prudential Jennison International Growth Portfolio, Jennison 20/20 Focus Portfolio, and Prudential Value Portfolio are part of The Prudential Series Fund, Inc. The Prudential Series Fund, Inc. is an open-end management investment company that was organized under the laws of Maryland on November 15, 1982. The Prudential Series Fund, Inc. offers two classes of shares in each portfolio: Class I shares and Class II shares. This Annuity invests only in Class II shares of The Prudential Series Fund, Inc.

Prudential Investments LLC (PI), a wholly owned subsidiary of Prudential Financial, Inc. serves as the overall investment adviser

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
for The Prudential Series Fund, Inc. PI is located at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102.

Jennison Associates LLC (Jennison) provides investment advisory services for the Jennison 20/20 Focus Portfolio, the Jennison Portfolio, and the Prudential Jennison International Growth Portfolio. Jennison provides investment advisory services for approximately 50% of the assets of Prudential Value Portfolio, and Deutsche Asset Management, Inc. (Deutsche) and Victory Capital Management, Inc. (Victory), each provide investment advisory services for approximately 25% of the assets of Prudential Value Portfolio.

Jennison is located at 466 Lexington Avenue, New York, New York 10017. Deutsche is located at 280 Park Avenue, New York, New York 10017. Victory is located at 130 Public Square, Cleveland, Ohio 44114.

Hartford HLS Funds are sponsored and administered by Hartford. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.

Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth HLS Fund, Hartford Growth and Income HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Opportunities HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, and Hartford Value HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund are series of Hartford HLS Series Fund II, Inc., which was formerly known as Fortis Series Fund, Inc. Prior to May 1, 2002, these Funds were named, respectively, Growth Stock Series, Aggressive Growth Series, U.S. Government Securities Series, and Value Series.

The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IB shares are available in this Contract.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

JENNISON PORTFOLIO -- Seeks to achieve long-term growth of capital by investing primarily in equity securities of major, established corporations that the investment adviser believes offer above-average growth prospects.

PRUDENTIAL JENNISON INTERNATIONAL GROWTH PORTFOLIO -- Seeks long-term growth of capital.

JENNISON 20/20 FOCUS PORTFOLIO -- Seeks to achieve long-term growth of capital by investing primarily in up to 40 equity securities of U.S. companies that are selected by the investment advisers (up to 20 by each) as having strong capital appreciation potential.

PRUDENTIAL VALUE PORTFOLIO -- Seeks capital appreciation.

HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management.

HARTFORD BOND HLS FUND -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies. Sub-advised by HIMCO.

HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital. Sub-advised by Wellington Management.

HARTFORD FOCUS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL ADVISERS HLS FUND -- Seeks maximum long-term total rate of return. Sub-advised by Wellington Management.

HARTFORD GLOBAL COMMUNICATIONS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL HEALTH HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD GLOBAL TECHNOLOGY HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

HARTFORD GROWTH HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GROWTH AND INCOME HLS FUND -- Seeks growth of capital and current income. Sub-advised by Wellington Management.

HARTFORD GROWTH OPPORTUNITIES HLS FUND -- Seeks short-and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD HIGH YIELD HLS FUND -- Seeks high current income. Growth of capital is a secondary objective. Sub-advised by HIMCO.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by HIMCO.

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD MIDCAP HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks long-term growth of capital. Sub-advised by Wellington Management.

HARTFORD MIDCAP VALUE HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by HIMCO.

HARTFORD SMALLCAP GROWTH HLS FUND -- Seeks to maximize short- and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration. Sub-advised by Wellington Management.

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND -- Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk. Sub-advised by HIMCO.

HARTFORD VALUE HLS FUND -- Seeks long-term total return. Sub-advised by Wellington Management.

HARTFORD VALUE OPPORTUNITIES HLS FUND -- Seeks short-and long-term capital appreciation. Sub-advised by Wellington Management.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for the Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: the net investment income per unit earned during a recent one month period, divided by the unit value on the last day of the period. This figure reflects the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized; i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE
--------------------------------------------------------------------------------

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING

HARTFORD LIFE INSURANCE COMPANY                                               15
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DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN
GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

IF YOU SIGNED THE APPLICATION FOR YOUR CONTRACT ON OR AFTER DECEMBER 12, 2002, OR IF YOUR CONTRACT WAS ISSUED ON OR AFTER DECEMBER 12, 2002, YOU CANNOT ALLOCATE ANY PREMIUM PAYMENTS OR TRANSFER ANY CONTRACT VALUE TO THE FIXED ACCUMULATION FEATURE UNTIL FURTHER NOTICE.

Premium Payments, Payment Enhancements and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

In most states, we guarantee that we will credit interest at an annual effective rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. In some states, the minimum guaranteed interest rate is lower. If your Contract was issued before May 1, 2003, the minimum guaranteed interest rate is 3%. We reserve the right to change the rate subject only to applicable state insurance law.

We may credit interest at a rate in excess of the minimum guaranteed interest rate per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE OF THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion. If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our General Account to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the required minimum amount, we will apply it to your Contract as a subsequent Premium Payment.

Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

The DCA Plus Program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets.

Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the
Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.
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16                                               HARTFORD LIFE INSURANCE COMPANY
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You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program.

We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

THE CONTRACT
--------------------------------------------------------------------------------

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

This prospectus describes two versions of the Contract. Series I of the Contract was sold before May 1, 2002. Series IR of the Contract is sold on or after May 1, 2002, or the date your state approved Series IR for sale, if later.

HOW DO I PURCHASE A CONTRACT?
You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $10,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase-Registered Trademark-Program or are part of certain tax qualified retirement plans. Prior approval is required for any Premium Payment that would equal or exceed $1,000,000 when combined with total Premium Payments made to this contract and any other contract we issue to you or your Annuitant. In Maryland, Massachusetts, Oregon and Alabama, Premium Payments may only be made during the first Contract Year.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

WHAT ARE PAYMENT ENHANCEMENTS?

Each time you make a Premium Payment to your Contract, Hartford will credit your Contract Value with a Payment Enhancement. The Payment Enhancement is based on your cumulative Premium Payments and is equal to:

x 3% of the Premium Payment if your cumulative Premium Payments are less than $50,000.
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HARTFORD LIFE INSURANCE COMPANY                                               17
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x  4% of the Premium Payment if your cumulative Premium Payments are $50,000 or more.

If you make a subsequent Premium Payment that increases your cumulative Premium Payments to $50,000 or more, Hartford will credit an additional Payment Enhancement to your Contract Value equal to 1% of your prior Premium Payments.

The Payment Enhancements will be allocated to the same Accounts and in the same proportion as your Premium Payment.

DO I ALWAYS GET TO KEEP MY PAYMENT ENHANCEMENTS?

You won't always get to keep the Payment Enhancements credited to your Contract Value. Hartford will take back or "recapture" some or all of the Payment Enhancements under certain circumstances:

- Hartford will take back the Payment Enhancements we credit to your Contract Value if you cancel your Contract during the "Right to Examine" period described in your Contract.

- Hartford will deduct any Payment Enhancements credited to your Contract Value in the 24 months prior to the Annuity Calculation Date when we determine the amount available for Annuity Payouts.

- Hartford will also exclude any Payment Enhancements credited to your Contract Value in the 12 months prior to the date we calculate the Death Benefit when determining the Death Benefit payable.

- Hartford will deduct all Payment Enhancements credited during a period of eligible confinement to a hospital, nursing home or other qualified long-term care facility under the Waiver of Sales Charge Rider if you request a full or partial Surrender.

If you purchase your Contract in New York, Hartford will not recapture Payment Enhancements credited to your Contract Value in the 24 months prior to the Annuity Calculation Date when we determine the amount available for Annuity Payouts.

DO PAYMENT ENHANCEMENTS ALWAYS BENEFIT ME?

Not all of the time. Hartford issues a variety of variable annuities designed to meet different retirement planning goals. Some of our variable annuities have no Payment Enhancement, some have lower mortality and expense risk charges and still others have no contingent deferred sales charge. You and your financial adviser should decide if you may be better off in certain circumstances with one of our other variable annuities. You and your financial adviser should consider some of the following factors when determining which annuity is appropriate for you:

- The length of time you plan to continue to own your Contract.

- The frequency, amount and timing of any partial Surrenders.

- The amount of your Premium Payments.

- When you plan to annuitize your Contract.

- Whether you might experience an event that results in the loss of some or all of the Payment Enhancements.

We recapture the Payment Enhancements credited in the 24 months prior to the Annuity Calculation Date, in the 12 months prior to the date we receive notice of death, and under certain circumstances, if you are confined to a nursing home. It might not be beneficial to purchase this Contract if you know you will experience an event that will require Hartford to take back these Payment Enhancements. In addition, although this Contract's fees and charges are lower than many annuities that add a "bonus" or Payment Enhancement, the expenses are higher than some variable annuities without a Payment Enhancement. Over the life of the Contract, the Payment Enhancements you receive may be more than offset by the higher expenses.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract. Hartford will take back the Payment Enhancements credited to your Contract Value if you elect to cancel your Contract.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY CALCULATION DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments and Payment Enhancements are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the sum of your Premium Payments and Payment Enhancements, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

18                                               HARTFORD LIFE INSURANCE COMPANY
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The Net Investment Factor is used to measure the investment performance of a
Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; multiplied by

- The daily expense factor for the mortality and expense risk charge and any other applicable charges, adjusted for the number of days in the period.

We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Hartford has a policy for transfers between Sub-Accounts, which is designed to protect Contract Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet or telephone.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply our policy to your Contract during each Contract Year.

In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until your next Contract Anniversary if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter to notify you that your transfer privileges have been restricted or terminated under our policy until your next Contract Anniversary.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait 6 months before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at 1-800-862-6668
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HARTFORD LIFE INSURANCE COMPANY                                               19
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- Electronically, if available, by the Internet through our website at
  www.hartfordinvestor.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                   8%
-----------------------------------------
         2                   8%
-----------------------------------------
         3                   8%
-----------------------------------------
         4                   8%
-----------------------------------------
         5                   7%
-----------------------------------------
         6                   6%
-----------------------------------------
         7                   5%
-----------------------------------------
     8 or more               0%
-----------------------------------------

________________________________________________________________________________

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the Contract Year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 10% of your total Premium Payments, or $3,000 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 7% on that amount or $700.00.

- The remaining $2,000 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 8% of the $2,000 or $160.00.

- Your total Contingent Deferred Sales Charge is $860.00.

If you have any questions about these charges, please contact your financial adviser or Hartford.

________________________________________________________________________________
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20                                               HARTFORD LIFE INSURANCE COMPANY
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If you purchase your Contract in Oregon the percentage used to calculate the
Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                   8%
-----------------------------------------
         2                   8%
-----------------------------------------
         3                   8%
-----------------------------------------
         4                   7%
-----------------------------------------
         5                   6%
-----------------------------------------
         6                   5%
-----------------------------------------
         7                   4%
-----------------------------------------
     8 or more               0%
-----------------------------------------

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven Contract Years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- UPON ELIGIBLE CONFINEMENT AS DESCRIBED IN THE WAIVER OF SALES CHARGE RIDER -- We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 180 consecutive calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or
  (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified by Medicare as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued,
  (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you. ONCE YOU ELECT THIS WAIVER, HARTFORD WILL NOT ACCEPT ANY SUBSEQUENT PREMIUM PAYMENTS. IN ADDITION, IF YOU REQUEST A FULL OR PARTIAL SURRENDER DURING CONFINEMENT, WE WILL DEDUCT FROM YOUR CONTRACT VALUE ANY PAYMENT ENHANCEMENTS CREDITED DURING THE TIME YOU WERE CONFINED.

- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age
  70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- UPON DEATH OF THE ANNUITANT OR CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies.

- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR PRINCIPAL FIRST BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent Deferred Sales Charge if you take part in a program for partial Surrenders where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary.

- UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD.

SURRENDER ORDER -- During the first seven Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings and then from Payment Enhancements. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the Seventh Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than seven years, then from the Payment Enhancements credited for more than seven years, then from Premium Payments invested for less than seven years and then from the Payment Enhancement credited for less than seven years. Only Premium Payments invested for less than seven years are subject to a Contingent Deferred Sales Charge.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.45% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit
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HARTFORD LIFE INSURANCE COMPANY                                               21
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paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectus accompanying this prospectus.

PRINCIPAL FIRST CHARGE

If you elect Principal First we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.35% of the amount invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

EARNINGS PROTECTION DEATH BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

PAYMENT ENHANCEMENTS

No specific charges are assessed to cover the expenses of the Payment Enhancement. Rather, the combination of charges and fees within the Contract, including the Mortality and Expense Risk Charge and the Contingent Deferred
Sales Charge, are set at a level sufficient to cover the cost of offering the enhancements. As with all of its investment products, Hartford expects to make a profit on the sale of these Contracts, however, there are no additional profits inherent with the structure of this Contract when compared with any other product we offer.
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22                                               HARTFORD LIFE INSURANCE COMPANY
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WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT
LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, ANY APPLICABLE ADMINISTRATIVE CHARGES, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES
WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

PRINCIPAL FIRST

Principal First is an option that can be elected at an additional charge. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

If you elect Principal First when you purchase your Contract, your initial Premium Payment, not including Payment Enhancements, is equal to the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is equal to the Initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under Principal First are treated as partial Surrenders and are deducted from your Contract Value.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

Any time you make subsequent Premium Payments to your Contract, we also re-calculate your Benefit Amount and your Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.

Any time after the 5th year Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been in force.

We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up", we may be charging more for Principal First. Upon "step up" we will charge you the current Principal First charge. Before you decide to "step up", you should request a current prospectus which will describe the current charge for this Benefit.

Each Surrender you make as a Benefit Payment reduces the amount you may
Surrender under your Annual Withdrawal Amount.
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HARTFORD LIFE INSURANCE COMPANY                                               23
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You can Surrender your Contract any time, even if you have Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under Principal First.

If you elect Principal First and later decide to annuitize your Contract, you may choose from another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

If you, the joint owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

If you surrender all of your Contract Value or your Contract Value is reduced to zero, but you still have a Benefit Amount, you will still receive a Benefit Payment through an Annuity Payout option called the Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your beneficiary will continue to receive the remaining payments.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For Qualified Contracts, Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.

For examples on how Principal First is calculated, please see "Appendix III."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, Joint Owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit; or

- The Maximum Anniversary Value, which is described below, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments, Payment Enhancements and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT

You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value calculation will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;
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24                                               HARTFORD LIFE INSURANCE COMPANY
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- Minus any Payment Enhancements credited on or before we add the Optional Death
  Benefit;

- Plus any Premium Payments made after the Optional Death Benefit is added, but not including any Payment Enhancements credited;

- Minus any partial Surrenders after the Optional Death Benefit is added;

- Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments and Payment Enhancements or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract any Payment Enhancements and proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II".

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT

You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington and New York. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments made and any Payment Enhancements credited, and add any adjustments for partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any Payment Enhancements and any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.
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HARTFORD LIFE INSURANCE COMPANY                                               25
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________________________________________________________________________________

FOR EXAMPLE: Assuming that:

- The Contract Value on the date we received proof of death, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You received a Payment Enhancement of $4,000 more than 12 months before the date we calculate the Death Benefit,

- You took no partial Surrenders,

- The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($400,000),

- minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- minus any Premium Payments ($0)

- minus any Payment Enhancements credited on or before the date the Earnings Protection Benefit was added to your Contract ($4,000).

The Contract gain is $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus Payment Enhancements ($4,000).

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Earnings Protection Benefit is $480,000.

________________________________________________________________________________

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under the sub-section entitled "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."

The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

- The aggregate Premium Payments minus any Surrenders;

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined
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26                                               HARTFORD LIFE INSURANCE COMPANY
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periodically in our sole discretion. For Federal income tax purposes, the
Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from date of death if the death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payout Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract.

Hartford will not recapture Payment Enhancements if your spouse continues the Contract and the Contract Value is greater than the Death Benefit at the time we calculate the Death Benefit.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

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HARTFORD LIFE INSURANCE COMPANY                                               27
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IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .          AND . . .                   AND . . .                 THEN THE . . .
Contract Owner                There is a surviving joint  The Annuitant is living or  Joint Contract Owner
                              Contract Owner              deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Designated Beneficiary
                              joint Contract Owner        deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Contract Owner's estate
                              joint Contract Owner and    deceased                    receives the Death
                              the Beneficiary                                         Benefit.
                              predeceases the Contract
                              Owner
Annuitant                     The Contract Owner is       There is no named           The Contract Owner becomes
                              living                      Contingent Annuitant        the Contingent Annuitant
                                                                                      and the Contract
                                                                                      continues. The Contract
                                                                                      Owner may waive this
                                                                                      presumption and receive
                                                                                      the Death Benefit.
Annuitant                     The Contract Owner is       The Contingent Annuitant    Contingent Annuitant
                              living                      is living                   becomes the Annuitant, and
                                                                                      the Contract continues.
Annuitant                     The Contract Owner is a     There is no named           The Contract Owner
                              trust or other non-natural  Contingent Annuitant        receives the Death
                              person                                                  Benefit.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner
Annuitant                     The Contract Owner is living              Contract Owner receives a payout at
                                                                        death, if any.
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives a payout at death, if any.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be paid in a lump sum. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge.

There are two restrictions on partial Surrenders before the Annuity Commencement
Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the
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28                                               HARTFORD LIFE INSURANCE COMPANY
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Annuity Commencement Date only if you selected the variable-dollar amount
Annuity Payouts under the Payments For a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders. Please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to
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HARTFORD LIFE INSURANCE COMPANY                                               29
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age 59 1/2 due to financial hardship, unemployment or retirement may still be subject to a federal income tax penalty of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want fixed dollar amount or variable dollar amount Annuity Payouts?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1.  WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. In Maryland, Massachusetts, Oregon and Alabama, the Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 12th Contract Year. If you purchase your Contract in New York, you must begin Annuity Payouts before your Annuitant's 91st birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date. Except for Contracts purchased in New York, we will deduct any Payment Enhancements credited in the 24 months before the Annuity Calculation Date from your Contract Value when we determine the amount available for Annuity Payouts.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with more than 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2.  WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value on the Annuity Calculation Date minus any Premium Tax and the Annuity Payouts already made. This option is only available for Variable Dollar Amount Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select with a minimum of 10 years. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity

30                                               HARTFORD LIFE INSURANCE COMPANY
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Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 10 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed-dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENT FOR A PERIOD CERTAIN

We agree to make Annuity Payouts for a specified time. You can select any number of years between 10 years and 100 years minus the Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the commuted value in one sum.

PRINCIPAL FIRST PAYOUT OPTION

If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE-DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed-dollar amount Annuity Payouts, variable-dollar amount Annuity Payouts, or a combination of fixed or variable-dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3.  HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4.  WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the

HARTFORD LIFE INSURANCE COMPANY                                               31
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potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED-DOLLAR AMOUNT OR VARIABLE-DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed-dollar amounts or variable-dollar amounts, depending on your income needs.

FIXED-DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed-dollar amount Annuity Payout begins, you cannot change your selection to receive variable-dollar amount Annuity Payouts. You will receive equal fixed-dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed-dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed-dollar amount Annuity Payout Option tables in your Contract.

VARIABLE-DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable-dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable-dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable-dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

- the Assumed Investment Return

The total amount of the first variable-dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable-dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
--------------------------------------------------------------------------------

We may discontinue, modify or amend any of the Programs or any other programs we establish. Any change to a program will not affect the Contract Owners currently enrolled in the program.

INVESTEASE-REGISTERED TRADEMARK- PROGRAM -- InvestEase-Registered Trademark- is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year. We can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on your instructions after your seventh Contract Year.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor -- ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely

32                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that are not part of the model. You can only participate in one asset rebalancing model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Fund into a different Fund. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from a Fund into a different Fund. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment.

On June 29, 2001, Hartford MidCap HLS Fund Sub-Account closed to new and subsequent Premium Payments and transfers of Contract Value. However, you are allowed to continue any Dollar Cost Averaging Program, InvestEase Program, Asset Rebalancing Program, or Automatic Income Program into the Hartford MidCap HLS Fund Sub-Account if you enrolled on or before June 29, 2001.

OTHER INFORMATION
--------------------------------------------------------------------------------

ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax advisor before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of broker-dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

INDEPENDENT PUBLIC ACCOUNTANTS -- We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of the Separate Account for the year ending December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities
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Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its report.

LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Hartford Life Insurance Company ("Hartford Life"), which is the parent company of Hartford Life and Annuity Insurance Company, is or may become involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted, some for substantial amounts. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, Hartford Life does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of Hartford Life.

On March 15, 2002, a jury in the U.S. District Court for the Eastern District of Missouri issued a verdict in Bancorp Services, LLC ("Bancorp") v. Hartford Life Insurance Company, et al. in favor of Bancorp in the amount of $118 million. The case involved claims of patent infringement, misappropriation of trade secrets, and breach of contract against Hartford Life and its affiliate International Corporate Marketing Group, Inc. ("ICMG"). The judge dismissed the patent infringement claim on summary judgment. The jury's award was based on the last two claims. On August 28, 2002, the Court entered an order awarding Bancorp prejudgment interest on the breach of contract claim in the amount of $16 million.

Hartford Life and ICMG have appealed the judgement on the trade secret and breach of contract claims. Bancorp has cross-claimed the pre-trial dismissal of its patent infringement claim. Hartford Life's management, based on the opinion of its legal advisors, believes that there is a substantial likelihood that the jury award will not survive at its current amount. Based on the advice of legal counsel regarding the potential outcome of this litigation, Hartford Life recorded an $11 million after-tax charge in the first quarter of 2002 to increase litigation reserves associated with this matter. Should Hartford Life and ICMG not succeed in eliminating or reducing the judgment, a significant additional expense would be recorded in the future related to this matter.

On March 16, 2003, a final decision and award was issued in an arbitration between Hartford Life and one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Although Hartford Life believed that its position in this arbitration was strong, an adverse outcome could have resulted in a decrease to Hartford Life's statutory surplus and capital and could have potentially increased the death benefit costs incurred by Hartford Life in the future. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to Hartford Life were not limited or reduced in any manner and, as a result, are left unchanged.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: (800) 862-6668 (Contract Owners)
           (800) 862-7155 (Registered Representatives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

What are some of the federal tax consequences which affect these Contracts?

A.  GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B.  TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code").
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34                                               HARTFORD LIFE INSURANCE COMPANY
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Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract value (determined without regard to surrender charges) is an appropriate measure. However, the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future benefits.

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any optional Death Benefits, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, we believe that for federal tax purposes any optional Death Benefits should be treated as an integral part of the Contract's benefits (i.e., as an investment protection benefit) and that any charges under the Contract for any optional Death Benefits should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a.
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HARTFORD LIFE INSURANCE COMPANY                                               35
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    However, it is possible that the IRS could take a contrary position that some or all of these charges for any optional Death Benefits should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. We believe that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions:

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3.  Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary). In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits.

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to
August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received
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36                                               HARTFORD LIFE INSURANCE COMPANY
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or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

    f. REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant
    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

     1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

     2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

     3. If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements
    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary
    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

    g. ADDITION OF RIDERS.

The addition of a rider to the Contract could cause it to be considered newly issued or entered into, for tax purposes, and thus could result in the loss of certain grandfathering with respect to the Contract. Please contact your tax adviser for more information.

 3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.
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HARTFORD LIFE INSURANCE COMPANY                                               37
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In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D.  FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will generally be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E.  GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G.  GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H.  ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2003, the maximum estate tax rate is 49% and the unified credit exemption amount is $1,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

----------------------------------------------------------------------
GENERAL INFORMATION
----------------------------------------------------------------------
    Safekeeping of Assets
----------------------------------------------------------------------
    Independent Public Accountants
----------------------------------------------------------------------
    Non-Participating
----------------------------------------------------------------------
    Misstatement of Age or Sex
----------------------------------------------------------------------
    Principal Underwriter
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION
----------------------------------------------------------------------
    Total Return for all Sub-Accounts
----------------------------------------------------------------------
    Yield for Sub-Accounts
----------------------------------------------------------------------
    Money Market Sub-Accounts
----------------------------------------------------------------------
    Additional Materials
----------------------------------------------------------------------
    Performance Comparisons
----------------------------------------------------------------------
PERFORMANCE TABLES
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES
----------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------

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HARTFORD LIFE INSURANCE COMPANY                                               39
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts may offer death benefits that may exceed the greater of the amounts paid for the Contract or the Contract's cash value. Owners who intend to use the Contract in connection with tax-qualified retirement plans should consider the income tax effects that such a death benefit may have on the plan.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate, the time when distributions must commence, and the form in which distributions must be paid. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice. If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to the participants.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, total contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $40,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $12,000 for 2003, $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The limitation on elective deferrals may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a section 403(b) arrangement.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- Certain governmental employers or tax-exempt employers other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a
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Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $12,000 for 2003, $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, certain custodial accounts and annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under an eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan to a participant or beneficiary are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment as defined in the Code (including death of the participating employee), or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. See Section 6 below for a discussion of rollovers involving IRAs.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA, SIMPLE IRA or Simplified Employee Pension under
Section 408(k) of the Code may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary. In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

HARTFORD LIFE INSURANCE COMPANY                                               41
--------------------------------------------------------------------------------

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary (as defined in the Code), or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution. Required minimum distributions also can be made in the form of annuity payments. The death benefit under the contract may affect the amount of the minimum required distribution that must be taken.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the sole designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

In 2002, the Internal Revenue Service issued final and temporary regulations in the Federal Register relating to minimum required distributions. Please consult with your tax or legal adviser with any questions regarding the new regulations.

(c) WITHHOLDING We are generally required to withhold federal income tax from the taxable portion of each distribution made under a Contract. The federal income tax withholding requirements, including the rate at which withholding applies, depend on whether a distribution is or is not an eligible rollover distribution.

Federal income tax withholding from the taxable portion of distributions that are not eligible rollover distributions is required unless the payee is eligible to, and does in fact, elect not to have income tax withheld by filing an election with us. Where the payee does not elect out of withholding, the rate of income tax to be withheld depends on whether the distribution is nonperiodic or periodic. Regardless of whether an election is made not to have federal income taxes withheld, the recipient is still liable for payment of federal income tax on the taxable portion of the distribution.

For periodic payments, federal income tax will be withheld from the taxable portion of the distribution by treating the payment as wages under IRS wage withholding tables, using the marital status and number of withholding allowances elected by the payee on an IRS Form W-4P, or acceptable substitute, filed with us. Where the payee has not filed a Form W-4P, or acceptable substitute, with us, the payee will be treated as married claiming three withholding allowances. Special rules apply where the payee has not provided us with a proper taxpayer identification number or where the payments are sent outside the United States or U.S. possessions.

For nonperiodic distributions, where a payee has not elected out of withholding, income tax will be withheld at a rate of 10 percent from the taxable portion of the distribution.

42                                               HARTFORD LIFE INSURANCE COMPANY
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Federal income tax withholding is required at a rate of 20 percent from the taxable portion of any distribution that is an eligible rollover distribution to the extent it is not directly rolled over to an eligible recipient plan. Payees cannot elect out of income tax withholding with respect to such distributions.

Also, special withholding rules apply with respect to distributions from non-governmental section 457(b) plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.

6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, "eligible rollover distributions" from qualified retirement plans under section 401(a) of the Code, qualified annuities under section 403(a) of the Code, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over tax-free within 60 days to any of such plans or arrangements that accept such rollovers. Similarly, distributions from an IRA generally are permitted to be rolled over tax-free within 60 days to a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan, qualified annuity or governmental 457 plan into another qualified plan or an IRA. In the case of such a rollover of after tax contributions, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). Similar rules apply for purposes of rolling over after tax contributions from a section 403(b) arrangement. After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan.

For this purpose, an eligible rollover distribution is generally a distribution to an employee of all or any portion of the balance to the credit of the employee in a qualified trust under section 401(a) of the Code, qualified annuity under section 403(a) of the Code, a 403(b) arrangement or a governmental 457(b) plan. However, an eligible rollover distribution does not include: any distribution which is one of a series of substantially equal periodic payments (not less frequently than annually) made (1) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or (2) for a specified period of 10 years or more; any distribution to the extent it is a required minimum distribution amount (discussed above); or any distribution which is made upon hardship of the employee.

Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

HARTFORD LIFE INSURANCE COMPANY                                               43
--------------------------------------------------------------------------------

APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES

OPTIONAL DEATH BENEFIT EXAMPLES

EXAMPLE 1
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$108,000       Contract Value prior to Surrender equals
  .09259       multiplied by
$105,000       Interest Accumulation Value for a total of
$  9,722       to be deducted from the Interest Accumulation Value equals
$ 95,278       the new Interest Accumulation Value

EXAMPLE 2
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$ 92,000       Contract Value prior to Surrender equals
  .10870       multiplied by
$105,000       Interest Accumulation Value for a total of
$ 11,413       to be deducted from the Interest Accumulation Value equals
$ 93,587       the New Interest Accumulation Value

--------------------------------------------------------------------------------

44                                               HARTFORD LIFE INSURANCE COMPANY
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EARNINGS PROTECTION BENEFIT EXAMPLES

EXAMPLE 1
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You received a Payment Enhancement of $4,000 more than 12 months before the date we calculate the Death Benefit

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,

- On the day we calculate the Death Benefit, your Contract Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS
To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($40,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($104,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals -$6,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN
So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($140,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- Add any Payment Enhancements credited on or after the date the Earnings Protection Benefit was added to your Contract ($4,000),

- Add any adjustments for partial Surrenders ($0) Subtract any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit ($0).

So the Contract gain equals $40,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP
To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

- minus any Payment Enhancements ($4,000).

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT
In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.

HARTFORD LIFE INSURANCE COMPANY                                               45
--------------------------------------------------------------------------------

EXAMPLE 2
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You received a Payment Enhancement of $4,000 more than 12 months before the date we calculate the Death Benefit,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS
To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($104,000)

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals +$14,000 which is greater than zero, so there is a $14,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN
So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- Add any Payment Enhancements credited on or after the date the Earnings Protection Benefit was added to your Contract ($4,000), Add any adjustments for partial Surrenders ($14,000), Subtract any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit ($0).

So the Contract gain equals $34,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP
To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($14,000),

- minus any Payment Enhancements ($4,000).

Which equals $86,000. The cap is 200% of $86,000 which is $172,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT
In this situation the cap does not apply, so Hartford takes 40% of $34,000 or $13,600 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $133,600.

46                                               HARTFORD LIFE INSURANCE COMPANY
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APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.
- Your Benefit Amount is $100,000, which is your initial Premium Payment.

- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN
- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN
- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN
We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN
We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN
We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), and we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP-UP" PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN
- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

HARTFORD LIFE INSURANCE COMPANY                                               47
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APPENDIX IV -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-862-6668.

                                                                  YEAR ENDED DECEMBER 31,
                                                              -------------------------------
SUB-ACCOUNT                                                     2002       2001       2000
---------------------------------------------------------------------------------------------
JENNISON 20/20 FOCUS PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.955     $1.040        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.729     $0.955        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         46         12        --
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.693         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.738         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --         --        --
---------------------------------------------------------------------------------------------
JENNISON PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.628     $0.833        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.426     $0.628        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        446        829        --
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.591         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.604         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          3         --        --
---------------------------------------------------------------------------------------------
PRUDENTIAL JENNISON INTERNATIONAL GROWTH PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.739     $1.000        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.562     $0.739        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         29         23        --
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.598         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.558         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --         --        --
---------------------------------------------------------------------------------------------

48                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                  YEAR ENDED DECEMBER 31,
                                                              -------------------------------
SUB-ACCOUNT                                                     2002       2001       2000
---------------------------------------------------------------------------------------------
PRUDENTIAL VALUE PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.942     $1.000        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.721     $0.942        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        108         37        --
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.681         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.715         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --         --        --
---------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.945     $1.007    $1.000
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.801     $0.945    $1.007
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     72,930     54,471    17,283
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.764         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.794         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        368         --        --
---------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $1.166     $1.091    $1.000
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.262     $1.166    $1.091
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     26,330     12,849     1,197
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $1.186         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.250         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        212         --        --
---------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.872     $0.952    $1.000
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.688     $0.872    $0.952
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     80,066     59,733    18,923
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.616         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.682         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        473         --        --
---------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               49
--------------------------------------------------------------------------------

                                                                  YEAR ENDED DECEMBER 31,
                                                              -------------------------------
SUB-ACCOUNT                                                     2002       2001       2000
---------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $1.126     $1.193    $1.000
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.950     $1.126    $1.193
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     32,223     15,964     2,288
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.899         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.941         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        237         --        --
---------------------------------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $1.028     $1.000        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.762     $1.028        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      1,789        792        --
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.695         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.757         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         48         --        --
---------------------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.828     $0.898    $1.000
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.742     $0.828    $0.898
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      2,195      1,889     1,172
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.720         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.735         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          7         --        --
---------------------------------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.709     $1.000        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.492     $0.709        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        410        163        --
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.395         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.489         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         44         --        --
---------------------------------------------------------------------------------------------

50                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                  YEAR ENDED DECEMBER 31,
                                                              -------------------------------
SUB-ACCOUNT                                                     2002       2001       2000
---------------------------------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.949     $1.000        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.757     $0.949        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        619        223        --
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.752         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.752         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         22         --        --
---------------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $1.472     $1.466    $1.000
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.201     $1.472    $1.466
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      3,030      2,420       908
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $1.121         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.190         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         12         --        --
---------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.675     $0.822    $1.000
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.534     $0.675    $0.822
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      9,391      8,399     4,264
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.517         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.529         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          9         --        --
---------------------------------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.470     $0.620    $1.000
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.284     $0.470    $0.620
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      4,076      3,429     1,440
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.255         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.282         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         25         --        --
---------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               51
--------------------------------------------------------------------------------

                                                                  YEAR ENDED DECEMBER 31,
                                                              -------------------------------
SUB-ACCOUNT                                                     2002       2001       2000
---------------------------------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.872     $0.964    $1.000
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.646     $0.872    $0.964
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      9,068      6,850     2,378
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.608         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.640         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         54         --        --
---------------------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.976         --        --(b)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.856         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        503         --        --
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.767         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.853         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        159         --        --
---------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.986         --        --(b)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.766         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        193         --        --
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.715         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.763         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         39         --        --
---------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $1.018     $1.008    $1.000
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.932     $1.018    $1.008
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      6,199      3,538       508
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.881         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.923         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         95         --        --
---------------------------------------------------------------------------------------------

52                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                  YEAR ENDED DECEMBER 31,
                                                              -------------------------------
SUB-ACCOUNT                                                     2002       2001       2000
---------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.812     $0.942    $1.000
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.619     $0.812    $0.942
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     12,975      9,109     3,465
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.584         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.614         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         45         --        --
---------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.852     $1.000        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.694     $0.852        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        963        387        --
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.705         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.689         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         14         --        --
---------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.632     $0.791    $1.000
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.510     $0.632    $0.791
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      3,788      2,788     1,718
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.515         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.505         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         20         --        --
---------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.930     $1.000        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.868     $0.930        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        478         33        --
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.903         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.861         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         12         --        --
---------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               53
--------------------------------------------------------------------------------

                                                                  YEAR ENDED DECEMBER 31,
                                                              -------------------------------
SUB-ACCOUNT                                                     2002       2001       2000
---------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.967     $1.020    $1.000
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.816     $0.967    $1.020
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     14,807     19,363     9,591
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.763         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.808         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --         --        --
---------------------------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.989     $1.000        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.846     $0.989        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     10,716      3,237        --
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.817         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.840         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         41         --        --
---------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $1.060     $1.037    $1.000
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.057     $1.060    $1.037
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     25,240     18,761     3,310
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $1.052         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.047         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        278         --        --
---------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $1.144     $1.082    $1.000
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.217     $1.144    $1.082
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     12,981      3,970       333
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $1.191         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.205         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        108         --        --
---------------------------------------------------------------------------------------------

54                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                  YEAR ENDED DECEMBER 31,
                                                              -------------------------------
SUB-ACCOUNT                                                     2002       2001       2000
---------------------------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.932         --        --(b)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.731         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        546         --        --
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.673         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.728         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         49         --        --
---------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.600     $0.716    $1.000
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.411     $0.600    $0.716
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     14,586     10,611     5,429
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.399         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.407         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        100         --        --
---------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.833     $0.965    $1.000
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.621     $0.833    $0.965
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     44,390     40,157    16,394
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.583         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.615         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        300         --        --
---------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $1.007         --        --(b)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.069         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     10,231         --        --
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $1.042         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.065         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        300         --        --
---------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               55
--------------------------------------------------------------------------------

                                                                  YEAR ENDED DECEMBER 31,
                                                              -------------------------------
SUB-ACCOUNT                                                     2002       2001       2000
---------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.998     $1.000        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.759     $0.998        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      4,127        918        --
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.746         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.753         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         58         --        --
---------------------------------------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.975         --        --(b)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.795         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         56         --        --
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.737         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.792         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         42         --        --
---------------------------------------------------------------------------------------------

(a) Inception date August 5, 2002.

(b) Inception date May 31, 2002.

To obtain a Statement of Additional Information for Series I and Series IR of Director Elite Plus variable annuity, please complete the form below and mail to:

    Hartford Life Insurance Company
    Attn: Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information to me at the following address:

----------------------------------------------------
                                      Name

------------------------------------------------------------------
                                    Address

------------------------------------------------------------------
                            City/State      Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO
                 SERIES I AND SERIES IR OF DIRECTOR ELITE PLUS

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.

Date of Prospectus: May 1, 2003
Date of Statement of Additional Information: May 1, 2003

TABLE OF CONTENTS

GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Independent Public Accountants                                 2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    2
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              2
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           3
----------------------------------------------------------------------
    Performance Comparisons                                        4
----------------------------------------------------------------------
PERFORMANCE TABLES                                                 5
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                           8
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

INDEPENDENT PUBLIC ACCOUNTANTS

Except as noted in the paragraph below, the financial statements included in this registration statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein and elsewhere in the registration statement, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 185 Asylum Street, Hartford, Connecticut 06103-3402.

The financial statements of the Separate Account for the year ended December 31, 2001 included in this registration statement were audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report.

We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of the Separate Account for the year ending December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its report.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2002: $118,321,429; 2001: $122,929,007; and 2000: $141,303,001.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one

Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

PERFORMANCE TABLES

The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2002

                                            SUB-ACCOUNT                                                                SINCE
SUB-ACCOUNT                                INCEPTION DATE       1 YEAR            5 YEAR            10 YEAR          INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
Jennison Portfolio                            04/25/95              -40.34%            -7.32%              N/A              3.68%
---------------------------------------------------------------------------------------------------------------------------------
Prudential Jennison International Growth
 Portfolio                                    09/25/00              -32.79%              N/A               N/A            -41.62%
---------------------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus Portfolio                05/03/99              -32.56%              N/A               N/A            -10.87%
---------------------------------------------------------------------------------------------------------------------------------
Prudential Value Portfolio                    02/19/88              -32.35%            -6.75%             5.42%             6.96%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                    06/02/86              -24.77%            -3.32%             4.73%             5.84%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                        06/02/86               -2.75%             1.28%             2.97%             3.77%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund        06/02/86              -30.11%             0.69%             8.71%             8.70%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund         03/09/94              -25.16%            -3.51%              N/A              7.34%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund                       04/30/01              -34.54%              N/A               N/A            -22.67%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund             03/01/95              -20.38%            -3.67%              N/A              1.28%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund       12/27/00              -38.83%              N/A               N/A            -40.13%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS
 Fund                                         12/27/00              -29.35%              N/A               N/A            -20.50%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund               05/01/00              -27.65%              N/A               N/A              1.46%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund              10/01/98              -29.95%              N/A               N/A             -1.12%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund           05/01/00              -47.17%              N/A               N/A            -45.32%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Growth HLS Fund                      04/30/02                 N/A               N/A               N/A            -24.02%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund           05/29/98              -34.61%              N/A               N/A             -7.17%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund        03/24/87              -37.32%            -4.03%             2.63%             5.05%
---------------------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                  10/01/98              -18.56%              N/A               N/A             -5.84%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                       05/01/87              -32.61%            -6.64%             5.02%             5.57%
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Capital
 Appreciation HLS Fund                        04/30/01              -27.86%              N/A               N/A            -27.27%
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS
 Fund                                         07/02/90              -28.51%            -8.37%             0.09%            -1.81%
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS
 Fund                                         04/30/01              -16.89%              N/A               N/A            -16.03%
---------------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                      07/30/97              -25.16%              N/A               N/A             11.63%
---------------------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund                04/30/01              -24.07%              N/A               N/A            -17.45%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                06/02/86              -10.96%            -1.79%            -0.28%             0.87%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund         06/02/86               -4.66%             0.77%             2.24%             3.67%
---------------------------------------------------------------------------------------------------------------------------------
Hartford SmallCap Growth HLS Fund             05/02/94              -38.12%            -1.06%              N/A              2.28%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund               08/09/96              -39.64%            -6.39%              N/A             -2.04%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                       06/02/86              -34.23%            -5.74%             5.62%             6.43%
---------------------------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS
 Fund                                         03/24/87               -2.10%             1.25%             2.15%             2.93%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                       04/30/01              -32.77%              N/A               N/A            -23.22%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund         05/01/96              -34.88%            -5.13%              N/A              0.86%
---------------------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2002

                                                FUND                                                                   SINCE
SUB-ACCOUNT                                INCEPTION DATE       1 YEAR            5 YEAR            10 YEAR          INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
Jennison Portfolio                            04/25/95              -32.16%            -3.57%              N/A              5.48%
---------------------------------------------------------------------------------------------------------------------------------
Prudential Jennison International Growth
 Portfolio                                    09/25/00              -23.95%              N/A               N/A            -32.82%
---------------------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus Portfolio                05/03/99              -23.69%              N/A               N/A             -5.57%
---------------------------------------------------------------------------------------------------------------------------------
Prudential Value Portfolio                    02/19/88              -23.47%            -2.39%             7.33%             8.63%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                    03/31/83              -15.22%             0.71%             6.83%             8.49%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                        08/31/77                8.25%             5.51%             5.68%             6.91%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund        04/02/84              -21.04%             4.35%            10.47%            12.59%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund         03/09/94              -15.65%             0.62%              N/A              9.24%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund                       04/30/01              -25.85%              N/A               N/A            -14.98%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund             03/01/95              -10.46%             0.47%              N/A              3.74%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund       12/27/00              -30.51%              N/A               N/A            -33.65%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS
 Fund                                         12/27/00              -20.21%              N/A               N/A            -13.95%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund               05/01/00              -18.36%              N/A               N/A              7.12%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund              10/01/98              -20.86%              N/A               N/A              3.43%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund           05/01/00              -39.57%              N/A               N/A            -37.59%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Growth HLS Fund                      04/30/02                 N/A               N/A               N/A            -14.41%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund           05/29/98              -25.93%              N/A               N/A             -2.76%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund        04/30/02                 N/A               N/A               N/A            -14.41%
---------------------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                  10/01/98               -8.47%              N/A               N/A             -0.49%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                       05/01/87              -23.75%            -2.66%             6.93%             7.49%
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Capital
 Appreciation HLS Fund                        04/30/01              -18.59%              N/A               N/A            -19.73%
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS
 Fund                                         07/02/90              -19.29%            -4.23%             2.28%             1.09%
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS
 Fund                                         04/30/01               -6.66%              N/A               N/A             -8.12%
---------------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                      07/30/97              -15.65%            12.89%              N/A             14.27%
---------------------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund                04/30/01              -14.46%              N/A               N/A             -9.74%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                06/30/80               -0.22%             2.62%             2.74%             5.11%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund         01/01/85                6.34%             5.03%             5.03%             6.62%
---------------------------------------------------------------------------------------------------------------------------------
Hartford SmallCap Growth HLS Fund             05/02/94              -29.74%             2.44%              N/A              4.59%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund               08/09/96              -31.40%            -2.54%              N/A              1.35%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                       08/31/77              -25.51%            -1.86%             7.47%            10.20%
---------------------------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS
 Fund                                         03/24/87                8.90%             5.48%             4.98%             5.48%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                       04/30/01              -23.92%              N/A               N/A            -15.62%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund         05/01/96              -26.21%            -1.00%              N/A              3.90%
---------------------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

   YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2002

SUB-ACCOUNT                                                            YIELD            EFFECTIVE YIELD
-------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                             -0.70%                -0.69%
-------------------------------------------------------------------------------------------------------

        YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2002

SUB-ACCOUNT                                                         YIELD
---------------------------------------------------------------------------
Hartford Bond HLS Fund                                              3.26%
---------------------------------------------------------------------------
Hartford High Yield HLS Fund                                        7.35%
---------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                               1.60%
---------------------------------------------------------------------------
Hartford U.S. Government Securities HLS Fund                        0.95%
---------------------------------------------------------------------------

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.

                                                                  YEAR ENDED DECEMBER 31,
                                                              -------------------------------
SUB-ACCOUNT                                                     2002       2001       2000
---------------------------------------------------------------------------------------------
JENNISON 20/20 FOCUS PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.955     $1.040        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.729     $0.955
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         46         12        --
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $0.953     $1.039        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.726     $0.953
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         69         18        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $0.973         --        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.741         --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --         --        --
---------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.693         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.739         --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         33         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $0.972     $1.000        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.739     $0.972
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         33         --        --
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.680         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.725         --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.693         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.739         --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --         --        --
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.693         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.738         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --         --        --
---------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------

                                                                  YEAR ENDED DECEMBER 31,
                                                              -------------------------------
SUB-ACCOUNT                                                     2002       2001       2000
---------------------------------------------------------------------------------------------
JENNISON PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.628     $0.833        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.426     $0.628
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        446        829        --
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $0.627     $0.832        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.425     $0.627
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        363        263        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $0.895     $1.000        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.606     $0.895
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        334         --        --
---------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.591         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.604         --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         29         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $0.894     $1.000        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.604     $0.894
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         29         --        --
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.415         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.424         --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.591         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.604         --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --         --        --
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.591         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.604         --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          3         --        --
---------------------------------------------------------------------------------------------

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                  YEAR ENDED DECEMBER 31,
                                                              -------------------------------
SUB-ACCOUNT                                                     2002       2001       2000
---------------------------------------------------------------------------------------------
PRUDENTIAL JENNISON INTERNATIONAL GROWTH PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.739     $1.000        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.562     $0.739
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         29         23        --
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $0.738     $1.000        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.561     $0.738
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          8          1        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $0.738     $1.000        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.560     $0.738
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --         --        --
---------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.598         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.559         --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $0.737     $1.000        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.559     $0.737
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --         --        --
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.599         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.560         --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.598         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.558         --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --         --        --
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.598         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.558         --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --         --        --
---------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

                                                                  YEAR ENDED DECEMBER 31,
                                                              -------------------------------
SUB-ACCOUNT                                                     2002       2001       2000
---------------------------------------------------------------------------------------------
PRUDENTIAL VALUE PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.942     $1.000        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.721     $0.942
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        108         37        --
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $0.941     $1.000        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.719     $0.941
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         50          1        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $0.940     $1.000        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.718     $0.940
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --         --        --
---------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.681         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.716         --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        126         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $0.939     $1.000        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.716     $0.939
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        126         --        --
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.683         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.718         --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.681         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.716         --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --         --        --
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.681         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.715         --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --         --        --
---------------------------------------------------------------------------------------------

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                  YEAR ENDED DECEMBER 31,
                                                              -------------------------------
SUB-ACCOUNT                                                     2002       2001       2000
---------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.945     $1.007    $1.000
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.801     $0.945    $1.007
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     72,930     54,471    17,283
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $0.942     $1.006    $1.000
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.798     $0.942    $1.006
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      7,644      6,575     1,505
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $0.943     $1.020        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.798     $0.943        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      7,031      5,621        --
---------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.764         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.795         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     17,994         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $0.941     $1.018        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.795     $0.941        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     17,994      2,085        --
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.764         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.794         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      1,221         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.764         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.794         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        586         --        --
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.764         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.794         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        368         --        --
---------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

                                                                  YEAR ENDED DECEMBER 31,
                                                              -------------------------------
SUB-ACCOUNT                                                     2002       2001       2000
---------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $1.166     $1.091    $1.000
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.262     $1.166    $1.091
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     26,330     12,849     1,197
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $1.163     $1.089    $1.000
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.257     $1.163    $1.089
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      3,418      2,576       170
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $1.164     $1.106        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.258     $1.164        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      1,943      1,026        --
---------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $1.186         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.252         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      7,260         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $1.161     $1.104        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.252     $1.161        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      7,260      1,427        --
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $1.186         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.251         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        532         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $1.186         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.251         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        207         --        --
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $1.186         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.250         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        212         --        --
---------------------------------------------------------------------------------------------

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                  YEAR ENDED DECEMBER 31,
                                                              -------------------------------
SUB-ACCOUNT                                                     2002       2001       2000
---------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.872     $0.952    $1.000
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.688     $0.872    $0.952
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     80,066     59,733    18,923
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $0.870     $0.951    $1.000
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.686     $0.870    $0.951
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      9,721      7,697     2,125
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $0.870     $1.004        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.686     $0.870        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      8,629      6,153        --
---------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.616         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.683         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     22,224         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $0.868     $1.002        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.683     $0.868        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     22,224      2,884        --
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.616         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.683         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      1,439         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.616         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.682         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        746         --        --
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.616         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.682         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        473         --        --
---------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------

                                                                  YEAR ENDED DECEMBER 31,
                                                              -------------------------------
SUB-ACCOUNT                                                     2002       2001       2000
---------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $1.126     $1.193    $1.000(b)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.950     $1.126    $1.193
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     32,223     15,964     2,288
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $1.123     $1.192    $1.000(c)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.946     $1.123    $1.192
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      3,558      2,100       248
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $1.124     $1.167        --(c)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.946     $1.124        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      3,502      2,198        --
---------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.899         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.942         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     11,829         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $1.121     $1.165        --(c)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.942     $1.121        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     11,829      1,081        --
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.899         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.942         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      1,333         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.899         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.942         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        423         --        --
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.899         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.941         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        237         --        --
---------------------------------------------------------------------------------------------

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                  YEAR ENDED DECEMBER 31,
                                                              -------------------------------
SUB-ACCOUNT                                                     2002       2001       2000
---------------------------------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $1.028     $1.000        --(b)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.762     $1.028        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      1,789        792        --
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $1.027         --        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.760         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        109         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $1.027         --        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.760         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        455         --        --
---------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.695         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.758         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        592         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $1.026         --        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.758         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        592         --        --
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.695         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.757         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         28         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.695         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.757         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         29         --        --
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.695         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.757         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         48         --        --
---------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------

                                                                  YEAR ENDED DECEMBER 31,
                                                              -------------------------------
SUB-ACCOUNT                                                     2002       2001       2000
---------------------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.828     $0.898    $1.000
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.742     $0.828    $0.898
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      2,195      1,889     1,172
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $0.826     $0.897    $1.000
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.739     $0.826    $0.897
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        281        154       107
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $0.827     $0.898        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.739     $0.827        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        105        138        --
---------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.720         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.736         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        536         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $0.825     $0.897        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.736     $0.825        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        536         89        --
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.720         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.735         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         52         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.720         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.735         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        115         --        --
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.720         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.735         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          7         --        --
---------------------------------------------------------------------------------------------

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                  YEAR ENDED DECEMBER 31,
                                                              -------------------------------
SUB-ACCOUNT                                                     2002       2001       2000
---------------------------------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.709     $1.000        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.492     $0.709        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        410        163        --
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $0.708     $1.000        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.491     $0.708        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --          3        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $0.708         --        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.491         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         28         --        --
---------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.395         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.489         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        131         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $0.707         --        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.489         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        131         --        --
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.395         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.489         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.395         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.489         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --         --        --
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.395         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.489         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         44         --        --
---------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               19
--------------------------------------------------------------------------------

                                                                  YEAR ENDED DECEMBER 31,
                                                              -------------------------------
SUB-ACCOUNT                                                     2002       2001       2000
---------------------------------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.949     $1.000        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.757     $0.949        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        619        223        --
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $0.948     $1.000        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.756     $0.948        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         31         17        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $0.948         --        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.755         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        172         --        --
---------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.753         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.753         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        257         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $0.947         --        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.753         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        257         --        --
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.753         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.753         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.752         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.752         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --         --        --
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.752         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.752         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         22         --        --
---------------------------------------------------------------------------------------------

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                  YEAR ENDED DECEMBER 31,
                                                              -------------------------------
SUB-ACCOUNT                                                     2002       2001       2000
---------------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $1.472     $1.466    $1.000
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.201     $1.472    $1.466
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      3,030      2,420       908
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $1.468     $1.464    $1.000
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.197     $1.468    $1.464
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        474        428       139
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $1.469     $1.383        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.197     $1.469        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        301        256        --
---------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $1.122         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.192         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        828         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $1.465     $1.382        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.192     $1.465        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        828        223        --
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $1.122         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.191         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $1.122         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.191         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          1         --        --
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $1.121         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.190         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         12         --        --
---------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               21
--------------------------------------------------------------------------------

                                                                  YEAR ENDED DECEMBER 31,
                                                              -------------------------------
SUB-ACCOUNT                                                     2002       2001       2000
---------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.675     $0.822    $1.000
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.534     $0.675    $0.822
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      9,391      8,399     4,264
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $0.673     $0.821    $1.000
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.532     $0.673    $0.821
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      2,280      1,509       699
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $0.673     $0.813        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.532     $0.673        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      1,066        941        --
---------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.517         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.530         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      2,453         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $0.671     $0.812        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.530     $0.671        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      2,453        873        --
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.517         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.529         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         70         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.517         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.529         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        176         --        --
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.517         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.529         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          9         --        --
---------------------------------------------------------------------------------------------

22                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                  YEAR ENDED DECEMBER 31,
                                                              -------------------------------
SUB-ACCOUNT                                                     2002       2001       2000
---------------------------------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.470     $0.620    $1.000
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.284     $0.470    $0.620
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      4,076      3,429     1,440
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $0.469     $0.619    $1.000
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.283     $0.469    $0.619
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        852        832       246
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $0.470     $0.727        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.283     $0.470        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        387        380        --
---------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.255         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.282         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      1,235         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $0.468     $0.726        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.282     $0.468        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      1,235        532        --
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.255         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.282         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.255         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.282         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          3         --        --
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.255         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.282         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         25         --        --
---------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               23
--------------------------------------------------------------------------------

                                                                  YEAR ENDED DECEMBER 31,
                                                              -------------------------------
SUB-ACCOUNT                                                     2002       2001       2000
---------------------------------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.872     $0.964    $1.000
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.646     $0.872    $0.964
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      9,068      6,850     2,378
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $0.870     $0.962    $1.000
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.643     $0.870    $0.962
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        704        629       300
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $0.870     $1.011        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.643     $0.870        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        641        521        --
---------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.608         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.641         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      2,713         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $0.868     $1.010        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.641     $0.868        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      2,713        535        --
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.608         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.640         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        165         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.608         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.640         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         43         --        --
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.608         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.640         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         54         --        --
---------------------------------------------------------------------------------------------

24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                  YEAR ENDED DECEMBER 31,
                                                              -------------------------------
SUB-ACCOUNT                                                     2002       2001       2000
---------------------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.976         --        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.856         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        503         --        --
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $1.000         --        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.855         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         30         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $1.000         --        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.855         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         55         --        --
---------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.767         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.854         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        996         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $1.000         --        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.854         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        996         --        --
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.767         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.853         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         12         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.767         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.853         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --         --        --
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.767         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.853         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        159         --        --
---------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               25
--------------------------------------------------------------------------------

                                                                  YEAR ENDED DECEMBER 31,
                                                              -------------------------------
SUB-ACCOUNT                                                     2002       2001       2000
---------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.986         --        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.766         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        193         --        --
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $0.986         --        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.765         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         26         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $0.986         --        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.765         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --         --        --
---------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.716         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.764         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        541         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $0.986         --        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.764         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        541         --        --
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.715         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.764         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         21         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.715         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.764         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        114         --        --
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.715         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.763         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         39         --        --
---------------------------------------------------------------------------------------------

26                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                  YEAR ENDED DECEMBER 31,
                                                              -------------------------------
SUB-ACCOUNT                                                     2002       2001       2000
---------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $1.018     $1.008    $1.000
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.932     $1.018    $1.008
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      6,199      3,538       508
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $1.016     $1.006    $1.000
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.928     $1.016    $1.006
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        676        375        13
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $1.017     $1.064        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.929     $1.017        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        430        480        --
---------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.881         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.925         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      2,201         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $1.014     $1.063        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.925     $1.014        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      2,201        359        --
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.881         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.924         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        133         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.881         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.924         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        127         --        --
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.881         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.923         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         95         --        --
---------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               27
--------------------------------------------------------------------------------

                                                                  YEAR ENDED DECEMBER 31,
                                                              -------------------------------
SUB-ACCOUNT                                                     2002       2001       2000
---------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.812     $0.942    $1.000
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.619     $0.812    $0.942
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     12,975      9,109     3,465
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $0.810     $0.941    $1.000
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.617     $0.810    $0.941
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      1,473      1,353       731
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $0.811     $0.972        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.617     $0.811        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      1,398        846        --
---------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.584         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.614         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      5,380         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $0.809     $0.971        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.614     $0.809        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      5,380        426        --
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.584         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.614         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        114         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.584         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.614         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          1         --        --
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.584         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.614         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         45         --        --
---------------------------------------------------------------------------------------------

28                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                  YEAR ENDED DECEMBER 31,
                                                              -------------------------------
SUB-ACCOUNT                                                     2002       2001       2000
---------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.852     $1.000        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.694     $0.852        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        963        387        --
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $0.851         --        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.692         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         96         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $0.851         --        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.692         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        153         --        --
---------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.705         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.690         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        748         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $0.850         --        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.690         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        748         --        --
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.705         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.689         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         10         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.705         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.689         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        231         --        --
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.705         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.689         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         14         --        --
---------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               29
--------------------------------------------------------------------------------

                                                                  YEAR ENDED DECEMBER 31,
                                                              -------------------------------
SUB-ACCOUNT                                                     2002       2001       2000
---------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.632     $0.791    $1.000
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.510     $0.632    $0.791
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      3,788      2,788     1,718
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $0.630     $0.790    $1.000
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.508     $0.630    $0.790
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        646        613       318
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $0.631     $0.785        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.508     $0.631        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        584        200        --
---------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.515         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.506         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      1,295         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $0.629     $0.784        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.506     $0.629        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      1,295        148        --
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.515         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.506         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         70         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.515         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.506         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --         --        --
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.515         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.505         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         20         --        --
---------------------------------------------------------------------------------------------

30                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                  YEAR ENDED DECEMBER 31,
                                                              -------------------------------
SUB-ACCOUNT                                                     2002       2001       2000
---------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.930     $1.000        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.868     $0.930        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        478         33        --
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $0.929         --        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.866         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $0.928         --        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.865         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --         --        --
---------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.903         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.863         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        209         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $0.927         --        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.863         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        209         --        --
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.903         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.862         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         19         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.903         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.862         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         13         --        --
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.903         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.861         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         12         --        --
---------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               31
--------------------------------------------------------------------------------

                                                                  YEAR ENDED DECEMBER 31,
                                                              -------------------------------
SUB-ACCOUNT                                                     2002       2001       2000
---------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.967     $1.020    $1.000
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.816     $0.967    $1.020
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     14,807     19,363     9,591
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $0.965     $1.019    $1.000
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.813     $0.965    $1.019
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      1,902      2,443     1,138
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $0.966     $1.031        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.813     $0.966        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      1,259      1,588        --
---------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.763         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.809         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        972         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $0.963     $1.029        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.809     $0.963        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        972        952        --
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.763         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.809         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.763         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.809         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         22         --        --
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.763         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.808         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --         --        --
---------------------------------------------------------------------------------------------

32                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                  YEAR ENDED DECEMBER 31,
                                                              -------------------------------
SUB-ACCOUNT                                                     2002       2001       2000
---------------------------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.989     $1.000        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.846     $0.989        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     10,716      3,237        --
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $0.988         --        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.844         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        986         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $0.988         --        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.843         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      1,025         --        --
---------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.817         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.841         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      3,867         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $0.987         --        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.841         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      3,867         --        --
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.817         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.841         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        203         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.817         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.840         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        163         --        --
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.817         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.840         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         41         --        --
---------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               33
--------------------------------------------------------------------------------

                                                                  YEAR ENDED DECEMBER 31,
                                                              -------------------------------
SUB-ACCOUNT                                                     2002       2001       2000
---------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $1.060     $1.037    $1.000
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.057     $1.060    $1.037
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     25,240     18,761     3,310
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $1.057     $1.036    $1.000
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.053     $1.057    $1.036
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      3,550      3,371     1,356
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $1.058     $1.040        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.053     $1.058        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      2,589      1,049        --
---------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $1.052         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.049         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      5,325         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $1.055     $1.039        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.049     $1.055        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      5,325      1,351        --
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $1.052         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.048         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        214         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $1.052         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.048         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         10         --        --
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $1.052         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.047         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        278         --        --
---------------------------------------------------------------------------------------------

34                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                  YEAR ENDED DECEMBER 31,
                                                              -------------------------------
SUB-ACCOUNT                                                     2002       2001       2000
---------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $1.144     $1.082    $1.000
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.217     $1.144    $1.082
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     12,981      3,970       333
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $1.141     $1.081    $1.000
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.212     $1.141    $1.081
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      1,079        661         5
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $1.142     $1.091        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.212     $1.142        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        211         38        --
---------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $1.191         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.207         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      2,992         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $1.139     $1.089        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.207     $1.139        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      2,992        332        --
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $1.191         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.206         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         57         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $1.191         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.206         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         12         --        --
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $1.191         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.205         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        108         --        --
---------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               35
--------------------------------------------------------------------------------

                                                                  YEAR ENDED DECEMBER 31,
                                                              -------------------------------
SUB-ACCOUNT                                                     2002       2001       2000
---------------------------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.932         --        --(b)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.731         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        546         --        --
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $0.932         --        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.730         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $0.932         --        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.730         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          9         --        --
---------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.674         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.729         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      1,037         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $0.932         --        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.729         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      1,037         --        --
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.673         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.728         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         67         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.673         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.728         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        143         --        --
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.673         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.728         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         49         --        --
---------------------------------------------------------------------------------------------

36                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                  YEAR ENDED DECEMBER 31,
                                                              -------------------------------
SUB-ACCOUNT                                                     2002       2001       2000
---------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.600     $0.716    $1.000
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.411     $0.600    $0.716
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     14,586     10,611     5,429
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $0.598     $0.716    $1.000
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.410     $0.598    $0.716
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      2,190      1,512       602
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $0.599     $0.688        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.410     $0.599        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      1,320        765        --
---------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.399         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.408         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      3,370         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $0.597     $0.687        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.408     $0.597        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      3,370        974        --
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.399         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.408         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        212         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.399         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.408         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        208         --        --
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.399         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.407         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        100         --        --
---------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               37
--------------------------------------------------------------------------------

                                                                  YEAR ENDED DECEMBER 31,
                                                              -------------------------------
SUB-ACCOUNT                                                     2002       2001       2000
---------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.833     $0.965    $1.000
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.621     $0.833    $0.965
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     44,390     40,157    16,394
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $0.831     $0.964    $1.000
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.618     $0.831    $0.964
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      4,710      4,482     1,599
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $0.832     $0.983        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.618     $0.832        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      5,273      3,868        --
---------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.583         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.616         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     10,209         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $0.830     $0.981        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.616     $0.830        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     10,209      2,184        --
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.583         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.615         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        318         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.583         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.615         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        218         --        --
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.583         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.615         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        300         --        --
---------------------------------------------------------------------------------------------

38                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                  YEAR ENDED DECEMBER 31,
                                                              -------------------------------
SUB-ACCOUNT                                                     2002       2001       2000
---------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $1.007         --        --(b)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.069         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     10,231         --        --
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $1.007         --        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.068         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        600         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $1.007         --        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.068         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        756         --        --
---------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $1.042         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.067         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      6,193         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $1.007         --        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.067         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      6,193         --        --
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $1.042         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.066         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        401         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $1.042         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.066         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        723         --        --
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $1.042         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $1.065         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        300         --        --
---------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               39
--------------------------------------------------------------------------------

                                                                  YEAR ENDED DECEMBER 31,
                                                              -------------------------------
SUB-ACCOUNT                                                     2002       2001       2000
---------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.998     $1.000        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.759     $0.998        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      4,127        918        --
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $0.997         --        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.757         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        164         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $0.996         --        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.756         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        237         --        --
---------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.746         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.755         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      1,463         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $0.995         --        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.755         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      1,463         --        --
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.746         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.754         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         88         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.746         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.754         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --         --        --
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.746         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.753         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         58         --        --
---------------------------------------------------------------------------------------------

40                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                  YEAR ENDED DECEMBER 31,
                                                              -------------------------------
SUB-ACCOUNT                                                     2002       2001       2000
---------------------------------------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.975         --        --(b)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.795         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         56         --        --
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $0.975         --        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.794         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         26         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period             $0.975         --        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.794         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --         --        --
---------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.737         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.793         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        310         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period             $0.975         --        --
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.793         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        310         --        --
---------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.737         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.792         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --         --        --
---------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period             $0.737         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.792         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         29         --        --
---------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $0.737         --        --(a)
---------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $0.792         --        --
---------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         42         --        --
---------------------------------------------------------------------------------------------

(a) Inception date August 5, 2002.

(b) Inception date May 31, 2002.

(c) Inception date April 30, 2002.

 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TWO

We have audited the accompanying statements of assets and liabilities, of Hartford Life Insurance Company, (the "Company"), Separate Account Two comprising the American Century VP Capital Appreciation Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. High Yield Fund, AIM Premier Equity Fund, Alliance VP Global Bond Portfolio, Alliance Growth and Income Portfolio, Armada Advantage Equity Growth Fund, Armada Advantage International Equity Fund, Armada Advantage Mid Cap Growth Fund, AmSouth Capital Growth Fund, AmSouth Value Fund, AmSouth Select Equity Fund, BB & T Capital Appreciation Fund, BB & T Capital Manager Aggressive Growth Fund, BB & T Growth and Income Fund, BB & T Large Company Growth Fund, Calvert Social Balanced Portfolio, Evergreen VA Capital Growth Fund, Evergreen VA Foundation Fund, Evergreen VA Fund, Evergreen VA Growth Fund, Evergreen VA International Growth Fund, Evergreen VA Omega Fund, Evergreen VA Small Cap Value Fund, Evergreen VA Special Equity Fund, Evergreen VA High Income Fund, First American International Portfolio, First American Large Cap Growth Portfolio, First American Small Cap Growth Portfolio, First American Technology Portfolio, Fidelity VIP Asset Manager Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP II Contrafund, Fidelity VIP Overseas Portfolio, Fifth Third Balanced VIP Fund, Fifth Third Disciplined Value VIP Fund, Fifth Third Mid Cap VIP Fund, Fifth Third Quality Growth VIP Fund, First Horizon Capital Appreciation Portfolio, First Horizon Growth & Income Portfolio, Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend & Growth HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth and Income HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Hartford Value Opportuniites HLS Fund, Huntington Income Equity Fund, Huntington VA Dividend Capture Fund, Huntington VA Growth Fund, Huntington VA Mid Corp America Fund, Huntington VA New Economy Fund, Huntington VA Rotating Index Fund, Merrill Lynch Global Growth V.I. Fund, Merrill Lynch Large Cap Growth V.I. Fund, Nations Marsico International Opportunities Portfolio, Nations High Yield Bond Portfolio, Nations International Value, Nations Marisco Focused Equities Portfolio, Nations Asset Allocation Portfolio, Nations Capital Growth Portfolio, Nations Marisco Growth Portfolio, Nations Marisco 21st Century Portfolio, Nations MidCap Growth Portfolio, Nations Small Company Portfolio, Nations Value Portfolio, Jennison 20/20 Focus Portfolio, Prudential Jennison Growth, Prudential Value Portfolio, SP Jennison International Growth Portfolio, Smith Barney Government Fund, Smith Barney Appreciation Fund, Smith Barney Cash Portfolio, UBS Series Trust Tactical Allocation Portfolio, Victory Variable Insurance Diversified Stock Fund, Victory Variable Insurance Small Company Opportunity Fund, STI Classic VT Capital Appreciation Fund, STI Classic VT Growth & Income Fund, STI Classic VT Mid Cap Equity Fund, and the STI Classic Value Income Stock Fund as of December 31, 2002, and the related statements of operations and statements of changes in net assets for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The statements of changes in net assets and financial highlights included in footnote 6, both for the year ended December 31, 2001 were audited by other auditors whose report, dated February 22, 2002, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2002 by correspondence with investment companies; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Hartford Life Insurance Company, Separate Account Two as of December 31, 2002, the results of their operations, and the changes in their net assets for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Hartford, Connecticut
February 21, 2003

_____________________________________ SA-1 _____________________________________

COPY -- THIS REPORT HAS NOT BEEN RE-ISSUED BY ARTHUR ANDERSEN LLP

 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
TO HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TWO AND TO THE
OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account Two (Hartford Bond HLS Fund, Hartford Stock HLS Fund, Hartford Money Market HLS Fund, Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Small Company HLS Fund, Hartford MidCap HLS Fund, Hartford Growth and Income HLS Fund, Hartford High Yield HLS Fund, Hartford Global Leaders HLS Fund, Smith Barney Cash Portfolio, Smith Barney Appreciation Fund, Smith Barney Government and Agencies Fund, BB&T Growth and Income Fund, AmSouth Equity Income Fund, Evergreen VA Capital Growth Fund, Evergreen VA International Growth Fund, Evergreen VA Growth Fund, Alliance VP Growth and Income Portfolio, Alliance VP Global Bond Portfolio, Brinson Series Trust Tactical Allocation Portfolio, Huntington VA Income Equity Fund, AmSouth Select Equity Fund, Evergreen VA Foundation Fund, Evergreen VA Omega Fund, Evergreen VA Special Equity Fund, Hartford Global Health HLS Fund, Hartford Global Technology HLS Fund, Merrill Lynch Global Growth Focus Fund, Merrill Lynch Large Cap Growth Focus Fund, OFFIT VIF-High Yield Fund, Armada Advantage Equity Growth Fund, Armada Advantage International Equity Fund, Armada Advantage Mid Cap Growth Fund, Prudential 20/20 Focus Portfolio, Prudential Jennison Portfolio, Wachovia Balanced Fund II, Wachovia Equity Fund II, Wachovia Special Values Fund II, Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, Hartford Value HLS Fund, Victory Variable Insurance Diversified Stock Fund, Victory Variable Insurance Small Company Opportunity, AmSouth Capital Growth Fund, BB&T Capital Appreciation Fund, BB&T Capital Manager Aggressive Growth Fund, BB&T Large Company Growth Fund, Prudential Jennison International Growth Portfolio, Fifth Third Quality Growth VIP Fund, First American International Portfolio, First American Large Cap Growth Portfolio, First American Small Cap Growth Portfolio, First American Technology Portfolio, First Horizon Capital Appreciation Portfolio, First Horizon Growth & Income Portfolio, Huntington VA Dividend Capture Fund, Huntington VA Growth Fund, Huntington VA Mid Corp America Fund, Huntington VA New Economy Fund and Prudential Value Portfolio sub-accounts) (collectively, the Account) as of December 31, 2001, and the related statements of operations for the periods presented in the year then ended and the statements of changes in net assets for the periods presented in the two years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of their operations and the changes in their net assets for the periods presented in conformity with accounting principles generally accepted in the United States.

Arthur Andersen LLP
Hartford, Connecticut
February 22, 2002

_____________________________________ SA-2 _____________________________________

                      This page intentionally left blank.

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

                           AMERICAN CENTURY
                              VP CAPITAL     AIM V.I. CAPITAL                      AIM V.I.
                             APPRECIATION      APPRECIATION    AIM V.I. HIGH       PREMIER
                                 FUND              FUND         YIELD FUND       EQUITY FUND
                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT (A)
                           ----------------  ----------------  -------------  ------------------
ASSETS
  Investments
    Number of Shares
      Class IA...........       --                --                --              --
      Class IB...........       --                --                --              --
      Other class........        415,236           496,944        1,164,285        1,368,889
                              ==========       ===========      ===========      ===========
    Cost
      Class IA...........       --                --                --              --
      Class IB...........       --                --                --              --
      Other class........     $5,629,496       $16,924,751      $10,464,768      $42,191,902
                              ==========       ===========      ===========      ===========
    Market Value
      Class IA...........       --                --                --              --
      Class IB...........       --                --                --              --
      Other class........     $2,454,048       $ 8,164,786      $ 5,821,424      $22,203,380
  Due from Hartford Life
   Insurance Company.....            323          --                --              --
  Receivable from fund
   shares sold...........       --                     369              559           23,086
  Other assets...........             13                32          --              --
                              ----------       -----------      -----------      -----------
  Total Assets...........      2,454,384         8,165,187        5,821,983       22,226,466
                              ----------       -----------      -----------      -----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....       --                     369              560           23,086
  Payable for fund shares
   purchased.............            323          --                --              --
  Other liabilities......       --                --                     62               90
                              ----------       -----------      -----------      -----------
  Total Liabilities......            323               369              622           23,176
                              ----------       -----------      -----------      -----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........     $2,454,061       $ 8,164,818      $ 5,821,361      $22,203,290
                              ==========       ===========      ===========      ===========

(a)  Formerly AIM V.I. Value Fund Sub-Account. Change effective May 1, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                                                               ARMADA        ARMADA
                           ALLIANCE VP    ALLIANCE VP          ARMADA         ADVANTAGE     ADVANTAGE
                           GLOBAL BOND     GROWTH AND     ADVANTAGE EQUITY  INTERNATIONAL    MID CAP    AMSOUTH CAPITAL
                            PORTFOLIO   INCOME PORTFOLIO    GROWTH FUND      EQUITY FUND   GROWTH FUND    GROWTH FUND
                           SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ----------------  ----------------  -------------  -----------  ---------------
ASSETS
  Investments
    Number of Shares
      Class IA...........      --            --                --               --             --            --
      Class IB...........      --            --                --               --             --            --
      Other class........     108,645         167,843           123,276         100,800       227,616        463,172
                           ==========      ==========        ==========      ==========    ==========     ==========
    Cost
      Class IA...........      --            --                --               --             --            --
      Class IB...........      --            --                --               --             --            --
      Other class........  $1,378,763      $4,927,253        $1,254,925      $1,128,392    $1,613,560     $3,969,362
                           ==========      ==========        ==========      ==========    ==========     ==========
    Market Value
      Class IA...........      --            --                --               --             --            --
      Class IB...........      --            --                --               --             --            --
      Other class........  $1,362,412      $2,767,731        $  807,458      $  624,957    $  644,154     $3,089,354
  Due from Hartford Life
   Insurance Company.....      --            --                --               --                832          7,206
  Receivable from fund
   shares sold...........          48              95          --               --             --            --
  Other assets...........      --               9,257                13              12            22              2
                           ----------      ----------        ----------      ----------    ----------     ----------
  Total Assets...........   1,362,460       2,777,083           807,471         624,969       645,008      3,096,562
                           ----------      ----------        ----------      ----------    ----------     ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....          49              95                29              45        --            --
  Payable for fund shares
   purchased.............      --            --                --               --                832          7,206
  Other liabilities......      --            --                --               --             --            --
                           ----------      ----------        ----------      ----------    ----------     ----------
  Total Liabilities......          49              95                29              45           832          7,206
                           ----------      ----------        ----------      ----------    ----------     ----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........  $1,362,411      $2,776,988        $  807,442      $  624,924    $  644,176     $3,089,356
                           ==========      ==========        ==========      ==========    ==========     ==========


                             AMSOUTH VALUE
                                  FUND
                            SUB-ACCOUNT (B)
                           ------------------
ASSETS
  Investments
    Number of Shares
      Class IA...........        --
      Class IB...........        --
      Other class........       4,835,841
                              ===========
    Cost
      Class IA...........        --
      Class IB...........        --
      Other class........     $59,691,703
                              ===========
    Market Value
      Class IA...........        --
      Class IB...........        --
      Other class........     $48,358,410
  Due from Hartford Life
   Insurance Company.....        --
  Receivable from fund
   shares sold...........          14,030
  Other assets...........              70
                              -----------
  Total Assets...........      48,372,510
                              -----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....          14,026
  Payable for fund shares
   purchased.............        --
  Other liabilities......        --
                              -----------
  Total Liabilities......          14,026
                              -----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........     $48,358,484
                              ===========

(a)  Formerly AIM V.I. Value Fund Sub-Account. Change effective May 1, 2002.
(b)  Formerly AmSouth Equity Income Fund Sub-Account. Change effective May 1,
     2002.

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                                               BB & T CAPITAL
                                            BB & T CAPITAL         MANAGER           BB & T
                           AMSOUTH SELECT    APPRECIATION        AGGRESSIVE        GROWTH AND
                            EQUITY FUND          FUND            GROWTH FUND      INCOME FUND
                            SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  -----------------  -----------------  --------------
ASSETS
  Investments
    Number of Shares
      Class IA...........       --              --                 --                 --
      Class IB...........       --              --                 --                 --
      Other class........     3,196,829          176,182            379,842         4,433,790
                            ===========       ==========         ==========       ===========
    Cost
      Class IA...........       --              --                 --                 --
      Class IB...........       --              --                 --                 --
      Other class........   $30,462,658       $1,714,072         $3,392,949       $53,863,052
                            ===========       ==========         ==========       ===========
    Market Value
      Class IA...........       --              --                 --                 --
      Class IB...........       --              --                 --                 --
      Other class........   $29,506,733       $1,508,114         $2,731,062       $43,805,847
  Due from Hartford Life
   Insurance Company.....           785         --                 --                 --
  Receivable from fund
   shares sold...........       --              --                    2,002             9,565
  Other assets...........       --              --                 --                     277
                            -----------       ----------         ----------       -----------
  Total Assets...........    29,507,518        1,508,114          2,733,064        43,815,689
                            -----------       ----------         ----------       -----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....       --                    56              2,002             7,376
  Payable for fund shares
   purchased.............           785         --                 --                 --
  Other liabilities......            20               10                  4           --
                            -----------       ----------         ----------       -----------
  Total Liabilities......           805               66              2,006             7,376
                            -----------       ----------         ----------       -----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........   $29,506,713       $1,508,048         $2,731,058       $43,808,313
                            ===========       ==========         ==========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                              BB & T      CALVERT SOCIAL   EVERGREEN VA                                                EVERGREEN VA
                           LARGE COMPANY     BALANCED     CAPITAL GROWTH   EVERGREEN VA    EVERGREEN VA  EVERGREEN VA  INTERNATIONAL
                            GROWTH FUND     PORTFOLIO          FUND       FOUNDATION FUND      FUND      GROWTH FUND    GROWTH FUND
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  --------------  --------------  ---------------  ------------  ------------  -------------
ASSETS
  Investments
    Number of Shares
      Class IA...........      --              --              --              --              --            --             --
      Class IB...........      --              --              --              --              --            --             --
      Other class........      153,946       1,989,623       1,424,460         527,044         133,033       994,718      1,597,715
                            ==========      ==========     ===========      ==========      ==========   ===========    ===========
    Cost
      Class IA...........      --              --              --              --              --            --             --
      Class IB...........      --              --              --              --              --            --             --
      Other class........   $1,298,194      $3,411,144     $17,967,883      $7,558,273      $1,892,075   $10,961,870    $17,947,281
                            ==========      ==========     ===========      ==========      ==========   ===========    ===========
    Market Value
      Class IA...........      --              --              --              --              --            --             --
      Class IB...........      --              --              --              --              --            --             --
      Other class........   $1,159,215      $2,984,435     $15,384,167      $6,066,280      $1,265,140   $ 8,673,942    $13,165,172
  Due from Hartford Life
   Insurance Company.....       15,625             791           2,775           1,966             706       --               2,714
  Receivable from fund
   shares sold...........      --              --              --              --              --                518        --
  Other assets...........      --              --              --              --                1,101       --             --
                            ----------      ----------     -----------      ----------      ----------   -----------    -----------
  Total Assets...........    1,174,840       2,985,226      15,386,942       6,068,246       1,266,947     8,674,460     13,167,886
                            ----------      ----------     -----------      ----------      ----------   -----------    -----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....      --              --              --              --              --                518        --
  Payable for fund shares
   purchased.............       15,625             212           2,775           1,966             706       --               2,714
  Other liabilities......      --                   70             200             426         --                156            693
                            ----------      ----------     -----------      ----------      ----------   -----------    -----------
  Total Liabilities......       15,625             282           2,975           2,392             706           674          3,407
                            ----------      ----------     -----------      ----------      ----------   -----------    -----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........   $1,159,215      $2,984,944     $15,383,967      $6,065,854      $1,266,241   $ 8,673,786    $13,164,479
                            ==========      ==========     ===========      ==========      ==========   ===========    ===========

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                          EVERGREEN VA     EVERGREEN VA
                           EVERGREEN VA  SMALL CAP VALUE  SPECIAL EQUITY
                            OMEGA FUND        FUND             FUND
                           SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  ---------------  --------------
ASSETS
  Investments
    Number of Shares
      Class IA...........      --             --              --
      Class IB...........      --             --              --
      Other class........      622,264        156,837          64,470
                           ===========     ==========        ========
    Cost
      Class IA...........      --             --              --
      Class IB...........      --             --              --
      Other class........  $12,583,303     $1,940,974        $707,720
                           ===========     ==========        ========
    Market Value
      Class IA...........      --             --              --
      Class IB...........      --             --              --
      Other class........  $ 6,714,228     $1,670,310        $457,735
  Due from Hartford Life
   Insurance Company.....      --               8,565              21
  Receivable from fund
   shares sold...........          361        --              --
  Other assets...........           22        --                    4
                           -----------     ----------        --------
  Total Assets...........    6,714,611      1,678,875         457,760
                           -----------     ----------        --------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....          361        --              --
  Payable for fund shares
   purchased.............      --               8,565         --
  Other liabilities......      --                 113         --
                           -----------     ----------        --------
  Total Liabilities......          361          8,678         --
                           -----------     ----------        --------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........  $ 6,714,250     $1,670,197        $457,760
                           ===========     ==========        ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                             FIRST AMERICAN   FIRST AMERICAN    FIRST AMERICAN   FIRST AMERICAN  FIDELITY VIP II
                             EVERGREEN VA    INTERNATIONAL   LARGE CAP GROWTH  SMALL CAP GROWTH    TECHNOLOGY     ASSET MANAGER
                           HIGH INCOME FUND    PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ----------------  --------------  ----------------  ----------------  --------------  ---------------
ASSETS
  Investments
    Number of Shares
      Class IA...........       --                  431              512             2,918            1,069           --
      Class IB...........       --               --              --                --                --               --
      Other class........        15,957          --              --                --                --                330,532
                               ========          ======           ======           =======           ======         ==========
    Cost
      Class IA...........       --                2,898            3,151            24,045            3,311           --
      Class IB...........       --               --              --                --                --               --
      Other class........      $159,366          $--             -$-               $--               $--            $5,376,449
                               ========          ======           ======           =======           ======         ==========
    Market Value
      Class IA...........       --               $2,103           $2,064           $17,071           $1,732           --
      Class IB...........       --               --              --                --                --               --
      Other class........      $158,456          --              --                --                --             $4,214,278
  Due from Hartford Life
   Insurance Company.....       --               --              --                --                --               --
  Receivable from fund
   shares sold...........       --               --              --                --                --                  8,938
  Other assets...........       --                    6                3                11                8           --
                               --------          ------           ------           -------           ------         ----------
  Total Assets...........       158,456           2,109            2,067            17,082            1,740          4,223,216
                               --------          ------           ------           -------           ------         ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....            28              45               27                92               33              8,530
  Payable for fund shares
   purchased.............       --               --              --                --                --               --
  Other liabilities......            34          --              --                --                --                     49
                               --------          ------           ------           -------           ------         ----------
  Total Liabilities......            62              45               27                92               33              8,579
                               --------          ------           ------           -------           ------         ----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........      $158,394          $2,064           $2,040           $16,990           $1,707         $4,214,637
                               ========          ======           ======           =======           ======         ==========


                             FIDELITY VIP
                           GROWTH PORTFOLIO
                             SUB-ACCOUNT
                           ----------------
ASSETS
  Investments
    Number of Shares
      Class IA...........       --
      Class IB...........       --
      Other class........        659,588
                             ===========
    Cost
      Class IA...........       --
      Class IB...........       --
      Other class........    $24,986,839
                             ===========
    Market Value
      Class IA...........       --
      Class IB...........       --
      Other class........    $15,460,743
  Due from Hartford Life
   Insurance Company.....            972
  Receivable from fund
   shares sold...........       --
  Other assets...........       --
                             -----------
  Total Assets...........     15,461,715
                             -----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....       --
  Payable for fund shares
   purchased.............            972
  Other liabilities......            495
                             -----------
  Total Liabilities......          1,467
                             -----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........    $15,460,248
                             ===========

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                            FIDELITY VIP  FIFTH THIRD
                           FIDELITY VIP II    OVERSEAS     BALANCED
                             CONTRAFUND      PORTFOLIO     VIP FUND
                             SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------  ------------  -----------
ASSETS
  Investments
    Number of Shares
      Class IA...........       --              --           --
      Class IB...........       --              --           --
      Other class........        886,776        244,845      17,127
                             ===========     ==========    ========
    Cost.................       --              --           --
      Class IB...........       --              --           --
      Other class........    $16,052,335     $5,048,162    $181,089
                             ===========     ==========    ========
    Market Value
      Class IA...........       --              --           --
      Class IB...........       --              --           --
      Other class........    $16,050,638     $2,688,401    $179,667
  Due from Hartford Life
   Insurance Company.....       --                1,353      --
  Receivable from fund
   shares sold...........         37,885        --           --
  Other assets...........       --              --           --
                             -----------     ----------    --------
  Total Assets...........     16,088,523      2,689,754     179,667
                             -----------     ----------    --------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....         37,885        --               17
  Payable for fund shares
   purchased.............       --                1,391      --
  Other liabilities......            151            100      --
                             -----------     ----------    --------
  Total Liabilities......         38,036          1,491          17
                             -----------     ----------    --------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........    $16,050,487     $2,688,263    $179,650
                             ===========     ==========    ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                                                        FIRST HORIZON
                            FIFTH THIRD    FIFTH THIRD   FIFTH THIRD       CAPITAL       FIRST HORIZON
                            DISCIPLINED      MID CAP    QUALITY GROWTH  APPRECIATION    GROWTH & INCOME    HARTFORD ADVISERS
                           VALUE VIP FUND   VIP FUND       VIP FUND       PORTFOLIO        PORTFOLIO           HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT
                           --------------  -----------  --------------  -------------  ------------------  -----------------
ASSETS
  Investments
    Number of Shares
      Class IA...........      --             --             --             --               --                163,785,726
      Class IB...........      --             --             --             --               --                 10,848,059
      Other class........       22,032        23,006         482,824        45,247            465,042            --
                              ========      ========      ==========      ========         ==========       ==============
    Cost.................      --             --             --             --               --              2,973,992,061
      Class IB...........      --             --             --             --               --                295,943,894
      Other class........     $222,632      $240,095      $3,494,403      $438,569         $4,028,643       $    --
                              ========      ========      ==========      ========         ==========       ==============
    Market Value
      Class IA...........      --             --             --             --               --             $3,209,040,474
      Class IB...........      --             --             --             --               --                213,942,704
      Other class........     $226,486      $241,559      $2,790,725      $401,336         $3,445,961            --
  Due from Hartford Life
   Insurance Company.....      --              5,030          10,962        --                  3,545            --
  Receivable from fund
   shares sold...........      --             --             --             --               --                  1,258,740
  Other assets...........      --             --                  10        --               --                  --
                              --------      --------      ----------      --------         ----------       --------------
  Total Assets...........      226,486       246,589       2,801,697       401,336          3,449,506        3,424,241,918
                              --------      --------      ----------      --------         ----------       --------------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....           11        --             --                 28           --                  1,258,713
  Payable for fund shares
   purchased.............      --              5,029          10,962        --                  3,545            --
  Other liabilities......      --             --             --             --                     19                4,649
                              --------      --------      ----------      --------         ----------       --------------
  Total Liabilities......           11         5,029          10,962            28              3,564            1,263,362
                              --------      --------      ----------      --------         ----------       --------------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........     $226,475      $241,560      $2,790,735      $401,308         $3,445,942       $3,422,978,556
                              ========      ========      ==========      ========         ==========       ==============


                           HARTFORD BOND
                             HLS FUND
                            SUB-ACCOUNT
                           -------------
ASSETS
  Investments
    Number of Shares
      Class IA...........    60,705,182
      Class IB...........    10,371,889
      Other class........       --
                           ============
    Cost.................   655,502,054
      Class IB...........   115,968,564
      Other class........  $    --
                           ============
    Market Value
      Class IA...........  $725,582,705
      Class IB...........   123,441,218
      Other class........       --
  Due from Hartford Life
   Insurance Company.....       --
  Receivable from fund
   shares sold...........       552,071
  Other assets...........         1,776
                           ------------
  Total Assets...........   849,577,770
                           ------------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....       552,070
  Payable for fund shares
   purchased.............       --
  Other liabilities......       --
                           ------------
  Total Liabilities......       552,070
                           ------------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........  $849,025,700
                           ============

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                           HARTFORD CAPITAL  HARTFORD DIVIDEND
                           APPRECIATION HLS   AND GROWTH HLS    HARTFORD FOCUS
                                 FUND              FUND            HLS FUND
                             SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                           ----------------  -----------------  --------------
ASSETS
  Investments
    Number of Shares
      Class IA...........       63,575,663       53,862,163        1,210,210
      Class IB...........        4,372,002        5,314,863          300,794
      Other class........        --                --                --
                            ==============     ============      ===========
    Cost
      Class IA...........    2,350,805,685      881,344,539       11,699,350
      Class IB...........      208,089,549       99,195,847        2,744,919
      Other class........   $    --            $   --            $   --
                            ==============     ============      ===========
    Market Value
      Class IA...........   $2,015,395,512     $812,822,807      $ 9,361,689
      Class IB...........      138,279,493       80,089,588        2,320,176
      Other class........        --                --                --
  Due from Hartford Life
   Insurance Company.....        --                 146,814            8,329
  Receivable from fund
   shares sold...........          438,382         --                --
  Other assets...........        --                     754          --
                            --------------     ------------      -----------
  Total Assets...........    2,154,113,387      893,059,963       11,690,194
                            --------------     ------------      -----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....          438,210         --                --
  Payable for fund shares
   purchased.............        --                 146,814            8,329
  Other liabilities......            4,520         --                     29
                            --------------     ------------      -----------
  Total Liabilities......          442,730          146,814            8,358
                            --------------     ------------      -----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........   $2,153,670,657     $892,913,149      $11,681,836
                            ==============     ============      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                           HARTFORD GLOBAL  HARTFORD GLOBAL   HARTFORD GLOBAL    HARTFORD GLOBAL  HARTFORD GLOBAL  HARTFORD GLOBAL
                            ADVISERS HLS    COMMUNICATIONS   FINANCIAL SERVICES      HEALTH         LEADERS HLS      TECHNOLOGY
                                FUND           HLS FUND           HLS FUND          HLS FUND           FUND           HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ---------------  ------------------  ---------------  ---------------  ---------------
ASSETS
  Investments
    Number of Shares
      Class IA...........      7,623,421         338,734            456,272          4,923,352        8,276,145        5,703,794
      Class IB...........        266,954          67,426            111,021            469,825          717,206          620,697
      Other class........       --               --                --                 --               --               --
                             ===========      ==========         ==========        ===========     ============      ===========
    Cost
      Class IA...........     87,626,450       1,796,809          4,095,605         64,699,453      147,549,806       48,610,583
      Class IB...........      2,887,648         370,722            976,951          6,290,094       11,302,426        3,683,594
      Other class........    $  --            $  --              $ --              $  --           $   --            $  --
                             ===========      ==========         ==========        ===========     ============      ===========
    Market Value
      Class IA...........    $69,799,517      $1,515,124         $3,426,422        $58,646,070     $ 95,176,266      $17,224,951
      Class IB...........      2,435,556         301,318            832,689          5,569,610        8,226,764        1,865,630
      Other class........       --               --                --                 --               --               --
  Due from Hartford Life
   Insurance Company.....         66,418         --                --                 --               --               --
  Receivable from fund
   shares sold...........       --                   662                753              8,342           35,529              250
  Other assets...........       --                     5           --                       66         --                     35
                             -----------      ----------         ----------        -----------     ------------      -----------
  Total Assets...........     72,301,491       1,817,109          4,259,864         64,224,088      103,438,559       19,090,866
                             -----------      ----------         ----------        -----------     ------------      -----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....       --                   662                753              8,342           35,529              250
  Payable for fund shares
   purchased.............         66,418         --                --                 --               --               --
  Other liabilities......            993         --                       7           --                      6         --
                             -----------      ----------         ----------        -----------     ------------      -----------
  Total Liabilities......         67,411             662                760              8,342           35,535              250
                             -----------      ----------         ----------        -----------     ------------      -----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........    $72,234,080      $1,816,447         $4,259,104        $64,215,746     $103,403,024      $19,090,616
                             ===========      ==========         ==========        ===========     ============      ===========

                           HARTFORD GROWTH
                           AND INCOME HLS
                                FUND
                             SUB-ACCOUNT
                           ---------------
ASSETS
  Investments
    Number of Shares
      Class IA...........      9,931,890
      Class IB...........        986,425
      Other class........       --
                            ============
    Cost
      Class IA...........    126,759,562
      Class IB...........     11,466,695
      Other class........   $   --
                            ============
    Market Value
      Class IA...........   $ 87,382,273
      Class IB...........      8,627,863
      Other class........       --
  Due from Hartford Life
   Insurance Company.....      8,862,258
  Receivable from fund
   shares sold...........       --
  Other assets...........       --
                            ------------
  Total Assets...........    104,872,394
                            ------------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....       --
  Payable for fund shares
   purchased.............      8,862,257
  Other liabilities......       --
                            ------------
  Total Liabilities......      8,862,257
                            ------------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........   $ 96,010,137
                            ============

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                            HARTFORD GROWTH
                           HARTFORD GROWTH   OPPORTUNITIES   HARTFORD HIGH
                              HLS FUND         HLS FUND      YIELD HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ---------------  --------------
ASSETS
  Investments
    Number of Shares
      Class IA...........       403,423          134,064        8,132,251
      Class IB...........       173,437           43,622        1,085,999
      Other class........       --               --               --
                             ==========       ==========      ===========
    Cost
      Class IA...........     3,532,326        2,234,588       77,705,984
      Class IB...........     1,506,487          713,099        9,917,984
      Other class........    $  --            $  --           $   --
                             ==========       ==========      ===========
    Market Value
      Class IA...........    $3,492,571       $2,198,026      $69,023,782
      Class IB...........     1,498,954          714,041        9,167,028
      Other class........       --               --               --
  Due from Hartford Life
   Insurance Company.....        28,710           16,190           74,571
  Receivable from fund
   shares sold...........       --               --               --
  Other assets...........             4                9               20
                             ----------       ----------      -----------
  Total Assets...........     5,020,239        2,928,266       78,265,401
                             ----------       ----------      -----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....       --               --               --
  Payable for fund shares
   purchased.............        28,710           16,190           74,571
  Other liabilities......       --               --               --
                             ----------       ----------      -----------
  Total Liabilities......        28,710           16,190           74,571
                             ----------       ----------      -----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........    $4,991,529       $2,912,076      $78,190,830
                             ==========       ==========      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                                 HARTFORD          HARTFORD       HARTFORD
                                              INTERNATIONAL      INTERNATIONAL  INTERNATIONAL
                           HARTFORD INDEX  CAPITAL APPRECIATION  SMALL COMPANY  OPPORTUNITIES  HARTFORD MIDCAP  HARTFORD MIDCAP
                              HLS FUND           HLS FUND          HLS FUND       HLS FUND        HLS FUND      VALUE HLS FUND
                            SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  --------------------  -------------  -------------  ---------------  ---------------
ASSETS
  Investments
    Number of Shares
      Class IA...........     17,864,398           782,641           650,390      24,562,621      23,031,243       12,267,437
      Class IB...........        564,813           216,531            71,451       1,002,966         866,444        1,666,060
      Other class........       --               --                  --              --             --               --
                            ============        ==========        ==========    ============    ============     ============
    Cost
      Class IA...........    372,628,306         6,423,951         6,414,802     275,814,087     450,732,457      118,954,109
      Class IB...........     17,728,764         1,672,547           664,213      13,968,713      20,710,704       15,518,522
      Other class........   $   --              $--               $  --         $    --         $   --           $   --
                            ============        ==========        ==========    ============    ============     ============
    Market Value
      Class IA...........   $419,050,093        $5,547,130        $5,779,114    $188,148,991    $413,044,946     $105,867,126
      Class IB...........     13,212,568         1,532,335           633,156       7,678,821      15,455,319       14,356,577
      Other class........       --               --                  --              --             --               --
  Due from Hartford Life
   Insurance Company.....       --               --                    6,332         --             --             13,897,886
  Receivable from fund
   shares sold...........         27,013            12,401           --              126,500         235,581         --
  Other assets...........       --                      22           --                7,642             723               43
                            ------------        ----------        ----------    ------------    ------------     ------------
  Total Assets...........    432,289,674         7,091,888         6,418,602     195,961,954     428,736,569      134,121,632
                            ------------        ----------        ----------    ------------    ------------     ------------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....         27,008            12,401           --              126,500         235,581         --
  Payable for fund shares
   purchased.............       --               --                    6,332         --             --             13,897,886
  Other liabilities......            685         --                        2           8,227        --               --
                            ------------        ----------        ----------    ------------    ------------     ------------
  Total Liabilities......         27,693            12,401             6,334         134,727         235,581       13,897,886
                            ------------        ----------        ----------    ------------    ------------     ------------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........   $432,261,981        $7,079,487        $6,412,268    $195,827,227    $428,500,988     $120,223,746
                            ============        ==========        ==========    ============    ============     ============


                           HARTFORD MONEY
                           MARKET HLS FUND
                             SUB-ACCOUNT
                           ---------------
ASSETS
  Investments
    Number of Shares
      Class IA...........    610,590,178
      Class IB...........     72,786,945
      Other class........       --
                            ============
    Cost
      Class IA...........    610,590,179
      Class IB...........     72,786,946
      Other class........   $   --
                            ============
    Market Value
      Class IA...........   $610,590,200
      Class IB...........     72,786,946
      Other class........       --
  Due from Hartford Life
   Insurance Company.....       --
  Receivable from fund
   shares sold...........     23,643,068
  Other assets...........        126,241
                            ------------
  Total Assets...........    707,146,455
                            ------------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....     23,638,037
  Payable for fund shares
   purchased.............       --
  Other liabilities......       --
                            ------------
  Total Liabilities......     23,638,037
                            ------------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........   $683,508,418
                            ============

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                           HARTFORD MORTGAGE  HARTFORD SMALL
                            SECURITIES HLS     COMPANY HLS    HARTFORD SMALLCAP
                                 FUND              FUND        GROWTH HLS FUND
                              SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  --------------  -----------------
ASSETS
  Investments
    Number of Shares
      Class IA...........      24,230,862        15,306,854         415,714
      Class IB...........       1,774,523         2,297,111         115,137
      Other class........        --                --              --
                             ============      ============      ==========
    Cost
      Class IA...........     271,074,471       241,676,832       4,911,011
      Class IB...........      20,705,810        37,957,202       1,342,342
      Other class........    $   --            $   --            $ --
                             ============      ============      ==========
    Market Value
      Class IA...........    $291,019,785      $142,260,760      $4,862,658
      Class IB...........      21,187,404        21,202,069       1,350,157
      Other class........        --                --              --
  Due from Hartford Life
   Insurance Company.....          82,721          --                38,336
  Receivable from fund
   shares sold...........        --                  42,491        --
  Other assets...........             510               105        --
                             ------------      ------------      ----------
  Total Assets...........     312,290,420       163,505,425       6,251,151
                             ------------      ------------      ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....        --                  42,491        --
  Payable for fund shares
   purchased.............          78,617          --                38,336
  Other liabilities......        --                --                    21
                             ------------      ------------      ----------
  Total Liabilities......          78,617            42,491          38,357
                             ------------      ------------      ----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........    $312,211,803      $163,462,934      $6,212,794
                             ============      ============      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                              HARTFORD U.S.
                                               GOVERNMENT                    HARTFORD VALUE  HUNTINGTON   HUNTINGTON VA
                            HARTFORD STOCK     SECURITIES    HARTFORD VALUE  OPPORTUNITIES     INCOME       DIVIDEND
                               HLS FUND         HLS FUND        HLS FUND        HLS FUND     EQUITY FUND  CAPTURE FUND
                              SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -----------------  -------------  --------------  --------------  -----------  -------------
ASSETS
  Investments
    Number of Shares
      Class IA...........       42,976,579      14,348,448      3,020,465         183,691        --           --
      Class IB...........        2,262,030       1,808,547        612,096          33,869        --           --
      Other class........        --                --             --              --            866,787       328,585
                            ==============    ============    ===========      ==========    ==========    ==========
    Cost
      Class IA...........    1,501,424,038     157,485,150     28,211,542       2,020,684        --           --
      Class IB...........      136,989,476      20,026,085      5,368,124         369,913        --           --
      Other class........   $    --           $    --         $   --           $  --         $8,398,535    $3,266,507
                            ==============    ============    ===========      ==========    ==========    ==========
    Market Value
      Class IA...........   $1,524,024,584    $162,972,550    $22,979,773      $1,994,903        --           --
      Class IB...........       80,125,160      20,515,073      4,649,962         367,222        --           --
      Other class........        --                --             --              --         $7,697,070    $3,223,414
  Due from Hartford Life
   Insurance Company.....        --                682,959        102,710          78,087        28,672        48,983
  Receivable from fund
   shares sold...........          389,284         --             --              --             --           --
  Other assets...........        --                    173            161         --                  8       --
                            --------------    ------------    -----------      ----------    ----------    ----------
  Total Assets...........    1,604,539,028     184,170,755     27,732,606       2,440,212     7,725,750     3,272,397
                            --------------    ------------    -----------      ----------    ----------    ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....          389,266         --             --              --             --           --
  Payable for fund shares
   purchased.............        --                682,959        102,710          78,086        28,672        48,983
  Other liabilities......               93         --             --              --             --                 3
                            --------------    ------------    -----------      ----------    ----------    ----------
  Total Liabilities......          389,359         682,959        102,710          78,086        28,672        48,986
                            --------------    ------------    -----------      ----------    ----------    ----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........   $1,604,149,669    $183,487,796    $27,629,896      $2,362,126    $7,697,078    $3,223,411
                            ==============    ============    ===========      ==========    ==========    ==========


                           HUNTINGTON VA
                            GROWTH FUND
                            SUB-ACCOUNT
                           -------------
ASSETS
  Investments
    Number of Shares
      Class IA...........      --
      Class IB...........      --
      Other class........      482,790
                            ==========
    Cost
      Class IA...........      --
      Class IB...........      --
      Other class........   $3,909,930
                            ==========
    Market Value
      Class IA...........      --
      Class IB...........      --
      Other class........   $3,534,024
  Due from Hartford Life
   Insurance Company.....       28,594
  Receivable from fund
   shares sold...........      --
  Other assets...........      --
                            ----------
  Total Assets...........    3,562,618
                            ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....      --
  Payable for fund shares
   purchased.............       28,594
  Other liabilities......           20
                            ----------
  Total Liabilities......       28,614
                            ----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........   $3,534,004
                            ==========

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                           HUNTINGTON VA  HUNTINGTON VA  HUNTINGTON VA
                             MID CORP      NEW ECONOMY   ROTATING INDEX
                           AMERICA FUND       FUND            FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  --------------
ASSETS
  Investments
    Number of Shares
      Class IA...........      --             --             --
      Class IB...........      --             --             --
      Other class........      305,541        66,488          83,327
                            ==========      ========        ========
    Cost
      Class IA...........      --             --             --
      Class IB...........      --             --             --
      Other class........   $3,183,558      $647,428        $769,766
                            ==========      ========        ========
    Market Value
      Class IA...........      --             --             --
      Class IB...........      --             --             --
      Other class........   $2,963,749      $625,652        $739,110
  Due from Hartford Life
   Insurance Company.....       69,533        61,057         --
  Receivable from fund
   shares sold...........      --             --                 233
  Other assets...........      --             --                   2
                            ----------      --------        --------
  Total Assets...........    3,033,282       686,709         739,345
                            ----------      --------        --------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....      --             --                 233
  Payable for fund shares
   purchased.............       69,533        61,057         --
  Other liabilities......            5             2         --
                            ----------      --------        --------
  Total Liabilities......       69,538        61,059             233
                            ----------      --------        --------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........   $2,963,744      $625,650        $739,112
                            ==========      ========        ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                                                 NATIONS MARSICO
                             MERRILL LYNCH      MERRILL LYNCH     INTERNATIONAL   NATIONS HIGH      NATIONS      NATIONS MARSICO
                             GLOBAL GROWTH     LARGE CAP GROWTH   OPPORTUNITIES    YIELD BOND    INTERNATIONAL   FOCUSED EQUITIES
                               V.I. FUND          V.I. FUND         PORTFOLIO      PORTFOLIO    VALUE PORTFOLIO     PORTFOLIO
                            SUB-ACCOUNT (C)    SUB-ACCOUNT (D)     SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           ------------------  ----------------  ---------------  ------------  ---------------  ----------------
ASSETS
  Investments
    Number of Shares
      Class IA...........       --                 --                 --              --             --                --
      Class IB...........       --                 --                 --              --             --                --
      Other class........          9,490             8,585           1,041,949      1,025,704       1,151,631         7,225,430
                                ========           =======         ===========     ==========     ===========      ============
    Cost
      Class IA...........       --                 --                 --              --             --                --
      Class IB...........       --                 --                 --              --             --                --
      Other class........       $104,180           $79,625         $13,070,456     $9,373,314     $10,087,883      $109,008,066
                                ========           =======         ===========     ==========     ===========      ============
    Market Value
      Class IA...........       --                 --                 --              --             --                --
      Class IB...........       --                 --                 --              --             --                --
      Other class........       $ 61,018           $59,319         $10,075,643     $8,667,203     $ 7,888,670      $ 82,297,647
  Due from Hartford Life
   Insurance Company.....       --                 --                 --                5,061        --                --
  Receivable from fund
   shares sold...........       --                 --                    1,434        --                1,017            25,237
  Other assets...........             10                 3            --              --                   80          --
                                --------           -------         -----------     ----------     -----------      ------------
  Total Assets...........         61,028            59,322          10,077,077      8,672,264       7,889,767        82,322,884
                                --------           -------         -----------     ----------     -----------      ------------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....             34                22               1,434        --                1,030            25,237
  Payable for fund shares
   purchased.............       --                 --                 --                5,061        --                --
  Other liabilities......       --                 --                       52             29        --                     681
                                --------           -------         -----------     ----------     -----------      ------------
  Total Liabilities......             34                22               1,486          5,090           1,030            25,918
                                --------           -------         -----------     ----------     -----------      ------------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........       $ 60,994           $59,300         $10,075,591     $8,667,174     $ 7,888,737      $ 82,296,966
                                ========           =======         ===========     ==========     ===========      ============


                           NATIONS ASSET
                            ALLOCATION
                             PORTFOLIO
                            SUB-ACCOUNT
                           -------------
ASSETS
  Investments
    Number of Shares
      Class IA...........      --
      Class IB...........      --
      Other class........      854,034
                            ==========
    Cost
      Class IA...........      --
      Class IB...........      --
      Other class........   $8,089,939
                            ==========
    Market Value
      Class IA...........      --
      Class IB...........      --
      Other class........   $6,874,976
  Due from Hartford Life
   Insurance Company.....      --
  Receivable from fund
   shares sold...........       31,825
  Other assets...........      --
                            ----------
  Total Assets...........    6,906,801
                            ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....       31,825
  Payable for fund shares
   purchased.............      --
  Other liabilities......           32
                            ----------
  Total Liabilities......       31,857
                            ----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........   $6,874,944
                            ==========

(c) Formerly Merrill Lynch Global Growth Focus Fund Sub-Account. Change effective May 1, 2002.
(d) Formerly Merrill Lynch Large Cap Growth Focus Fund Sub-Account. Change effective May 1, 2002.

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                                               NATIONS MARSICO
                           NATIONS CAPITAL   NATIONS MARSICO    21ST CENTURY
                           GROWTH PORTFOLIO  GROWTH PORTFOLIO     PORTFOLIO
                             SUB-ACCOUNT     SUB-ACCOUNT (E)     SUB-ACCOUNT
                           ----------------  ----------------  ---------------
ASSETS
  Investments
    Number of Shares
      Class IA...........       --                --                --
      Class IB...........       --                --                --
      Other class........      1,055,378         4,274,357          588,466
                             ===========       ===========       ==========
    Cost
      Class IA...........       --                --                --
      Class IB...........       --                --                --
      Other class........    $11,468,843       $61,770,683       $5,701,130
                             ===========       ===========       ==========
    Market Value
      Class IA...........       --                --                --
      Class IB...........       --                --                --
      Other class........    $ 7,429,858       $48,214,747       $3,360,143
  Due from Hartford Life
   Insurance Company.....          5,690          --                    360
  Receivable from fund
   shares sold...........       --                   1,985          --
  Other assets...........            199          --                --
                             -----------       -----------       ----------
  Total Assets...........      7,435,747        48,216,732        3,360,503
                             -----------       -----------       ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....       --                   1,985          --
  Payable for fund shares
   purchased.............          5,949          --                    360
  Other liabilities......       --                     216              112
                             -----------       -----------       ----------
  Total Liabilities......          5,949             2,201              472
                             -----------       -----------       ----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........    $ 7,429,798       $48,214,531       $3,360,031
                             ===========       ===========       ==========

(e) Formerly Nations Marsico Growth & Income Portfolio Sub-Account. Change effective May 1, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                             NATIONS SMALL
                            NATIONS MIDCAP      COMPANY     NATIONS VALUE  JENNISON 20/20     PRUDENTIAL     PRUDENTIAL VALUE
                           GROWTH PORTFOLIO    PORTFOLIO      PORTFOLIO    FOCUS PORTFOLIO  JENNISON GROWTH     PORTFOLIO
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ----------------  -------------  -------------  ---------------  ---------------  ----------------
ASSETS
  Investments
    Number of Shares
      Class IA...........       --               --              --            --                --               --
      Class IB...........       --               --              --            --                --               --
      Other class........        749,450         907,066       1,474,177        40,429           111,034           24,844
                              ==========      ==========     ===========      ========        ==========         ========
    Cost
      Class IA...........       --               --              --            --                --               --
      Class IB...........       --               --              --            --                --               --
      Other class........     $5,178,671      $8,149,018     $14,490,336      $435,838        $2,544,411         $406,750
                              ==========      ==========     ===========      ========        ==========         ========
    Market Value
      Class IA...........       --               --              --            --                --               --
      Class IB...........       --               --              --            --                --               --
      Other class........     $4,174,434      $6,485,523     $12,014,541      $332,730        $1,410,135         $341,351
  Due from Hartford Life
   Insurance Company.....          8,060           4,113           2,302       --                --                   184
  Receivable from fund
   shares sold...........       --               --              --            --                    197          --
  Other assets...........       --                    17         --                  6                 5                2
                              ----------      ----------     -----------      --------        ----------         --------
  Total Assets...........      4,182,494       6,489,653      12,016,843       332,736         1,410,337          341,537
                              ----------      ----------     -----------      --------        ----------         --------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....       --               --              --                 25               197          --
  Payable for fund shares
   purchased.............          8,060           4,002           2,301       --                --                   186
  Other liabilities......             24         --              --            --                --               --
                              ----------      ----------     -----------      --------        ----------         --------
  Total Liabilities......          8,084           4,002           2,301            25               197              186
                              ----------      ----------     -----------      --------        ----------         --------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........     $4,174,410      $6,485,651     $12,014,542      $332,711        $1,410,140         $341,351
                              ==========      ==========     ===========      ========        ==========         ========

                             SP JENNISON
                            INTERNATIONAL
                           GROWTH PORTFOLIO
                             SUB-ACCOUNT
                           ----------------
ASSETS
  Investments
    Number of Shares
      Class IA...........      --
      Class IB...........      --
      Other class........       11,351
                               =======
    Cost
      Class IA...........      --
      Class IB...........      --
      Other class........      $62,154
                               =======
    Market Value
      Class IA...........      --
      Class IB...........      --
      Other class........      $47,561
  Due from Hartford Life
   Insurance Company.....      --
  Receivable from fund
   shares sold...........      --
  Other assets...........            6
                               -------
  Total Assets...........       47,567
                               -------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....           65
  Payable for fund shares
   purchased.............      --
  Other liabilities......      --
                               -------
  Total Liabilities......           65
                               -------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........      $47,502
                               =======

(e) Formerly Nations Marsico Growth & Income Portfolio Sub-Account. Change effective May 1, 2002.

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                            SMITH BARNEY
                            SMITH BARNEY    APPRECIATION   SMITH BARNEY
                           GOVERNMENT FUND      FUND      CASH PORTFOLIO
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  ------------  --------------
ASSETS
  Investments
    Number of Shares
      Class IA...........      --               --            --
      Class IB...........      --               --            --
      Other class........       25,346          14,894        251,331
                               =======        ========       ========
    Cost
      Class IA...........      --               --            --
      Class IB...........      --               --            --
      Other class........      $25,346        $127,808       $251,331
                               =======        ========       ========
    Market Value
      Class IA...........      --               --            --
      Class IB...........      --               --            --
      Other class........      $25,346        $165,768       $251,331
  Due from Hartford Life
   Insurance Company.....      --               --             26,928
  Receivable from fund
   shares sold...........            7              14        --
  Other assets...........            2             125             38
                               -------        --------       --------
  Total Assets...........       25,355         165,907        278,297
                               -------        --------       --------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....           11              27        --
  Payable for fund shares
   purchased.............      --               --             27,259
  Other liabilities......      --               --            --
                               -------        --------       --------
  Total Liabilities......           11              27         27,259
                               -------        --------       --------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........      $25,344        $165,880       $251,038
                               =======        ========       ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                               UBS SERIES      VICTORY VARIABLE   VICTORY VARIABLE
                             TRUST TACTICAL        INSURANCE      INSURANCE SMALL      STI CLASSIC     STI CLASSIC  STI CLASSIC
                               ALLOCATION      DIVERSIFIED STOCK      COMPANY          VT CAPITAL      VT GROWTH &  VT MID-CAP
                               PORTFOLIO             FUND         OPPORTUNITY FUND  APPRECIATION FUND  INCOME FUND  EQUITY FUND
                            SUB-ACCOUNT (F)       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT
                           ------------------  -----------------  ----------------  -----------------  -----------  -----------
ASSETS
  Investments
    Number of Shares
      Class IA...........        --                 --                 --                --               --           --
      Class IB...........        --                 --                 --                --               --           --
      Other class........       2,011,948            185,268            21,776            17,195          27,395       20,893
                              ===========         ==========          ========          ========        ========     ========
    Cost
      Class IA...........        --                 --                 --                --
      Class IB...........        --                 --                 --                --               --           --
      Other class........     $32,187,395         $1,728,442          $245,069          $230,199        $222,776     $170,672
                              ===========         ==========          ========          ========        ========     ========
    Market Value
      Class IA...........        --                 --                 --                --               --           --
      Class IB...........        --                 --                 --                --               --           --
      Other class........     $19,576,258         $1,385,803          $229,519          $223,703        $220,532     $165,681
  Due from Hartford Life
   Insurance Company.....        --                 --                 --                --               --           --
  Receivable from fund
   shares sold...........           4,272           --                 --                --                    3            6
  Other assets...........           8,697           --                       2           --               --           --
                              -----------         ----------          --------          --------        --------     --------
  Total Assets...........      19,589,227          1,385,803           229,521           223,703         220,535      165,687
                              -----------         ----------          --------          --------        --------     --------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....           4,272                 50               102                 1               3            6
  Payable for fund shares
   purchased.............        --                 --                 --                --               --           --
  Other liabilities......        --                      142           --                      1          --           --
                              -----------         ----------          --------          --------        --------     --------
  Total Liabilities......           4,272                192               102                 2               3            6
                              -----------         ----------          --------          --------        --------     --------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........     $19,584,955         $1,385,611          $229,419          $223,701        $220,532     $165,681
                              ===========         ==========          ========          ========        ========     ========


                           STI CLASSIC VT
                            VALUE INCOME
                             STOCK FUND
                            SUB-ACCOUNT
                           --------------
ASSETS
  Investments
    Number of Shares
      Class IA...........      --
      Class IB...........      --
      Other class........       23,627
                              ========
    Cost
      Class IA...........
      Class IB...........      --
      Other class........     $250,227
                              ========
    Market Value
      Class IA...........      --
      Class IB...........      --
      Other class........     $245,482
  Due from Hartford Life
   Insurance Company.....
  Receivable from fund
   shares sold...........           12
  Other assets...........      --
                              --------
  Total Assets...........      245,494
                              --------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....           12
  Payable for fund shares
   purchased.............      --
  Other liabilities......      --
                              --------
  Total Liabilities......           12
                              --------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........     $245,482
                              ========

(f) Formerly Brinson Series Trust Tactical Allocation Portfolio Sub-Account. Change effective May 1, 2002.

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
American Century VP Capital
 Appreciation Fund............     0.70%       109,763   $ 0.935019  $       102,631
American Century VP Capital
 Appreciation Fund............     1.25%     2,574,080     0.911849        2,347,173
AIM V.I. Capital Appreciation
 Fund.........................     1.45%       187,376     0.716804          134,312
AIM V.I. Capital Appreciation
 Fund.........................     1.60%       114,497     0.712852           81,619
AIM V.I. Capital Appreciation
 Fund.........................     1.75%        88,089     0.712140           62,732
AIM V.I. Capital Appreciation
 Fund.........................     1.40%     1,608,377     0.715616        1,150,983
AIM V.I. Capital Appreciation
 Fund.........................     1.25%     9,348,750     0.719565        6,727,033
AIM V.I. High Yield Fund......     1.45%       160,397     0.686758          110,154
AIM V.I. High Yield Fund......     1.60%       148,387     0.682995          101,348
AIM V.I. High Yield Fund......     1.75%        53,421     0.682312           36,450
AIM V.I. High Yield Fund......     1.40%     1,118,406     0.685635          766,818
AIM V.I. High Yield Fund......     1.25%     6,972,226     0.689391        4,806,591
AIM V.I. Premier Equity
 Fund.........................     1.45%       978,654     0.669432          655,142
AIM V.I. Premier Equity
 Fund.........................     1.60%       302,972     0.665765          201,708
AIM V.I. Premier Equity
 Fund.........................     1.40%     4,684,694     0.668341        3,130,973
AIM V.I. Premier Equity
 Fund.........................     1.25%    27,105,865     0.672012       18,215,467
Alliance VP Global Bond
 Portfolio....................     1.85%         4,954     1.060382            5,254
Alliance VP Global Bond
 Portfolio....................     1.40%        21,016     1.072475           22,540
Alliance VP Global Bond
 Portfolio....................     1.50%       171,873     1.040306          178,801
Alliance VP Global Bond
 Portfolio....................     1.25%     1,057,194     1.078367        1,140,045
Alliance VP Global Bond
 Portfolio....................     1.45%         6,238     1.042738            6,505
Alliance VP Global Bond
 Portfolio....................     1.60%         8,911     1.039872            9,266
Alliance VP Growth and Income
 Portfolio....................     1.40%        16,616     0.828925           13,773
Alliance VP Growth and Income
 Portfolio....................     1.50%        36,127     0.766102           27,676
Alliance VP Growth and Income
 Portfolio....................     1.25%     3,250,350     0.833485        2,709,121
Alliance VP Growth and Income
 Portfolio....................     1.45%        21,041     0.737363           15,515
Alliance VP Growth and Income
 Portfolio....................     1.60%        14,828     0.735319           10,903
Armada Advantage Equity Growth
 Fund.........................     1.25%       965,822     0.550485          531,670
Armada Advantage Equity Growth
 Fund.........................     1.40%       213,987     0.548417          117,356
Armada Advantage Equity Growth
 Fund.........................     1.45%       162,854     0.522952           85,165
Armada Advantage Equity Growth
 Fund.........................     1.60%        98,961     0.521136           51,572
Armada Advantage Equity Growth
 Fund.........................     1.80%        41,760     0.519136           21,679
Armada Advantage International
 Equity Fund..................     1.45%       111,138     0.518446           57,619
Armada Advantage International
 Equity Fund..................     1.60%        46,144     0.516636           23,839
Armada Advantage International
 Equity Fund..................     1.25%       729,094     0.523476          381,665
Armada Advantage International
 Equity Fund..................     1.40%       289,786     0.521497          151,122
Armada Advantage International
 Equity Fund..................     1.80%        17,107     0.514669            8,804
Armada Advantage International
 Equity Fund..................     1.95%         3,634     0.515883            1,875
Armada Advantage Mid Cap
 Growth Fund..................     1.45%       269,801     0.409430          110,464
Armada Advantage Mid Cap
 Growth Fund..................     1.60%        96,417     0.408011           39,339
Armada Advantage Mid Cap
 Growth Fund..................     1.25%       755,606     0.424004          320,383
Armada Advantage Mid Cap
 Growth Fund..................     1.40%       337,346     0.422397          142,494
Armada Advantage Mid Cap
 Growth Fund..................     1.65%        21,656     0.407854            8,832
Armada Advantage Mid Cap
 Growth Fund..................     1.80%        55,764     0.406443           22,664
AmSouth Capital Growth Fund...     1.25%     2,199,018     0.648668        1,426,433

# Rounded unit prices.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
AmSouth Capital Growth Fund...     1.40%        86,956   $ 0.647045  $        56,264
AmSouth Capital Growth Fund...     1.45%     1,568,854     0.646508        1,014,278
AmSouth Capital Growth Fund...     1.60%       263,735     0.644888          170,080
AmSouth Capital Growth Fund...     1.65%       200,264     0.644344          129,039
AmSouth Capital Growth Fund...     1.80%       382,082     0.642735          245,578
AmSouth Capital Growth Fund...     1.95%        46,384     0.643938           29,868
AmSouth Capital Growth Fund...     2.15%        27,759     0.641798           17,816
AmSouth Value Fund............     1.40%     3,222,692     1.016914        3,277,201
AmSouth Value Fund............     1.45%    10,650,719     0.690693        7,356,383
AmSouth Value Fund............     1.60%     1,072,918     0.688349          738,542
AmSouth Value Fund............     1.65%       642,474     0.688029          442,040
AmSouth Value Fund............     1.80%       751,204     0.685705          515,104
AmSouth Value Fund............     1.75%       238,740     0.687918          164,233
AmSouth Value Fund............     1.95%        14,464     0.687341            9,941
AmSouth Value Fund............     2.00%        55,074     0.685125           37,733
AmSouth Value Fund............     2.15%           252     0.684699              172
AmSouth Value Fund............     1.25%    35,028,298     1.022520       35,817,135
AmSouth Select Equity Fund....     1.25%    21,640,834     0.906248       19,611,967
AmSouth Select Equity Fund....     1.40%     1,336,139     0.901256        1,204,203
AmSouth Select Equity Fund....     1.45%     5,147,763     1.131478        5,824,580
AmSouth Select Equity Fund....     1.60%     1,028,153     1.127666        1,159,413
AmSouth Select Equity Fund....     1.65%       352,804     1.127139          397,659
AmSouth Select Equity Fund....     1.80%     1,052,644     1.123339        1,182,476
AmSouth Select Equity Fund....     1.75%        27,694     1.126949           31,210
AmSouth Select Equity Fund....     1.95%        23,354     1.126015           26,297
AmSouth Select Equity Fund....     2.00%        34,033     1.122401           38,199
AmSouth Select Equity Fund....     2.15%        27,377     1.121691           30,709
BB & T Capital Appreciation
 Fund.........................     1.25%     1,127,645     0.843117          950,737
BB & T Capital Appreciation
 Fund.........................     1.40%       138,108     0.841590          116,230
BB & T Capital Appreciation
 Fund.........................     1.45%         3,897     0.841074            3,278
BB & T Capital Appreciation
 Fund.........................     1.60%       500,760     0.839552          420,416
BB & T Capital Appreciation
 Fund.........................     1.80%        17,741     0.838848           14,882
BB & T Capital Appreciation
 Fund.........................     1.95%         2,988     0.838321            2,505
BB & T Capital Manager
 Aggressive Growth Fund.......     1.25%     2,697,568     0.708537        1,911,327
BB & T Capital Manager
 Aggressive Growth Fund.......     1.40%        13,099     0.706757            9,257
BB & T Capital Manager
 Aggressive Growth Fund.......     1.45%       344,052     0.706167          242,958
BB & T Capital Manager
 Aggressive Growth Fund.......     1.60%       718,148     0.704404          505,869
BB & T Capital Manager
 Aggressive Growth Fund.......     1.80%        21,575     0.703808           15,185
BB & T Capital Manager
 Aggressive Growth Fund.......     1.95%        64,082     0.703372           45,073
BB & T Capital Manager
 Aggressive Growth Fund.......     2.00%         1,373     1.011459            1,389
BB & T Growth and Income
 Fund.........................     1.40%     1,309,209     1.057654        1,384,690
BB & T Growth and Income
 Fund.........................     1.45%     1,036,117     1.059417        1,097,683
BB & T Growth and Income
 Fund.........................     1.60%     2,075,463     1.053596        2,186,699
BB & T Growth and Income
 Fund.........................     1.80%       107,189     1.052712          112,840
BB & T Growth and Income
 Fund.........................     2.00%           902     1.039115              938
BB & T Growth and Income
 Fund.........................     1.25%    36,695,690     1.063489       39,025,463
BB & T Large Company Growth
 Fund.........................     1.60%       300,261     0.738531          221,752

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
BB & T Large Company Growth
 Fund.........................     1.25%     1,203,969   $ 0.741673  $       892,953
BB & T Large Company Growth
 Fund.........................     1.40%        55,108     0.740324           40,797
BB & T Large Company Growth
 Fund.........................     1.80%         5,032     0.737908            3,713
Calvert Social Balanced
 Portfolio....................     0.70%        50,131     2.385028          119,565
Calvert Social Balanced
 Portfolio....................     1.25%     1,116,176     2.326095        2,596,333
Evergreen VA Capital Growth
 Fund.........................     1.65%         9,478     0.861192            8,162
Evergreen VA Capital Growth
 Fund.........................     1.80%        12,223     0.857551           10,482
Evergreen VA Capital Growth
 Fund.........................     1.75%         3,028     0.860312            2,605
Evergreen VA Capital Growth
 Fund.........................     1.95%        23,674     0.859594           20,350
Evergreen VA Capital Growth
 Fund.........................     1.25%    15,134,397     0.864644       13,085,870
Evergreen VA Capital Growth
 Fund.........................     1.40%       447,839     0.859922          385,106
Evergreen VA Capital Growth
 Fund.........................     1.45%     1,506,555     0.864517        1,302,442
Evergreen VA Capital Growth
 Fund.........................     1.60%       622,044     0.860859          535,492
Evergreen VA Foundation
 Fund.........................     1.25%     3,981,077     0.739090        2,942,374
Evergreen VA Foundation
 Fund.........................     1.40%       196,381     0.736693          144,672
Evergreen VA Foundation
 Fund.........................     1.80%         6,071     0.761811            4,624
Evergreen VA Foundation
 Fund.........................     1.45%       838,360     0.736251          617,243
Evergreen VA Foundation
 Fund.........................     1.60%        18,662     0.733869           13,695
Evergreen VA Foundation
 Fund.........................     1.75%         5,042     0.764264            3,853
Evergreen VA Foundation
 Fund.........................     1.25%     1,731,127     0.776983        1,345,062
Evergreen VA Foundation
 Fund.........................     1.40%       593,303     0.773589          458,973
Evergreen VA Foundation
 Fund.........................     1.45%       449,997     0.767989          345,593
Evergreen VA Foundation
 Fund.........................     1.60%       248,143     0.764744          189,765
Evergreen VA Fund.............     1.25%     2,090,080     0.517151        1,080,887
Evergreen VA Fund.............     1.40%        57,320     0.515473           29,547
Evergreen VA Fund.............     1.45%       283,929     0.515174          146,273
Evergreen VA Fund.............     1.60%        18,567     0.513497            9,534
Evergreen VA Growth Fund......     1.65%        10,280     0.581881            5,981
Evergreen VA Growth Fund......     1.80%        55,731     0.579420           32,291
Evergreen VA Growth Fund......     1.25%     9,626,263     0.808212        7,780,065
Evergreen VA Growth Fund......     1.40%       115,460     0.803792           92,806
Evergreen VA Growth Fund......     1.45%     1,141,140     0.584130          666,574
Evergreen VA Growth Fund......     1.60%       128,541     0.581648           74,765
Evergreen VA International
 Growth Fund..................     1.65%       100,802     0.582875           58,755
Evergreen VA International
 Growth Fund..................     1.80%        65,593     0.580403           38,070
Evergreen VA International
 Growth Fund..................     1.75%        27,175     0.582275           15,823
Evergreen VA International
 Growth Fund..................     1.25%    12,356,459     0.943918       11,663,488
Evergreen VA International
 Growth Fund..................     1.40%       606,413     0.938757          569,274
Evergreen VA International
 Growth Fund..................     1.45%       551,895     0.585115          322,922
Evergreen VA International
 Growth Fund..................     1.60%       794,994     0.582644          463,198
Evergreen VA Omega Fund.......     1.65%        23,898     0.421221           10,066
Evergreen VA Omega Fund.......     1.80%       173,608     0.419453           72,820
Evergreen VA Omega Fund.......     1.75%        57,163     0.420794           24,054
Evergreen VA Omega Fund.......     1.25%     8,130,438     0.542221        4,408,498
Evergreen VA Omega Fund.......     1.40%       894,555     0.539850          482,925
Evergreen VA Omega Fund.......     1.45%     3,035,276     0.422860        1,283,497

# Rounded unit prices.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Evergreen VA Omega Fund.......     1.60%     1,009,951   $ 0.421057  $       425,247
Evergreen VA Small Cap Value
 Fund.........................     1.25%       882,494     1.074467          948,217
Evergreen VA Small Cap Value
 Fund.........................     1.40%        29,939     1.070969           32,063
Evergreen VA Small Cap Value
 Fund.........................     1.45%        62,476     1.070335           66,870
Evergreen VA Small Cap Value
 Fund.........................     1.60%       391,423     1.066872          417,598
Evergreen VA Small Cap Value
 Fund.........................     1.80%        96,551     0.830270           80,163
Evergreen VA Small Cap Value
 Fund.........................     1.75%         1,319     1.066195            1,406
Evergreen VA Small Cap Value
 Fund.........................     1.95%        22,014     1.065306           23,452
Evergreen VA Small Cap Value
 Fund.........................     2.00%       108,189     0.829576           89,751
Evergreen VA Small Cap Value
 Fund.........................     2.15%        12,878     0.829049           10,677
Evergreen VA Special Equity
 Fund.........................     1.25%       531,525     0.580614          308,613
Evergreen VA Special Equity
 Fund.........................     1.40%        79,718     0.578064           46,082
Evergreen VA Special Equity
 Fund.........................     1.45%       169,693     0.506601           85,966
Evergreen VA Special Equity
 Fund.........................     1.60%         8,616     0.504460            4,346
Evergreen VA High Income
 Fund.........................     1.25%       130,448     1.025185          133,734
Evergreen VA High Income
 Fund.........................     1.45%        19,322     1.021253           19,733
Evergreen VA High Income
 Fund.........................     1.60%         4,840     1.017949            4,927
First American International
 Portfolio -- Class IA........     1.25%         4,321     0.477746            2,064
First American Large Cap
 Growth Portfolio --
 Class IA.....................     1.25%         5,338     0.382136            2,040
First American Small Cap
 Growth Portfolio --
 Class IA.....................     1.45%        22,346     0.760336           16,990
First American Technology
 Portfolio -- Class IA........     1.25%        11,586     0.147397            1,707
Fidelity VIP II Asset Manager
 Portfolio....................     1.25%     2,776,776     1.479850        4,109,213
Fidelity VIP II Asset Manager
 Portfolio....................     0.70%        69,479     1.517357          105,424
Fidelity VIP Growth
 Portfolio....................     1.25%    11,052,042     1.367536       15,114,067
Fidelity VIP Growth
 Portfolio....................     0.70%       242,338     1.402016          339,762
Fidelity VIP II Contrafund....     1.25%     8,699,258     1.818406       15,818,784
Fidelity VIP II Contrafund....     0.70%       124,043     1.864310          231,256
Fidelity VIP Overseas
 Portfolio....................     1.25%     2,696,497     0.974520        2,627,791
Fidelity VIP Overseas
 Portfolio....................     0.70%        60,516     0.999280           60,472
Fifth Third Balanced VIP
 Fund.........................     1.25%        14,188     1.047633           14,864
Fifth Third Balanced VIP
 Fund.........................     1.60%       109,066     1.045938          114,077
Fifth Third Balanced VIP
 Fund.........................     1.95%        48,553     1.044406           50,709
Fifth Third Disciplined Value
 VIP Fund.....................     1.25%        19,883     1.029292           20,465
Fifth Third Disciplined Value
 VIP Fund.....................     1.40%        13,249     1.028586           13,628
Fifth Third Disciplined Value
 VIP Fund.....................     1.45%         3,420     1.028344            3,517
Fifth Third Disciplined Value
 VIP Fund.....................     1.60%       150,683     1.027630          154,849
Fifth Third Disciplined Value
 VIP Fund.....................     1.75%         9,203     1.026987            9,451
Fifth Third Disciplined Value
 VIP Fund.....................     1.80%         6,751     1.026773            6,931
Fifth Third Disciplined Value
 VIP Fund.....................     1.95%        17,185     1.026122           17,634
Fifth Third Mid Cap VIP
 Fund.........................     1.45%         7,480     1.042983            7,802
Fifth Third Mid Cap VIP
 Fund.........................     1.60%       182,039     1.042247          189,732
Fifth Third Mid Cap VIP
 Fund.........................     1.25%        22,891     1.043942           23,897
Fifth Third Mid Cap VIP
 Fund.........................     1.40%        13,172     1.043218           13,741
Fifth Third Mid Cap VIP
 Fund.........................     1.80%         4,425     1.041379            4,608
Fifth Third Mid Cap VIP
 Fund.........................     1.95%         1,710     1.040716            1,780
Fifth Third Quality Growth VIP
 Fund.........................     1.45%       538,379     0.558188          300,516
Fifth Third Quality Growth VIP
 Fund.........................     1.60%       751,758     0.556578          418,412

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Fifth Third Quality Growth VIP
 Fund.........................     1.80%        15,445   $ 0.556111  $         8,589
Fifth Third Quality Growth VIP
 Fund.........................     1.95%        11,654     0.555759            6,477
Fifth Third Quality Growth VIP
 Fund.........................     1.25%     3,556,747     0.560334        1,992,968
Fifth Third Quality Growth VIP
 Fund.........................     1.40%       114,140     0.558726           63,773
First Horizon Capital
 Appreciation Portfolio.......     1.25%       389,865     0.890244          347,077
First Horizon Capital
 Appreciation Portfolio.......     1.40%        24,075     0.888485           21,390
First Horizon Capital
 Appreciation Portfolio.......     1.45%        22,846     0.887885           20,284
First Horizon Capital
 Appreciation Portfolio.......     1.60%        10,024     0.886130            8,883
First Horizon Capital
 Appreciation Portfolio.......     1.75%         4,149     0.885575            3,674
First Horizon Growth & Income
 Portfolio....................     1.25%     3,196,017     0.748922        2,393,571
First Horizon Growth & Income
 Portfolio....................     1.40%       333,819     0.747443          249,511
First Horizon Growth & Income
 Portfolio....................     1.45%       440,422     0.746946          328,971
First Horizon Growth & Income
 Portfolio....................     1.60%       608,919     0.745455          453,921
First Horizon Growth & Income
 Portfolio....................     1.75%        20,121     0.744990           14,990
First Horizon Growth & Income
 Portfolio....................     1.80%         6,684     0.744835            4,978
Hartford Advisers HLS Fund --
 Class IB.....................     1.45%    17,132,047     0.801169       13,725,665
Hartford Advisers HLS Fund --
 Class IB.....................     1.60%     2,733,745     0.797782        2,180,933
Hartford Advisers HLS Fund --
 Class IB.....................     1.65%     6,183,482     0.798090        4,934,975
Hartford Advisers HLS Fund --
 Class IB.....................     1.80%    13,618,330     0.794718       10,822,732
Hartford Advisers HLS Fund --
 Class IA.....................     1.45%     6,857,011     3.760226       25,783,913
Hartford Advisers HLS Fund --
 Class IA.....................     1.70%     1,353,028     0.876387        1,185,776
Hartford Advisers HLS Fund --
 Class IA.....................     1.60%     9,593,645     3.739629       35,876,697
Hartford Advisers HLS Fund --
 Class IA.....................     1.00%        84,663     0.860096           72,818
Hartford Advisers HLS Fund --
 Class IA.....................     1.85%     1,068,537     0.872118          931,890
Hartford Advisers HLS Fund --
 Class IB.....................     1.65%       847,472     0.798090          676,359
Hartford Advisers HLS Fund --
 Class IB.....................     1.80%     4,376,035     0.794718        3,477,714
Hartford Advisers HLS Fund --
 Class IA.....................     1.25%           216     3.774709              816
Hartford Advisers HLS Fund --
 Class IA.....................     1.25%           216     3.774709              816
Hartford Advisers HLS Fund --
 Class IA.....................     1.25%           216     3.774709              818
Hartford Advisers HLS Fund --
 Class IB.....................     1.55%        14,074     0.938600           13,210
Hartford Advisers HLS Fund --
 Class IB.....................     1.75%     1,451,277     0.796980        1,156,639
Hartford Advisers HLS Fund --
 Class IB.....................     2.00%       485,273     0.794054          385,333
Hartford Advisers HLS Fund --
 Class IB.....................     2.15%       279,244     0.793553          221,595
Hartford Advisers HLS Fund --
 Class IB.....................     2.00%       100,622     0.794054           79,899
Hartford Advisers HLS Fund --
 Class IB.....................     2.15%        88,664     0.793553           70,359
Hartford Advisers HLS Fund --
 Class IB.....................     1.90%       337,662     0.796477          268,940
Hartford Advisers HLS Fund --
 Class IB.....................     2.10%       875,526     0.795811          696,753
Hartford Advisers HLS Fund --
 Class IB.....................     1.95%       828,395     0.794215          657,924
Hartford Advisers HLS Fund --
 Class IA.....................     1.80%       252,080     3.736495          941,897
Hartford Advisers HLS Fund --
 Class IA.....................     2.05%        26,100     0.871392           22,743
Hartford Advisers HLS Fund --
 Class IA.....................     1.95%       171,540     3.734141          640,558
Hartford Advisers HLS Fund --
 Class IA.....................     1.75%       248,438     3.737278          928,482
Hartford Advisers HLS Fund --
 Class IA.....................     2.00%        38,365     0.871568           33,438
Hartford Advisers HLS Fund --
 Class IB.....................     1.95%       390,890     0.796617          311,390
Hartford Advisers HLS Fund --
 Class IA.....................     1.25%   783,544,320     3.774709    2,957,651,799
Hartford Advisers HLS Fund --
 Class IA.....................     0.15%       424,050     6.766568        2,869,367

# Rounded unit prices.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Advisers HLS Fund --
 Class IA.....................     1.00%     1,842,859   $ 5.725424  $    10,551,154
Hartford Advisers HLS Fund --
 Class IA.....................     1.00%     4,854,519     5.725424       27,794,184
Hartford Advisers HLS Fund --
 Class IA.....................     1.20%     6,814,249     5.474957       37,307,722
Hartford Advisers HLS Fund --
 Class IB.....................     1.25%   122,672,638     0.944738      115,893,503
Hartford Advisers HLS Fund --
 Class IA.....................     1.50%    33,191,340     0.879765       29,200,579
Hartford Advisers HLS Fund --
 Class IA.....................     1.40%    12,899,722     3.754038       48,426,049
Hartford Advisers HLS Fund --
 Class IA.....................     0.80%       154,786     0.863406          133,643
Hartford Advisers HLS Fund --
 Class IB.....................     1.40%    10,320,532     0.939556        9,696,718
Hartford Advisers HLS Fund --
 Class IA.....................     0.70%       664,950     5.600634        3,724,146
Hartford Advisers HLS Fund --
 Class IA.....................     1.65%       621,816     0.875486          544,391
Hartford Advisers HLS Fund --
 Class IA.....................     0.25%       992,546     2.235536        2,218,872
Hartford Advisers HLS Fund --
 Class IB.....................     1.45%    55,797,661     0.801169       44,703,356
Hartford Advisers HLS Fund --
 Class IB.....................     1.60%     4,910,040     0.797782        3,917,141
Hartford Bond HLS Fund --
 Class IB.....................     1.45%     8,119,729     1.262431       10,250,597
Hartford Bond HLS Fund --
 Class IB.....................     1.60%     1,401,337     1.257098        1,761,619
Hartford Bond HLS Fund --
 Class IB.....................     1.65%     1,526,997     1.257601        1,920,353
Hartford Bond HLS Fund --
 Class IB.....................     1.80%     5,191,997     1.252288        6,501,876
Hartford Bond HLS Fund --
 Class IA.....................     1.45%     4,551,846     2.808430       12,783,541
Hartford Bond HLS Fund --
 Class IA.....................     1.70%       220,625     1.269505          280,084
Hartford Bond HLS Fund --
 Class IA.....................     1.60%     6,521,022     2.793064       18,213,632
Hartford Bond HLS Fund --
 Class IA.....................     1.85%       619,314     1.263327          782,397
Hartford Bond HLS Fund --
 Class IB.....................     1.65%       416,161     1.257601          523,364
Hartford Bond HLS Fund --
 Class IB.....................     1.80%     2,068,281     1.252288        2,590,083
Hartford Bond HLS Fund --
 Class IA.....................     1.25%           402     2.819240            1,133
Hartford Bond HLS Fund --
 Class IA.....................     1.25%           402     2.819240            1,133
Hartford Bond HLS Fund --
 Class IA.....................     1.25%           403     2.819240            1,136
Hartford Bond HLS Fund --
 Class IB.....................     1.55%        32,850     1.291550           42,427
Hartford Bond HLS Fund --
 Class IB.....................     1.75%     2,022,738     1.255831        2,540,218
Hartford Bond HLS Fund --
 Class IB.....................     1.95%       284,769     1.255256          357,458
Hartford Bond HLS Fund --
 Class IB.....................     2.00%       166,865     1.251238          208,788
Hartford Bond HLS Fund --
 Class IB.....................     2.15%       121,296     1.250447          151,675
Hartford Bond HLS Fund --
 Class IB.....................     2.00%        40,529     1.251238           50,711
Hartford Bond HLS Fund --
 Class IB.....................     2.15%        90,747     1.250447          113,475
Hartford Bond HLS Fund --
 Class IB.....................     1.90%        23,515     1.255046           29,512
Hartford Bond HLS Fund --
 Class IB.....................     2.10%       990,783     1.253989        1,242,431
Hartford Bond HLS Fund --
 Class IB.....................     1.95%       246,045     1.251496          307,924
Hartford Bond HLS Fund --
 Class IA.....................     1.80%       153,496     2.790723          428,366
Hartford Bond HLS Fund --
 Class IA.....................     1.95%       140,478     2.788966          391,789
Hartford Bond HLS Fund --
 Class IA.....................     1.75%       160,407     2.791307          447,747
Hartford Bond HLS Fund --
 Class IA.....................     1.00%       392,478     6.461184        2,535,877
Hartford Bond HLS Fund --
 Class IA.....................     0.15%       428,299     6.248638        2,676,286
Hartford Bond HLS Fund --
 Class IA.....................     1.00%     1,126,375     5.432635        6,119,188
Hartford Bond HLS Fund --
 Class IA.....................     1.00%       223,433     5.516519        1,232,575
Hartford Bond HLS Fund --
 Class IA.....................     1.25%     1,845,261     6.140844       11,331,464
Hartford Bond HLS Fund --
 Class IA.....................     1.25%   226,120,474     2.819240      637,487,909
Hartford Bond HLS Fund --
 Class IB.....................     1.25%    46,896,122     1.299972       60,963,646
Hartford Bond HLS Fund --
 Class IA.....................     1.50%     6,987,202     1.274401        8,904,497

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Bond HLS Fund --
 Class IA.....................     1.40%     6,051,407   $ 2.803798  $    16,966,925
Hartford Bond HLS Fund --
 Class IA.....................     0.80%        58,291     1.317721           76,812
Hartford Bond HLS Fund --
 Class IB.....................     1.40%     6,453,338     1.292850        8,343,198
Hartford Bond HLS Fund --
 Class IA.....................     0.70%        64,269     6.296344          404,662
Hartford Bond HLS Fund --
 Class IA.....................     1.65%       308,831     1.268194          391,658
Hartford Bond HLS Fund --
 Class IA.....................     0.25%        63,763     1.993168          127,092
Hartford Bond HLS Fund --
 Class IB.....................     1.45%    18,210,448     1.262431       22,989,434
Hartford Bond HLS Fund --
 Class IB.....................     1.60%     2,016,987     1.257098        2,535,551
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.45%    17,359,228     0.688497       11,951,776
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.60%     2,532,498     0.685600        1,736,281
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.65%     7,521,991     0.685857        5,159,010
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.80%    15,543,618     0.682968       10,615,794
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.45%     3,813,692     6.089951       23,225,197
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.70%       903,926     1.075290          971,983
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.60%     5,705,450     6.056618       34,555,736
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.00%        56,219     1.017360           57,195
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.85%       481,862     1.070069          515,626
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.65%     1,107,250     0.685857          759,415
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.80%     6,680,132     0.682968        4,562,316
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.25%           117     6.113422              719
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.25%           117     6.113422              719
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.25%           118     6.113422              721
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.55%        28,114     1.098382           30,880
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.75%     2,725,977     0.684901        1,867,024
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.80%       155,279     6.051551          939,682
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.95%       651,309     0.684590          445,880
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.00%       606,697     0.682389          414,003
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.15%       314,021     0.681967          214,152
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.00%       139,270     0.682389           95,036
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.15%       159,353     0.681967          108,674
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.90%       243,539     0.684473          166,696
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.10%       715,755     0.683896          489,502
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.95%       785,782     0.682537          536,325
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.95%       118,830     6.047742          718,653
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.75%       247,455     6.052816        1,497,805
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     2.00%         5,106     1.069396            5,460
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.21%     6,766,394     9.982650       67,546,568
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     0.15%       644,789    12.214884        7,876,025
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.00%       468,627    10.418036        4,882,177
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.00%     1,042,954    10.413742       10,861,058
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.25%   292,723,468     6.113422    1,789,542,094
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.25%    41,064,840     1.105545       45,399,028
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.50%    14,469,848     1.079432       15,619,217
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.40%     5,691,769     6.079953       34,605,689
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     0.80%        85,769     1.021277           87,594
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.40%     5,112,799     1.099491        5,621,476

# Rounded unit prices.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     0.70%       820,808   $10.216790  $     8,386,026
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.65%       649,070     1.074192          697,226
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     0.25%     1,468,935     3.123621        4,588,397
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.45%    62,707,123     0.688497       43,173,666
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.60%     7,188,265     0.685600        4,928,275
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.45%     8,743,804     0.950043        8,306,990
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.60%     1,114,474     0.946019        1,054,313
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.65%     2,799,781     0.946398        2,649,707
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.80%     7,718,488     0.942392        7,273,841
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.45%     4,838,413     2.251936       10,895,796
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.70%       265,557     0.909757          241,592
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.60%     9,579,025     2.239578       21,452,975
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.00%        93,642     0.945335           88,523
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.85%       602,413     0.905339          545,388
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.65%       702,175     0.946398          664,537
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.80%     4,110,274     0.942392        3,873,490
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.25%           363     2.260599              822
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.25%           363     2.260599              822
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.25%           364     2.260599              824
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.55%        21,584     0.926401           19,995
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.75%     1,325,726     0.945074        1,252,909
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.95%       527,731     0.944643          498,517
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.00%       409,605     0.941601          385,684
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.80%       298,010     2.237699          666,858
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.95%       168,574     2.236288          376,981
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.75%       369,155     2.238161          826,229
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     2.00%        18,462     0.904767           16,704
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.15%       195,520     0.941009          183,986
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.00%        13,805     0.941601           12,999
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.15%        41,687     0.941009           39,228
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.90%         2,705     0.944482            2,555
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.10%       615,223     0.943684          580,576
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.95%       803,664     0.941797          756,888
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.00%       178,205     2.310944          411,822
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.00%       644,134     2.310944        1,488,559
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.25%   325,620,676     2.260599      736,097,797
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.25%     8,222,934     2.033209       16,718,945
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.40%     3,194,182     0.927337        2,962,083
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.25%    26,756,697     0.932437       24,948,934
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.50%     7,644,182     0.913254        6,981,079
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     0.70%       281,567     2.084760          587,000
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.40%     5,274,700     2.248198       11,858,571
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     0.80%        78,842     0.948976           74,819
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.65%       236,123     0.908821          214,593
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     0.25%       165,923     2.468771          409,626
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.45%    23,479,422     0.950043       22,306,461
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.60%     2,443,331     0.946019        2,311,438

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Focus HLS Fund --
 Class IA.....................     1.00%         6,673   $ 0.770630  $         5,142
Hartford Focus HLS Fund --
 Class IA.....................     1.00%        43,894     0.770630           33,826
Hartford Focus HLS Fund --
 Class IA.....................     0.25%        17,181     0.780345           13,407
Hartford Focus HLS Fund --
 Class IA.....................     0.80%         9,403     0.773216            7,270
Hartford Focus HLS Fund --
 Class IA.....................     1.25%     9,938,940     0.767413        7,627,281
Hartford Focus HLS Fund --
 Class IA.....................     1.40%       306,746     0.765496          234,813
Hartford Focus HLS Fund --
 Class IA.....................     1.45%       835,908     0.764858          639,351
Hartford Focus HLS Fund --
 Class IA.....................     1.50%       217,129     0.764220          165,934
Hartford Focus HLS Fund --
 Class IA.....................     1.60%       771,795     0.762937          588,831
Hartford Focus HLS Fund --
 Class IA.....................     1.65%         3,289     0.762309            2,507
Hartford Focus HLS Fund --
 Class IA.....................     1.70%         4,423     0.761677            3,368
Hartford Focus HLS Fund --
 Class IA.....................     1.85%        23,125     0.759760           17,570
Hartford Focus HLS Fund --
 Class IB.....................     1.45%     1,788,699     0.762282        1,363,493
Hartford Focus HLS Fund --
 Class IB.....................     1.60%       108,794     0.760369           82,723
Hartford Focus HLS Fund --
 Class IB.....................     1.65%       454,509     0.759733          345,306
Hartford Focus HLS Fund --
 Class IB.....................     1.80%       591,992     0.757841          448,636
Hartford Focus HLS Fund --
 Class IA.....................     1.75%         9,884     0.762461            7,536
Hartford Focus HLS Fund --
 Class IA.....................     1.80%        12,845     0.762303            9,792
Hartford Focus HLS Fund --
 Class IA.....................     1.95%         6,614     0.761817            5,039
Hartford Focus HLS Fund --
 Class IB.....................     1.95%        28,469     0.757364           21,561
Hartford Focus HLS Fund --
 Class IB.....................     2.00%        29,217     0.757206           22,123
Hartford Focus HLS Fund --
 Class IB.....................     2.15%        48,005     0.756733           36,327
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.45%       229,463     0.741713          170,195
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.60%        23,570     0.738585           17,409
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.65%       104,709     0.738864           77,365
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.80%       453,183     0.735752          333,430
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.45%       413,594     1.373223          567,957
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.70%        29,343     0.894479           26,247
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.60%       788,844     1.365682        1,077,311
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.85%        94,311     0.890130           83,949
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.80%        83,275     0.735752           61,270
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.25%           626     1.378484              863
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.25%           626     1.378484              863
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.25%           627     1.378484              865
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.95%         3,443     0.735292            2,531
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.80%         7,592     1.364539           10,359
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.95%         1,789     1.363681            2,439
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.75%        20,145     1.364824           27,495
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.00%        30,690     0.735139           22,561
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.15%         7,087     0.734673            5,206
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.00%        84,258     0.735139           61,942
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.95%        48,467     0.735292           35,637
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.00%         8,300     1.405775           11,669
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.00%       112,988     1.405775          158,836
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.25%    46,882,863     1.378484       64,627,292
Hartford Global Advisers HLS
 Fund -- Class IA.............     0.25%        38,175     1.490856           56,914

# Rounded unit prices.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.50%     1,732,652   $ 0.897917  $     1,555,777
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.40%       967,355     1.370946        1,326,191
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.65%        40,903     0.893561           36,549
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.45%     1,965,791     0.741713        1,458,053
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.60%       257,194     0.738585          189,959
Hartford Global Communications
 HLS Fund -- Class IA.........     0.25%           159     0.504042               80
Hartford Global Communications
 HLS Fund -- Class IA.........     0.80%         5,386     0.499444            2,690
Hartford Global Communications
 HLS Fund -- Class IA.........     1.25%     2,772,437     0.495694        1,374,286
Hartford Global Communications
 HLS Fund -- Class IA.........     1.40%        43,422     0.494451           21,470
Hartford Global Communications
 HLS Fund -- Class IA.........     1.45%       125,429     0.494034           61,966
Hartford Global Communications
 HLS Fund -- Class IA.........     1.50%         7,492     0.493637            3,698
Hartford Global Communications
 HLS Fund -- Class IA.........     1.60%        91,554     0.492804           45,118
Hartford Global Communications
 HLS Fund -- Class IB.........     1.65%        28,182     0.490711           13,829
Hartford Global Communications
 HLS Fund -- Class IB.........     1.80%       131,062     0.489478           64,152
Hartford Global Communications
 HLS Fund -- Class IB.........     1.45%       410,068     0.492355          201,899
Hartford Global Communications
 HLS Fund -- Class IB.........     2.15%        43,864     0.488756           21,439
Hartford Global Communications
 HLS Fund -- Class IA.........     1.75%         4,718     0.492493            2,323
Hartford Global Communications
 HLS Fund -- Class IA.........     1.80%         7,103     0.492394            3,497
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     0.25%           416     0.775420              323
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     0.80%         8,701     0.768332            6,685
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.25%     3,482,814     0.762572        2,655,905
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.40%       238,974     0.760666          181,779
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.45%       112,589     0.760031           85,571
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.50%        83,197     0.759396           63,179
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.60%       518,044     0.758132          392,746
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.65%         2,890     0.757498            2,189
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.85%         7,813     0.754977            5,898
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.45%       619,467     0.757390          469,178
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.60%        31,000     0.755510           23,420
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.65%       172,414     0.754876          130,151
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.80%       256,965     0.752984          193,490
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.75%         9,839     0.757653            7,455
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.80%        32,593     0.757496           24,689
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     2.15%        21,873     0.751881           16,446
Hartford Global Health HLS --
 Class IB.....................     1.45%       515,023     1.201451          618,775
Hartford Global Health HLS --
 Class IB.....................     1.60%        56,048     1.196650           67,070
Hartford Global Health HLS --
 Class IA.....................     1.45%     1,466,444     1.209556        1,773,746
Hartford Global Health HLS --
 Class IA.....................     1.70%         8,733     1.201514           10,493
Hartford Global Health HLS --
 Class IA.....................     1.00%         1,550     1.224161            1,898
Hartford Global Health HLS --
 Class IB.....................     1.65%       293,357     1.196841          351,102
Hartford Global Health HLS --
 Class IA.....................     1.60%     2,007,705     1.204724        2,418,730
Hartford Global Health HLS --
 Class IA.....................     1.85%        48,683     1.196729           58,261
Hartford Global Health HLS --
 Class IB.....................     1.80%       604,809     1.192056          720,966
Hartford Global Health HLS --
 Class IB.....................     1.65%         7,548     1.196841            9,034
Hartford Global Health HLS --
 Class IB.....................     1.80%       222,849     1.192056          265,648
Hartford Global Health HLS --
 Class IA.....................     1.25%           713     1.214222              866
Hartford Global Health HLS --
 Class IA.....................     1.25%           713     1.214222              866

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Global Health HLS --
 Class IA.....................     1.25%           724   $ 1.214222  $           879
Hartford Global Health HLS --
 Class IB.....................     2.00%           970     1.191060            1,156
Hartford Global Health HLS --
 Class IB.....................     2.15%        11,971     1.190305           14,249
Hartford Global Health HLS --
 Class IA.....................     1.80%       124,936     1.203713          150,387
Hartford Global Health HLS --
 Class IA.....................     1.95%       208,497     1.202956          250,813
Hartford Global Health HLS --
 Class IA.....................     1.75%        29,242     1.203968           35,207
Hartford Global Health HLS --
 Class IA.....................     1.00%        27,751     1.222333           33,921
Hartford Global Health HLS --
 Class IA.....................     1.00%       263,910     1.222333          322,586
Hartford Global Health HLS --
 Class IA.....................     1.25%    41,201,053     1.214222       50,027,237
Hartford Global Health HLS --
 Class IA.....................     0.25%        50,309     1.247020           62,737
Hartford Global Health HLS --
 Class IA.....................     1.50%       562,751     1.206138          678,755
Hartford Global Health HLS --
 Class IA.....................     0.80%        13,043     1.228884           16,029
Hartford Global Health HLS --
 Class IB.....................     1.45%     2,514,808     1.201451        3,021,418
Hartford Global Health HLS --
 Class IA.....................     1.40%     2,283,442     1.209370        2,761,527
Hartford Global Health HLS --
 Class IA.....................     1.65%        19,636     1.201335           23,590
Hartford Global Health HLS --
 Class IB.....................     1.60%       417,996     1.196650          500,195
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.45%     1,543,165     0.533874          823,856
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.60%       223,290     0.531610          118,703
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.65%       967,511     0.531816          514,538
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.80%     2,042,957     0.529568        1,081,884
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.45%     2,430,508     1.169027        2,841,341
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.70%         6,386     1.156614            7,386
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.60%     1,716,155     1.162609        1,995,217
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.00%        41,299     0.785244           32,429
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.85%        60,429     1.151008           69,554
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.65%        98,750     0.531816           52,517
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.80%       409,859     0.529568          217,048
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.25%           611     1.173529              718
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.25%           611     1.173529              718
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.25%           615     1.173529              722
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.80%       106,612     1.161633          123,844
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.95%         5,284     1.160902            6,134
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.75%        19,849     1.161875           23,063
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.95%        29,903     0.529237           15,826
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.00%       175,637     0.529125           92,934
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.15%         9,329     0.528790            4,933
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.95%        40,292     0.529237           21,324
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.40%     3,114,084     1.167093        3,634,426
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.00%        27,644     1.186004           32,786
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.00%       225,630     1.186004          267,598
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.25%    71,072,973     1.173529       83,406,195
Hartford Global Leaders HLS
 Fund -- Class IA.............     0.25%        45,510     1.224395           55,723
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.50%     2,016,435     1.161084        2,341,251
Hartford Global Leaders HLS
 Fund -- Class IA.............     0.80%        25,737     0.788283           20,288
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.65%       113,250     1.155448          130,855
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.45%     7,847,949     0.533874        4,189,816

# Rounded unit prices.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.60%     2,056,808   $ 0.531610  $     1,093,419
Hartford Global Technology HLS
 Fund -- Class IB.............     1.45%       508,154     0.284259          144,447
Hartford Global Technology HLS
 Fund -- Class IB.............     1.60%        92,073     0.283120           26,067
Hartford Global Technology HLS
 Fund -- Class IB.............     1.80%       868,669     0.282033          244,993
Hartford Global Technology HLS
 Fund -- Class IA.............     1.45%     1,790,527     0.286016          512,119
Hartford Global Technology HLS
 Fund -- Class IA.............     1.70%        20,744     0.284117            5,893
Hartford Global Technology HLS
 Fund -- Class IB.............     1.65%       379,779     0.283166          107,540
Hartford Global Technology HLS
 Fund -- Class IA.............     1.60%     2,417,772     0.284872          688,755
Hartford Global Technology HLS
 Fund -- Class IA.............     1.85%       106,304     0.282982           30,082
Hartford Global Technology HLS
 Fund -- Class IB.............     1.65%         7,277     0.283166            2,060
Hartford Global Technology HLS
 Fund -- Class IB.............     1.80%       366,566     0.282033          103,383
Hartford Global Technology HLS
 Fund -- Class IA.............     1.25%         1,758     0.287128              504
Hartford Global Technology HLS
 Fund -- Class IA.............     1.25%         1,758     0.287128              504
Hartford Global Technology HLS
 Fund -- Class IA.............     1.25%         1,783     0.287128              511
Hartford Global Technology HLS
 Fund -- Class IA.............     1.75%        31,206     0.284698            8,884
Hartford Global Technology HLS
 Fund -- Class IB.............     2.00%         2,516     0.281791              709
Hartford Global Technology HLS
 Fund -- Class IB.............     2.15%        24,760     0.281616            6,973
Hartford Global Technology HLS
 Fund -- Class IA.............     1.80%        22,407     0.284637            6,377
Hartford Global Technology HLS
 Fund -- Class IA.............     1.95%        18,087     0.284460            5,145
Hartford Global Technology HLS
 Fund -- Class IA.............     1.00%         6,596     0.289049            1,906
Hartford Global Technology HLS
 Fund -- Class IA.............     1.00%       267,339     0.289049           77,274
Hartford Global Technology HLS
 Fund -- Class IA.............     1.25%    50,928,150     0.287128       14,622,912
Hartford Global Technology HLS
 Fund -- Class IA.............     1.50%     1,180,504     0.285212          336,694
Hartford Global Technology HLS
 Fund -- Class IA.............     0.80%        10,948     0.290600            3,181
Hartford Global Technology HLS
 Fund -- Class IB.............     1.45%     3,567,887     0.284259        1,014,204
Hartford Global Technology HLS
 Fund -- Class IA.............     1.40%     3,152,178     0.285982          901,466
Hartford Global Technology HLS
 Fund -- Class IA.............     1.65%        39,777     0.284076           11,299
Hartford Global Technology HLS
 Fund -- Class IB.............     1.60%       760,328     0.283120          215,264
Hartford Growth and Income HLS
 Fund -- Class IB.............     1.45%     1,350,343     0.645912          872,203
Hartford Growth and Income HLS
 Fund -- Class IB.............     1.60%        29,891     0.643194           19,225
Hartford Growth and Income HLS
 Fund -- Class IB.............     1.65%       604,959     0.643428          389,247
Hartford Growth and Income HLS
 Fund -- Class IB.............     1.80%     2,261,312     0.640712        1,448,850
Hartford Growth and Income HLS
 Fund -- Class IA.............     1.70%         3,759     0.814859            3,063
Hartford Growth and Income HLS
 Fund -- Class IA.............     1.45%     1,790,754     0.892137        1,597,598
Hartford Growth and Income HLS
 Fund -- Class IA.............     1.60%     2,612,808     0.887245        2,318,201
Hartford Growth and Income HLS
 Fund -- Class IA.............     1.85%       137,366     0.810889          111,388
Hartford Growth and Income HLS
 Fund -- Class IB.............     1.65%        35,773     0.643428           23,017
Hartford Growth and Income HLS
 Fund -- Class IB.............     1.80%       451,961     0.640712          289,577
Hartford Growth and Income HLS
 Fund -- Class IA.............     1.25%           779     0.895584              697
Hartford Growth and Income HLS
 Fund -- Class IA.............     1.25%           779     0.895584              697
Hartford Growth and Income HLS
 Fund -- Class IA.............     1.25%           783     0.895584              701
Hartford Growth and Income HLS
 Fund -- Class IB.............     1.95%         3,973     0.640308            2,544
Hartford Growth and Income HLS
 Fund -- Class IB.............     2.00%        42,540     0.640175           27,233
Hartford Growth and Income HLS
 Fund -- Class IB.............     2.15%         1,046     0.639773              669
Hartford Growth and Income HLS
 Fund -- Class IB.............     2.15%        52,694     0.639773           33,712
Hartford Growth and Income HLS
 Fund -- Class IB.............     1.95%       160,936     0.640308          103,049
Hartford Growth and Income HLS
 Fund -- Class IA.............     1.75%        19,569     0.886692           17,351

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Growth and Income HLS
 Fund -- Class IA.............     1.80%       109,995   $ 0.886506  $        97,511
Hartford Growth and Income HLS
 Fund -- Class IA.............     1.95%        14,858     0.885953           13,163
Hartford Growth and Income HLS
 Fund -- Class IA.............     1.40%     4,537,204     0.890671        4,041,156
Hartford Growth and Income HLS
 Fund -- Class IA.............     1.50%     3,635,783     0.817988        2,974,026
Hartford Growth and Income HLS
 Fund -- Class IA.............     1.00%         8,007     0.905900            7,253
Hartford Growth and Income HLS
 Fund -- Class IA.............     1.00%     3,720,020     0.905900        3,369,966
Hartford Growth and Income HLS
 Fund -- Class IA.............     1.25%    80,917,459     0.895584       72,468,399
Hartford Growth and Income HLS
 Fund -- Class IA.............     0.25%        52,553     0.937594           49,273
Hartford Growth and Income HLS
 Fund -- Class IA.............     0.80%        29,617     0.739725           21,908
Hartford Growth and Income HLS
 Fund -- Class IA.............     1.65%       215,958     0.814021          175,794
Hartford Growth and Income HLS
 Fund -- Class IB.............     1.45%     7,717,496     0.645912        4,984,823
Hartford Growth and Income HLS
 Fund -- Class IB.............     1.60%       674,355     0.643194          433,741
Hartford Growth HLS Fund --
 Class IA.....................     0.25%         1,390     0.864276            1,201
Hartford Growth HLS Fund --
 Class IA.....................     1.25%     2,321,137     0.858492        1,992,677
Hartford Growth HLS Fund --
 Class IA.....................     1.40%        90,253     0.857623           77,403
Hartford Growth HLS Fund --
 Class IA.....................     1.45%        50,974     0.857344           43,702
Hartford Growth HLS Fund --
 Class IA.....................     1.50%        49,990     0.857041           42,843
Hartford Growth HLS Fund --
 Class IA.....................     1.60%     1,266,855     0.856476        1,085,039
Hartford Growth HLS Fund --
 Class IA.....................     1.85%       224,004     0.855042          191,533
Hartford Growth HLS Fund --
 Class IB.....................     1.45%       502,737     0.855888          430,286
Hartford Growth HLS Fund --
 Class IB.....................     1.60%        29,660     0.855024           25,360
Hartford Growth HLS Fund --
 Class IB.....................     1.65%        54,663     0.854731           46,722
Hartford Growth HLS Fund --
 Class IB.....................     1.80%       996,410     0.853880          850,815
Hartford Growth HLS Fund --
 Class IA.....................     1.75%        49,377     0.855930           42,263
Hartford Growth HLS Fund --
 Class IA.....................     1.80%         5,472     0.855760            4,682
Hartford Growth HLS Fund --
 Class IA.....................     1.95%           138     0.855212              118
Hartford Growth HLS Fund --
 Class IB.....................     1.95%        12,074     0.853343           10,304
Hartford Growth HLS Fund --
 Class IB.....................     2.15%       158,880     0.852627          135,465
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.60%       827,628     0.766442          634,329
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.85%        59,308     0.765156           45,380
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     0.25%           307     0.773429              238
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.25%     1,774,806     0.768257        1,363,515
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.40%        12,329     0.767476            9,462
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.45%        51,081     0.767216           39,190
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.50%         5,837     0.766956            4,476
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.45%       193,303     0.765982          148,066
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.60%        26,084     0.765203           19,960
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.80%       540,669     0.764177          413,167
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.95%       115,748     0.765322           88,584
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.75%        11,414     0.765964            8,743
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.95%        21,365     0.763693           16,316
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     2.00%       113,760     0.763540           86,860
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     2.15%        38,883     0.763056           29,670
Hartford High Yield HLS
 Fund -- Class IB.............     1.45%     1,543,151     0.932085        1,438,347
Hartford High Yield HLS
 Fund -- Class IB.............     1.60%       186,151     0.928165          172,779
Hartford High Yield HLS
 Fund -- Class IB.............     1.65%       404,779     0.928512          375,842

# Rounded unit prices.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford High Yield HLS
 Fund -- Class IB.............     1.80%     1,560,122   $ 0.924590  $     1,442,474
Hartford High Yield HLS
 Fund -- Class IA.............     1.45%     1,365,612     0.991872        1,354,512
Hartford High Yield HLS
 Fund -- Class IA.............     1.60%     3,228,198     0.986447        3,184,464
Hartford High Yield HLS
 Fund -- Class IA.............     1.85%        84,116     0.976631           82,150
Hartford High Yield HLS
 Fund -- Class IB.............     1.65%        25,455     0.928512           23,635
Hartford High Yield HLS
 Fund -- Class IB.............     1.80%       640,653     0.924590          592,342
Hartford High Yield HLS
 Fund -- Class IA.............     1.25%           871     0.995688              867
Hartford High Yield HLS
 Fund -- Class IA.............     1.25%           871     0.995688              867
Hartford High Yield HLS
 Fund -- Class IA.............     1.25%           876     0.995688              872
Hartford High Yield HLS
 Fund -- Class IA.............     1.75%        49,690     0.985817           48,985
Hartford High Yield HLS
 Fund -- Class IA.............     1.80%        51,981     0.985616           51,234
Hartford High Yield HLS
 Fund -- Class IA.............     1.95%        48,659     0.984992           47,928
Hartford High Yield HLS
 Fund -- Class IB.............     2.00%       125,930     0.923812          116,335
Hartford High Yield HLS
 Fund -- Class IB.............     2.15%         2,880     0.923229            2,658
Hartford High Yield HLS
 Fund -- Class IB.............     2.00%         1,046     0.923812              967
Hartford High Yield HLS
 Fund -- Class IB.............     2.15%        91,782     0.923229           84,735
Hartford High Yield HLS
 Fund -- Class IB.............     1.95%       132,862     0.924006          122,766
Hartford High Yield HLS
 Fund -- Class IA.............     1.00%         9,969     1.006320           10,032
Hartford High Yield HLS
 Fund -- Class IA.............     1.00%     3,993,866     1.006320        4,019,108
Hartford High Yield HLS
 Fund -- Class IA.............     1.25%    55,184,446     0.995688       54,946,490
Hartford High Yield HLS
 Fund -- Class IA.............     0.25%        12,179     1.038943           12,653
Hartford High Yield HLS
 Fund -- Class IA.............     1.50%     1,305,832     0.985183        1,286,484
Hartford High Yield HLS
 Fund -- Class IA.............     1.40%     3,604,891     0.990231        3,569,675
Hartford High Yield HLS
 Fund -- Class IA.............     1.65%       165,122     0.980384          161,883
Hartford High Yield HLS
 Fund -- Class IB.............     1.45%     4,655,376     0.932085        4,339,206
Hartford High Yield HLS
 Fund -- Class IB.............     1.60%       490,177     0.928165          454,965
Hartford Index HLS Fund --
 Class IB.....................     1.45%     2,022,623     0.619475        1,252,964
Hartford Index HLS Fund --
 Class IB.....................     1.60%       195,047     0.616850          120,314
Hartford Index HLS Fund --
 Class IB.....................     1.65%     1,264,127     0.617087          780,076
Hartford Index HLS Fund --
 Class IB.....................     1.80%     3,549,912     0.614483        2,181,360
Hartford Index HLS Fund --
 Class IA.....................     1.45%     1,338,355     3.311090        4,431,414
Hartford Index HLS Fund --
 Class IA.....................     1.70%         5,118     0.726920            3,720
Hartford Index HLS Fund --
 Class IA.....................     1.60%     1,772,555     3.292933        5,836,905
Hartford Index HLS Fund --
 Class IA.....................     1.00%         5,525     0.685097            3,785
Hartford Index HLS Fund --
 Class IA.....................     1.85%       312,389     0.723390          225,979
Hartford Index HLS Fund --
 Class IB.....................     1.65%       133,682     0.617087           82,493
Hartford Index HLS Fund --
 Class IB.....................     1.80%     1,830,064     0.614483        1,124,543
Hartford Index HLS Fund --
 Class IA.....................     1.25%           211     3.323853              702
Hartford Index HLS Fund --
 Class IA.....................     1.25%           212     3.323853              706
Hartford Index HLS Fund --
 Class IA.....................     1.25%           211     3.323853              702
Hartford Index HLS Fund --
 Class IA.....................     1.75%        34,266     3.290863          112,767
Hartford Index HLS Fund --
 Class IA.....................     1.80%        48,760     3.290169          160,431
Hartford Index HLS Fund --
 Class IA.....................     1.95%         3,142     3.288099           10,333
Hartford Index HLS Fund --
 Class IB.....................     2.00%           818     0.613969              502
Hartford Index HLS Fund --
 Class IB.....................     2.15%        44,635     0.613581           27,387
Hartford Index HLS Fund --
 Class IB.....................     1.95%       113,593     0.614098           69,757
Hartford Index HLS Fund --
 Class IA.....................     0.15%       520,709     3.891166        2,026,166

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Index HLS Fund --
 Class IA.....................     1.25%     6,527,045   $ 3.412479  $    22,273,406
Hartford Index HLS Fund --
 Class IA.....................     1.00%       504,405     1.329811          670,763
Hartford Index HLS Fund --
 Class IA.....................     1.00%       121,764     1.329811          161,924
Hartford Index HLS Fund --
 Class IA.....................     1.50%     5,784,557     0.729717        4,221,089
Hartford Index HLS Fund --
 Class IA.....................     1.25%   109,334,791     3.323853      363,412,794
Hartford Index HLS Fund --
 Class IA.....................     1.40%     2,782,916     3.305623        9,199,271
Hartford Index HLS Fund --
 Class IA.....................     0.80%        27,480     0.687734           18,899
Hartford Index HLS Fund --
 Class IA.....................     0.70%       362,421     3.431354        1,243,595
Hartford Index HLS Fund --
 Class IA.....................     1.65%       369,779     0.726175          268,524
Hartford Index HLS Fund --
 Class IA.....................     0.25%       166,849     2.261809          377,382
Hartford Index HLS Fund --
 Class IB.....................     1.45%    10,952,223     0.619475        6,784,628
Hartford Index HLS Fund --
 Class IB.....................     1.60%     1,278,436     0.616850          788,603
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     0.25%       348,304     0.710321          247,408
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.25%     5,326,201     0.698549        3,720,618
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.40%       252,663     0.696802          176,056
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.45%       329,594     0.696225          229,472
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.50%       365,019     0.695634          253,920
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.60%     1,263,534     0.694469          877,485
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.85%        35,800     0.691580           24,759
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.45%       963,131     0.693835          668,254
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.60%        95,738     0.692093           66,260
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.65%       152,770     0.691519          105,644
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.80%       748,220     0.689773          516,102
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.95%        10,199     0.689334            7,030
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     2.00%       230,917     0.689194          159,146
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     2.15%        14,371     0.688763            9,898
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.75%         2,003     0.694031            1,390
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.80%         8,261     0.693885            5,732
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.00%           664     0.877288              582
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.00%         4,966     0.877288            4,357
Hartford International Small
 Company HLS Fund --
 Class IA.....................     0.25%       326,821     0.888344          290,330
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.25%     5,283,652     0.873638        4,616,008
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.40%       117,497     0.871455          102,393
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.45%        93,778     0.870731           81,655
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.50%       371,292     0.869997          323,023
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.60%       337,742     0.868548          293,345
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.65%         6,656     0.867825            5,776
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.85%         6,790     0.864934            5,873
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.45%       477,870     0.867724          414,659
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.80%       209,255     0.862679          180,520
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.95%        19,077     0.862135           16,447
Hartford International Small
 Company HLS Fund --
 Class IB.....................     2.00%        12,983     0.861952           11,190
Hartford International Small
 Company HLS Fund --
 Class IB.....................     2.15%        12,000     0.861415           10,337
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.75%         3,061     0.868005            2,657
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.80%        45,650     0.867833           39,616
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.45%       692,121     0.510085          353,040

# Rounded unit prices.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.60%        57,866   $ 0.507933  $        29,392
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.65%       583,815     0.508137          296,658
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.80%       821,435     0.505983          415,632
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.45%       707,369     1.202520          850,626
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.70%        30,762     0.670500           20,626
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.60%       946,884     1.195926        1,132,403
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.85%       114,155     0.667249           76,169
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.80%       473,648     0.505983          239,657
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.25%           580     1.207151              700
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.25%           580     1.207151              700
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.25%           583     1.207151              704
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.55%        15,036     0.710317           10,681
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.75%       220,560     0.507425          111,917
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.15%        19,715     0.505242            9,961
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.10%        47,154     0.506683           23,892
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.95%        21,184     0.505660           10,711
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.80%        17,679     1.194930           21,126
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.95%         9,997     1.194175           11,938
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.75%        33,543     1.195176           40,090
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.95%        48,287     0.507191           24,491
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.25%     5,312,552     0.714950        3,798,209
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.00%        89,958     1.245832          112,072
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.00%       632,629     1.245167          787,728
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.25%   142,875,955     1.207151      172,472,869
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.25%     3,966,985     1.207636        4,790,674
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     0.15%       329,979     1.385382          457,147
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.50%     3,168,092     0.673079        2,132,376
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.40%     2,255,645     1.200529        2,707,968
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.40%       670,370     0.711036          476,657
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     0.70%       278,696     1.238332          345,119
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.65%       227,775     0.669814          152,567
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     0.25%       760,323     1.434746        1,090,871
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.45%     3,095,538     0.510085        1,578,987
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.60%       588,487     0.507933          298,912
Hartford MidCap HLS Fund --
 Class IB.....................     1.45%       490,847     0.815936          400,499
Hartford MidCap HLS Fund --
 Class IB.....................     1.65%     1,205,154     0.812812          979,563
Hartford MidCap HLS Fund --
 Class IB.....................     1.80%       955,557     0.809379          773,408
Hartford MidCap HLS Fund --
 Class IA.....................     1.70%        76,907     1.501555          115,480
Hartford MidCap HLS Fund --
 Class IA.....................     1.45%     2,418,754     2.045074        4,946,532
Hartford MidCap HLS Fund --
 Class IA.....................     1.60%     1,090,690     2.033862        2,218,314
Hartford MidCap HLS Fund --
 Class IA.....................     1.00%        27,741     1.303479           36,161
Hartford MidCap HLS Fund --
 Class IA.....................     1.85%        22,431     1.494278           33,518
Hartford MidCap HLS Fund --
 Class IB.....................     1.65%        53,533     0.812812           43,512
Hartford MidCap HLS Fund --
 Class IB.....................     1.80%        16,675     0.809379           13,496
Hartford MidCap HLS Fund --
 Class IA.....................     1.25%           410     2.052961              842
Hartford MidCap HLS Fund --
 Class IA.....................     1.25%           410     2.052961              842
Hartford MidCap HLS Fund --
 Class IA.....................     1.25%           411     2.052961              844

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford MidCap HLS Fund --
 Class IA.....................     1.80%        16,420   $ 2.032156  $        33,369
Hartford MidCap HLS Fund --
 Class IA.....................     1.95%         3,394     2.030888            6,893
Hartford MidCap HLS Fund --
 Class IA.....................     1.75%        33,027     2.032584           67,130
Hartford MidCap HLS Fund --
 Class IB.....................     2.00%        22,213     0.808702           17,964
Hartford MidCap HLS Fund --
 Class IA.....................     1.50%     4,611,740     1.507340        6,951,460
Hartford MidCap HLS Fund --
 Class IA.....................     1.00%       195,215     2.080977          406,238
Hartford MidCap HLS Fund --
 Class IA.....................     1.00%       644,768     2.080977        1,341,748
Hartford MidCap HLS Fund --
 Class IA.....................     1.25%   185,615,274     2.052961      381,060,931
Hartford MidCap HLS Fund --
 Class IA.....................     0.25%       197,657     2.167314          428,386
Hartford MidCap HLS Fund --
 Class IA.....................     1.40%     7,088,689     2.041703       14,472,999
Hartford MidCap HLS Fund --
 Class IA.....................     0.80%        24,519     1.308507           32,084
Hartford MidCap HLS Fund --
 Class IA.....................     1.65%       244,897     1.500027          367,352
Hartford MidCap HLS Fund --
 Class IB.....................     1.45%    14,316,220     0.815936       11,681,119
Hartford MidCap HLS Fund --
 Class IB.....................     1.60%     1,902,315     0.812500        1,545,631
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.00%       192,370     0.855286          164,531
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.00%     5,314,413     0.855286        4,545,343
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.00%        31,173     0.855286           26,662
Hartford MidCap Value HLS
 Fund -- Class IA.............     0.25%        55,660     0.866054           48,205
Hartford MidCap Value HLS
 Fund -- Class IA.............     0.80%        29,837     0.858141           25,604
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.25%   100,134,722     0.851716       85,286,355
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.40%     2,953,189     0.849588        2,508,994
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.45%     3,992,193     0.848876        3,388,877
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.50%     2,155,406     0.848164        1,828,137
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.60%     7,917,180     0.846753        6,703,896
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.65%        22,832     0.846038           19,317
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.70%       202,102     0.845340          170,845
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.85%       341,331     0.843220          287,817
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.80%     3,866,854     0.841087        3,252,360
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.45%    10,716,176     0.846022        9,066,121
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.60%       985,831     0.843897          831,940
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.65%     1,024,899     0.843187          864,181
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.75%       227,998     0.846219          192,936
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.80%       302,773     0.846042          256,158
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.95%       314,982     0.845511          266,321
Hartford MidCap Value HLS
 Fund -- Class IB.............     2.15%        41,022     0.839851           34,452
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.95%       203,254     0.840552          170,846
Hartford MidCap Value HLS
 Fund -- Class IB.............     2.00%       162,709     0.840377          136,737
Hartford Money Market HLS
 Fund -- Class IB.............     1.45%     6,716,514     1.057193        7,100,651
Hartford Money Market HLS
 Fund -- Class IB.............     1.60%       536,282     1.052743          564,567
Hartford Money Market HLS
 Fund -- Class IB.............     1.65%     2,163,049     1.053145        2,278,004
Hartford Money Market HLS
 Fund -- Class IB.............     1.80%     3,438,640     1.048709        3,606,132
Hartford Money Market HLS
 Fund -- Class IA.............     1.45%     4,393,308     1.907224        8,379,024
Hartford Money Market HLS
 Fund -- Class IA.............     1.70%       108,884     1.118715          121,811
Hartford Money Market HLS
 Fund -- Class IA.............     1.60%     3,103,664     1.896801        5,887,033
Hartford Money Market HLS
 Fund -- Class IA.............     1.85%       457,858     1.113277          509,723
Hartford Money Market HLS
 Fund -- Class IB.............     1.65%       425,816     1.053145          448,446

# Rounded unit prices.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Money Market HLS
 Fund -- Class IB.............     1.80%     1,885,934   $ 1.048709  $     1,977,796
Hartford Money Market HLS
 Fund -- Class IA.............     1.25%           531     1.914556            1,017
Hartford Money Market HLS
 Fund -- Class IA.............     1.25%           531     1.914556            1,017
Hartford Money Market HLS
 Fund -- Class IA.............     1.25%           532     1.914556            1,020
Hartford Money Market HLS
 Fund -- Class IB.............     1.55%        58,882     1.131004           66,596
Hartford Money Market HLS
 Fund -- Class IB.............     1.75%       713,389     1.051682          750,259
Hartford Money Market HLS
 Fund -- Class IA.............     1.80%       127,384     1.895213          241,419
Hartford Money Market HLS
 Fund -- Class IA.............     1.95%         1,367     1.894018            2,589
Hartford Money Market HLS
 Fund -- Class IB.............     1.95%        43,531     1.051203           45,759
Hartford Money Market HLS
 Fund -- Class IB.............     2.00%         9,350     1.047831            9,797
Hartford Money Market HLS
 Fund -- Class IB.............     2.15%       198,182     1.047171          207,531
Hartford Money Market HLS
 Fund -- Class IB.............     2.00%           451     1.047831              473
Hartford Money Market HLS
 Fund -- Class IB.............     2.15%        79,341     1.047171           83,083
Hartford Money Market HLS
 Fund -- Class IB.............     1.90%         1,710     1.051022            1,798
Hartford Money Market HLS
 Fund -- Class IB.............     2.10%        80,906     1.050142           84,963
Hartford Money Market HLS
 Fund -- Class IB.............     1.95%       170,047     1.048048          178,218
Hartford Money Market HLS
 Fund -- Class IA.............     1.75%        31,178     1.895609           59,101
Hartford Money Market HLS
 Fund -- Class IA.............     0.38%           939     3.935441            3,695
Hartford Money Market HLS
 Fund -- Class IA.............     0.15%       224,024     3.453805          773,735
Hartford Money Market HLS
 Fund -- Class IA.............     1.00%    10,821,608     3.021262       32,694,915
Hartford Money Market HLS
 Fund -- Class IA.............     1.00%       356,206     3.019837        1,075,685
Hartford Money Market HLS
 Fund -- Class IA.............     1.25%     1,562,079     3.288292        5,136,572
Hartford Money Market HLS
 Fund -- Class IA.............     1.25%   258,262,421     1.914556      494,457,891
Hartford Money Market HLS
 Fund -- Class IB.............     1.25%    25,446,587     1.138345       28,966,995
Hartford Money Market HLS
 Fund -- Class IA.............     1.50%    39,852,506     1.123017       44,755,041
Hartford Money Market HLS
 Fund -- Class IA.............     1.40%     7,343,548     1.904075       13,982,667
Hartford Money Market HLS
 Fund -- Class IB.............     1.40%     3,236,380     1.132146        3,664,055
Hartford Money Market HLS
 Fund -- Class IA.............     0.70%        71,162     3.371573          239,929
Hartford Money Market HLS
 Fund -- Class IA.............     1.65%       258,819     1.117555          289,244
Hartford Money Market HLS
 Fund -- Class IA.............     0.25%       193,481     1.509444          292,049
Hartford Money Market HLS
 Fund -- Class IB.............     1.45%    18,523,101     1.057193       19,582,493
Hartford Money Market HLS
 Fund -- Class IB.............     1.60%     3,014,075     1.052743        3,173,046
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.45%     4,374,014     1.217048        5,323,385
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.60%       131,362     1.211905          159,199
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.65%       153,423     1.212368          186,005
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.80%     1,900,350     1.207264        2,294,225
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.70%        15,827     1.248462           19,759
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.45%     1,153,861     2.727054        3,146,643
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.60%     2,942,947     2.712129        7,981,668
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.85%        81,027     1.242391          100,667
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.65%        57,772     1.212368           70,041
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.80%     1,091,695     1.207264        1,317,965
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.25%           405     2.737548            1,111
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.25%           405     2.737548            1,111
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.25%           406     2.737548            1,113
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.80%       135,122     2.709855          366,162
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.95%        81,394     2.708156          220,428

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.95%        12,464   $ 1.206499  $        15,038
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.00%         1,680     1.206252            2,026
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.15%        75,293     1.205494           90,766
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.00%         9,972     1.206252           12,029
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.15%        32,965     1.205494           39,739
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.95%        44,145     1.206499           53,261
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.75%        50,052     2.710426          135,663
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.25%     1,038,566     3.401350        3,532,526
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     0.15%       189,136     4.143828          783,749
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.00%       284,117     3.557748        1,010,817
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.00%     3,041,717     3.557748       10,821,662
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.60%       947,425     1.211905        1,148,190
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.50%     2,696,766     1.253274        3,379,787
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.40%     3,314,542     2.722575        9,024,089
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     0.80%         6,586     1.260611            8,303
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     0.70%        43,897     3.487478          153,092
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.65%       136,463     1.247187          170,196
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.25%    90,784,050     2.737548      248,525,696
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     0.25%       175,699     1.879564          330,237
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.45%     8,607,335     1.217048       10,475,540
Hartford Small Company HLS
 Fund -- Class IB.............     1.45%     2,257,123     0.411423          928,632
Hartford Small Company HLS
 Fund -- Class IB.............     1.60%       678,129     0.409671          277,809
Hartford Small Company HLS
 Fund -- Class IB.............     1.65%     1,290,378     0.409828          528,833
Hartford Small Company HLS
 Fund -- Class IB.............     1.80%     2,649,608     0.408091        1,081,281
Hartford Small Company HLS
 Fund -- Class IA.............     1.45%     1,882,857     1.113675        2,096,891
Hartford Small Company HLS
 Fund -- Class IA.............     1.70%        34,704     0.782442           27,154
Hartford Small Company HLS
 Fund -- Class IA.............     1.60%     1,993,465     1.107579        2,207,937
Hartford Small Company HLS
 Fund -- Class IA.............     1.85%       108,743     0.778640           84,672
Hartford Small Company HLS
 Fund -- Class IB.............     1.65%        29,822     0.409828           12,221
Hartford Small Company HLS
 Fund -- Class IB.............     1.80%       720,702     0.408091          294,112
Hartford Small Company HLS
 Fund -- Class IA.............     1.25%           606     1.117965              678
Hartford Small Company HLS
 Fund -- Class IA.............     1.25%           606     1.117965              678
Hartford Small Company HLS
 Fund -- Class IA.............     1.25%           608     1.117965              679
Hartford Small Company HLS
 Fund -- Class IB.............     1.55%         2,959     0.784201            2,320
Hartford Small Company HLS
 Fund -- Class IB.............     1.75%       553,897     0.409264          226,690
Hartford Small Company HLS
 Fund -- Class IB.............     1.95%         8,957     0.409076            3,664
Hartford Small Company HLS
 Fund -- Class IB.............     2.00%        40,606     0.407749           16,557
Hartford Small Company HLS
 Fund -- Class IB.............     2.15%         4,584     0.407492            1,868
Hartford Small Company HLS
 Fund -- Class IB.............     2.00%       166,925     0.407749           68,063
Hartford Small Company HLS
 Fund -- Class IB.............     2.15%        95,497     0.407492           38,914
Hartford Small Company HLS
 Fund -- Class IB.............     1.90%        14,379     0.409010            5,881
Hartford Small Company HLS
 Fund -- Class IA.............     1.80%        72,100     1.106652           79,789
Hartford Small Company HLS
 Fund -- Class IA.............     1.95%        14,995     1.105951           16,584
Hartford Small Company HLS
 Fund -- Class IA.............     1.75%       101,771     1.106882          112,649
Hartford Small Company HLS
 Fund -- Class IB.............     1.95%       203,060     0.407836           82,815
Hartford Small Company HLS
 Fund -- Class IB.............     1.60%     1,512,168     0.409671          619,491

# Rounded unit prices.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Small Company HLS
 Fund -- Class IA.............     1.00%        71,220   $ 1.135964  $        80,904
Hartford Small Company HLS
 Fund -- Class IA.............     1.00%       228,382     1.135964          259,433
Hartford Small Company HLS
 Fund -- Class IA.............     1.25%   116,295,592     1.117965      130,014,402
Hartford Small Company HLS
 Fund -- Class IA.............     0.25%       105,668     1.191733          125,928
Hartford Small Company HLS
 Fund -- Class IB.............     1.25%    13,747,356     0.789316       10,851,008
Hartford Small Company HLS
 Fund -- Class IA.............     1.50%     2,979,395     0.785454        2,340,178
Hartford Small Company HLS
 Fund -- Class IB.............     1.40%     1,378,030     0.784994        1,081,745
Hartford Small Company HLS
 Fund -- Class IA.............     1.40%     3,848,711     1.111840        4,279,151
Hartford Small Company HLS
 Fund -- Class IA.............     0.80%         9,098     0.687194            6,252
Hartford Small Company HLS
 Fund -- Class IA.............     1.65%       304,414     0.781640          237,942
Hartford Small Company HLS
 Fund -- Class IB.............     1.45%    12,328,961     0.411423        5,072,418
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.00%       --          0.731005                1
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     0.25%        11,418     0.734700            8,389
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.25%     4,515,360     0.729774        3,295,200
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.40%       110,550     0.729051           80,596
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.45%       196,708     0.728802          143,361
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.50%        42,245     0.728553           30,778
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.60%     1,577,246     0.728066        1,148,339
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.85%       145,610     0.726843          105,835
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.45%       545,512     0.730632          398,569
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.65%         8,921     0.729651            6,509
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.80%     1,037,073     0.728919          755,942
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.95%        67,413     0.728461           49,108
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     2.00%       142,948     0.728314          104,111
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     2.15%        49,344     0.727847           35,915
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.75%        24,333     0.727606           17,705
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.80%        10,570     0.727453            7,689
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.95%        26,886     0.726995           19,546
Hartford Stock HLS Fund --
 Class IB.....................     1.45%     7,614,155     0.620864        4,727,354
Hartford Stock HLS Fund --
 Class IB.....................     1.60%       825,002     0.618242          510,051
Hartford Stock HLS Fund --
 Class IB.....................     1.65%     5,103,046     0.618467        3,156,066
Hartford Stock HLS Fund --
 Class IB.....................     1.80%     6,953,562     0.615870        4,282,490
Hartford Stock HLS Fund --
 Class IA.....................     1.45%     2,917,205     4.254968       12,412,615
Hartford Stock HLS Fund --
 Class IA.....................     1.70%       250,918     0.720029          180,668
Hartford Stock HLS Fund --
 Class IA.....................     1.60%     3,012,843     4.231646       12,749,316
Hartford Stock HLS Fund --
 Class IA.....................     1.00%        74,699     0.683300           51,042
Hartford Stock HLS Fund --
 Class IA.....................     1.85%       547,327     0.716514          392,167
Hartford Stock HLS Fund --
 Class IB.....................     1.65%       169,788     0.618467          105,008
Hartford Stock HLS Fund --
 Class IB.....................     1.80%     3,255,106     0.615870        2,004,722
Hartford Stock HLS Fund --
 Class IA.....................     1.25%           158     4.271371              678
Hartford Stock HLS Fund --
 Class IA.....................     1.25%           158     4.271371              678
Hartford Stock HLS Fund --
 Class IA.....................     1.25%           159     4.271371              680
Hartford Stock HLS Fund --
 Class IB.....................     1.55%        23,238     0.790324           18,365
Hartford Stock HLS Fund --
 Class IB.....................     1.75%     1,374,731     0.617627          849,071
Hartford Stock HLS Fund --
 Class IA.....................     1.80%        66,360     4.228093          280,579
Hartford Stock HLS Fund --
 Class IA.....................     1.95%        11,137     4.225436           47,058
Hartford Stock HLS Fund --
 Class IB.....................     1.95%       211,820     0.617338          130,764

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Stock HLS Fund --
 Class IB.....................     2.00%       141,953   $ 0.615349  $        87,350
Hartford Stock HLS Fund --
 Class IB.....................     2.15%       116,344     0.614967           71,547
Hartford Stock HLS Fund --
 Class IB.....................     2.00%        76,466     0.615349           47,053
Hartford Stock HLS Fund --
 Class IB.....................     2.15%       183,544     0.614967          112,873
Hartford Stock HLS Fund --
 Class IB.....................     1.90%        30,764     0.617238           18,988
Hartford Stock HLS Fund --
 Class IB.....................     2.10%         6,357     0.616718            3,920
Hartford Stock HLS Fund --
 Class IB.....................     1.95%       105,842     0.615478           65,143
Hartford Stock HLS Fund --
 Class IA.....................     1.75%        87,286     4.228988          369,134
Hartford Stock HLS Fund --
 Class IB.....................     1.60%     3,885,402     0.618242        2,402,119
Hartford Stock HLS Fund --
 Class IA.....................     1.00%     1,359,383    13.960760       18,978,020
Hartford Stock HLS Fund --
 Class IA.....................     0.83%       710,742    11.350704        8,067,428
Hartford Stock HLS Fund --
 Class IA.....................     0.83%       555,938    11.370624        6,321,367
Hartford Stock HLS Fund --
 Class IA.....................     1.00%        77,574    10.953588          849,722
Hartford Stock HLS Fund --
 Class IA.....................     0.15%       572,025    11.125700        6,364,187
Hartford Stock HLS Fund --
 Class IA.....................     1.00%     1,735,235     7.982998       13,852,380
Hartford Stock HLS Fund --
 Class IA.....................     1.00%       392,659     8.348537        3,278,128
Hartford Stock HLS Fund --
 Class IA.....................     1.24%     3,586,654    13.277800       47,622,883
Hartford Stock HLS Fund --
 Class IA.....................     1.25%   311,393,638     4.271371    1,330,077,755
Hartford Stock HLS Fund --
 Class IB.....................     1.25%    44,298,649     0.795482       35,238,778
Hartford Stock HLS Fund --
 Class IA.....................     1.50%    17,985,988     0.722796       13,000,200
Hartford Stock HLS Fund --
 Class IA.....................     1.40%     6,190,329     4.247976       26,296,371
Hartford Stock HLS Fund --
 Class IA.....................     0.80%        68,498     0.685935           46,985
Hartford Stock HLS Fund --
 Class IB.....................     1.40%     4,373,956     0.791128        3,460,359
Hartford Stock HLS Fund --
 Class IA.....................     0.70%       204,065    13.606364        2,776,588
Hartford Stock HLS Fund --
 Class IA.....................     1.65%       665,220     0.719276          478,477
Hartford Stock HLS Fund --
 Class IA.....................     0.25%       922,478     2.383246        2,198,493
Hartford Stock HLS Fund --
 Class IB.....................     1.45%    36,776,017     0.620864       22,832,905
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     0.25%           462     1.079447              499
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     0.80%        19,057     1.075474           20,495
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.25%   133,068,908     1.072235      142,681,151
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.40%     3,044,318     1.071145        3,260,906
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.45%     2,285,764     1.070799        2,447,594
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.50%     1,564,024     1.070431        1,674,180
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.60%     9,318,432     1.069715        9,968,067
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.65%        82,582     1.069354           88,309
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.85%       488,771     1.067923          521,970
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.45%    10,231,355     1.069396       10,941,370
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.60%       600,205     1.068326          641,215
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.65%       755,625     1.067958          806,976
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.80%     6,192,751     1.066884        6,606,947
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.00%        87,753     1.074030           94,250
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.00%       581,557     1.074030          624,610
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.95%       401,386     1.066212          427,962
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     2.00%       723,406     1.065996          771,148
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     2.15%       299,879     1.065316          319,466
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.75%       447,573     1.069038          478,472

# Rounded unit prices.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.80%       404,636   $ 1.068817  $       432,482
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.95%       276,901     1.068142          295,770
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     2.00%       209,729     1.067258          223,835
Hartford Value HLS Fund --
 Class IA.....................     1.00%         1,271     0.767333              975
Hartford Value HLS Fund --
 Class IA.....................     1.00%        18,678     0.767333           14,332
Hartford Value HLS Fund --
 Class IA.....................     1.00%        12,172     0.767333            9,340
Hartford Value HLS Fund --
 Class IA.....................     0.25%         7,204     0.777002            5,597
Hartford Value HLS Fund --
 Class IA.....................     0.80%        30,537     0.769902           23,510
Hartford Value HLS Fund --
 Class IA.....................     1.25%    24,513,868     0.764142       18,732,088
Hartford Value HLS Fund --
 Class IA.....................     1.40%     1,163,201     0.762215          886,609
Hartford Value HLS Fund --
 Class IA.....................     1.45%     1,293,670     0.761585          985,240
Hartford Value HLS Fund --
 Class IA.....................     1.50%       427,285     0.760950          325,142
Hartford Value HLS Fund --
 Class IA.....................     1.60%     2,222,176     0.759686        1,688,156
Hartford Value HLS Fund --
 Class IA.....................     1.65%        24,808     0.759054           18,830
Hartford Value HLS Fund --
 Class IA.....................     1.85%        57,481     0.756518           43,485
Hartford Value HLS Fund --
 Class IB.....................     1.45%     4,127,141     0.759003        3,132,512
Hartford Value HLS Fund --
 Class IB.....................     1.60%       164,481     0.757103          124,529
Hartford Value HLS Fund --
 Class IB.....................     1.65%       236,541     0.756467          178,936
Hartford Value HLS Fund --
 Class IB.....................     1.80%     1,462,833     0.754578        1,103,822
Hartford Value HLS Fund --
 Class IA.....................     1.75%        82,655     0.759210           62,752
Hartford Value HLS Fund --
 Class IA.....................     1.80%        42,281     0.759056           32,093
Hartford Value HLS Fund --
 Class IA.....................     1.95%        42,989     0.758580           32,610
Hartford Value HLS Fund --
 Class IB.....................     1.95%        88,337     0.754103           66,615
Hartford Value HLS Fund --
 Class IB.....................     2.15%        57,791     0.753475           43,544
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.25%     1,825,783     0.797205        1,455,530
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.40%       245,861     0.796401          195,804
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.45%         1,975     0.796141            1,572
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.50%        29,135     0.795860           23,187
Hartford Value Opportunities
 HLS Fund -- Class IA.........     0.25%           501     0.802578              402
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.60%       384,020     0.795332          305,423
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.65%         3,052     0.795064            2,426
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.60%        25,887     0.794034           20,555
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.80%       310,198     0.792973          245,978
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.45%        56,097     0.794838           44,588
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.75%         1,848     0.794839            1,469
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.80%        11,444     0.794665            9,094
Hartford Value Opportunities
 HLS Fund -- Class IB.........     2.00%        29,277     0.792304           23,196
Hartford Value Opportunities
 HLS Fund -- Class IB.........     2.15%        41,553     0.791806           32,902
Huntington Income Equity
 Fund.........................     1.45%     1,149,929     0.926767        1,065,716
Huntington Income Equity
 Fund.........................     1.60%     1,315,199     0.922376        1,213,113
Huntington Income Equity
 Fund.........................     1.80%       367,617     0.921609          338,799
Huntington Income Equity
 Fund.........................     1.95%         3,761     0.921028            3,464
Huntington Income Equity
 Fund.........................     1.75%       120,117     0.921796          110,723
Huntington Income Equity
 Fund.........................     1.65%         4,185     1.017923            4,260
Huntington Income Equity
 Fund.........................     2.00%        23,289     1.016922           23,683
Huntington Income Equity
 Fund.........................     1.25%     4,274,668     0.930340        3,976,894
Huntington Income Equity
 Fund.........................     1.40%     1,037,245     0.925939          960,426

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Huntington VA Dividend Capture
 Fund.........................     1.25%     1,642,701   $ 1.008527  $     1,656,711
Huntington VA Dividend Capture
 Fund.........................     1.40%       124,282     1.006700          125,115
Huntington VA Dividend Capture
 Fund.........................     1.45%       165,355     1.006096          166,363
Huntington VA Dividend Capture
 Fund.........................     1.60%       738,145     1.004260          741,289
Huntington VA Dividend Capture
 Fund.........................     1.80%       223,257     1.003421          224,020
Huntington VA Dividend Capture
 Fund.........................     1.75%        96,228     1.003637           96,578
Huntington VA Dividend Capture
 Fund.........................     1.95%       175,531     1.002788          176,021
Huntington VA Dividend Capture
 Fund.........................     1.65%        10,442     1.022426           10,676
Huntington VA Dividend Capture
 Fund.........................     2.00%        26,079     1.021417           26,638
Huntington VA Growth Fund.....     1.40%       314,196     0.715480          224,801
Huntington VA Growth Fund.....     1.45%       605,044     0.714879          432,533
Huntington VA Growth Fund.....     1.60%       797,451     0.713103          568,665
Huntington VA Growth Fund.....     1.25%     2,576,022     0.717265        1,847,695
Huntington VA Growth Fund.....     1.80%       294,166     0.712500          209,593
Huntington VA Growth Fund.....     1.95%       245,240     0.712052          174,624
Huntington VA Growth Fund.....     1.75%        72,140     0.712652           51,410
Huntington VA Growth Fund.....     1.65%         5,861     1.026772            6,018
Huntington VA Growth Fund.....     2.00%        18,197     1.025764           18,665
Huntington VA Mid Corp America
 Fund.........................     1.25%     1,472,187     0.955426        1,406,570
Huntington VA Mid Corp America
 Fund.........................     1.40%       193,879     0.953692          184,901
Huntington VA Mid Corp America
 Fund.........................     1.45%       516,130     0.953121          491,934
Huntington VA Mid Corp America
 Fund.........................     1.60%       654,564     0.951388          622,744
Huntington VA Mid Corp America
 Fund.........................     1.80%       128,712     0.950593          122,353
Huntington VA Mid Corp America
 Fund.........................     1.75%        41,434     0.950795           39,395
Huntington VA Mid Corp America
 Fund.........................     1.95%        87,310     0.949997           82,944
Huntington VA Mid Corp America
 Fund.........................     1.65%         4,143     1.014178            4,202
Huntington VA Mid Corp America
 Fund.........................     2.00%         8,588     1.013172            8,701
Huntington VA New Economy
 Fund.........................     1.25%       268,123     0.926873          248,519
Huntington VA New Economy
 Fund.........................     1.40%       100,578     0.925179           93,053
Huntington VA New Economy
 Fund.........................     1.45%        47,452     0.924619           43,875
Huntington VA New Economy
 Fund.........................     1.60%       160,571     0.922949          148,199
Huntington VA New Economy
 Fund.........................     1.80%        46,754     0.922170           43,115
Huntington VA New Economy
 Fund.........................     1.75%         7,212     0.922369            6,652
Huntington VA New Economy
 Fund.........................     1.95%        45,831     0.921587           42,237
Huntington VA Rotating Index
 Fund.........................     1.25%       471,048     0.873678          411,548
Huntington VA Rotating Index
 Fund.........................     1.40%        40,597     0.872089           35,404
Huntington VA Rotating Index
 Fund.........................     1.45%       101,169     0.871554           88,174
Huntington VA Rotating Index
 Fund.........................     1.60%       150,732     0.869972          131,132
Huntington VA Rotating Index
 Fund.........................     1.80%        26,297     0.869242           22,858
Huntington VA Rotating Index
 Fund.........................     1.75%         7,732     0.869422            6,722
Huntington VA Rotating Index
 Fund.........................     1.95%        49,815     0.868697           43,274
Merrill Lynch Global Growth
 V.I. Fund....................     1.25%        71,653     0.568797           40,757
Merrill Lynch Global Growth
 V.I. Fund....................     1.45%        25,864     0.566610           14,655
Merrill Lynch Global Growth
 V.I. Fund....................     1.80%         7,734     0.721758            5,582
Merrill Lynch Large Cap Growth
 V.I. Fund....................     1.25%        95,404     0.621568           59,300
Nations Marsico International
 Opportunities Portfolio......     1.45%       218,260     0.959846          209,496

# Rounded unit prices.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-46 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Nations Marsico International
 Opportunities Portfolio......     1.60%        37,350   $ 0.954590  $        35,654
Nations Marsico International
 Opportunities Portfolio......     1.55%         8,600     0.957307            8,233
Nations Marsico International
 Opportunities Portfolio......     1.75%       515,264     0.953626          491,368
Nations Marsico International
 Opportunities Portfolio......     1.95%        19,384     0.953192           18,477
Nations Marsico International
 Opportunities Portfolio......     2.10%         5,775     0.952230            5,499
Nations Marsico International
 Opportunities Portfolio......     1.25%     8,358,866     0.963535        8,054,064
Nations Marsico International
 Opportunities Portfolio......     1.40%     1,307,357     0.958269        1,252,800
Nations High Yield Bond
 Portfolio....................     1.25%     5,655,290     1.015683        5,743,986
Nations High Yield Bond
 Portfolio....................     1.40%     1,098,247     1.011893        1,111,308
Nations High Yield Bond
 Portfolio....................     1.45%       628,842     1.011784          636,252
Nations High Yield Bond
 Portfolio....................     1.60%       221,223     1.008005          222,993
Nations High Yield Bond
 Portfolio....................     1.55%        13,071     1.010870           13,213
Nations High Yield Bond
 Portfolio....................     1.75%       646,116     1.007002          650,640
Nations High Yield Bond
 Portfolio....................     1.95%        92,671     1.006533           93,277
Nations High Yield Bond
 Portfolio....................     1.90%         3,208     1.006361            3,229
Nations High Yield Bond
 Portfolio....................     2.10%       191,221     1.005518          192,276
Nations International Value
 Portfolio....................     1.25%     8,718,617     0.694270        6,053,078
Nations International Value
 Portfolio....................     1.40%       744,805     0.691667          515,157
Nations International Value
 Portfolio....................     1.45%     1,184,784     0.691584          819,377
Nations International Value
 Portfolio....................     1.60%       601,875     0.689009          414,697
Nations International Value
 Portfolio....................     1.55%         6,053     0.690965            4,182
Nations International Value
 Portfolio....................     1.75%       100,030     0.688315           68,852
Nations International Value
 Portfolio....................     2.10%        19,488     0.687310           13,394
Nations Marisco Focused
 Equities Portfolio...........     1.45%     1,152,636     1.083683        1,249,093
Nations Marisco Focused
 Equities Portfolio...........     1.60%       381,483     1.077737          411,139
Nations Marisco Focused
 Equities Portfolio...........     1.55%        20,644     1.080786           22,312
Nations Marisco Focused
 Equities Portfolio...........     1.75%       805,250     1.076659          866,979
Nations Marisco Focused
 Equities Portfolio...........     2.10%        71,577     1.075071           76,950
Nations Marisco Focused
 Equities Portfolio...........     1.95%       101,098     1.076158          108,798
Nations Marisco Focused
 Equities Portfolio...........     1.90%        12,426     1.075974           13,370
Nations Marisco Focused
 Equities Portfolio...........     1.25%    66,787,750     1.087867       72,656,194
Nations Marisco Focused
 Equities Portfolio...........     1.40%     6,315,335     1.081882        6,832,447
Nations Asset Allocation
 Portfolio....................     1.45%       451,934     0.830226          375,208
Nations Asset Allocation
 Portfolio....................     1.60%       172,599     0.825676          142,511
Nations Asset Allocation
 Portfolio....................     1.75%       263,110     0.824844          217,025
Nations Asset Allocation
 Portfolio....................     2.10%        89,135     0.823636           73,415
Nations Asset Allocation
 Portfolio....................     1.25%     6,453,247     0.833420        5,378,266
Nations Asset Allocation
 Portfolio....................     1.40%       830,695     0.828847          688,519
Nations Capital Growth
 Portfolio....................     1.45%       387,957     0.669543          259,754
Nations Capital Growth
 Portfolio....................     1.60%         4,115     0.665875            2,740
Nations Capital Growth
 Portfolio....................     1.55%         1,429     0.667770              954
Nations Capital Growth
 Portfolio....................     1.75%       564,408     0.665204          375,447
Nations Capital Growth
 Portfolio....................     1.95%        73,669     0.664896           48,982
Nations Capital Growth
 Portfolio....................     2.10%        74,779     0.664230           49,670
Nations Capital Growth
 Portfolio....................     1.25%     9,068,857     0.672131        6,095,464
Nations Capital Growth
 Portfolio....................     1.40%       878,240     0.668443          587,053
Nations Marsico Growth
 Portfolio....................     1.45%       647,860     1.061067          687,423

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Nations Marsico Growth
 Portfolio....................     1.60%       332,797   $ 1.055241  $       351,181
Nations Marsico Growth
 Portfolio....................     1.75%       398,016     1.054187          419,583
Nations Marsico Growth
 Portfolio....................     1.95%           836     1.053693              881
Nations Marsico Growth
 Portfolio....................     2.10%       480,739     1.052639          506,045
Nations Marsico Growth
 Portfolio....................     1.25%    38,521,060     1.065159       41,031,057
Nations Marsico Growth
 Portfolio....................     1.40%     4,905,194     1.059322        5,196,180
Nations Marsico 21st Century
 Portfolio....................     1.45%       192,688     0.541090          104,261
Nations Marsico 21st Century
 Portfolio....................     1.60%       156,477     0.538140           84,206
Nations Marsico 21st Century
 Portfolio....................     1.75%       212,306     0.537597          114,135
Nations Marsico 21st Century
 Portfolio....................     1.25%     5,198,074     0.543175        2,823,466
Nations Marsico 21st Century
 Portfolio....................     1.40%       433,091     0.540218          233,963
Nations Midcap Growth
 Portfolio....................     1.25%     4,235,327     0.545474        2,310,264
Nations Midcap Growth
 Portfolio....................     1.40%       929,242     0.544118          505,617
Nations Midcap Growth
 Portfolio....................     1.45%       301,105     0.543662          163,699
Nations Midcap Growth
 Portfolio....................     1.60%       253,485     0.542306          137,466
Nations Midcap Growth
 Portfolio....................     1.55%        18,883     0.543574           10,264
Nations Midcap Growth
 Portfolio....................     1.75%     1,380,879     0.541755          748,098
Nations Midcap Growth
 Portfolio....................     1.95%       452,039     0.541511          244,784
Nations Midcap Growth
 Portfolio....................     1.90%        26,959     0.541410           14,596
Nations Midcap Growth
 Portfolio....................     2.10%        73,245     0.540956           39,622
Nations Small Company
 Portfolio....................     1.45%       487,831     0.754021          367,835
Nations Small Company
 Portfolio....................     1.60%       212,695     0.749883          159,496
Nations Small Company
 Portfolio....................     1.75%       736,910     0.749124          552,037
Nations Small Company
 Portfolio....................     1.55%        14,614     0.752017           10,990
Nations Small Company
 Portfolio....................     1.95%       198,018     0.748779          148,272
Nations Small Company
 Portfolio....................     2.10%        55,240     0.748024           41,321
Nations Small Company
 Portfolio....................     1.90%           605     0.748659              453
Nations Small Company
 Portfolio....................     1.25%     5,942,119     0.756932        4,497,783
Nations Small Company
 Portfolio....................     1.40%       939,813     0.752771          707,464
Nations Value Portfolio.......     1.45%       293,500     0.793205          232,805
Nations Value Portfolio.......     1.60%       239,623     0.788857          189,028
Nations Value Portfolio.......     1.55%        32,434     0.791112           25,659
Nations Value Portfolio.......     1.75%     1,252,624     0.788062          987,145
Nations Value Portfolio.......     1.95%        17,357     0.787701           13,672
Nations Value Portfolio.......     1.90%        22,315     0.787565           17,575
Nations Value Portfolio.......     2.10%        50,581     0.786909           39,802
Nations Value Portfolio.......     1.25%    11,685,766     0.796267        9,304,994
Nations Value Portfolio.......     1.40%     1,520,200     0.791910        1,203,862
Jennison 20/20 Focus
 Portfolio....................     1.25%       280,629     0.731854          205,382
Jennison 20/20 Focus
 Portfolio....................     1.40%        26,258     0.729084           19,144
Jennison 20/20 Focus
 Portfolio....................     1.45%        45,995     0.729037           33,532
Jennison 20/20 Focus
 Portfolio....................     1.60%        69,263     0.726282           50,304
Jennison 20/20 Focus
 Portfolio....................     1.80%        32,938     0.739250           24,349
Prudential Jennison Growth....     1.25%     1,034,149     0.428025          442,643
Prudential Jennison Growth....     1.40%       926,145     0.426396          394,904
Prudential Jennison Growth....     1.45%       446,331     0.426367          190,301

# Rounded unit prices.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-48 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Prudential Jennison Growth....     1.60%       363,132   $ 0.424752  $       154,241
Prudential Jennison Growth....     1.80%        29,134     0.604402           17,609
Prudential Jennison Growth....     1.65%       333,830     0.606062          202,322
Prudential Jennison Growth....     2.15%         3,099     0.603510            1,870
Prudential Value Portfolio....     1.25%       168,702     0.723053          121,982
Prudential Value Portfolio....     1.40%        22,021     0.721253           15,883
Prudential Value Portfolio....     1.45%       107,806     0.720648           77,690
Prudential Value Portfolio....     1.60%        49,517     0.718831           35,594
Prudential Value Portfolio....     1.80%       125,903     0.716442           90,202
SP Jennison International
 Growth Portfolio.............     1.25%        47,051     0.563789           26,528
SP Jennison International
 Growth Portfolio.............     1.45%        29,303     0.561912           16,466
SP Jennison International
 Growth Portfolio.............     1.60%         8,043     0.560504            4,508
Smith Barney Government
 Fund.........................     1.00%         8,721     2.905942           25,344
Smith Barney Appreciation Fund
 (SHAPX)......................     1.00%        16,732     9.913540          165,880
Smith Barney Cash Portfolio...     1.00%         3,865     3.239394           12,522
Smith Barney Cash Portfolio...     1.00%        71,185     3.352080          238,619
UBS Series Trust Tactical
 Allocation Portfolio.........     1.70%        19,572     0.669086           13,095
UBS Series Trust Tactical
 Allocation Portfolio.........     1.85%        59,675     0.772258           46,084
UBS Series Trust Tactical
 Allocation Portfolio.........     1.65%        22,089     0.775228           17,124
UBS Series Trust Tactical
 Allocation Portfolio.........     1.40%       993,975     0.781060          776,354
UBS Series Trust Tactical
 Allocation Portfolio.........     1.50%     3,602,359     0.671651        2,419,528
UBS Series Trust Tactical
 Allocation Portfolio.........     1.25%    20,359,919     0.785367       15,990,012
UBS Series Trust Tactical
 Allocation Portfolio.........     1.45%       243,430     0.682364          166,108
UBS Series Trust Tactical
 Allocation Portfolio.........     1.60%       207,151     0.680481          140,962
Victory Variable Insurance
 Diversified Stock Fund.......     1.25%       128,553     6.988460          898,391
Victory Variable Insurance
 Diversified Stock Fund.......     1.40%        12,651     6.968405           88,158
Victory Variable Insurance
 Diversified Stock Fund.......     1.45%        38,291     6.961739          266,574
Victory Variable Insurance
 Diversified Stock Fund.......     1.60%        19,085     6.941760          132,488
Victory Variable Insurance
 Small Company Opportunity
 Fund.........................     1.25%        17,890     8.629629          154,385
Victory Variable Insurance
 Small Company Opportunity
 Fund.........................     1.60%         5,179     8.572027           44,400
Victory Variable Insurance
 Small Company Opportunity
 Fund.........................     1.45%         3,563     8.596678           30,634
STI Classic VT Capital
 Appreciation Fund............     1.45%           371     1.009896              375
STI Classic VT Capital
 Appreciation Fund............     1.80%       221,357     1.008893          223,326
STI Classic VT Growth & Income
 Fund.........................     1.80%       211,172     1.044322          220,532
STI Classic VT Mid-Cap Equity
 Fund.........................     1.80%       164,634     1.006356          165,681
STI Classic VT Value Income
 Stock Fund...................     1.80%       227,694     1.072947          244,305
STI Classic VT Value Income
 Stock Fund...................     1.45%         1,096     1.074005            1,177
                                                                     ---------------
                                                                      12,403,287,627
                                                                     ---------------
ANNUITY CONTRACTS IN THE
 ANNUITY PERIOD:
American Century VP Capital
 Appreciation Fund............     1.25%         4,668     0.911849            4,257
AIM V.I. Capital Appreciation
 Fund.........................     1.25%        11,311     0.719565            8,139
Calvert Social Balanced
 Portfolio....................     1.25%       115,664     2.326095          269,046
Evergreen VA Capital Growth
 Fund.........................     1.25%        38,696     0.864644           33,458
Evergreen VA Growth Fund......     1.25%        26,359     0.808212           21,304
Evergreen VA International
 Growth Fund..................     1.25%        34,907     0.943918           32,949
Evergreen VA Omega Fund.......     1.25%        13,175     0.542221            7,143

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Evergreen VA Special Equity
 Fund.........................     1.25%        21,964   $ 0.580614  $        12,753
Fidelity VIP Growth
 Portfolio....................     1.25%         4,694     1.367536            6,419
Fidelity VIP II Contrafund....     1.25%           246     1.818406              447
Hartford Advisors HLS Fund --
 Class IA.....................     1.25%     2,953,161     3.774709       11,147,325
Hartford Advisors HLS Fund --
 Class IA.....................     0.15%        18,487     6.766568          125,096
Hartford Advisors HLS Fund --
 Class IA.....................     1.00%            49     5.725424              281
Hartford Advisors HLS Fund --
 Class IA.....................     1.00%        59,821     5.725424          342,504
Hartford Advisors HLS Fund --
 Class IA.....................     1.20%     1,931,951     5.474957       10,577,351
Hartford Advisors HLS Fund --
 Class IB.....................     1.25%        55,352     0.944738           52,293
Hartford Bond HLS Fund --
 Class IA.....................     1.00%        40,345     6.461184          260,681
Hartford Bond HLS Fund --
 Class IA.....................     1.00%         6,798     6.435670           43,750
Hartford Bond HLS Fund --
 Class IA.....................     0.15%         2,303     6.248638           14,390
Hartford Bond HLS Fund --
 Class IA.....................     1.00%         6,185     5.432635           33,601
Hartford Bond HLS Fund --
 Class IA.....................     1.25%       210,737     6.140844        1,294,106
Hartford Bond HLS Fund --
 Class IA.....................     1.25%       834,285     2.819240        2,352,052
Hartford Bond HLS Fund --
 Class IB.....................     1.25%        12,982     1.299972           16,877
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.21%       448,484     9.982650        4,477,061
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     0.15%         5,957    12.214884           72,771
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.00%         6,456    10.413742           67,240
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.25%       587,723     6.113422        3,593,000
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.25%         3,446     1.105545            3,809
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.00%         6,503     2.310944           15,029
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.25%       831,301     2.260599        1,879,239
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.25%       478,582     2.033209          973,058
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.25%         4,683     0.932437            4,367
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.25%       164,635     1.378484          226,946
Hartford Global Health HLS
 Fund -- Class IA.............     1.25%        14,499     1.214222           17,605
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.25%       158,477     1.173529          185,978
Hartford Global Technology HLS
 Fund Fund -- Class IA........     1.25%        39,949     0.287128           11,470
Hartford Growth and Income HLS
 Fund -- Class IA.............     1.25%       127,405     0.895584          114,102
Hartford Growth HLS Fund --
 Class IA.....................     1.25%        12,948     0.858492           11,116
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.25%         5,363     0.768257            4,120
Hartford High Yield HLS
 Fund -- Class IA.............     1.25%       246,639     0.995688          245,575
Hartford Index HLS Fund --
 Class IA.....................     0.15%         8,803     3.891166           34,257
Hartford Index HLS Fund --
 Class IA.....................     1.25%       748,047     3.412479        2,552,695
Hartford Index HLS Fund --
 Class IA.....................     1.00%         7,570     1.329811           10,067
Hartford Index HLS Fund --
 Class IA.....................     1.25%       538,855     3.323853        1,791,078
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.25%        14,763     0.698549           10,313
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.25%        15,453     0.873638           13,500
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.25%       558,670     1.207151          674,399
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.25%       212,245     1.207636          256,314
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     0.15%         9,560     1.385382           13,244
Hartford MidCap HLS Fund --
 Class IA.....................     1.25%       255,569     2.052961          524,673
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.25%       172,723     0.851716          147,111
Hartford Money Market HLS
 Fund -- Class IA.............     1.00%        11,345     3.021262           34,277
Hartford Money Market HLS
 Fund -- Class IA.............     1.25%       169,924     3.288292          558,761

# Rounded unit prices.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-50 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Money Market HLS
 Fund -- Class IA.............     1.25%       620,282   $ 1.914556  $     1,187,565
Hartford Money Market HLS
 Fund -- Class IA.............     0.25%        21,184     1.509444           31,976
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.25%       140,218     3.401350          476,930
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.00%        34,108     3.557748          121,347
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.25%       259,954     2.737548          711,638
Hartford Small Company HLS
 Fund -- Class IA.............     1.25%       258,315     1.117965          288,787
Hartford Small Company HLS
 Fund -- Class IB.............     1.25%        10,040     0.789316            7,924
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.25%         7,128     0.729774            5,201
Hartford Stock HLS Fund --
 Class IA.....................     1.00%       159,070    13.960760        2,220,741
Hartford Stock HLS Fund --
 Class IA.....................     1.00%         1,528    13.917474           21,270
Hartford Stock HLS Fund --
 Class IA.....................     0.83%        53,981    11.350704          612,725
Hartford Stock HLS Fund --
 Class IA.....................     0.83%        15,257    11.370624          173,482
Hartford Stock HLS Fund --
 Class IA.....................     1.00%        11,773    10.953588          128,966
Hartford Stock HLS Fund --
 Class IA.....................     0.15%         9,821    11.125700          109,271
Hartford Stock HLS Fund --
 Class IA.....................     1.00%        12,191     7.982998           97,323
Hartford Stock HLS Fund --
 Class IA.....................     1.24%       688,795    13.277800        9,145,684
Hartford Stock HLS Fund --
 Class IA.....................     1.25%     1,128,837     4.271371        4,821,682
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.25%       149,335     1.072235          160,122
Hartford Value HLS Fund --
 Class IA.....................     1.25%       155,965     0.764142          119,179
Nations Marisco Focused
 Equities Portfolio...........     1.25%        54,863     1.087867           59,684
Nations Capital Growth
 Portfolio....................     1.25%        14,483     0.672131            9,734
Nations Marsico Growth
 Portfolio....................     1.25%        20,824     1.065159           22,181
Prudential Jennison Growth....     1.25%        14,603     0.428025            6,250
UBS Series Trust Tactical
 Allocation Portfolio.........     1.25%        19,975     0.785367           15,688
                                                                     ---------------
                                                                     $    65,734,747
                                                                     ---------------
                                                                     $12,469,022,374
                                                                     ===============

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002

                           AMERICAN CENTURY
                              VP CAPITAL     AIM V.I. CAPITAL                    AIM V.I.
                             APPRECIATION      APPRECIATION    AIM V.I. HIGH      PREMIER
                                 FUND              FUND         YIELD FUND      EQUITY FUND
                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT (A)
                           ----------------  ----------------  -------------  ---------------
INVESTMENT INCOME:
  Dividends..............     $ --             $  --             $ --          $     90,242
                              ---------        -----------       ---------     ------------
EXPENSES:
  Mortality and expense
   undertakings..........       (38,113)          (139,915)        (82,064)        (398,402)
                              ---------        -----------       ---------     ------------
    Net investment income
     (loss)..............       (38,113)          (139,915)        (82,064)        (308,160)
                              ---------        -----------       ---------     ------------
CAPITAL GAINS INCOME
 (LOSS)..................       --                --               --              --
                              ---------        -----------       ---------     ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (572,180)        (1,734,039)       (412,781)      (4,912,988)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (236,208)        (1,416,100)         (2,763)      (7,313,779)
                              ---------        -----------       ---------     ------------
    Net gain (loss) on
     investments.........      (808,388)        (3,150,139)       (415,544)     (12,226,767)
                              ---------        -----------       ---------     ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(846,501)       $(3,290,054)      $(497,608)    $(12,534,927)
                              =========        ===========       =========     ============

(a)  Formerly AIM V.I. Value Fund Sub-Account. Change effective May 1, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-52 ____________________________________

                                                                               ARMADA        ARMADA
                           ALLIANCE VP    ALLIANCE VP          ARMADA         ADVANTAGE     ADVANTAGE
                           GLOBAL BOND     GROWTH AND     ADVANTAGE EQUITY  INTERNATIONAL    MID CAP    AMSOUTH CAPITAL
                            PORTFOLIO   INCOME PORTFOLIO    GROWTH FUND      EQUITY FUND   GROWTH FUND    GROWTH FUND
                           SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ----------------  ----------------  -------------  -----------  ---------------
INVESTMENT INCOME:
  Dividends..............   $  6,864       $  17,843         $     542        $ --          $  --          $ --
                            --------       ---------         ---------        ---------     ---------      ---------
EXPENSES:
  Mortality and expense
   undertakings..........    (11,587)        (40,605)          (12,631)         (10,243)      (10,137)       (36,397)
                            --------       ---------         ---------        ---------     ---------      ---------
    Net investment income
     (loss)..............     (4,723)        (22,762)          (12,089)         (10,243)      (10,137)       (36,397)
                            --------       ---------         ---------        ---------     ---------      ---------
CAPITAL GAINS INCOME
 (LOSS)..................     --             109,684           --               --             --            --
                            --------       ---------         ---------        ---------     ---------      ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (7,635)        (96,918)          (35,054)         (17,276)      (46,269)       (81,711)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    134,917        (872,344)         (299,928)        (142,362)     (270,655)      (836,462)
                            --------       ---------         ---------        ---------     ---------      ---------
    Net gain (loss) on
     investments.........    127,282        (969,262)         (334,982)        (159,638)     (316,924)      (918,173)
                            --------       ---------         ---------        ---------     ---------      ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $122,559       $(882,340)        $(347,071)       $(169,881)    $(327,061)     $(954,570)
                            ========       =========         =========        =========     =========      =========


                           AMSOUTH VALUE
                               FUND
                            SUB-ACCOUNT
                           -------------
INVESTMENT INCOME:
  Dividends..............  $    712,327
                           ------------
EXPENSES:
  Mortality and expense
   undertakings..........      (810,553)
                           ------------
    Net investment income
     (loss)..............       (98,225)
                           ------------
CAPITAL GAINS INCOME
 (LOSS)..................       --
                           ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (7,651,351)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (2,807,785)
                           ------------
    Net gain (loss) on
     investments.........   (10,459,136)
                           ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $(10,557,361)
                           ============

(a)  Formerly AIM V.I. Value Fund Sub-Account. Change effective May 1, 2002.

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                               BB & T CAPITAL
                                            BB & T CAPITAL         MANAGER           BB & T
                           AMSOUTH SELECT    APPRECIATION        AGGRESSIVE        GROWTH AND
                            EQUITY FUND          FUND            GROWTH FUND       INCOME FUND
                            SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  -----------------  -----------------  ---------------
INVESTMENT INCOME:
  Dividends..............   $   185,293        $--                $   4,450       $    768,379
                            -----------        ---------          ---------       ------------
EXPENSES:
  Mortality and expense
   undertakings..........      (343,074)          (8,845)           (36,586)          (620,396)
                            -----------        ---------          ---------       ------------
    Net investment income
     (loss)..............      (157,781)          (8,845)           (32,136)           147,983
                            -----------        ---------          ---------       ------------
CAPITAL GAINS INCOME
 (LOSS)..................       --              --                   37,132           --
                            -----------        ---------          ---------       ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (357,442)          (1,230)           (79,962)          (884,989)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (2,564,446)        (206,874)          (672,872)       (10,929,632)
                            -----------        ---------          ---------       ------------
    Net gain (loss) on
     investments.........    (2,921,888)        (208,104)          (752,834)       (11,814,621)
                            -----------        ---------          ---------       ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(3,079,669)       $(216,949)         $(747,838)      $(11,666,638)
                            ===========        =========          =========       ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-54 ____________________________________

                              BB & T      CALVERT SOCIAL   EVERGREEN VA
                           LARGE COMPANY     BALANCED     CAPITAL GROWTH   EVERGREEN VA       EVERGREEN VA     EVERGREEN VA
                            GROWTH FUND     PORTFOLIO          FUND       FOUNDATION FUND         FUND         GROWTH FUND
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT (C)  SUB-ACCOUNT (D)(J)  SUB-ACCOUNT
                           -------------  --------------  --------------  ---------------  ------------------  ------------
INVESTMENT INCOME:
  Dividends..............    $ --           $  87,571      $    77,948      $   285,238        $   2,518       $   --
                             ---------      ---------      -----------      -----------        ---------       -----------
EXPENSES:
  Mortality and expense
   undertakings..........       (5,735)       (43,920)        (244,619)        (100,030)         (22,156)         (144,101)
                             ---------      ---------      -----------      -----------        ---------       -----------
    Net investment income
     (loss)..............       (5,735)        43,651         (166,671)         185,208          (19,638)         (144,101)
                             ---------      ---------      -----------      -----------        ---------       -----------
CAPITAL GAINS INCOME
 (LOSS)..................      --             --                87,196         --               --                 --
                             ---------      ---------      -----------      -----------        ---------       -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (8,991)      (214,046)        (479,739)        (235,083)         (90,293)         (511,002)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (140,012)      (375,750)      (4,755,543)        (978,034)        (401,346)       (3,230,332)
                             ---------      ---------      -----------      -----------        ---------       -----------
    Net gain (loss) on
     investments.........     (149,003)      (589,796)      (5,235,282)      (1,213,117)        (491,639)       (3,741,334)
                             ---------      ---------      -----------      -----------        ---------       -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(154,738)     $(546,145)     $(5,314,757)     $(1,027,909)       $(511,277)      $(3,885,435)
                             =========      =========      ===========      ===========        =========       ===========

                           EVERGREEN VA
                           INTERNATIONAL
                            GROWTH FUND
                            SUB-ACCOUNT
                           -------------
INVESTMENT INCOME:
  Dividends..............   $   218,213
                            -----------
EXPENSES:
  Mortality and expense
   undertakings..........      (203,904)
                            -----------
    Net investment income
     (loss)..............        14,309
                            -----------
CAPITAL GAINS INCOME
 (LOSS)..................       --
                            -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (1,970,869)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       124,409
                            -----------
    Net gain (loss) on
     investments.........    (1,846,460)
                            -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(1,832,151)
                            ===========

(c) Effective May 1, 2002, Wachovia Balanced Fund II Sub-Account merged with Evergreen VA Foundation Fund Sub-Account.
(d) Effective May 1, 2002, Wachovia Equity Fund II Sub-Account merged with Evergreen VA Fund Sub-Account.
(j)  footnote missing

_____________________________________ SA-55 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                            EVERGREEN VA      EVERGREEN VA
                           EVERGREEN VA      SMALL CAP       SPECIAL EQUITY
                            OMEGA FUND       VALUE FUND           FUND
                           SUB-ACCOUNT   SUB-ACCOUNT (E)(I)   SUB-ACCOUNT
                           ------------  ------------------  --------------
INVESTMENT INCOME:
  Dividends..............  $   --            $   6,139         $ --
                           -----------       ---------         ---------
EXPENSES:
  Mortality and expense
   undertakings..........     (117,172)        (15,498)           (7,474)
                           -----------       ---------         ---------
    Net investment income
     (loss)..............     (117,172)         (9,359)           (7,474)
                           -----------       ---------         ---------
CAPITAL GAINS INCOME
 (LOSS)..................      --              138,123           --
                           -----------       ---------         ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (689,986)        (28,850)          (25,546)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (2,036,951)       (320,551)         (166,672)
                           -----------       ---------         ---------
    Net gain (loss) on
     investments.........   (2,726,937)       (349,401)         (192,218)
                           -----------       ---------         ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $(2,844,109)      $(220,637)        $(199,692)
                           ===========       =========         =========

(e) Effective May 1, 2002, Wachovia Special Values Fund II Sub-Account merged with Evergreen VA Small Cap Value Fund Sub-Account.
(i)  From inception, July 31, 2002 to December 31, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-56 ____________________________________

                                             FIRST AMERICAN   FIRST AMERICAN    FIRST AMERICAN   FIRST AMERICAN  FIDELITY VIP II
                             EVERGREEN VA    INTERNATIONAL   LARGE CAP GROWTH  SMALL CAP GROWTH    TECHNOLOGY     ASSET MANAGER
                           HIGH INCOME FUND    PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO
                           SUB-ACCOUNT (F)    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ----------------  --------------  ----------------  ----------------  --------------  ---------------
INVESTMENT INCOME:
  Dividends..............      $ 18,973          $  29            $   5            $--              $--             $ 186,461
                               --------          -----            -----            -------          -------         ---------
EXPENSES:
  Mortality and expense
   undertakings..........        (2,842)           (29)             (30)              (287)             (26)          (57,069)
                               --------          -----            -----            -------          -------         ---------
    Net investment income
     (loss)..............        16,131         --                  (25)              (287)             (26)          129,393
                               --------          -----            -----            -------          -------         ---------
CAPITAL GAINS INCOME
 (LOSS)..................       --              --               --                --                --               --
                               --------          -----            -----            -------          -------         ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (30,445)        --               --                    (41)          --               (75,675)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         6,800           (506)            (867)            (7,299)          (1,232)         (562,512)
                               --------          -----            -----            -------          -------         ---------
    Net gain (loss) on
     investments.........       (23,645)          (506)            (867)            (7,340)          (1,232)         (638,187)
                               --------          -----            -----            -------          -------         ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $ (7,514)         $(506)           $(892)           $(7,627)         $(1,258)        $(508,794)
                               ========          =====            =====            =======          =======         =========


                             FIDELITY VIP
                           GROWTH PORTFOLIO
                             SUB-ACCOUNT
                           ----------------
INVESTMENT INCOME:
  Dividends..............    $    56,158
                             -----------
EXPENSES:
  Mortality and expense
   undertakings..........       (255,207)
                             -----------
    Net investment income
     (loss)..............       (199,050)
                             -----------
CAPITAL GAINS INCOME
 (LOSS)..................       --
                             -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (2,812,238)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (4,981,213)
                             -----------
    Net gain (loss) on
     investments.........     (7,793,451)
                             -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(7,992,501)
                             ===========

(e) Effective May 1, 2002, Wachovia Special Values Fund II Sub-Account merged with Evergreen VA Small Cap Value Fund Sub-Account.
(f) Effective October 8, 2002, OFFIT VIF High Yield Fund Sub-Account merged with Evergreen VA High Income Fund Sub-Account.

_____________________________________ SA-57 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                            FIDELITY VIP    FIFTH THIRD
                           FIDELITY VIP II    OVERSEAS       BALANCED
                             CONTRAFUND      PORTFOLIO       VIP FUND
                             SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT (G)
                           ---------------  ------------  ---------------
INVESTMENT INCOME:
  Dividends..............    $   158,458     $  25,801        $   617
                             -----------     ---------        -------
EXPENSES:
  Mortality and expense
   undertakings..........       (227,801)      (39,899)          (303)
                             -----------     ---------        -------
    Net investment income
     (loss)..............        (69,343)      (14,098)           313
                             -----------     ---------        -------
CAPITAL GAINS INCOME
 (LOSS)..................       --              --            --
                             -----------     ---------        -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (541,711)     (135,998)             2
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (1,429,695)     (614,488)        (1,422)
                             -----------     ---------        -------
    Net gain (loss) on
     investments.........     (1,971,406)     (750,486)        (1,420)
                             -----------     ---------        -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(2,040,749)    $(764,584)       $(1,107)
                             ===========     =========        =======

(g)  From inception, July 15, 2002 to December 31, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-58 ____________________________________

                             FIFTH THIRD      FIFTH THIRD     FIFTH THIRD        FIRST HORIZON         FIRST HORIZON
                             DISCIPLINED        MID CAP      QUALITY GROWTH         CAPITAL           GROWTH & INCOME
                           VALUE VIP FUND      VIP FUND         VIP FUND     APPRECIATION PORTFOLIO      PORTFOLIO
                           SUB-ACCOUNT (G)  SUB-ACCOUNT (G)   SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                           ---------------  ---------------  --------------  ----------------------  ------------------
INVESTMENT INCOME:
  Dividends..............      $1,382           $--            $ --                -$-                   $   8,513
                               ------           ------         ---------            --------             ---------
EXPENSES:
  Mortality and expense
   undertakings..........        (501)            (527)          (26,279)             (2,950)              (28,625)
                               ------           ------         ---------            --------             ---------
    Net investment income
     (loss)..............         881             (527)          (26,279)             (2,950)              (20,112)
                               ------           ------         ---------            --------             ---------
CAPITAL GAINS INCOME
 (LOSS)..................      --               --               --                --                        1,729
                               ------           ------         ---------            --------             ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (6)          --                (9,801)                393               (20,801)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       3,854            1,464          (710,118)            (40,972)             (606,676)
                               ------           ------         ---------            --------             ---------
    Net gain (loss) on
     investments.........       3,848            1,464          (719,919)            (40,579)             (627,477)
                               ------           ------         ---------            --------             ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $4,729           $  937         $(746,198)           $(43,529)            $(645,860)
                               ======           ======         =========            ========             =========


                           HARTFORD ADVISERS  HARTFORD BOND
                               HLS FUND         HLS FUND
                              SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  -------------
INVESTMENT INCOME:
  Dividends..............    $ 115,921,479     $28,863,366
                             -------------     -----------
EXPENSES:
  Mortality and expense
   undertakings..........      (50,380,379)     (9,402,258)
                             -------------     -----------
    Net investment income
     (loss)..............       65,541,100      19,461,108
                             -------------     -----------
CAPITAL GAINS INCOME
 (LOSS)..................        --              8,449,439
                             -------------     -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (224,291,192)        753,053
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (531,772,439)     35,480,322
                             -------------     -----------
    Net gain (loss) on
     investments.........     (756,063,631)     36,233,375
                             -------------     -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(690,522,531)    $64,143,922
                             =============     ===========

(g)  From inception, July 15, 2002 to December 31, 2002.
(g)  From inception, July 15, 2002 to December 31, 2002.

_____________________________________ SA-59 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                           HARTFORD CAPITAL  HARTFORD DIVIDEND
                           APPRECIATION HLS   AND GROWTH HLS    HARTFORD FOCUS
                                 FUND              FUND            HLS FUND
                             SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                           ----------------  -----------------  --------------
INVESTMENT INCOME:
  Dividends..............   $  14,601,161      $  14,014,737     $   --
                            -------------      -------------     -----------
EXPENSES:
  Mortality and expense
   undertakings..........     (31,665,113)       (12,317,131)       (152,396)
                            -------------      -------------     -----------
    Net investment income
     (loss)..............     (17,063,952)         1,697,606        (152,396)
                            -------------      -------------     -----------
CAPITAL GAINS INCOME
 (LOSS)..................        --               50,129,103         129,555
                            -------------      -------------     -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (121,195,450)       (14,007,406)       (210,644)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (497,262,352)      (205,973,248)     (3,395,852)
                            -------------      -------------     -----------
    Net gain (loss) on
     investments.........    (618,457,802)      (219,980,654)     (3,606,496)
                            -------------      -------------     -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(635,521,754)     $(168,153,945)    $(3,629,337)
                            =============      =============     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-60 ____________________________________

                           HARTFORD GLOBAL  HARTFORD GLOBAL   HARTFORD GLOBAL    HARTFORD GLOBAL  HARTFORD GLOBAL  HARTFORD GLOBAL
                            ADVISERS HLS    COMMUNICATIONS   FINANCIAL SERVICES    HEALTH HLS       LEADERS HLS    TECHNOLOGY HLS
                                FUND           HLS FUND           HLS FUND            FUND             FUND             FUND
                             SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ---------------  ------------------  ---------------  ---------------  ---------------
INVESTMENT INCOME:
  Dividends..............    $    38,512       $  10,037         $  50,658        $      8,897     $  1,015,311     $   --
                             -----------       ---------         ---------        ------------     ------------     ------------
EXPENSES:
  Mortality and expense
   undertakings..........     (1,027,325)        (15,482)          (47,547)           (934,672)      (1,600,990)        (316,937)
                             -----------       ---------         ---------        ------------     ------------     ------------
    Net investment income
     (loss)..............       (988,814)         (5,445)            3,111            (925,775)        (585,679)        (316,937)
                             -----------       ---------         ---------        ------------     ------------     ------------
CAPITAL GAINS INCOME
 (LOSS)..................         53,540         --               --                 1,822,067         --               --
                             -----------       ---------         ---------        ------------     ------------     ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (4,935,904)        (55,110)          (50,065)         (2,554,607)      (7,565,373)      (2,128,516)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (2,888,803)       (305,702)         (799,363)        (14,483,347)     (18,665,012)     (10,835,221)
                             -----------       ---------         ---------        ------------     ------------     ------------
    Net gain (loss) on
     investments.........     (7,824,707)       (360,812)         (849,428)        (17,037,954)     (26,230,385)     (12,963,737)
                             -----------       ---------         ---------        ------------     ------------     ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(8,759,981)      $(366,257)        $(846,317)       $(16,141,662)    $(26,816,064)    $(13,280,674)
                             ===========       =========         =========        ============     ============     ============

                           HARTFORD GROWTH
                           AND INCOME HLS
                                FUND
                             SUB-ACCOUNT
                           ---------------
INVESTMENT INCOME:
  Dividends..............   $    392,223
                            ------------
EXPENSES:
  Mortality and expense
   undertakings..........     (1,310,697)
                            ------------
    Net investment income
     (loss)..............       (918,473)
                            ------------
CAPITAL GAINS INCOME
 (LOSS)..................       --
                            ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (4,980,523)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (26,492,333)
                            ------------
    Net gain (loss) on
     investments.........    (31,472,856)
                            ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(32,391,329)
                            ============

_____________________________________ SA-61 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                            HARTFORD GROWTH
                           HARTFORD GROWTH   OPPORTUNITIES   HARTFORD HIGH
                              HLS FUND         HLS FUND      YIELD HLS FUND
                           SUB-ACCOUNT (H)  SUB-ACCOUNT (H)   SUB-ACCOUNT
                           ---------------  ---------------  --------------
INVESTMENT INCOME:
  Dividends..............     $--              $--            $ 3,325,662
                              --------         --------       -----------
EXPENSES:
  Mortality and expense
   undertakings..........      (14,540)          (9,243)         (792,005)
                              --------         --------       -----------
    Net investment income
     (loss)..............      (14,540)          (9,243)        2,533,657
                              --------         --------       -----------
CAPITAL GAINS INCOME
 (LOSS)..................      --               --                --
                              --------         --------       -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (35,206)         (12,650)          860,187
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (47,289)         (35,619)       (7,349,795)
                              --------         --------       -----------
    Net gain (loss) on
     investments.........      (82,495)         (48,269)       (6,489,608)
                              --------         --------       -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(97,035)        $(57,512)      $(3,955,951)
                              ========         ========       ===========

(h)  From inception, April 30, 2002 to December 31, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-62 ____________________________________

                                                 HARTFORD          HARTFORD       HARTFORD
                                              INTERNATIONAL      INTERNATIONAL  INTERNATIONAL
                           HARTFORD INDEX  CAPITAL APPRECIATION  SMALL COMPANY  OPPORTUNITIES  HARTFORD MIDCAP  HARTFORD MIDCAP
                              HLS FUND           HLS FUND          HLS FUND       HLS FUND        HLS FUND      VALUE HLS FUND
                            SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  --------------------  -------------  -------------  ---------------  ---------------
INVESTMENT INCOME:
  Dividends..............  $   5,429,382       $    22,210         $ --         $  4,943,292    $    641,036     $    257,246
                           -------------       -----------         ---------    ------------    ------------     ------------
EXPENSES:
  Mortality and expense
   undertakings..........     (6,607,680)          (65,491)          (54,782)     (3,204,263)     (6,837,827)      (1,079,339)
                           -------------       -----------         ---------    ------------    ------------     ------------
    Net investment income
     (loss)..............     (1,178,297)          (43,281)          (54,782)      1,739,029      (6,196,791)        (822,093)
                           -------------       -----------         ---------    ------------    ------------     ------------
CAPITAL GAINS INCOME
 (LOSS)..................     20,304,975         --                   15,347         --             --               --
                           -------------       -----------         ---------    ------------    ------------     ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (26,183,499)          220,432          (235,149)       (313,429)    (31,627,754)      (1,984,634)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (143,126,664)       (1,047,434)         (638,650)    (32,624,084)    (53,672,240)     (16,577,421)
                           -------------       -----------         ---------    ------------    ------------     ------------
    Net gain (loss) on
     investments.........   (169,310,163)         (827,002)         (873,799)    (32,937,513)    (85,299,994)     (18,562,055)
                           -------------       -----------         ---------    ------------    ------------     ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $(150,183,485)      $  (870,283)        $(913,234)   $(31,198,484)   $(91,496,785)    $(19,384,148)
                           =============       ===========         =========    ============    ============     ============


                           HARTFORD MONEY
                           MARKET HLS FUND
                             SUB-ACCOUNT
                           ---------------
INVESTMENT INCOME:
  Dividends..............    $9,557,623
                             ----------
EXPENSES:
  Mortality and expense
   undertakings..........    (8,567,435)
                             ----------
    Net investment income
     (loss)..............       990,188
                             ----------
CAPITAL GAINS INCOME
 (LOSS)..................        46,998
                             ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................             1
                             ----------
    Net gain (loss) on
     investments.........             1
                             ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $1,037,187
                             ==========

(h)  From inception, April 30, 2002 to December 31, 2002.

_____________________________________ SA-63 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                           HARTFORD MORTGAGE  HARTFORD SMALL
                            SECURITIES HLS     COMPANY HLS    HARTFORD SMALLCAP
                                 FUND              FUND        GROWTH HLS FUND
                              SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT (H)
                           -----------------  --------------  -----------------
INVESTMENT INCOME:
  Dividends..............     $ 8,399,218      $   --             $--
                              -----------      ------------       ---------
EXPENSES:
  Mortality and expense
   undertakings..........      (3,046,752)       (2,702,358)        (30,833)
                              -----------      ------------       ---------
    Net investment income
     (loss)..............       5,352,466        (2,702,358)        (30,833)
                              -----------      ------------       ---------
CAPITAL GAINS INCOME
 (LOSS)..................        --                --              --
                              -----------      ------------       ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         183,681       (18,445,070)         83,395
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       9,940,372       (58,784,318)        (40,538)
                              -----------      ------------       ---------
    Net gain (loss) on
     investments.........      10,124,053       (77,229,388)         42,857
                              -----------      ------------       ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $15,476,519      $(79,931,746)      $  12,024
                              ===========      ============       =========

(h)  From inception, April 30, 2002 to December 31, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-64 ____________________________________

                                            HARTFORD U.S.
                                             GOVERNMENT                     HARTFORD VALUE   HUNTINGTON   HUNTINGTON VA
                           HARTFORD STOCK    SECURITIES     HARTFORD VALUE   OPPORTUNITIES     INCOME       DIVIDEND
                              HLS FUND        HLS FUND         HLS FUND        HLS FUND      EQUITY FUND  CAPTURE FUND
                            SUB-ACCOUNT    SUB-ACCOUNT (H)   SUB-ACCOUNT    SUB-ACCOUNT (H)  SUB-ACCOUNT   SUB-ACCOUNT
                           --------------  ---------------  --------------  ---------------  -----------  -------------
INVESTMENT INCOME:
  Dividends..............  $  18,313,661     $  --           $   283,201       $--            $ 147,737     $ 54,887
                           -------------     ----------      -----------       --------       ---------     --------
EXPENSES:
  Mortality and expense
   undertakings..........    (25,135,242)      (805,864)        (299,905)        (7,445)        (69,232)     (14,852)
                           -------------     ----------      -----------       --------       ---------     --------
    Net investment income
     (loss)..............     (6,821,581)      (805,864)         (16,704)        (7,445)         78,504       40,034
                           -------------     ----------      -----------       --------       ---------     --------
CAPITAL GAINS INCOME
 (LOSS)..................       --              --               --             --               --           --
                           -------------     ----------      -----------       --------       ---------     --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........   (213,659,424)       116,211         (145,938)       (11,269)         (9,330)      (1,086)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (404,336,145)     5,976,388       (6,310,551)       (28,472)       (719,827)     (43,211)
                           -------------     ----------      -----------       --------       ---------     --------
    Net gain (loss) on
     investments.........   (617,995,569)     6,092,599       (6,456,489)       (39,741)       (729,157)     (44,297)
                           -------------     ----------      -----------       --------       ---------     --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $(624,817,150)    $5,286,735      $(6,473,193)      $(47,186)      $(650,653)    $ (4,263)
                           =============     ==========      ===========       ========       =========     ========


                           HUNTINGTON VA
                            GROWTH FUND
                            SUB-ACCOUNT
                           -------------
INVESTMENT INCOME:
  Dividends..............    $   1,914
                             ---------
EXPENSES:
  Mortality and expense
   undertakings..........      (24,112)
                             ---------
    Net investment income
     (loss)..............      (22,198)
                             ---------
CAPITAL GAINS INCOME
 (LOSS)..................      --
                             ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (660)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (377,802)
                             ---------
    Net gain (loss) on
     investments.........     (378,462)
                             ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(400,660)
                             =========

(h)  From inception, April 30, 2002 to December 31, 2002.

_____________________________________ SA-65 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                           HUNTINGTON VA  HUNTINGTON VA   HUNTINGTON VA
                             MID CORP      NEW ECONOMY   ROTATING INDEX
                           AMERICA FUND       FUND            FUND
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT (I)
                           -------------  -------------  ---------------
INVESTMENT INCOME:
  Dividends..............    $ --           $ --            $--
                             ---------      --------        --------
EXPENSES:
  Mortality and expense
   undertakings..........      (17,482)       (2,950)         (3,278)
                             ---------      --------        --------
    Net investment income
     (loss)..............      (17,482)       (2,950)         (3,278)
                             ---------      --------        --------
CAPITAL GAINS INCOME
 (LOSS)..................      --             --             --
                             ---------      --------        --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (436)       (1,413)         (1,441)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (221,335)      (22,102)        (30,656)
                             ---------      --------        --------
    Net gain (loss) on
     investments.........     (221,771)      (23,515)        (32,097)
                             ---------      --------        --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(239,253)     $(26,465)       $(35,375)
                             =========      ========        ========

(i)  From inception, July 31, 2002 to December 31, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-66 ____________________________________

                                                                 NATIONS MARSICO
                             MERRILL LYNCH      MERRILL LYNCH     INTERNATIONAL   NATIONS HIGH      NATIONS      NATIONS MARSICO
                             GLOBAL GROWTH     LARGE CAP GROWTH   OPPORTUNITIES    YIELD BOND    INTERNATIONAL   FOCUSED EQUITIES
                               V.I. FUND          V.I. FUND         PORTFOLIO      PORTFOLIO    VALUE PORTFOLIO     PORTFOLIO
                            SUB-ACCOUNT (J)    SUB-ACCOUNT (K)     SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           ------------------  ----------------  ---------------  ------------  ---------------  ----------------
INVESTMENT INCOME:
  Dividends..............       $     83           $--              $   3,113      $ 585,724      $   119,404      $   --
                                --------           --------         ---------      ---------      -----------      ------------
EXPENSES:
  Mortality and expense
   undertakings..........           (715)              (792)         (128,944)       (83,775)        (113,202)       (1,289,651)
                                --------           --------         ---------      ---------      -----------      ------------
    Net investment income
     (loss)..............           (633)              (792)         (125,832)       501,949            6,202        (1,289,651)
                                --------           --------         ---------      ---------      -----------      ------------
CAPITAL GAINS INCOME
 (LOSS)..................       --                  --                --              --              104,459          --
                                --------           --------         ---------      ---------      -----------      ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           (172)              (393)         (164,646)       (10,613)        (230,668)       (7,477,204)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (17,650)           (16,467)         (559,093)      (430,853)      (1,759,937)       (7,944,643)
                                --------           --------         ---------      ---------      -----------      ------------
    Net gain (loss) on
     investments.........        (17,822)           (16,860)         (723,739)      (441,466)      (1,990,605)      (15,421,847)
                                --------           --------         ---------      ---------      -----------      ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $(18,455)          $(17,652)        $(849,571)     $  60,483      $(1,879,944)     $(16,711,498)
                                ========           ========         =========      =========      ===========      ============


                           NATIONS ASSET
                            ALLOCATION
                             PORTFOLIO
                            SUB-ACCOUNT
                           -------------
INVESTMENT INCOME:
  Dividends..............   $   108,414
                            -----------
EXPENSES:
  Mortality and expense
   undertakings..........       (97,277)
                            -----------
    Net investment income
     (loss)..............        11,138
                            -----------
CAPITAL GAINS INCOME
 (LOSS)..................       --
                            -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (212,920)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,023,520)
                            -----------
    Net gain (loss) on
     investments.........    (1,236,440)
                            -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(1,225,302)
                            ===========

(i)  From inception, July 31, 2002 to December 31, 2002.
(j) Formerly Merrill Lynch Global Growth Focus Fund Sub-Account. Change effective May 1, 2002.
(k) Formerly Merrill Lynch Large Cap Growth Focus Fund Sub-Account. Change effective May 1, 2002.

_____________________________________ SA-67 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                               NATIONS MARSICO
                           NATIONS CAPITAL   NATIONS MARSICO    21ST CENTURY
                           GROWTH PORTFOLIO  GROWTH PORTFOLIO     PORTFOLIO
                             SUB-ACCOUNT     SUB-ACCOUNT (L)     SUB-ACCOUNT
                           ----------------  ----------------  ---------------
INVESTMENT INCOME:
  Dividends..............    $    10,815       $   --            $  --
                             -----------       ------------      ----------
EXPENSES:
  Mortality and expense
   undertakings..........       (125,025)          (781,150)        (45,706)
                             -----------       ------------      ----------
    Net investment income
     (loss)..............       (114,210)          (781,150)        (45,706)
                             -----------       ------------      ----------
CAPITAL GAINS INCOME
 (LOSS)..................       --                 --               --
                             -----------       ------------      ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (1,471,819)        (5,730,279)       (314,616)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (2,284,034)        (4,362,467)          6,375
                             -----------       ------------      ----------
    Net gain (loss) on
     investments.........     (3,755,853)       (10,092,746)       (308,241)
                             -----------       ------------      ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(3,870,063)      $(10,873,896)     $ (353,947)
                             ===========       ============      ==========

(l) Formerly Nations Marsico Growth & Income Portfolio Sub-Account. Change effective May 1, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-68 ____________________________________

                                             NATIONS SMALL
                            NATIONS MIDCAP      COMPANY     NATIONS VALUE  JENNISON 20/20     PRUDENTIAL     PRUDENTIAL VALUE
                           GROWTH PORTFOLIO    PORTFOLIO      PORTFOLIO    FOCUS PORTFOLIO  JENNISON GROWTH     PORTFOLIO
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ----------------  -------------  -------------  ---------------  ---------------  ----------------
INVESTMENT INCOME:
  Dividends..............    $  --            $   --         $   123,878      $ --             $ --              $  4,100
                             -----------      -----------    -----------      ---------        ---------         --------
EXPENSES:
  Mortality and expense
   undertakings..........        (36,257)         (81,220)      (150,847)        (5,206)         (24,332)          (3,696)
                             -----------      -----------    -----------      ---------        ---------         --------
    Net investment income
     (loss)..............        (36,257)         (81,220)       (26,969)        (5,206)         (24,332)             404
                             -----------      -----------    -----------      ---------        ---------         --------
CAPITAL GAINS INCOME
 (LOSS)..................       --                  6,006        --             --               --               --
                             -----------      -----------    -----------      ---------        ---------         --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (40,433)        (126,437)      (155,213)        (7,920)          (9,018)          (1,989)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (1,050,528)      (1,956,641)    (2,665,031)       (94,537)        (620,448)         (64,267)
                             -----------      -----------    -----------      ---------        ---------         --------
    Net gain (loss) on
     investments.........     (1,090,961)      (2,083,078)    (2,820,244)      (102,457)        (629,466)         (66,256)
                             -----------      -----------    -----------      ---------        ---------         --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(1,127,218)     $(2,158,292)   $(2,847,213)     $(107,663)       $(653,798)        $(65,852)
                             ===========      ===========    ===========      =========        =========         ========

                             SP JENNISON
                            INTERNATIONAL
                           GROWTH PORTFOLIO
                             SUB-ACCOUNT
                           ----------------
INVESTMENT INCOME:
  Dividends..............      $--
                               --------
EXPENSES:
  Mortality and expense
   undertakings..........          (618)
                               --------
    Net investment income
     (loss)..............          (618)
                               --------
CAPITAL GAINS INCOME
 (LOSS)..................       --
                               --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (126)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (11,840)
                               --------
    Net gain (loss) on
     investments.........       (11,966)
                               --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $(12,584)
                               ========

(l) Formerly Nations Marsico Growth & Income Portfolio Sub-Account. Change effective May 1, 2002.

_____________________________________ SA-69 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                            SMITH BARNEY
                            SMITH BARNEY    APPRECIATION   SMITH BARNEY
                           GOVERNMENT FUND      FUND      CASH PORTFOLIO
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  ------------  --------------
INVESTMENT INCOME:
  Dividends..............       $ 331         $     87       $ 3,878
                                -----         --------       -------
EXPENSES:
  Mortality and expense
   undertakings..........        (273)          (1,838)       (3,031)
                                -----         --------       -------
    Net investment income
     (loss)..............          58           (1,751)          846
                                -----         --------       -------
CAPITAL GAINS INCOME
 (LOSS)..................      --                3,274        --
                                -----         --------       -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --                 (113)       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --              (38,128)       --
                                -----         --------       -------
    Net gain (loss) on
     investments.........      --              (38,241)       --
                                -----         --------       -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $  58         $(36,718)      $   846
                                =====         ========       =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-70 ____________________________________

                               UBS SERIES      VICTORY VARIABLE   VICTORY VARIABLE
                             TRUST TACTICAL        INSURANCE      INSURANCE SMALL      STI CLASSIC       STI CLASSIC
                               ALLOCATION      DIVERSIFIED STOCK      COMPANY          VT CAPITAL        VT GROWTH &
                               PORTFOLIO             FUND         OPPORTUNITY FUND  APPRECIATION FUND    INCOME FUND
                            SUB-ACCOUNT (M)       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT (N)   SUB-ACCOUNT (N)
                           ------------------  -----------------  ----------------  -----------------  ---------------
INVESTMENT INCOME:
  Dividends..............     $   162,994          $   8,257          $    441           $--               $   579
                              -----------          ---------          --------           -------           -------
EXPENSES:
  Mortality and expense
   undertakings..........        (361,011)           (17,700)           (2,115)             (504)             (510)
                              -----------          ---------          --------           -------           -------
    Net investment income
     (loss)..............        (198,017)            (9,443)           (1,673)             (504)               69
                              -----------          ---------          --------           -------           -------
CAPITAL GAINS INCOME
 (LOSS)..................        --                 --                 --                --                --
                              -----------          ---------          --------           -------           -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (3,292,974)           (30,963)              (79)               (2)               (1)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (4,534,242)          (367,644)          (17,983)           (6,497)           (2,244)
                              -----------          ---------          --------           -------           -------
    Net gain (loss) on
     investments.........      (7,827,216)          (398,607)          (18,062)           (6,499)           (2,245)
                              -----------          ---------          --------           -------           -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(8,025,233)         $(408,050)         $(19,735)          $(7,003)          $(2,176)
                              ===========          =========          ========           =======           =======


                             STI CLASSIC    STI CLASSIC VT
                             VT MID-CAP      VALUE INCOME
                             EQUITY FUND      STOCK FUND
                           SUB-ACCOUNT (N)  SUB-ACCOUNT (N)
                           ---------------  ---------------
INVESTMENT INCOME:
  Dividends..............      $--              $   505
                               -------          -------
EXPENSES:
  Mortality and expense
   undertakings..........         (341)            (254)
                               -------          -------
    Net investment income
     (loss)..............         (341)             251
                               -------          -------
CAPITAL GAINS INCOME
 (LOSS)..................      --               --
                               -------          -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           (5)              (1)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (4,991)          (4,745)
                               -------          -------
    Net gain (loss) on
     investments.........       (4,996)          (4,746)
                               -------          -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $(5,337)         $(4,495)
                               =======          =======

(m) Formerly Brinson Series Trust Tactical Allocation Portfolio Sub-Account. Change effective May 1, 2002.
(n)  From inception, September 19, 2002 to December 31, 2002.

_____________________________________ SA-71 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002

                           AMERICAN CENTURY
                              VP CAPITAL     AIM V.I. CAPITAL                    AIM V.I.
                             APPRECIATION      APPRECIATION    AIM V.I. HIGH      PREMIER
                                 FUND              FUND         YIELD FUND      EQUITY FUND
                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT (A)
                           ----------------  ----------------  -------------  ---------------
OPERATIONS:
  Net investment
   income................    $   (38,113)      $   (139,915)    $   (82,064)   $   (308,160)
  Capital gains income...       --                 --               --             --
  Net realized gain
   (loss) on security
   transactions..........       (572,180)        (1,734,039)       (412,781)     (4,912,988)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (236,208)        (1,416,100)         (2,763)     (7,313,779)
                             -----------       ------------     -----------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (846,501)        (3,290,054)       (497,608)    (12,534,927)
                             -----------       ------------     -----------    ------------
UNIT TRANSACTIONS:
  Purchases..............        477,214            172,941          83,440         315,487
  Net transfers..........       (418,278)        (1,944,905)       (131,490)     (4,361,843)
  Surrenders for benefit
   payments and fees.....       (674,538)        (1,084,755)       (970,525)     (3,097,919)
  Net annuity
   transactions..........           (309)             8,763         --             --
                             -----------       ------------     -----------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (615,911)        (2,847,956)     (1,018,575)     (7,144,275)
                             -----------       ------------     -----------    ------------
  Net increase (decrease)
   in net assets.........     (1,462,412)        (6,138,010)     (1,516,183)    (19,679,202)
NET ASSETS:
  Beginning of period....      3,916,473         14,302,828       7,337,544      41,882,492
                             -----------       ------------     -----------    ------------
  End of period..........    $ 2,454,061       $  8,164,818     $ 5,821,361    $ 22,203,290
                             ===========       ============     ===========    ============

(a)  Formerly AIM V.I. Value Fund Sub-Account. Change effective May 1, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-72 ____________________________________

                                                                               ARMADA        ARMADA
                           ALLIANCE VP    ALLIANCE VP          ARMADA         ADVANTAGE     ADVANTAGE
                           GLOBAL BOND     GROWTH AND     ADVANTAGE EQUITY  INTERNATIONAL    MID CAP    AMSOUTH CAPITAL
                            PORTFOLIO   INCOME PORTFOLIO    GROWTH FUND      EQUITY FUND   GROWTH FUND    GROWTH FUND
                           SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ----------------  ----------------  -------------  -----------  ---------------
OPERATIONS:
  Net investment
   income................  $   (4,723)     $  (22,762)       $  (12,089)      $ (10,243)    $ (10,137)    $  (36,397)
  Capital gains income...      --             109,684          --               --             --            --
  Net realized gain
   (loss) on security
   transactions..........      (7,635)        (96,918)          (35,054)        (17,276)      (46,269)       (81,711)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     134,917        (872,344)         (299,928)       (142,362)     (270,655)      (836,462)
                           ----------      ----------        ----------       ---------     ---------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     122,559        (882,340)         (347,071)       (169,881)     (327,061)      (954,570)
                           ----------      ----------        ----------       ---------     ---------     ----------
UNIT TRANSACTIONS:
  Purchases..............      60,603         250,265           132,864         136,821       110,245        628,883
  Net transfers..........     598,589         (11,776)           52,478        (109,128)       41,912      1,966,759
  Surrenders for benefit
   payments and fees.....    (144,451)       (290,120)          (41,484)        (42,888)      (38,998)      (238,763)
  Net annuity
   transactions..........      --            --                --               --             --            --
                           ----------      ----------        ----------       ---------     ---------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     514,741         (51,631)          143,858         (15,195)      113,159      2,356,879
                           ----------      ----------        ----------       ---------     ---------     ----------
  Net increase (decrease)
   in net assets.........     637,300        (933,971)         (203,213)       (185,076)     (213,902)     1,402,309
NET ASSETS:
  Beginning of period....     725,111       3,710,959         1,010,655         810,000       858,078      1,687,047
                           ----------      ----------        ----------       ---------     ---------     ----------
  End of period..........  $1,362,411      $2,776,988        $  807,442       $ 624,924     $ 644,176     $3,089,356
                           ==========      ==========        ==========       =========     =========     ==========


                           AMSOUTH VALUE
                               FUND
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment
   income................  $    (98,225)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........    (7,651,351)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (2,807,785)
                           ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (10,557,361)
                           ------------
UNIT TRANSACTIONS:
  Purchases..............     1,209,266
  Net transfers..........   (12,614,831)
  Surrenders for benefit
   payments and fees.....    (7,141,577)
  Net annuity
   transactions..........        (5,600)
                           ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (18,552,742)
                           ------------
  Net increase (decrease)
   in net assets.........   (29,110,103)
NET ASSETS:
  Beginning of period....    77,468,587
                           ------------
  End of period..........  $ 48,358,484
                           ============

(a)  Formerly AIM V.I. Value Fund Sub-Account. Change effective May 1, 2002.

_____________________________________ SA-73 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                               BB & T CAPITAL
                                            BB & T CAPITAL         MANAGER           BB & T
                           AMSOUTH SELECT    APPRECIATION        AGGRESSIVE        GROWTH AND
                            EQUITY FUND          FUND            GROWTH FUND       INCOME FUND
                            SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  -----------------  -----------------  ---------------
OPERATIONS:
  Net investment
   income................   $  (157,781)      $   (8,845)        $  (32,136)      $    147,983
  Capital gains income...       --              --                   37,132           --
  Net realized gain
   (loss) on security
   transactions..........      (357,442)          (1,230)           (79,962)          (884,989)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (2,564,446)        (206,874)          (672,872)       (10,929,632)
                            -----------       ----------         ----------       ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (3,079,669)        (216,949)          (747,838)       (11,666,638)
                            -----------       ----------         ----------       ------------
UNIT TRANSACTIONS:
  Purchases..............     3,404,097        1,017,636            976,378          4,668,585
  Net transfers..........    12,078,379          722,722            271,793          2,187,379
  Surrenders for benefit
   payments and fees.....    (2,280,739)         (31,928)          (143,905)        (3,916,801)
  Net annuity
   transactions..........       --              --                 --                 --
                            -----------       ----------         ----------       ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    13,201,737        1,708,430          1,104,266          2,939,163
                            -----------       ----------         ----------       ------------
  Net increase (decrease)
   in net assets.........    10,122,068        1,491,481            356,428         (8,727,475)
NET ASSETS:
  Beginning of period....    19,384,645           16,567          2,374,630         52,535,788
                            -----------       ----------         ----------       ------------
  End of period..........   $29,506,713       $1,508,048         $2,731,058       $ 43,808,313
                            ===========       ==========         ==========       ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-74 ____________________________________

                              BB & T      CALVERT SOCIAL   EVERGREEN VA
                           LARGE COMPANY     BALANCED     CAPITAL GROWTH   EVERGREEN VA       EVERGREEN VA     EVERGREEN VA
                            GROWTH FUND     PORTFOLIO          FUND       FOUNDATION FUND         FUND         GROWTH FUND
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT (C)  SUB-ACCOUNT (D)(L)  SUB-ACCOUNT
                           -------------  --------------  --------------  ---------------  ------------------  ------------
OPERATIONS:
  Net investment
   income................   $   (5,735)     $   43,651     $  (166,671)     $   185,208        $  (19,638)     $  (144,101)
  Capital gains income...      --              --               87,196         --                --                --
  Net realized gain
   (loss) on security
   transactions..........       (8,991)       (214,046)       (479,739)        (235,083)          (90,293)        (511,002)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (140,012)       (375,750)     (4,755,543)        (978,034)         (401,346)      (3,230,332)
                            ----------      ----------     -----------      -----------        ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (154,738)       (546,145)     (5,314,757)      (1,027,909)         (511,277)      (3,885,435)
                            ----------      ----------     -----------      -----------        ----------      -----------
UNIT TRANSACTIONS:
  Purchases..............      632,213         318,550         409,639          199,630           108,239          194,217
  Net transfers..........      651,752        (228,789)     (1,448,957)      (1,839,034)         (328,992)        (881,757)
  Surrenders for benefit
   payments and fees.....      (15,938)       (742,870)     (1,805,065)        (657,484)         (127,748)      (1,344,762)
  Net annuity
   transactions..........      --              (72,731)         (4,675)        --                --                 (3,012)
                            ----------      ----------     -----------      -----------        ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    1,268,027        (725,840)     (2,849,058)      (2,296,888)         (348,501)      (2,035,314)
                            ----------      ----------     -----------      -----------        ----------      -----------
  Net increase (decrease)
   in net assets.........    1,113,289      (1,271,985)     (8,163,815)      (3,324,797)         (859,778)      (5,920,749)
NET ASSETS:
  Beginning of period....       45,926       4,256,929      23,547,782        9,390,651         2,126,019       14,594,535
                            ----------      ----------     -----------      -----------        ----------      -----------
  End of period..........   $1,159,215      $2,984,944     $15,383,967      $ 6,065,854        $1,266,241      $ 8,673,786
                            ==========      ==========     ===========      ===========        ==========      ===========

                           EVERGREEN VA
                           INTERNATIONAL
                            GROWTH FUND
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment
   income................   $    14,309
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........    (1,970,869)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       124,409
                            -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (1,832,151)
                            -----------
UNIT TRANSACTIONS:
  Purchases..............       204,329
  Net transfers..........    (1,442,431)
  Surrenders for benefit
   payments and fees.....    (1,484,990)
  Net annuity
   transactions..........        (5,185)
                            -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (2,728,277)
                            -----------
  Net increase (decrease)
   in net assets.........    (4,560,428)
NET ASSETS:
  Beginning of period....    17,724,907
                            -----------
  End of period..........   $13,164,479
                            ===========

(c) Effective May 1, 2002, Wachovia Balanced Fund II Sub-Account merged with Evergreen VA Foundation Fund Sub-Account.
(d) Effective May 1, 2002, Wachovia Equity Fund II Sub-Account merged with Evergreen VA Fund Sub-Account.
(l) Formerly Nations Marsico Growth & Income Portfolio Sub-Account. Change effective May 1, 2002.

_____________________________________ SA-75 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                            EVERGREEN VA      EVERGREEN VA
                           EVERGREEN VA      SMALL CAP       SPECIAL EQUITY
                            OMEGA FUND       VALUE FUND           FUND
                           SUB-ACCOUNT   SUB-ACCOUNT (E)(L)   SUB-ACCOUNT
                           ------------  ------------------  --------------
OPERATIONS:
  Net investment
   income................  $  (117,172)      $   (9,359)       $  (7,474)
  Capital gains income...      --               138,123          --
  Net realized gain
   (loss) on security
   transactions..........     (689,986)         (28,850)         (25,546)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (2,036,951)        (320,551)        (166,672)
                           -----------       ----------        ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (2,844,109)        (220,637)        (199,692)
                           -----------       ----------        ---------
UNIT TRANSACTIONS:
  Purchases..............      569,411          643,575           20,640
  Net transfers..........   (1,335,070)         541,376           18,194
  Surrenders for benefit
   payments and fees.....     (869,353)         (80,985)         (64,670)
  Net annuity
   transactions..........       (1,037)        --                 (1,877)
                           -----------       ----------        ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (1,636,049)       1,103,966          (27,713)
                           -----------       ----------        ---------
  Net increase (decrease)
   in net assets.........   (4,480,158)         883,329         (227,405)
NET ASSETS:
  Beginning of period....   11,194,408          786,868          685,165
                           -----------       ----------        ---------
  End of period..........  $ 6,714,250       $1,670,197        $ 457,760
                           ===========       ==========        =========

(e) Effective May 1, 2002, Wachovia Special Values Fund II Sub-Account merged with Evergreen VA Small Cap Value Fund Sub-Account.
(l) Formerly Nations Marsico Growth & Income Portfolio Sub-Account. Change effective May 1, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-76 ____________________________________

                                               FIRST AMERICAN   FIRST AMERICAN    FIRST AMERICAN   FIRST AMERICAN  FIDELITY VIP II
                              EVERGREEN VA     INTERNATIONAL   LARGE CAP GROWTH  SMALL CAP GROWTH    TECHNOLOGY     ASSET MANAGER
                            HIGH INCOME FUND     PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO
                           SUB-ACCOUNT (F)(L)   SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ------------------  --------------  ----------------  ----------------  --------------  ---------------
OPERATIONS:
  Net investment
   income................       $ 16,131           $--              $  (25)          $  (287)         $   (26)        $  129,393
  Capital gains income...       --                 --              --                --                --               --
  Net realized gain
   (loss) on security
   transactions..........        (30,445)          --              --                    (41)          --                (75,675)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          6,800             (506)            (867)           (7,299)          (1,232)          (562,512)
                                --------           ------           ------           -------          -------         ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         (7,514)            (506)            (892)           (7,627)          (1,258)          (508,794)
                                --------           ------           ------           -------          -------         ----------
UNIT TRANSACTIONS:
  Purchases..............          9,857           --              --                --                --                481,958
  Net transfers..........        (72,512)          --                  128           --                   171           (153,751)
  Surrenders for benefit
   payments and fees.....        (21,802)               5                1                11               (8)          (675,303)
  Net annuity
   transactions..........       --                 --              --                --                --               --
                                --------           ------           ------           -------          -------         ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (84,457)               5              129                11              163           (347,096)
                                --------           ------           ------           -------          -------         ----------
  Net increase (decrease)
   in net assets.........        (91,971)            (501)            (763)           (7,616)          (1,095)          (855,890)
NET ASSETS:
  Beginning of period....        250,365            2,565            2,803            24,606            2,802          5,070,527
                                --------           ------           ------           -------          -------         ----------
  End of period..........       $158,394           $2,064           $2,040           $16,990          $ 1,707         $4,214,637
                                ========           ======           ======           =======          =======         ==========


                             FIDELITY VIP
                           GROWTH PORTFOLIO
                             SUB-ACCOUNT
                           ----------------
OPERATIONS:
  Net investment
   income................    $   (199,050)
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions..........      (2,812,238)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (4,981,213)
                             ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (7,992,501)
                             ------------
UNIT TRANSACTIONS:
  Purchases..............       2,343,646
  Net transfers..........      (1,170,819)
  Surrenders for benefit
   payments and fees.....      (3,762,291)
  Net annuity
   transactions..........          (1,455)
                             ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (2,590,919)
                             ------------
  Net increase (decrease)
   in net assets.........     (10,583,420)
NET ASSETS:
  Beginning of period....      26,043,668
                             ------------
  End of period..........    $ 15,460,248
                             ============

(e) Effective May 1, 2002, Wachovia Special Values Fund II Sub-Account merged with Evergreen VA Small Cap Value Fund Sub-Account.
(l) Formerly Nations Marsico Growth & Income Portfolio Sub-Account. Change effective May 1, 2002.
(f) Effective October 8, 2002, OFFIT VIF High Yield Fund Sub-Account merged with Evergreen VA High Income Fund Sub-Account.

_____________________________________ SA-77 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                            FIDELITY VIP    FIFTH THIRD
                           FIDELITY VIP II    OVERSEAS       BALANCED
                             CONTRAFUND      PORTFOLIO       VIP FUND
                             SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT (G)
                           ---------------  ------------  ---------------
OPERATIONS:
  Net investment
   income................    $   (69,343)    $  (14,098)     $    313
  Capital gains income...       --              --            --
  Net realized gain
   (loss) on security
   transactions..........       (541,711)      (135,998)            2
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (1,429,695)      (614,488)       (1,422)
                             -----------     ----------      --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (2,040,749)      (764,584)       (1,107)
                             -----------     ----------      --------
UNIT TRANSACTIONS:
  Purchases..............      1,686,519        447,054       148,896
  Net transfers..........       (743,379)       (47,577)       32,238
  Surrenders for benefit
   payments and fees.....     (3,202,744)      (535,795)         (377)
  Net annuity
   transactions..........            (16)       --            --
                             -----------     ----------      --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (2,259,620)      (136,318)      180,757
                             -----------     ----------      --------
  Net increase (decrease)
   in net assets.........     (4,300,369)      (900,902)      179,650
NET ASSETS:
  Beginning of period....     20,350,856      3,589,165       --
                             -----------     ----------      --------
  End of period..........    $16,050,487     $2,688,263      $179,650
                             ===========     ==========      ========

(g)  From inception, July 15, 2002 to December 31, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-78 ____________________________________

                             FIFTH THIRD      FIFTH THIRD     FIFTH THIRD        FIRST HORIZON         FIRST HORIZON
                             DISCIPLINED        MID CAP      QUALITY GROWTH         CAPITAL           GROWTH & INCOME
                           VALUE VIP FUND      VIP FUND         VIP FUND     APPRECIATION PORTFOLIO      PORTFOLIO
                           SUB-ACCOUNT (G)  SUB-ACCOUNT (G)   SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                           ---------------  ---------------  --------------  ----------------------  ------------------
OPERATIONS:
  Net investment
   income................     $    881         $   (527)       $  (26,279)          $ (2,950)            $  (20,112)
  Capital gains income...      --               --                --               --                         1,729
  Net realized gain
   (loss) on security
   transactions..........           (6)         --                 (9,801)               393                (20,801)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        3,854            1,464          (710,118)           (40,972)              (606,676)
                              --------         --------        ----------           --------             ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        4,729              937          (746,198)           (43,529)              (645,860)
                              --------         --------        ----------           --------             ----------
UNIT TRANSACTIONS:
  Purchases..............      118,628          125,214         2,015,452            313,919              1,141,695
  Net transfers..........      103,242          115,523         1,088,337            109,458              2,019,155
  Surrenders for benefit
   payments and fees.....         (124)            (114)          (96,128)           (11,535)               (57,126)
  Net annuity
   transactions..........      --               --                --               --                      --
                              --------         --------        ----------           --------             ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      221,746          240,623         3,007,661            411,842              3,103,724
                              --------         --------        ----------           --------             ----------
  Net increase (decrease)
   in net assets.........      226,475          241,560         2,261,463            368,313              2,457,864
NET ASSETS:
  Beginning of period....      --               --                529,272             32,995                988,078
                              --------         --------        ----------           --------             ----------
  End of period..........     $226,475         $241,560        $2,790,735           $401,308             $3,445,942
                              ========         ========        ==========           ========             ==========


                           HARTFORD ADVISERS  HARTFORD BOND
                               HLS FUND         HLS FUND
                              SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  -------------
OPERATIONS:
  Net investment
   income................   $    65,541,100   $ 19,461,108
  Capital gains income...         --             8,449,439
  Net realized gain
   (loss) on security
   transactions..........      (224,291,192)       753,053
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (531,772,439)    35,480,322
                            ---------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (690,522,531)    64,143,922
                            ---------------   ------------
UNIT TRANSACTIONS:
  Purchases..............       110,768,189     53,612,581
  Net transfers..........      (220,015,183)   130,123,701
  Surrenders for benefit
   payments and fees.....      (475,900,353)   (90,192,115)
  Net annuity
   transactions..........        (3,464,193)      (302,203)
                            ---------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (588,611,540)    93,241,964
                            ---------------   ------------
  Net increase (decrease)
   in net assets.........    (1,279,134,071)   157,385,886
NET ASSETS:
  Beginning of period....     4,702,112,627    691,639,814
                            ---------------   ------------
  End of period..........   $ 3,422,978,556   $849,025,700
                            ===============   ============

(g)  From inception, July 15, 2002 to December 31, 2002.

_____________________________________ SA-79 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                           HARTFORD CAPITAL  HARTFORD DIVIDEND
                             APPRECIATION       AND GROWTH      HARTFORD FOCUS
                               HLS FUND          HLS FUND          HLS FUND
                             SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                           ----------------  -----------------  --------------
OPERATIONS:
  Net investment
   income................   $  (17,063,952)   $    1,697,606     $  (152,396)
  Capital gains income...        --               50,129,103         129,555
  Net realized gain
   (loss) on security
   transactions..........     (121,195,450)      (14,007,406)       (210,644)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (497,262,352)     (205,973,248)     (3,395,852)
                            --------------    --------------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (635,521,754)     (168,153,945)     (3,629,337)
                            --------------    --------------     -----------
UNIT TRANSACTIONS:
  Purchases..............      109,904,165        63,154,455       2,049,862
  Net transfers..........     (102,440,586)       78,788,884       3,181,455
  Surrenders for benefit
   payments and fees.....     (275,306,033)     (101,714,457)       (709,223)
  Net annuity
   transactions..........         (861,496)         (323,807)        --
                            --------------    --------------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (268,703,950)       39,905,075       4,522,094
                            --------------    --------------     -----------
  Net increase (decrease)
   in net assets.........     (904,225,704)     (128,248,870)        892,757
NET ASSETS:
  Beginning of period....    3,057,896,361     1,021,162,019      10,789,079
                            --------------    --------------     -----------
  End of period..........   $2,153,670,657    $  892,913,149     $11,681,836
                            ==============    ==============     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-80 ____________________________________

                           HARTFORD GLOBAL  HARTFORD GLOBAL   HARTFORD GLOBAL                     HARTFORD GLOBAL
                            ADVISERS HLS    COMMUNICATIONS   FINANCIAL SERVICES  HARTFORD GLOBAL    LEADERS HLS    HARTFORD GLOBAL
                                FUND           HLS FUND           HLS FUND         HEALTH HLS          FUND        TECHNOLOGY HLS
                             SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ---------------  ------------------  ---------------  ---------------  ---------------
OPERATIONS:
  Net investment
   income................   $   (988,814)     $   (5,445)        $    3,111       $   (925,775)    $   (585,679)    $   (316,937)
  Capital gains income...         53,540         --                --                1,822,067         --               --
  Net realized gain
   (loss) on security
   transactions..........     (4,935,904)        (55,110)           (50,065)        (2,554,607)      (7,565,373)      (2,128,516)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (2,888,803)       (305,702)          (799,363)       (14,483,347)     (18,665,012)     (10,835,221)
                            ------------      ----------         ----------       ------------     ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (8,759,981)       (366,257)          (846,317)       (16,141,662)     (26,816,064)     (13,280,674)
                            ------------      ----------         ----------       ------------     ------------     ------------
UNIT TRANSACTIONS:
  Purchases..............      2,749,314         314,983          1,124,061          6,951,045        5,362,593        1,537,575
  Net transfers..........     (6,006,216)        885,969          1,824,281          2,086,274       (9,361,877)      (2,261,161)
  Surrenders for benefit
   payments and fees.....     (6,971,745)       (104,923)          (352,905)        (5,719,066)     (10,155,009)      (2,056,507)
  Net annuity
   transactions..........        (18,119)        --                --                   (9,062)         (17,190)          (9,026)
                            ------------      ----------         ----------       ------------     ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (10,246,766)      1,096,029          2,595,437          3,309,191      (14,171,483)      (2,789,119)
                            ------------      ----------         ----------       ------------     ------------     ------------
  Net increase (decrease)
   in net assets.........    (19,006,747)        729,772          1,749,120        (12,832,471)     (40,987,547)     (16,069,793)
NET ASSETS:
  Beginning of period....     91,240,827       1,086,675          2,509,984         77,048,217      144,390,571       35,160,409
                            ------------      ----------         ----------       ------------     ------------     ------------
  End of period..........   $ 72,234,080      $1,816,447         $4,259,104       $ 64,215,746     $103,403,024     $ 19,090,616
                            ============      ==========         ==========       ============     ============     ============

                           HARTFORD GROWTH
                           AND INCOME HLS
                                FUND
                             SUB-ACCOUNT
                           ---------------
OPERATIONS:
  Net investment
   income................   $   (918,473)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........     (4,980,523)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (26,492,333)
                            ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (32,391,329)
                            ------------
UNIT TRANSACTIONS:
  Purchases..............      7,626,506
  Net transfers..........     10,177,195
  Surrenders for benefit
   payments and fees.....     (9,351,335)
  Net annuity
   transactions..........        (44,898)
                            ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      8,407,468
                            ------------
  Net increase (decrease)
   in net assets.........    (23,983,861)
NET ASSETS:
  Beginning of period....    119,993,998
                            ------------
  End of period..........   $ 96,010,137
                            ============

_____________________________________ SA-81 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                            HARTFORD GROWTH
                           HARTFORD GROWTH   OPPORTUNITIES   HARTFORD HIGH
                              HLS FUND         HLS FUND      YIELD HLS FUND
                           SUB-ACCOUNT (H)  SUB-ACCOUNT (H)   SUB-ACCOUNT
                           ---------------  ---------------  --------------
OPERATIONS:
  Net investment
   income................    $  (14,540)      $   (9,243)     $ 2,533,657
  Capital gains income...       --               --               --
  Net realized gain
   (loss) on security
   transactions..........       (35,206)         (12,650)         860,187
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (47,289)         (35,619)      (7,349,795)
                             ----------       ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (97,035)         (57,512)      (3,955,951)
                             ----------       ----------      -----------
UNIT TRANSACTIONS:
  Purchases..............     2,446,242        1,371,208        8,147,856
  Net transfers..........     2,698,971        1,653,654       24,941,782
  Surrenders for benefit
   payments and fees.....       (68,493)         (59,080)      (6,622,230)
  Net annuity
   transactions..........        11,844            3,806          (23,944)
                             ----------       ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     5,088,564        2,969,588       26,443,464
                             ----------       ----------      -----------
  Net increase (decrease)
   in net assets.........     4,991,529        2,912,076       22,487,513
NET ASSETS:
  Beginning of period....       --               --            55,703,317
                             ----------       ----------      -----------
  End of period..........    $4,991,529       $2,912,076      $78,190,830
                             ==========       ==========      ===========

(h)  From inception, April 30, 2002 to December 31, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-82 ____________________________________

                                                 HARTFORD          HARTFORD        HARTFORD
                                              INTERNATIONAL      INTERNATIONAL  INTERNATIONAL
                           HARTFORD INDEX  CAPITAL APPRECIATION  SMALL COMPANY  OPPORTUNITIES   HARTFORD MIDCAP  HARTFORD MIDCAP
                              HLS FUND           HLS FUND          HLS FUND        HLS FUND        HLS FUND      VALUE HLS FUND
                            SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  --------------------  -------------  --------------  ---------------  ---------------
OPERATIONS:
  Net investment
   income................  $  (1,178,297)      $   (43,281)       $  (54,782)   $   1,739,029    $  (6,196,791)   $   (822,093)
  Capital gains income...     20,304,975         --                   15,347         --               --              --
  Net realized gain
   (loss) on security
   transactions..........    (26,183,499)          220,432          (235,149)        (313,429)     (31,627,754)     (1,984,634)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (143,126,664)       (1,047,434)         (638,650)     (32,624,084)     (53,672,240)    (16,577,421)
                           -------------       -----------        ----------    -------------    -------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (150,183,485)         (870,283)         (913,234)     (31,198,484)     (91,496,785)    (19,384,148)
                           -------------       -----------        ----------    -------------    -------------    ------------
UNIT TRANSACTIONS:
  Purchases..............     19,763,555         3,152,555         1,026,674       10,631,188          894,638      23,079,108
  Net transfers..........    (40,126,608)        2,109,658         5,945,169      (39,718,229)     (67,456,510)     88,514,745
  Surrenders for benefit
   payments and fees.....    (56,284,241)         (304,402)         (495,167)     (45,385,810)     (43,694,684)     (7,123,204)
  Net annuity
   transactions..........       (622,249)           11,315            23,127         (101,207)        (216,600)        135,166
                           -------------       -----------        ----------    -------------    -------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (77,269,543)        4,969,126         6,499,803      (74,574,058)    (110,473,156)    104,605,815
                           -------------       -----------        ----------    -------------    -------------    ------------
  Net increase (decrease)
   in net assets.........   (227,453,028)        4,098,843         5,586,569     (105,772,542)    (201,969,941)     85,221,667
NET ASSETS:
  Beginning of period....    659,715,009         2,980,644           825,699      301,599,769      630,470,929      35,002,079
                           -------------       -----------        ----------    -------------    -------------    ------------
  End of period..........  $ 432,261,981       $ 7,079,487        $6,412,268    $ 195,827,227    $ 428,500,988    $120,223,746
                           =============       ===========        ==========    =============    =============    ============


                           HARTFORD MONEY
                           MARKET HLS FUND
                             SUB-ACCOUNT
                           ---------------
OPERATIONS:
  Net investment
   income................   $     990,188
  Capital gains income...          46,998
  Net realized gain
   (loss) on security
   transactions..........        --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................               1
                            -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       1,037,187
                            -------------
UNIT TRANSACTIONS:
  Purchases..............     135,060,005
  Net transfers..........     225,800,556
  Surrenders for benefit
   payments and fees.....    (333,178,238)
  Net annuity
   transactions..........         146,742
                            -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      27,829,065
                            -------------
  Net increase (decrease)
   in net assets.........      28,866,252
NET ASSETS:
  Beginning of period....     654,642,166
                            -------------
  End of period..........   $ 683,508,418
                            =============

(h)  From inception, April 30, 2002 to December 31, 2002.

_____________________________________ SA-83 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                           HARTFORD MORTGAGE  HARTFORD SMALL
                            SECURITIES HLS     COMPANY HLS    HARTFORD SMALLCAP
                                 FUND              FUND        GROWTH HLS FUND
                              SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT (H)
                           -----------------  --------------  -----------------
OPERATIONS:
  Net investment
   income................    $  5,352,466      $ (2,702,358)     $  (30,833)
  Capital gains income...        --                --              --
  Net realized gain
   (loss) on security
   transactions..........         183,681       (18,445,070)         83,395
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       9,940,372       (58,784,318)        (40,538)
                             ------------      ------------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      15,476,519       (79,931,746)         12,024
                             ------------      ------------      ----------
UNIT TRANSACTIONS:
  Purchases..............      19,505,407        10,087,085       2,318,886
  Net transfers..........     118,377,618          (742,017)      3,967,909
  Surrenders for benefit
   payments and fees.....     (33,279,572)      (19,583,164)        (90,658)
  Net annuity
   transactions..........        (143,260)          (13,637)          4,633
                             ------------      ------------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     104,460,193       (10,251,733)      6,200,770
                             ------------      ------------      ----------
  Net increase (decrease)
   in net assets.........     119,936,712       (90,183,479)      6,212,794
NET ASSETS:
  Beginning of period....     192,275,091       253,646,413        --
                             ------------      ------------      ----------
  End of period..........    $312,211,803      $163,462,934      $6,212,794
                             ============      ============      ==========

(h)  From inception, April 30, 2002 to December 31, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-84 ____________________________________

                                               HARTFORD U.S.
                                                GOVERNMENT                     HARTFORD VALUE   HUNTINGTON   HUNTINGTON VA
                            HARTFORD STOCK      SECURITIES     HARTFORD VALUE   OPPORTUNITIES     INCOME       DIVIDEND
                               HLS FUND          HLS FUND         HLS FUND        HLS FUND      EQUITY FUND  CAPTURE FUND
                              SUB-ACCOUNT     SUB-ACCOUNT (H)   SUB-ACCOUNT    SUB-ACCOUNT (H)  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------------  ---------------  --------------  ---------------  -----------  -------------
OPERATIONS:
  Net investment
   income................   $   (6,821,581)    $   (805,864)    $   (16,704)     $   (7,445)    $   78,504    $   40,034
  Capital gains income...        --                --               --              --              --           --
  Net realized gain
   (loss) on security
   transactions..........     (213,659,424)         116,211        (145,938)        (11,269)        (9,330)       (1,086)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (404,336,145)       5,976,388      (6,310,551)        (28,472)      (719,827)      (43,211)
                            --------------     ------------     -----------      ----------     ----------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (624,817,150)       5,286,735      (6,473,193)        (47,186)      (650,653)       (4,263)
                            --------------     ------------     -----------      ----------     ----------    ----------
UNIT TRANSACTIONS:
  Purchases..............       52,215,913       21,174,259       5,779,615         569,070      2,862,688     1,521,380
  Net transfers..........     (167,802,721)     164,685,403      15,183,007       1,875,968      2,537,027     1,755,621
  Surrenders for benefit
   payments and fees.....     (208,135,340)      (7,816,132)     (2,009,484)        (35,726)      (360,579)      (63,220)
  Net annuity
   transactions..........       (1,992,466)         157,531          15,271         --              --           --
                            --------------     ------------     -----------      ----------     ----------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (325,714,614)     178,201,061      18,968,409       2,409,312      5,039,136     3,213,781
                            --------------     ------------     -----------      ----------     ----------    ----------
  Net increase (decrease)
   in net assets.........     (950,531,764)     183,487,796      12,495,216       2,362,126      4,388,483     3,209,518
NET ASSETS:
  Beginning of period....    2,554,681,433         --            15,134,680         --           3,308,595        13,893
                            --------------     ------------     -----------      ----------     ----------    ----------
  End of period..........   $1,604,149,669     $183,487,796     $27,629,896      $2,362,126     $7,697,078    $3,223,411
                            ==============     ============     ===========      ==========     ==========    ==========


                           HUNTINGTON VA
                            GROWTH FUND
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment
   income................   $  (22,198)
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........         (660)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (377,802)
                            ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (400,660)
                            ----------
UNIT TRANSACTIONS:
  Purchases..............    2,144,487
  Net transfers..........    1,617,507
  Surrenders for benefit
   payments and fees.....      (77,267)
  Net annuity
   transactions..........      --
                            ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    3,684,727
                            ----------
  Net increase (decrease)
   in net assets.........    3,284,067
NET ASSETS:
  Beginning of period....      249,937
                            ----------
  End of period..........   $3,534,004
                            ==========

(h)  From inception, April 30, 2002 to December 31, 2002.

_____________________________________ SA-85 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                           HUNTINGTON VA                     HUNTINGTON VA
                             MID CORP      HUNTINGTON VA    ROTATING INDEX
                           AMERICA FUND   NEW ECONOMY FUND       FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT (I)
                           -------------  ----------------  ---------------
OPERATIONS:
  Net investment
   income................   $  (17,482)       $ (2,950)        $ (3,278)
  Capital gains income...      --              --               --
  Net realized gain
   (loss) on security
   transactions..........         (436)         (1,413)          (1,441)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (221,335)        (22,102)         (30,656)
                            ----------        --------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (239,253)        (26,465)         (35,375)
                            ----------        --------         --------
UNIT TRANSACTIONS:
  Purchases..............    1,891,857         371,083          328,587
  Net transfers..........    1,317,293         282,783          479,100
  Surrenders for benefit
   payments and fees.....      (70,412)        (10,306)         (33,200)
  Net annuity
   transactions..........      --              --               --
                            ----------        --------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    3,138,738         643,560          774,487
                            ----------        --------         --------
  Net increase (decrease)
   in net assets.........    2,899,485         617,095          739,112
NET ASSETS:
  Beginning of period....       64,259           8,555          --
                            ----------        --------         --------
  End of period..........   $2,963,744        $625,650         $739,112
                            ==========        ========         ========

(i)  From inception, July 31, 2002 to December 31, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-86 ____________________________________

                                                                 NATIONS MARSICO
                             MERRILL LYNCH      MERRILL LYNCH     INTERNATIONAL   NATIONS HIGH      NATIONS           NATIONS
                             GLOBAL GROWTH     LARGE CAP GROWTH   OPPORTUNITIES    YIELD BOND    INTERNATIONAL    MARSICO FOCUSED
                               V.I. FUND          V.I. FUND         PORTFOLIO      PORTFOLIO    VALUE PORTFOLIO  EQUITIES PORTFOLIO
                            SUB-ACCOUNT (J)    SUB-ACCOUNT (K)     SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  ----------------  ---------------  ------------  ---------------  ------------------
OPERATIONS:
  Net investment
   income................       $   (633)          $   (792)       $  (125,832)    $  501,949     $     6,202       $ (1,289,651)
  Capital gains income...       --                  --                --              --              104,459          --
  Net realized gain
   (loss) on security
   transactions..........           (172)              (393)          (164,646)       (10,613)       (230,668)        (7,477,204)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (17,650)           (16,467)          (559,093)      (430,853)     (1,759,937)        (7,944,643)
                                --------           --------        -----------     ----------     -----------       ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (18,455)           (17,652)          (849,571)        60,483      (1,879,944)       (16,711,498)
                                --------           --------        -----------     ----------     -----------       ------------
UNIT TRANSACTIONS:
  Purchases..............          7,841              1,410            573,239        827,067         474,477          2,063,796
  Net transfers..........         15,293             16,323            547,172      4,149,552       2,517,500         (6,699,714)
  Surrenders for benefit
   payments and fees.....           (811)            (2,469)          (700,716)      (620,442)       (667,565)        (9,844,104)
  Net annuity
   transactions..........       --                  --                --              --             --                  (11,630)
                                --------           --------        -----------     ----------     -----------       ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         22,323             15,264            419,695      4,356,177       2,324,412        (14,491,652)
                                --------           --------        -----------     ----------     -----------       ------------
  Net increase (decrease)
   in net assets.........          3,868             (2,388)          (429,876)     4,416,660         444,468        (31,203,150)
NET ASSETS:
  Beginning of period....         57,126             61,688         10,505,467      4,250,514       7,444,269        113,500,116
                                --------           --------        -----------     ----------     -----------       ------------
  End of period..........       $ 60,994           $ 59,300        $10,075,591     $8,667,174     $ 7,888,737       $ 82,296,966
                                ========           ========        ===========     ==========     ===========       ============


                           NATIONS ASSET
                            ALLOCATION
                             PORTFOLIO
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment
   income................   $    11,138
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........      (212,920)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,023,520)
                            -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (1,225,302)
                            -----------
UNIT TRANSACTIONS:
  Purchases..............       303,764
  Net transfers..........       409,134
  Surrenders for benefit
   payments and fees.....    (1,276,701)
  Net annuity
   transactions..........       --
                            -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (563,803)
                            -----------
  Net increase (decrease)
   in net assets.........    (1,789,105)
NET ASSETS:
  Beginning of period....     8,664,049
                            -----------
  End of period..........   $ 6,874,944
                            ===========

(i)  From inception, July 31, 2002 to December 31, 2002.
(j) Formerly Merrill Lynch Global Growth Focus Fund Sub-Account. Change effective May 1, 2002.
(k) Formerly Merrill Lynch Large Cap Growth Focus Fund Sub-Account. Change effective May 1, 2002.

_____________________________________ SA-87 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                               NATIONS MARSICO
                           NATIONS CAPITAL   NATIONS MARSICO    21ST CENTURY
                           GROWTH PORTFOLIO  GROWTH PORTFOLIO     PORTFOLIO
                             SUB-ACCOUNT     SUB-ACCOUNT (L)     SUB-ACCOUNT
                           ----------------  ----------------  ---------------
OPERATIONS:
  Net investment
   income................    $  (114,210)      $   (781,150)     $  (45,706)
  Capital gains income...       --                 --               --
  Net realized gain
   (loss) on security
   transactions..........     (1,471,819)        (5,730,279)       (314,616)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (2,284,034)        (4,362,467)          6,375
                             -----------       ------------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (3,870,063)       (10,873,896)       (353,947)
                             -----------       ------------      ----------
UNIT TRANSACTIONS:
  Purchases..............        610,747            789,539         161,718
  Net transfers..........     (1,261,501)        (5,108,518)       (112,171)
  Surrenders for benefit
   payments and fees.....     (1,163,403)        (6,415,887)       (337,805)
  Net annuity
   transactions..........         10,515             18,500         --
                             -----------       ------------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (1,803,642)       (10,716,366)       (288,258)
                             -----------       ------------      ----------
  Net increase (decrease)
   in net assets.........     (5,673,705)       (21,590,262)       (642,205)
NET ASSETS:
  Beginning of period....     13,103,503         69,804,793       4,002,236
                             -----------       ------------      ----------
  End of period..........    $ 7,429,798       $ 48,214,531      $3,360,031
                             ===========       ============      ==========

(l) Formerly Nations Marsico Growth & Income Portfolio Sub-Account. Change effective May 1, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-88 ____________________________________

                                             NATIONS SMALL
                            NATIONS MIDCAP      COMPANY     NATIONS VALUE  JENNISON 20/20     PRUDENTIAL     PRUDENTIAL VALUE
                           GROWTH PORTFOLIO    PORTFOLIO      PORTFOLIO    FOCUS PORTFOLIO  JENNISON GROWTH     PORTFOLIO
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ----------------  -------------  -------------  ---------------  ---------------  ----------------
OPERATIONS:
  Net investment
   income................    $   (36,257)     $   (81,220)   $   (26,969)     $  (5,206)      $  (24,332)        $    404
  Capital gains income...       --                  6,006        --             --               --               --
  Net realized gain
   (loss) on security
   transactions..........        (40,433)        (126,437)      (155,213)        (7,920)          (9,018)          (1,989)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (1,050,528)      (1,956,641)    (2,665,031)       (94,537)        (620,448)         (64,267)
                             -----------      -----------    -----------      ---------       ----------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (1,127,218)      (2,158,292)    (2,847,213)      (107,663)        (653,798)         (65,852)
                             -----------      -----------    -----------      ---------       ----------         --------
UNIT TRANSACTIONS:
  Purchases..............      1,014,736          844,383      1,413,353        118,246           75,545          179,755
  Net transfers..........      2,891,284        2,518,256      3,030,154         (7,705)        (224,624)          63,797
  Surrenders for benefit
   payments and fees.....       (206,067)        (572,171)    (1,270,919)       (10,628)         (79,447)             789
  Net annuity
   transactions..........       --                --             --             --                (1,079)         --
                             -----------      -----------    -----------      ---------       ----------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      3,699,953        2,790,468      3,172,588         99,913         (229,605)         244,341
                             -----------      -----------    -----------      ---------       ----------         --------
  Net increase (decrease)
   in net assets.........      2,572,735          632,176        325,375         (7,750)        (883,403)         178,489
NET ASSETS:
  Beginning of period....      1,601,675        5,853,475     11,689,167        340,461        2,293,543          162,862
                             -----------      -----------    -----------      ---------       ----------         --------
  End of period..........    $ 4,174,410      $ 6,485,651    $12,014,542      $ 332,711       $1,410,140         $341,351
                             ===========      ===========    ===========      =========       ==========         ========

                             SP JENNISON
                            INTERNATIONAL
                           GROWTH PORTFOLIO
                             SUB-ACCOUNT
                           ----------------
OPERATIONS:
  Net investment
   income................      $   (618)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........          (126)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (11,840)
                               --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (12,584)
                               --------
UNIT TRANSACTIONS:
  Purchases..............         8,950
  Net transfers..........         8,998
  Surrenders for benefit
   payments and fees.....        (1,233)
  Net annuity
   transactions..........       --
                               --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        16,715
                               --------
  Net increase (decrease)
   in net assets.........         4,131
NET ASSETS:
  Beginning of period....        43,371
                               --------
  End of period..........      $ 47,502
                               ========

(l) Formerly Nations Marsico Growth & Income Portfolio Sub-Account. Change effective May 1, 2002.

_____________________________________ SA-89 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                            SMITH BARNEY
                            SMITH BARNEY    APPRECIATION   SMITH BARNEY
                           GOVERNMENT FUND      FUND      CASH PORTFOLIO
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  ------------  --------------
OPERATIONS:
  Net investment
   income................      $    58        $ (1,751)      $    846
  Capital gains income...      --                3,274        --
  Net realized gain
   (loss) on security
   transactions..........      --                 (113)       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --              (38,128)       --
                               -------        --------       --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           58         (36,718)           846
                               -------        --------       --------
UNIT TRANSACTIONS:
  Purchases..............      --               --            --
  Net transfers..........      --               --            --
  Surrenders for benefit
   payments and fees.....       (2,004)         (1,976)       (84,579)
  Net annuity
   transactions..........      --               --            --
                               -------        --------       --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (2,004)         (1,976)       (84,579)
                               -------        --------       --------
  Net increase (decrease)
   in net assets.........       (1,946)        (38,694)       (83,733)
NET ASSETS:
  Beginning of period....       27,290         204,574        334,874
                               -------        --------       --------
  End of period..........      $25,344        $165,880       $251,141
                               =======        ========       ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-90 ____________________________________

                                                VICTORY VARIABLE   VICTORY VARIABLE
                            UBS SERIES TRUST        INSURANCE      INSURANCE SMALL      STI CLASSIC       STI CLASSIC
                           TACTICAL ALLOCATION  DIVERSIFIED STOCK      COMPANY          VT CAPITAL        VT GROWTH &
                                PORTFOLIO             FUND         OPPORTUNITY FUND  APPRECIATION FUND    INCOME FUND
                             SUB-ACCOUNT (M)       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT (N)   SUB-ACCOUNT (N)
                           -------------------  -----------------  ----------------  -----------------  ---------------
OPERATIONS:
  Net investment
   income................     $   (198,017)        $   (9,443)         $ (1,673)         $   (504)         $     69
  Capital gains income...        --                  --                 --                --                --
  Net realized gain
   (loss) on security
   transactions..........       (3,292,974)           (30,963)              (79)               (2)               (1)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (4,534,242)          (367,644)          (17,983)           (6,497)           (2,244)
                              ------------         ----------          --------          --------          --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (8,025,233)          (408,050)          (19,735)           (7,003)           (2,176)
                              ------------         ----------          --------          --------          --------
UNIT TRANSACTIONS:
  Purchases..............          532,600            376,589            37,498           213,751           190,316
  Net transfers..........       (5,387,244)           436,651           147,628            17,349            32,629
  Surrenders for benefit
   payments and fees.....       (1,779,627)           (43,545)           (2,649)             (396)             (237)
  Net annuity
   transactions..........           (9,499)          --                 --                --                --
                              ------------         ----------          --------          --------          --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (6,643,770)           769,695           182,477           230,704           222,708
                              ------------         ----------          --------          --------          --------
  Net increase (decrease)
   in net assets.........      (14,669,003)           361,645           162,742           223,701           220,532
NET ASSETS:
  Beginning of period....       34,253,958          1,023,966            66,677           --                --
                              ------------         ----------          --------          --------          --------
  End of period..........     $ 19,584,955         $1,385,611          $229,419          $223,701          $220,532
                              ============         ==========          ========          ========          ========


                             STI CLASSIC      STI CLASSIC
                             VT MID-CAP     VT VALUE INCOME
                             EQUITY FUND      STOCK FUND
                           SUB-ACCOUNT (N)  SUB-ACCOUNT (N)
                           ---------------  ---------------
OPERATIONS:
  Net investment
   income................     $   (341)        $    251
  Capital gains income...      --               --
  Net realized gain
   (loss) on security
   transactions..........           (5)              (1)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (4,991)          (4,745)
                              --------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (5,337)          (4,495)
                              --------         --------
UNIT TRANSACTIONS:
  Purchases..............      155,231          229,343
  Net transfers..........       16,021           21,382
  Surrenders for benefit
   payments and fees.....         (234)            (748)
  Net annuity
   transactions..........      --               --
                              --------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      171,018          249,977
                              --------         --------
  Net increase (decrease)
   in net assets.........      165,681          245,482
NET ASSETS:
  Beginning of period....      --               --
                              --------         --------
  End of period..........     $165,681         $245,482
                              ========         ========

(m) Formerly Brinson Series Trust Tactical Allocation Portfolio Sub-Account. Change effective May 1, 2002.
(n)  From inception, September 19, 2002 to December 31, 2002.

_____________________________________ SA-91 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                           AMERICAN CENTURY
                              VP CAPITAL     AIM V.I. CAPITAL
                             APPRECIATION      APPRECIATION    AIM V.I. HIGH   AIM V.I.
                                 FUND              FUND         YIELD FUND    VALUE FUND
                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT
                           ----------------  ----------------  -------------  -----------
OPERATIONS:
  Net investment income
   (loss)................    $   (52,199)      $  (193,027)     $   780,425   $  (497,012)
  Capital gains income...      1,777,028         1,150,327          --            844,660
  Net realized gain
   (loss) gain on
   security
   transactions..........       (130,855)         (191,782)        (156,865)     (281,808)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (3,307,777)       (5,364,778)      (1,242,652)   (6,784,862)
                             -----------       -----------      -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (1,713,803)       (4,599,260)        (619,092)   (6,719,022)
                             -----------       -----------      -----------   -----------
UNIT TRANSACTIONS:
  Purchases..............        526,396           862,869          235,480     1,675,812
  Net transfers..........     (1,016,399)        1,740,056         (550,762)    5,514,324
  Surrenders for benefit
   payments and fees.....       (230,195)         (842,157)        (741,160)   (3,148,668)
  Net annuity
   transactions..........           (448)         --                --            --
                             -----------       -----------      -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (720,646)        1,760,768       (1,056,442)    4,041,468
                             -----------       -----------      -----------   -----------
  Net increase (decrease)
   in net assets.........     (2,434,449)       (2,838,492)      (1,675,534)   (2,677,554)
NET ASSETS:
  Beginning of period....      6,350,922        17,141,320        9,013,078    44,560,046
                             -----------       -----------      -----------   -----------
  End of period..........    $ 3,916,473       $14,302,828      $ 7,337,544   $41,882,492
                             ===========       ===========      ===========   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-92 ____________________________________

                                                                                      ARMADA        ARMADA
                              ALLIANCE VP        ALLIANCE VP          ARMADA         ADVANTAGE     ADVANTAGE
                              GLOBAL BOND         GROWTH AND     ADVANTAGE EQUITY  INTERNATIONAL    MID CAP    AMSOUTH CAPITAL
                               PORTFOLIO       INCOME PORTFOLIO    GROWTH FUND      EQUITY FUND   GROWTH FUND    GROWTH FUND
                            SUB-ACCOUNT (A)    SUB-ACCOUNT (B)     SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT (C)
                           ------------------  ----------------  ----------------  -------------  -----------  ---------------
OPERATIONS:
  Net investment income
   (loss)................      $   24,240        $    (8,670)       $  (10,966)      $  (8,909)    $  (9,358)    $   (8,435)
  Capital gains income...        --                1,098,106          --                99,217       390,021        --
  Net realized gain
   (loss) gain on
   security
   transactions..........         (30,263)             6,810            (3,029)         (7,507)      (18,981)        (7,314)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (44,243)        (1,150,631)         (117,739)       (283,506)     (507,859)       (43,546)
                               ----------        -----------        ----------       ---------     ---------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         (50,266)           (54,385)         (131,734)       (200,705)     (146,177)       (59,295)
                               ----------        -----------        ----------       ---------     ---------     ----------
UNIT TRANSACTIONS:
  Purchases..............        --                  140,959           249,847         155,595       173,507        731,680
  Net transfers..........        (186,559)            99,482           404,225         353,452       330,771      1,046,270
  Surrenders for benefit
   payments and fees.....        (276,061)          (835,915)          (63,055)       (101,594)      (92,686)       (31,608)
  Net annuity
   transactions..........        --                 --                --               --             --            --
                               ----------        -----------        ----------       ---------     ---------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (462,620)          (595,474)          591,017         407,453       411,592      1,746,342
                               ----------        -----------        ----------       ---------     ---------     ----------
  Net increase (decrease)
   in net assets.........        (512,886)          (649,859)          459,283         206,748       265,415      1,687,047
NET ASSETS:
  Beginning of period....       1,237,997          4,360,818           551,372         603,252       592,663        --
                               ----------        -----------        ----------       ---------     ---------     ----------
  End of period..........      $  725,111        $ 3,710,959        $1,010,655       $ 810,000     $ 858,078     $1,687,047
                               ==========        ===========        ==========       =========     =========     ==========


                           AMSOUTH EQUITY
                            INCOME FUND
                            SUB-ACCOUNT
                           --------------
OPERATIONS:
  Net investment income
   (loss)................   $    132,824
  Capital gains income...       --
  Net realized gain
   (loss) gain on
   security
   transactions..........     (1,745,983)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (10,370,920)
                            ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (11,984,079)
                            ------------
UNIT TRANSACTIONS:
  Purchases..............     14,435,746
  Net transfers..........     (3,728,150)
  Surrenders for benefit
   payments and fees.....     (6,981,587)
  Net annuity
   transactions..........         (6,509)
                            ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      3,719,500
                            ------------
  Net increase (decrease)
   in net assets.........     (8,264,579)
NET ASSETS:
  Beginning of period....     85,733,166
                            ------------
  End of period..........   $ 77,468,587
                            ============

(a) Formerly Brinson Strategic Income Portfolio Sub-Account. Change effective October 26, 2001.
(b) Formerly Brinson Growth & Income Portfolio Sub-Account. Change effective October 26, 2001.
(c)  From inception, May 1, 2001 to December 31, 2001.

_____________________________________ SA-93 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                 BB & T CAPITAL
                                             BB & T CAPITAL         MANAGER
                           AMSOUTH SELECT     APPRECIATION         AGGRESSIVE       BB & T GROWTH
                            EQUITY FUND           FUND            GROWTH FUND      AND INCOME FUND
                            SUB-ACCOUNT     SUB-ACCOUNT (D)     SUB-ACCOUNT (C)      SUB-ACCOUNT
                           --------------  ------------------  ------------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................   $   (80,610)        $   (76)           $   (8,023)       $    90,931
  Capital gains income...       --              --                   --                 --
  Net realized gain
   (loss) gain on
   security
   transactions..........        (3,440)            664                    18            (22,602)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     1,339,962             916                10,986           (297,791)
                            -----------         -------            ----------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,255,912           1,504                 2,981           (229,462)
                            -----------         -------            ----------        -----------
UNIT TRANSACTIONS:
  Purchases..............     3,418,995          13,344               982,413          6,390,474
  Net transfers..........    11,100,165           2,473             1,399,215         14,073,343
  Surrenders for benefit
   payments and fees.....      (785,537)           (754)               (9,979)        (3,015,082)
  Net annuity
   transactions..........       --              --                   --                 --
                            -----------         -------            ----------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    13,733,623          15,063             2,371,649         17,448,735
                            -----------         -------            ----------        -----------
  Net increase (decrease)
   in net assets.........    14,989,535          16,567             2,374,630         17,219,273
NET ASSETS:
  Beginning of period....     4,395,110         --                   --               35,316,515
                            -----------         -------            ----------        -----------
  End of period..........   $19,384,645         $16,567            $2,374,630        $52,535,788
                            ===========         =======            ==========        ===========

(c)  From inception, May 1, 2001 to December 31, 2001.
(d)  From inception, October 15, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-94 ____________________________________

                             BB & T LARGE    CALVERT SOCIAL     EVERGREEN VA
                            COMPANY GROWTH      BALANCED       CAPITAL GROWTH     EVERGREEN VA       EVERGREEN VA
                                 FUND          PORTFOLIO            FUND         FOUNDATION FUND     GROWTH FUND
                           SUB-ACCOUNT (D)    SUB-ACCOUNT     SUB-ACCOUNT (E)      SUB-ACCOUNT     SUB-ACCOUNT (F)
                           ----------------  --------------  ------------------  ---------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................       $   (60)       $  108,087       $  (176,689)       $   30,766        $  (189,140)
  Capital gains income...       --                 78,314           297,917           --               2,618,309
  Net realized gain
   (loss) gain on
   security
   transactions..........       --                (49,075)           13,411              (641)           232,775
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         1,032          (532,782)       (4,047,969)         (211,047)        (4,146,747)
                                -------        ----------       -----------        ----------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           972          (395,456)       (3,913,330)         (180,922)        (1,484,803)
                                -------        ----------       -----------        ----------        -----------
UNIT TRANSACTIONS:
  Purchases..............       --                435,716         2,953,130           709,530            780,694
  Net transfers..........        44,954          (134,955)          221,937         1,060,825         (1,220,546)
  Surrenders for benefit
   payments and fees.....       --               (488,790)       (2,441,287)          (50,646)          (839,120)
  Net annuity
   transactions..........       --                (35,355)           (5,875)          --                  (3,700)
                                -------        ----------       -----------        ----------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        44,954          (223,384)          727,905         1,719,709         (1,282,672)
                                -------        ----------       -----------        ----------        -----------
  Net increase (decrease)
   in net assets.........        45,926          (618,840)       (3,185,425)        1,538,787         (2,767,475)
NET ASSETS:
  Beginning of period....       --              4,875,769        26,733,207         7,851,864         17,362,010
                                -------        ----------       -----------        ----------        -----------
  End of period..........       $45,926        $4,256,929       $23,547,782        $9,390,651        $14,594,535
                                =======        ==========       ===========        ==========        ===========

                              EVERGREEN VA
                             INTERNATIONAL     EVERGREEN VA
                              GROWTH FUND       OMEGA FUND
                            SUB-ACCOUNT (G)    SUB-ACCOUNT
                           ------------------  ------------
OPERATIONS:
  Net investment income
   (loss)................     $   (69,009)     $  (137,324)
  Capital gains income...       1,705,221          --
  Net realized gain
   (loss) gain on
   security
   transactions..........        (463,659)        (110,028)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (5,748,651)      (1,585,488)
                              -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (4,576,098)      (1,832,840)
                              -----------      -----------
UNIT TRANSACTIONS:
  Purchases..............         860,184        2,820,812
  Net transfers..........      (1,489,442)       1,888,558
  Surrenders for benefit
   payments and fees.....      (1,296,907)        (469,495)
  Net annuity
   transactions..........          (5,516)          (1,298)
                              -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (1,931,681)       4,238,577
                              -----------      -----------
  Net increase (decrease)
   in net assets.........      (6,507,779)       2,405,737
NET ASSETS:
  Beginning of period....      24,232,686        8,788,671
                              -----------      -----------
  End of period..........     $17,724,907      $11,194,408
                              ===========      ===========

(c)  From inception, May 1, 2001 to December 31, 2001.
(d)  From inception, October 15, 2001 to December 31, 2001.
(e) Effective February 1, 2001, Mentor VIP Capital Growth Fund Sub-Account merged with Evergreen VA Capital Growth Fund Sub-Account.
(f) Effective February 1, 2001, Mentor VIP VA Growth Fund Sub-Account merged with Evergreen VA Growth Fund Sub-Account.
(g) Effective February 1, 2001, Mentor VIP Perpetual International Fund Sub-Account merged with Evergreen VA Perpetual International Sub-Account.

_____________________________________ SA-95 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                            EVERGREEN VA     FIRST AMERICAN     FIRST AMERICAN    FIRST AMERICAN
                           SPECIAL EQUITY    INTERNATIONAL     LARGE CAP GROWTH  SMALL CAP GROWTH
                                FUND           PORTFOLIO          PORTFOLIO         PORTFOLIO
                            SUB-ACCOUNT     SUB-ACCOUNT (C)    SUB-ACCOUNT (C)   SUB-ACCOUNT (D)
                           --------------  ------------------  ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................     $ (8,192)          $  (17)            $  (15)          $    (6)
  Capital gains income...      --               --                 --                --
  Net realized gain
   (loss) gain on
   security
   transactions..........       (8,455)         --                 --                --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (37,137)            (289)              (220)              324
                              --------           ------             ------           -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (53,784)            (306)              (235)              318
                              --------           ------             ------           -------
UNIT TRANSACTIONS:
  Purchases..............      146,025            2,870              2,460            24,288
  Net transfers..........      127,067          --                     576           --
  Surrenders for benefit
   payments and fees.....      (37,985)               1                  2           --
  Net annuity
   transactions..........       (2,180)         --                 --                --
                              --------           ------             ------           -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      232,927            2,871              3,038            24,288
                              --------           ------             ------           -------
  Net increase (decrease)
   in net assets.........      179,143            2,565              2,803            24,606
NET ASSETS:
  Beginning of period....      506,022          --                 --                --
                              --------           ------             ------           -------
  End of period..........     $685,165           $2,565             $2,803           $24,606
                              ========           ======             ======           =======

(c)  From inception, May 1, 2001 to December 31, 2001.
(d)  From inception, October 15, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-96 ____________________________________

                             FIRST AMERICAN                                                         FIDELITY VIP
                               TECHNOLOGY      FIDELITY VIP ASSET   FIDELITY VIP   FIDELITY VIP II    OVERSEAS
                               PORTFOLIO          MANAGER FUND      GROWTH FUND    CONTRAFUND FUND      FUND
                            SUB-ACCOUNT (H)       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ------------------  ------------------  --------------  ---------------  ------------
OPERATIONS:
  Net investment income
   (loss)................      $     (14)          $  147,317       $  (318,113)     $   (86,134)   $   166,588
  Capital gains income...       --                     78,308         2,155,319          578,612        339,241
  Net realized gain
   (loss) gain on
   security
   transactions..........       --                     (3,784)         (427,345)         (78,485)       (34,731)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................           (347)            (495,336)       (7,695,954)      (3,527,265)    (1,494,324)
                               ---------           ----------       -----------      -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           (361)            (273,495)       (6,286,093)      (3,113,272)    (1,023,226)
                               ---------           ----------       -----------      -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............          2,387              525,856         3,000,144        2,152,248        540,339
  Net transfers..........            768             (143,377)       (2,104,147)        (278,443)      (373,367)
  Surrenders for benefit
   payments and fees.....              8             (332,366)       (2,062,191)      (1,365,013)      (266,287)
  Net annuity
   transactions..........       --                   --                  (1,049)             (42)       --
                               ---------           ----------       -----------      -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          3,163               50,113        (1,167,243)         508,750        (99,315)
                               ---------           ----------       -----------      -----------    -----------
  Net increase (decrease)
   in net assets.........          2,802             (223,382)       (7,453,336)      (2,604,522)    (1,122,541)
NET ASSETS:
  Beginning of period....       --                  5,293,909        33,497,004       22,955,378      4,711,706
                               ---------           ----------       -----------      -----------    -----------
  End of period..........      $   2,802           $5,070,527       $26,043,668      $20,350,856    $ 3,589,165
                               =========           ==========       ===========      ===========    ===========

                                                 FIRST HORIZON
                              FIFTH THIRD           CAPITAL
                             QUALITY GROWTH       APPRECIATION
                                VIP FUND           PORTFOLIO
                            SUB-ACCOUNT (H)     SUB-ACCOUNT (I)
                           ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................       $ (1,101)           $   (54)
  Capital gains income...       --                  --
  Net realized gain
   (loss) gain on
   security
   transactions..........           (380)           --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          6,440              3,739
                                --------            -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          4,959              3,685
                                --------            -------
UNIT TRANSACTIONS:
  Purchases..............        356,497             21,637
  Net transfers..........        169,628              7,483
  Surrenders for benefit
   payments and fees.....         (1,812)               190
  Net annuity
   transactions..........       --                  --
                                --------            -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        524,313             29,310
                                --------            -------
  Net increase (decrease)
   in net assets.........        529,272             32,995
NET ASSETS:
  Beginning of period....       --                  --
                                --------            -------
  End of period..........       $529,272            $32,995
                                ========            =======

(c)  From inception, May 1, 2001 to December 31, 2001.
(d)  From inception, October 15, 2001 to December 31, 2001.
(h)  From inception, January 29, 2001 to December 31, 2001.
(i)  From inception, September 4, 2001 to December 31, 2001.

_____________________________________ SA-97 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                             FIRST HORIZON                                       HARTFORD CAPITAL
                            GROWTH & INCOME    HARTFORD ADVISERS  HARTFORD BOND  APPRECIATION HLS
                               PORTFOLIO           HLS FUND         HLS FUND           FUND
                            SUB-ACCOUNT (I)       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ------------------  -----------------  -------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................       $ (1,186)       $   77,210,694    $ 18,048,875   $   (19,432,262)
  Capital gains income...       --                 248,454,085         --            907,285,413
  Net realized gain
   (loss) gain on
   security
   transactions..........             12           (22,252,251)         81,607       (18,328,355)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         23,994          (621,932,424)     18,011,363    (1,151,313,131)
                                --------        --------------    ------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         22,820          (318,519,896)     36,141,845      (281,788,335)
                                --------        --------------    ------------   ---------------
UNIT TRANSACTIONS:
  Purchases..............        739,478           171,136,017      50,384,591       169,816,824
  Net transfers..........        227,686            37,277,635     240,226,898       111,814,401
  Surrenders for benefit
   payments and fees.....         (1,906)         (621,958,966)    (63,506,608)     (296,954,657)
  Net annuity
   transactions..........       --                  (1,038,251)        (82,297)          (32,138)
                                --------        --------------    ------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        965,258          (414,583,565)    227,022,584       (15,355,570)
                                --------        --------------    ------------   ---------------
  Net increase (decrease)
   in net assets.........        988,078          (733,103,461)    263,164,429      (297,143,905)
NET ASSETS:
  Beginning of period....       --               5,435,216,088     428,475,385     3,355,040,266
                                --------        --------------    ------------   ---------------
  End of period..........       $988,078        $4,702,112,627    $691,639,814   $ 3,057,896,361
                                ========        ==============    ============   ===============

(i)  From inception, September 4, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-98 ____________________________________

                           HARTFORD DIVIDEND                      HARTFORD GLOBAL   HARTFORD GLOBAL    HARTFORD GLOBAL
                            AND GROWTH HLS      HARTFORD FOCUS      ADVISERS HLS     COMMUNICATIONS   FINANCIAL SERVICES
                                 FUND              HLS FUND             FUND            HLS FUND           HLS FUND
                              SUB-ACCOUNT      SUB-ACCOUNT (C)    SUB-ACCOUNT (J)   SUB-ACCOUNT (C)    SUB-ACCOUNT (C)
                           -----------------  ------------------  ----------------  ----------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................   $    3,386,771       $   (26,395)       $   (560,824)      $    2,122         $    1,229
  Capital gains income...       64,410,605          --                 5,768,475         --                 --
  Net realized gain
   (loss) gain on
   security
   transactions..........       (2,538,019)               64            (981,529)         (11,626)           (17,514)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (121,177,644)          633,448         (12,210,950)         (45,386)           (14,082)
                            --------------       -----------        ------------       ----------         ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (55,918,287)          607,117          (7,984,828)         (54,890)           (30,367)
                            --------------       -----------        ------------       ----------         ----------
UNIT TRANSACTIONS:
  Purchases..............       57,492,172         2,519,124           4,039,616          210,257            743,443
  Net transfers..........       93,651,113         7,787,444          (3,990,072)         957,274          1,836,998
  Surrenders for benefit
   payments and fees.....      (89,511,707)         (124,606)         (8,082,247)         (25,966)           (40,090)
  Net annuity
   transactions..........         (401,849)         --                    (2,752)        --                 --
                            --------------       -----------        ------------       ----------         ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       61,229,729        10,181,962          (8,035,455)       1,141,565          2,540,351
                            --------------       -----------        ------------       ----------         ----------
  Net increase (decrease)
   in net assets.........        5,311,442        10,789,079         (16,020,283)       1,086,675          2,509,984
NET ASSETS:
  Beginning of period....    1,015,850,577          --               107,261,110         --                 --
                            --------------       -----------        ------------       ----------         ----------
  End of period..........   $1,021,162,019       $10,789,079        $ 91,240,827       $1,086,675         $2,509,984
                            ==============       ===========        ============       ==========         ==========

                                            HARTFORD GLOBAL
                           HARTFORD GLOBAL    LEADERS HLS
                           HEALTH HLS FUND       FUND
                             SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................    $  (760,944)    $ (1,137,684)
  Capital gains income...       --              1,703,521
  Net realized gain
   (loss) gain on
   security
   transactions..........       (328,172)      (1,619,881)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      2,824,491      (29,761,833)
                             -----------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      1,735,375      (30,815,877)
                             -----------     ------------
UNIT TRANSACTIONS:
  Purchases..............     10,250,871       12,171,462
  Net transfers..........     22,163,815       (2,081,524)
  Surrenders for benefit
   payments and fees.....     (4,344,126)     (11,397,228)
  Net annuity
   transactions..........         29,762          134,280
                             -----------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     28,100,322       (1,173,010)
                             -----------     ------------
  Net increase (decrease)
   in net assets.........     29,835,697      (31,988,887)
NET ASSETS:
  Beginning of period....     47,212,520      176,379,458
                             -----------     ------------
  End of period..........    $77,048,217     $144,390,571
                             ===========     ============

(i)  From inception, September 4, 2001 to December 31, 2001.
(c)  From inception, May 1, 2001 to December 31, 2001.
(j) Formerly Hartford International Advisers HLS Fund Sub-Account. Change effective May 1, 2001.

_____________________________________ SA-99 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                             HARTFORD GROWTH
                           HARTFORD GLOBAL   AND INCOME HLS   HARTFORD HIGH   HARTFORD INDEX
                            TECHNOLOGY HLS        FUND        YIELD HLS FUND     HLS FUND
                           SUB-ACCOUNT (C)     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ----------------  ---------------  --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $   (422,377)    $ (1,517,191)    $  (575,613)   $  (2,948,781)
  Capital gains income...        --              4,754,460         --            12,651,972
  Net realized gain
   (loss) gain on
   security
   transactions..........        (963,284)        (887,756)         46,428      (12,691,961)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (8,903,049)     (14,330,224)        303,875     (109,094,984)
                             ------------     ------------     -----------    -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (10,288,710)     (11,980,711)       (225,310)    (112,083,754)
                             ------------     ------------     -----------    -------------
UNIT TRANSACTIONS:
  Purchases..............       4,548,034       14,825,599       7,935,695       26,111,865
  Net transfers..........      16,159,154        8,493,283      25,678,661      (10,810,507)
  Surrenders for benefit
   payments and fees.....      (3,116,597)      (9,817,141)     (5,869,041)     (73,988,841)
  Net annuity
   transactions..........          29,741           71,641          77,923         (246,822)
                             ------------     ------------     -----------    -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      17,620,332       13,573,382      27,823,238      (58,934,305)
                             ------------     ------------     -----------    -------------
  Net increase (decrease)
   in net assets.........       7,331,622        1,592,671      27,597,928     (171,018,059)
NET ASSETS:
  Beginning of period....      27,828,787      118,401,327      28,105,389      830,733,068
                             ------------     ------------     -----------    -------------
  End of period..........    $ 35,160,409     $119,993,998     $55,703,317    $ 659,715,009
                             ============     ============     ===========    =============

(c)  From inception, May 1, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-100 ____________________________________

                                 HARTFORD             HARTFORD           HARTFORD
                              INTERNATIONAL        INTERNATIONAL       INTERNATIONAL
                           CAPITAL APPRECIATION    SMALL COMPANY       OPPORTUNITIES    HARTFORD MIDCAP  HARTFORD MIDCAP
                                 HLS FUND             HLS FUND        HLS FUND, INC.       HLS FUND      VALUE HLS FUND
                             SUB-ACCOUNT (C)      SUB-ACCOUNT (C)       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           --------------------  ------------------  -----------------  ---------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................       $   (8,133)           $   (666)        $  (3,942,588)    $  (8,026,334)    $   (76,459)
  Capital gains income...        --                   --                  49,525,028        79,684,773        --
  Net realized gain
   (loss) gain on
   security
   transactions..........           70,049              (5,511)           (2,275,769)       (7,024,837)        (32,235)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................           30,401             (28,095)         (111,540,246)     (103,422,075)      2,328,493
                                ----------            --------         -------------     -------------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           92,317             (34,272)          (68,233,575)      (38,788,473)      2,219,799
                                ----------            --------         -------------     -------------     -----------
UNIT TRANSACTIONS:
  Purchases..............        2,171,704             206,321             9,299,328        38,857,387       8,499,900
  Net transfers..........          726,588             697,063           (18,284,456)       17,727,583      24,814,071
  Surrenders for benefit
   payments and fees.....           (9,965)            (43,413)          (48,842,692)      (46,490,975)       (565,653)
  Net annuity
   transactions..........        --                   --                      61,557           268,529          33,962
                                ----------            --------         -------------     -------------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        2,888,327             859,971           (57,766,263)       10,362,524      32,782,280
                                ----------            --------         -------------     -------------     -----------
  Net increase (decrease)
   in net assets.........        2,980,644             825,699          (125,999,838)      (28,425,949)     35,002,079
NET ASSETS:
  Beginning of period....        --                   --                 427,599,607       658,896,878        --
                                ----------            --------         -------------     -------------     -----------
  End of period..........       $2,980,644            $825,699         $ 301,599,769     $ 630,470,929     $35,002,079
                                ==========            ========         =============     =============     ===========


                                            HARTFORD MORTGAGE
                           HARTFORD MONEY    SECURITIES HLS
                           MARKET HLS FUND     FUND, INC.
                             SUB-ACCOUNT       SUB-ACCOUNT
                           ---------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................   $  13,238,164     $  7,145,618
  Capital gains income...           6,217         --
  Net realized gain
   (loss) gain on
   security
   transactions..........        --                 35,498
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................              20        2,492,765
                            -------------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      13,244,401        9,673,881
                            -------------     ------------
UNIT TRANSACTIONS:
  Purchases..............      72,861,948       10,311,208
  Net transfers..........     314,397,243       46,240,473
  Surrenders for benefit
   payments and fees.....    (201,042,438)     (26,445,558)
  Net annuity
   transactions..........        (105,271)         104,228
                            -------------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     186,111,482       30,210,351
                            -------------     ------------
  Net increase (decrease)
   in net assets.........     199,355,883       39,884,232
NET ASSETS:
  Beginning of period....     455,286,283      152,390,859
                            -------------     ------------
  End of period..........   $ 654,642,166     $192,275,091
                            =============     ============

(c)  From inception, May 1, 2001 to December 31, 2001.

____________________________________ SA-101 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                           HARTFORD SMALL                                      HUNTINGTON VA
                            COMPANY HLS    HARTFORD STOCK    HARTFORD VALUE       INCOME
                                FUND          HLS FUND          HLS FUND        EQUITY FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT (C)     SUB-ACCOUNT
                           --------------  --------------  ------------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $ (3,236,792)  $  (13,782,829)    $    (6,625)      $   11,463
  Capital gains income...     18,785,670      210,109,491          53,298          --
  Net realized gain
   (loss) gain on
   security
   transactions..........     (5,285,186)     (31,009,879)            617              521
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (61,033,025)    (587,884,649)        360,621          (26,898)
                            ------------   --------------     -----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (50,769,333)    (422,567,866)        407,911          (14,914)
                            ------------   --------------     -----------       ----------
UNIT TRANSACTIONS:
  Purchases..............     12,822,554      107,242,300       2,556,702        1,183,977
  Net transfers..........        (66,487)     (14,537,360)     12,533,763          976,614
  Surrenders for benefit
   payments and fees.....    (19,932,466)    (279,550,389)       (502,426)        (238,184)
  Net annuity
   transactions..........         73,277       (1,678,223)        138,730          --
                            ------------   --------------     -----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (7,103,122)    (188,523,672)     14,726,769        1,922,407
                            ------------   --------------     -----------       ----------
  Net increase (decrease)
   in net assets.........    (57,872,455)    (611,091,538)     15,134,680        1,907,493
NET ASSETS:
  Beginning of period....    311,518,868    3,165,772,971        --              1,401,102
                            ------------   --------------     -----------       ----------
  End of period..........   $253,646,413   $2,554,681,433     $15,134,680       $3,308,595
                            ============   ==============     ===========       ==========

(c)  From inception, May 1, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-102 ____________________________________

                             HUNTINGTON VA                           HUNTINGTON VA                       MERRILL LYNCH
                                DIVIDEND         HUNTINGTON VA          MID CORP        HUNTINGTON VA    GLOBAL GROWTH
                              CAPTURE FUND        GROWTH FUND         AMERICA FUND     NEW ECONOMY FUND   FOCUS FUND
                            SUB-ACCOUNT (D)     SUB-ACCOUNT (C)     SUB-ACCOUNT (D)    SUB-ACCOUNT (D)    SUB-ACCOUNT
                           ------------------  ------------------  ------------------  ----------------  -------------
OPERATIONS:
  Net investment income
   (loss)................       $    35             $   (670)           $   (36)            $   (9)        $   (335)
  Capital gains income...       --                  --                  --                 --                --
  Net realized gain
   (loss) gain on
   security
   transactions..........       --                         3            --                 --               (10,526)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................           118                1,896              1,526                326          (14,950)
                                -------             --------            -------             ------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           153                1,229              1,490                317          (25,811)
                                -------             --------            -------             ------         --------
UNIT TRANSACTIONS:
  Purchases..............        12,198              158,509             60,458              7,623           --
  Net transfers..........         1,543               90,453              2,312                615           (5,094)
  Surrenders for benefit
   payments and fees.....            (1)                (254)                (1)           --               (10,796)
  Net annuity
   transactions..........       --                  --                  --                 --                --
                                -------             --------            -------             ------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        13,740              248,708             62,769              8,238          (15,890)
                                -------             --------            -------             ------         --------
  Net increase (decrease)
   in net assets.........        13,893              249,937             64,259              8,555          (41,701)
NET ASSETS:
  Beginning of period....       --                  --                  --                 --                98,827
                                -------             --------            -------             ------         --------
  End of period..........       $13,893             $249,937            $64,259             $8,555         $ 57,126
                                =======             ========            =======             ======         ========

                                             NATIONS MARSICO
                            MERRILL LYNCH     INTERNATIONAL
                           LARGE CAP GROWTH   OPPORTUNITIES
                              FOCUS FUND        PORTFOLIO
                           SUB-ACCOUNT (K)   SUB-ACCOUNT (L)
                           ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................      $  (517)        $  (118,677)
  Capital gains income...      --                    3,477
  Net realized gain
   (loss) gain on
   security
   transactions..........            4            (156,835)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (1,942)         (1,719,524)
                               -------         -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (2,455)         (1,991,559)
                               -------         -----------
UNIT TRANSACTIONS:
  Purchases..............        2,400             134,058
  Net transfers..........       37,547             404,972
  Surrenders for benefit
   payments and fees.....         (940)           (698,974)
  Net annuity
   transactions..........      --                 --
                               -------         -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       39,007            (159,944)
                               -------         -----------
  Net increase (decrease)
   in net assets.........       36,552          (2,151,503)
NET ASSETS:
  Beginning of period....       25,136          12,656,970
                               -------         -----------
  End of period..........      $61,688         $10,505,467
                               =======         ===========

(c)  From inception, May 1, 2001 to December 31, 2001.
(d)  From inception, October 15, 2001 to December 31, 2001.
(k) Formerly Mercury V.I. U.S. Large Cap Fund Sub-Account. Change effective May 1, 2001.
(l) Formerly Nations International Growth Portfolio Sub-Account. Change effective May 1, 2001.

____________________________________ SA-103 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                           NATIONS HIGH      NATIONS           NATIONS
                            YIELD BOND    INTERNATIONAL    MARSICO FOCUSED
                            PORTFOLIO    VALUE PORTFOLIO  EQUITIES PORTFOLIO
                           SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  ---------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................   $  335,195     $   (8,960)       $ (1,550,080)
  Capital gains income...      --              37,024           --
  Net realized gain
   (loss) gain on
   security
   transactions..........           (6)       (11,250)         (3,628,095)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (250,595)      (477,245)        (23,399,169)
                            ----------     ----------        ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       84,594       (460,431)        (28,577,344)
                            ----------     ----------        ------------
UNIT TRANSACTIONS:
  Purchases..............      476,842      1,122,167           3,673,183
  Net transfers..........    3,430,623      5,778,206          (1,057,963)
  Surrenders for benefit
   payments and fees.....     (122,604)      (171,246)         (9,242,210)
  Net annuity
   transactions..........      --             --                  (26,617)
                            ----------     ----------        ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    3,784,861      6,729,127          (6,653,607)
                            ----------     ----------        ------------
  Net increase (decrease)
   in net assets.........    3,869,455      6,268,696         (35,230,951)
NET ASSETS:
  Beginning of period....      381,059      1,175,573         148,731,067
                            ----------     ----------        ------------
  End of period..........   $4,250,514     $7,444,269        $113,500,116
                            ==========     ==========        ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-104 ____________________________________

                             NATIONS ASSET                       NATIONS MARSICO  NATIONS MARSICO
                               ALLOCATION      NATIONS CAPITAL   GROWTH & INCOME    21ST CENTURY     NATIONS MIDCAP
                               PORTFOLIO       GROWTH PORTFOLIO     PORTFOLIO        PORTFOLIO      GROWTH PORTFOLIO
                            SUB-ACCOUNT (M)    SUB-ACCOUNT (N)     SUB-ACCOUNT    SUB-ACCOUNT (O)   SUB-ACCOUNT (C)
                           ------------------  ----------------  ---------------  ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................      $   68,551        $  (164,575)     $   (965,471)     $   (50,851)       $   (4,788)
  Capital gains income...        --                 --                --               --                --
  Net realized gain
   (loss) gain on
   security
   transactions..........         (14,083)          (455,089)       (2,115,611)        (179,995)              492
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (553,066)        (1,579,193)      (14,311,534)      (1,217,067)           46,291
                               ----------        -----------      ------------      -----------        ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (498,598)        (2,198,857)      (17,392,616)      (1,447,913)           41,995
                               ----------        -----------      ------------      -----------        ----------
UNIT TRANSACTIONS:
  Purchases..............         373,283            465,716         1,675,739          430,063           234,435
  Net transfers..........       2,287,940           (406,729)        1,312,654          274,888         1,339,813
  Surrenders for benefit
   payments and fees.....        (807,683)        (1,452,074)       (6,547,898)        (354,779)          (14,568)
  Net annuity
   transactions..........        --                 --                  (1,452)        --                --
                               ----------        -----------      ------------      -----------        ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       1,853,540         (1,393,087)       (3,560,957)         350,172         1,559,680
                               ----------        -----------      ------------      -----------        ----------
  Net increase (decrease)
   in net assets.........       1,354,942         (3,591,944)      (20,953,573)      (1,097,741)        1,601,675
NET ASSETS:
  Beginning of period....       7,309,107         16,695,447        90,758,366        5,099,977          --
                               ----------        -----------      ------------      -----------        ----------
  End of period..........      $8,664,049        $13,103,503      $ 69,804,793      $ 4,002,236        $1,601,675
                               ==========        ===========      ============      ===========        ==========

                             NATIONS SMALL
                                COMPANY        NATIONS VALUE
                               PORTFOLIO         PORTFOLIO
                            SUB-ACCOUNT (P)     SUB-ACCOUNT
                           ------------------  -------------
OPERATIONS:
  Net investment income
   (loss)................      $  (58,281)      $   (40,600)
  Capital gains income...          23,499           --
  Net realized gain
   (loss) gain on
   security
   transactions..........         (12,466)          (11,407)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         232,766          (872,195)
                               ----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         185,518          (924,202)
                               ----------       -----------
UNIT TRANSACTIONS:
  Purchases..............         347,716           341,320
  Net transfers..........       1,757,481         2,090,673
  Surrenders for benefit
   payments and fees.....        (420,694)         (878,610)
  Net annuity
   transactions..........        --                 --
                               ----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       1,684,503         1,553,383
                               ----------       -----------
  Net increase (decrease)
   in net assets.........       1,870,021           629,181
NET ASSETS:
  Beginning of period....       3,983,454        11,059,986
                               ----------       -----------
  End of period..........      $5,853,475       $11,689,167
                               ==========       ===========

(c)  From inception, May 1, 2001 to December 31, 2001.
(m) Formerly Nations Balanced Assets Portfolio Sub-Account. Change effective May 1, 2001.
(n) Formerly Nations Managed Index Portfolio Sub-Account. Change effective May 1, 2001.
(o) Formerly Nations Aggressive Growth Portfolio Sub-Account. Change effective May 1, 2001.
(p) Formerly Nations Managed Small Cap Index Portfolio Sub-Account. Change effective May 1, 2001.

____________________________________ SA-105 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                           PRUDENTIAL 20/20      PRUDENTIAL      PRUDENTIAL VALUE
                           FOCUS PORTFOLIO   JENNISON PORTFOLIO     PORTFOLIO
                             SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT (C)
                           ----------------  ------------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................      $ (2,305)         $  (22,234)         $     (1)
  Capital gains income...         3,013              13,512             5,511
  Net realized gain
   (loss) gain on
   security
   transactions..........         1,008              (3,130)               19
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (5,190)           (242,660)           (1,132)
                               --------          ----------          --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (3,474)           (254,512)            4,397
                               --------          ----------          --------
UNIT TRANSACTIONS:
  Purchases..............       128,121             673,641            98,151
  Net transfers..........        97,662             922,089            60,326
  Surrenders for benefit
   payments and fees.....        (5,260)           (106,117)              (12)
  Net annuity
   transactions..........       --                    9,715           --
                               --------          ----------          --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       220,523           1,499,328           158,465
                               --------          ----------          --------
  Net increase (decrease)
   in net assets.........       217,049           1,244,816           162,862
NET ASSETS:
  Beginning of period....       123,412           1,048,727           --
                               --------          ----------          --------
  End of period..........      $340,461          $2,293,543          $162,862
                               ========          ==========          ========

(c)  From inception, May 1, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-106 ____________________________________

                           PRUDENTIAL JENNISON                   SMITH BARNEY                    BRINSON SERIES
                              INTERNATIONAL      SMITH BARNEY    APPRECIATION   SMITH BARNEY   TACTICAL ALLOCATION
                            GROWTH PORTFOLIO    GOVERNMENT FUND      FUND      CASH PORTFOLIO       PORTFOLIO
                             SUB-ACCOUNT (C)      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT (Q)
                           -------------------  ---------------  ------------  --------------  -------------------
OPERATIONS:
  Net investment income
   (loss)................        $  (197)           $   756        $   (955)      $ 10,181         $   257,456
  Capital gains income...       --                  --                4,398        --                1,934,023
  Net realized gain
   (loss) gain on
   security
   transactions..........            (10)           --                 (143)       --                 (200,260)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (2,753)           --              (12,797)       --               (7,246,506)
                                 -------            -------        --------       --------         -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         (2,960)               756          (9,497)        10,181          (5,255,287)
                                 -------            -------        --------       --------         -----------
UNIT TRANSACTIONS:
  Purchases..............         19,134            --               --            --                3,194,654
  Net transfers..........         27,195            --               --            --                5,310,957
  Surrenders for benefit
   payments and fees.....              2             (1,993)         (4,293)       (75,387)         (3,303,265)
  Net annuity
   transactions..........       --                  --               --            --                    7,800
                                 -------            -------        --------       --------         -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         46,331             (1,993)         (4,293)       (75,387)          5,210,146
                                 -------            -------        --------       --------         -----------
  Net increase (decrease)
   in net assets.........         43,371             (1,237)        (13,790)       (65,206)            (45,141)
NET ASSETS:
  Beginning of period....       --                   28,527         218,364        400,080          34,299,099
                                 -------            -------        --------       --------         -----------
  End of period..........        $43,371            $27,290        $204,574       $334,874         $34,253,958
                                 =======            =======        ========       ========         ===========

                                VICTORY         VICTORY SMALL
                           DIVERSIFIED STOCK       COMPANY
                                 FUND            OPPORTUNITY
                            SUB-ACCOUNT (R)    SUB-ACCOUNT (R)
                           -----------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................     $   (2,253)          $  (127)
  Capital gains income...          1,164           --
  Net realized gain
   (loss) gain on
   security
   transactions..........           (719)                2
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         25,006             2,434
                              ----------           -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         23,198             2,309
                              ----------           -------
UNIT TRANSACTIONS:
  Purchases..............        321,892            47,397
  Net transfers..........        687,550            16,972
  Surrenders for benefit
   payments and fees.....         (8,674)               (1)
  Net annuity
   transactions..........       --                 --
                              ----------           -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,000,768            64,368
                              ----------           -------
  Net increase (decrease)
   in net assets.........      1,023,966            66,677
NET ASSETS:
  Beginning of period....       --                 --
                              ----------           -------
  End of period..........     $1,023,966           $66,677
                              ==========           =======

(c)  From inception, May 1, 2001 to December 31, 2001.
(q) Formerly Mitchell Hutchins Series Trust Tactical Allocation Portoflio Sub-Account. Change effective July 24, 2001.
(r)  From inception, February 1, 2001 to December 31, 2001.

____________________________________ SA-107 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

 1.  ORGANIZATION:

    Separate Account Two ("the Account") is a separate investment account within Hartford Life Insurance Company ("the Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractowners of the Company in various mutual funds ("the Funds") as directed by the contractowners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2002.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

   a) MORTALITY AND EXPENSE RISK CHARGES--The Company, will make deductions at a maximum annual rate of 1.50% of the contract's value for the mortality and expense risks, which the Company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 4.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

   c) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

____________________________________ SA-108 ____________________________________

 4.  PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31,2002 were as follows:

                                             PURCHASES        PROCEEDS
FUND                                          AT COST        FROM SALES
----                                      ---------------  ---------------
American Century VP Capital Appreciation
 Fund...................................  $       583,651  $     1,237,683
AIM V.I. Capital Appreciation Fund......          424,845        3,412,769
AIM V.I. High Yield Fund................        1,078,574        2,179,210
AIM V.I. Premier Equity Fund............        1,352,029        8,804,281
Alliance VP Global Bond Portfolio.......        1,001,848          491,830
Alliance VP Growth and Income
 Portfolio..............................          991,112          953,168
Armada Advantage Equity Growth Fund.....          378,844          247,060
Armada Advantage International Equity
 Fund...................................          222,648          248,042
Armada Advantage Mid Cap Growth Fund....          311,733          208,710
AmSouth Capital Growth Fund.............        3,380,311        1,059,836
AmSouth Value Fund......................        3,971,390       22,622,834
AmSouth Select Equtiy Fund..............       19,716,558        6,672,604
BB & T Capital Appreciation Fund........        1,845,391          145,742
BB & T Capital Manager Aggressive Growth
 Fund...................................        1,977,736          868,465
BB & T Growth and Income Fund...........       10,073,913        6,986,037
BB & T Large Company Growth Fund........        1,440,069          177,798
Calvert Social Balanced Portfolio.......          280,472          962,598
Evergreen VA Capital Growth Fund........        1,259,700        4,188,075
Evergreen VA Foundation Fund............        1,391,447        3,502,701
Evergreen VA Fund.......................          412,113          781,367
Evergreen VA Growth Fund................          331,442        2,510,810
Evergreen VA International Growth
 Fund...................................          743,946        3,457,905
Evergreen VA Omega Fund.................        1,471,666        3,224,942
Evergreen VA Small Cap Value Fund.......        1,644,491          411,647
Evergreen VA Special Equity Fund........          143,755          178,924
Evergreen VA High Income Fund...........          274,400          342,692
First American International
 Portfolio..............................               29        --
First American Large Cap Growth
 Portfolio..............................              126        --
First American Small Cap Growth
 Portfolio..............................        --                     201
First American Technology Portfolio.....              166        --
Fidelity VIP II Asset Manager
 Portfolio..............................          652,434          870,101
Fidelity VIP Growth Portfolio...........        2,089,022        4,879,192
Fidelity VIP II Contrafund..............        1,595,062        3,923,990
Fidelity VIP Overseas Portfolio.........          689,305          839,737
Fifth Third Balanced VIP Fund...........          181,613              526
Fifth Third Disciplined Value VIP
 Fund...................................          223,246              609
Fifth Third Mid Cap VIP Fund............          240,233              137
Fifth Third Quality Growth VIP Fund.....        3,339,714          358,340
First Horizon Capital Appreciation
 Portfolio..............................          544,765          135,844
First Horizon Growth & Income
 Portfolio..............................        3,416,170          330,812
Hartford Advisers HLS Fund..............      220,080,766      743,154,674
Hartford Bond HLS Fund..................      417,278,577      296,126,223
Hartford Capital Appreciation HLS
 Fund...................................      191,567,478      477,334,428
Hartford Dividend and Growth HLS Fund...      450,089,463      358,354,951
Hartford Focus HLS Fund.................        8,898,957        4,399,708
Hartford Global Advisers HLS Fund.......       30,788,718       41,970,492
Hartford Global Communications HLS
 Fund...................................        2,030,443          939,865
Hartford Global Financial Services HLS
 Fund...................................        3,944,517        1,345,967
Hartford Global Health HLS Fund.........      141,505,744      137,300,012
Hartford Global Leaders HLS Fund........      539,032,107      553,789,001
Hartford Global Technology HLS Fund.....       35,811,198       38,917,413
Hartford Growth and Income HLS Fund.....      136,923,936      129,435,497
Hartford Growth HLS Fund................        5,868,473          794,452

____________________________________ SA-109 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                             PURCHASES        PROCEEDS
FUND                                          AT COST        FROM SALES
----                                      ---------------  ---------------
Hartford Growth Opportunities HLS
 Fund...................................  $     3,368,791  $       408,453
Hartford High Yield HLS Fund............      291,335,599      262,358,341
Hartford Index HLS Fund.................       72,969,796      131,113,218
Hartford International Capital
 Appreciation HLS Fund..................       25,785,104       20,859,294
Hartford International Small Company HLS
 Fund...................................       13,482,034        7,021,666
Hartford International Opportunities HLS
 Fund...................................    2,097,065,432    2,169,900,698
Hartford MidCap HLS Fund................      332,060,143      448,730,490
Hartford MidCap Value HLS Fund..........      323,995,538      220,211,848
Hartford Money Market HLS Fund..........    4,209,564,694    4,180,707,162
Hartford Mortgage Securities HLS Fund...      188,652,359       78,840,031
Hartford Small Company HLS Fund.........      294,271,353      307,226,459
Hartford SmallCap Growth HLS Fund.......      115,262,718      109,092,758
Hartford Stock HLS Fund.................      122,637,913      455,172,701
Hartford U.S. Government Securities HLS
 Fund...................................      208,402,485       31,007,461
Hartford Value HLS Fund.................       23,005,063        4,053,513
Hartford Value Opportuniites HLS Fund...        2,865,698          463,832
Huntington Income Equity Fund...........        5,656,821          539,193
Huntington VA Dividend Capture Fund.....        3,425,653          171,836
Huntington VA Growth Fund...............        3,801,129          138,609
Huntington VA Mid Corp America Fund.....        3,282,716          161,455
Huntington VA New Economy Fund..........          732,352           91,743
Huntington VA Rotating Index Fund.......          849,587           78,382
Merrill Lynch Global Growth V.I. Fund...           23,250            1,605
Merrill Lynch Large Cap Growth V.I.
 Fund...................................           23,986            9,519
Nations Marsico International
 Opportunities Portfolio................        2,143,833        1,849,965
Nations High Yield Bond Portfolio.......        6,328,502        1,470,330
Nations International Value Portfolio...        4,257,115        1,822,086
Nations Marisco Focused Equities
 Portfolio..............................        3,811,467       19,592,817
Nations Asset Allocation Portfolio......        1,775,654        2,328,315
Nations Capital Growth Portfolio........          975,515        2,893,507
Nations Marisco Growth Portfolio........        2,556,586       14,054,110
Nations Marsico 21st Century
 Portfolio..............................        1,261,058        1,595,025
Nations Midcap Growth Portfolio.........        4,242,901          579,176
Nations Small Company Portfolio.........        3,967,697        1,252,432
Nations Value Portfolio.................        6,299,136        3,153,573
Jennison 20/20 Focus Portfolio..........          175,913           81,186
Prudential Jennison Growth..............          353,268          607,206
Prudential Value Portfolio..............          338,206           93,459
SP Jennison International Growth
 Portfolio..............................           19,820            3,660
Smith Barney Government Fund............              339            2,278
Smith Barney Appreciation Fund..........            4,508            4,262
Smith Barney Cash Portfolio.............            3,989           88,074
UBS Series Trust Tactical Allocation
 Portfolio..............................        2,601,085        9,440,398
Victory Variable Insurance Diversified
 Stock Fund.............................        1,001,634          241,348
Victory Variable Insurance Small Company
 Opportunity Fund.......................          197,448           16,545
STI Classic VT Capital Appreciation
 Fund...................................          230,480              279
STI Classic VT Growth & Income Fund.....          223,152              375
STI Classic VT Mid-Cap Equity Fund......          171,094              417
STI Classic VT Value Income Stock
 Fund...................................          250,328              100
                                          ---------------  ---------------
Grand Total.............................  $10,639,207,288  $11,360,611,092
                                          ===============  ===============

____________________________________ SA-110 ____________________________________

 5.  CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2002 was as follows:

                                                                     NET INCREASE
FUND                                  UNITS ISSUED   UNITS REDEEMED   (DECREASE)
----                                 --------------  --------------  -------------
American Century VP Capital
 Appreciation Fund.................         715,827      1,361,598        (645,771)
AIM V.I. Capital Appreciation
 Fund..............................         891,849      4,392,065      (3,500,216)
AIM V.I. High Yield Fund...........       1,811,015      3,261,337      (1,450,322)
AIM V.I. Premier Equity Fund.......       3,080,550     12,960,564      (9,880,014)
Alliance VP Global Bond
 Portfolio.........................         968,538        474,124         494,414
Alliance VP Growth and Income
 Portfolio.........................         962,772      1,045,293         (82,521)
Armada Advantage Equity Growth
 Fund..............................         589,024        422,440         166,584
Armada Advantage International
 Equity Fund.......................         401,474        457,394         (55,920)
Armada Advantage Mid Cap Growth
 Fund..............................         632,974        473,915         159,059
AmSouth Capital Growth Fund........       4,744,484      1,874,387       2,870,097
AmSouth Value Fund.................       7,027,395     25,069,170     (18,041,775)
AmSouth Select Equtiy Fund.........      23,193,133     11,235,944      11,957,189
BB & T Capital Appreciation Fund...       1,962,737        187,117       1,775,620
BB & T Capital Manager Aggressive
 Growth Fund.......................       2,296,334      1,043,323       1,253,011
BB & T Growth and Income Fund......      12,495,628     10,482,526       2,013,102
BB & T Large Company Growth Fund...       1,755,100        233,249       1,521,851
Calvert Social Balanced
 Portfolio.........................         133,479        435,403        (301,924)
Evergreen VA Capital Growth Fund...       1,696,814      4,738,144      (3,041,330)
Evergreen VA Foundation Fund.......       1,703,049      4,714,249      (3,011,200)
Evergreen VA Fund..................         744,707      1,392,938        (648,231)
Evergreen VA Growth Fund...........         722,853      2,999,911      (2,277,058)
Evergreen VA International Growth
 Fund..............................         972,613      3,540,834      (2,568,221)
Evergreen VA Omega Fund............       2,925,074      5,744,861      (2,819,787)
Evergreen VA Small Cap Value
 Fund..............................       1,424,335        439,567         984,768
Evergreen VA Special Equity Fund...         213,636        272,568         (58,932)
Evergreen VA High Income Fund......         254,870        339,745         (84,875)
First American Large Cap Growth
 Portfolio.........................             242       --                   242
First American Technology
 Portfolio.........................             726       --                   726
Fidelity VIP II Asset Manager
 Portfolio.........................         468,807        708,356        (239,549)
Fidelity VIP Growth Portfolio......       2,155,051      3,983,910      (1,828,859)
Fidelity VIP II Contrafund.........       1,346,135      2,529,055      (1,182,920)
Fidelity VIP Overseas Portfolio....         773,283        912,036        (138,753)
Fifth Third Balanced VIP Fund......         172,163            356         171,807
Fifth Third Disciplined Value VIP
 Fund..............................         220,791            415         220,376
Fifth Third Mid Cap VIP Fund.......         231,880            161         231,719
Fifth Third Quality Growth VIP
 Fund..............................       4,777,171        442,085       4,335,086
First Horizon Capital Appreciation
 Portfolio.........................         545,758        124,585         421,173
First Horizon Growth & Income
 Portfolio.........................       4,188,525        545,559       3,642,966
Hartford Advisers HLS Fund.........     167,137,099    310,380,594    (143,243,495)
Hartford Bond HLS Fund.............     237,387,370    179,621,215      57,766,155
Hartford Capital Appreciation HLS
 Fund..............................     148,507,800    149,058,131        (550,331)
Hartford Dividend and Growth HLS
 Fund..............................     255,490,080    221,609,299      33,880,781
Hartford Focus HLS Fund............      12,125,806      7,343,325       4,782,481
Hartford Global Advisers HLS
 Fund..............................      37,077,367     44,084,806      (7,007,439)
Hartford Global Communications HLS
 Fund..............................       4,353,295      2,212,709       2,140,586
Hartford Global Financial Services
 HLS Fund..........................       5,238,268      2,277,942       2,960,326
Hartford Global Health HLS Fund....     125,221,675    124,306,398         915,277
Hartford Global Leaders HLS Fund...     436,085,276    443,698,653      (7,613,377)
Hartford Global Technology HLS
 Fund..............................     126,432,452    134,143,794      (7,711,342)
Hartford Growth and Income HLS
 Fund..............................     152,979,924    144,115,267       8,864,657
Hartford Growth HLS Fund...........       7,041,318      1,214,348       5,826,970
Hartford Growth Opportunities HLS
 Fund..............................       4,428,620        630,725       3,797,895
Hartford High Yield HLS Fund.......     309,224,054    281,762,514      27,461,540

____________________________________ SA-111 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                                     NET INCREASE
FUND                                  UNITS ISSUED   UNITS REDEEMED   (DECREASE)
----                                 --------------  --------------  -------------
Hartford Index HLS Fund............      41,206,367     55,468,564     (14,262,197)
Hartford International Capital
 Appreciation HLS Fund.............      36,500,672     29,828,372       6,672,300
Hartford International Small
 Company HLS Fund..................      17,075,182     10,613,914       6,461,268
Hartford International
 Opportunities HLS Fund............   1,963,107,597  2,008,897,358     (45,789,761)
Hartford MidCap HLS Fund...........     156,085,272    210,955,881     (54,870,609)
Hartford MidCap Value HLS Fund.....     389,524,379    283,483,012     106,041,367
Hartford Money Market HLS Fund.....   2,642,713,631  2,616,232,857      26,480,774
Hartford Mortgage Securities HLS
 Fund..............................      98,944,330     52,460,630      46,483,700
Hartford Small Company HLS Fund....     244,915,079    249,639,383      (4,724,304)
Hartford SmallCap Growth HLS
 Fund..............................     156,486,397    147,967,121       8,519,276
Hartford Stock HLS Fund............      88,563,825    151,567,595     (63,003,770)
Hartford U.S. Government Securities
 HLS Fund..........................     228,055,329     56,820,909     171,234,420
Hartford Value HLS Fund............      32,963,485     11,868,612      21,094,873
Hartford Value Opportuniites HLS
 Fund..............................       3,567,350        600,714       2,966,636
Huntington Income Equity Fund......       6,052,659        923,364       5,129,295
Huntington VA Dividend Capture
 Fund..............................       3,386,785        198,360       3,188,425
Huntington VA Growth Fund..........       4,895,419        240,632       4,654,787
Huntington VA Mid Corp America
 Fund..............................       3,235,711        186,564       3,049,147
Huntington VA New Economy Fund.....         770,143        101,487         668,656
Huntington VA Rotating Index
 Fund..............................         940,236         92,845         847,391
Merrill Lynch Global Growth V.I.
 Fund..............................          34,933          1,353          33,580
Merrill Lynch Large Cap Growth V.I.
 Fund..............................          32,094         11,774          20,320
Nations Marsico International
 Opportunities Portfolio...........       2,543,595      2,053,374         490,221
Nations Annuity High Yield Bond
 Portfolio.........................       6,635,457      2,310,986       4,324,471
Nations Annuity International Value
 Portfolio.........................       5,593,808      3,114,116       2,479,692
Nations Annuity Marisco Focused
 Equities Portfolio................       7,913,674     19,754,239     (11,840,565)
Nations Asset Allocation
 Portfolio.........................       2,237,971      2,857,690        (619,719)
Nations Capital Growth Portfolio...       1,784,838      4,186,459      (2,401,621)
Nations Marisco Growth Portfolio...       4,773,527     13,770,048      (8,996,521)
Nations Marsico 21st Century
 Portfolio.........................       2,527,983      3,018,165        (490,182)
Nations Midcap Growth Portfolio....       7,180,389      1,423,714       5,756,675
Nations Small Company Portfolio....       5,118,412      2,156,984       2,961,428
Nations Value Portfolio............       7,766,403      4,148,134       3,618,269
Jennison 20/20 Focus Portfolio.....         200,941        101,589          99,352
Prudential Jennison Growth.........         699,006      1,052,839        (353,833)
Prudential Value Portfolio.........         320,957         19,827         301,130
SP Jennison International Growth
 Portfolio.........................          32,768          7,024          25,744
Smith Barney Government Fund.......        --                  689            (689)
Smith Barney Appreciation Fund.....        --                  228            (228)
Smith Barney Cash Portfolio........        --               25,362         (25,362)
UBS Series Trust Tactical
 Allocation Portfolio..............       4,611,239     12,854,239      (8,243,000)
Victory Variable Insurance
 Diversified Stock Fund............         126,110         38,357          87,753
Victory Variable Insurance Small
 Company Opportunity Fund..........          21,086          1,697          19,389
STI Classic VT Capital Appreciation
 Fund..............................         222,116            386         221,730
STI Classic VT Growth & Income
 Fund..............................         211,393            221         211,172
STI Classic VT Mid-Cap Equity
 Fund..............................         164,859            224         164,635
STI Classic VT Value Income Stock
 Fund..............................         229,490            698         228,792

____________________________________ SA-112 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002
 6.  FINANCIAL HIGHLIGHTS:

    The following is a summary of units owned by participants, unit fair value, contract owners' equity, expense ratios and total return showing the minimum and maximum contract charges for which a series of each subaccount had issued or outstanding during the reporting period.

                                                                                        INVESTMENT
                                                     UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -------------  -----------  --------------  -------  ----------  -----------
AMERICAN CENTURY VP CAPITAL APPRECIATION FUND
  2002  Lowest contract charges          109,764  $ 0.935019   $      102,631    0.71%     --           (21.75)%
        Highest contract charges       2,578,750    0.911849        2,351,430    1.25%     --           (22.18)%
        Remaining contract
        charges                         --            --             --          --        --           --
  2001  Lowest contract charges          410,755    1.194927          490,822    0.69%     --           (28.57)%
        Highest contract charges       2,923,529    1.171752        3,425,651    1.24%     --           (28.96)%
        Remaining contract
        charges                         --            --             --          --        --           --
AIM V.I. CAPITAL APPRECIATION FUND
  2002  Lowest contract charges        9,360,063    0.719565        6,735,174    1.25%     --           (25.30)%
        Highest contract charges          88,090    0.712140           62,732    1.17%     --           (20.48)%
        Remaining contract
        charges                        1,910,251      --            1,366,912    --        --           --
  2001  Lowest contract charges       12,461,155    0.963222       12,002,858    1.24%     --           (24.23)%
        Highest contract charges         196,247    0.957596          187,925    1.43%     --           (28.88)%
        Remaining contract
        charges                        2,201,218      --            2,112,045    --        --           --
AIM V.I. HIGH YIELD FUND
  2002  Lowest contract charges        6,972,227    0.689391        4,806,591    1.25%     --            (7.01)%
        Highest contract charges          53,422    0.682312           36,450    1.11%     --            (6.59)%
        Remaining contract
        charges                        1,427,191      --              978,320    --        --           --
  2001  Lowest contract charges        8,484,655    0.741345        6,290,057    1.24%       9.96%       (6.18)%
        Highest contract charges         106,205    0.737050           78,278    1.42%      29.30%      (13.71)%
        Remaining contract
        charges                        1,312,302      --              969,209    --        --
AIM V.I. PREMIER EQUITY FUND
  2002  Lowest contract charges       27,105,865    0.672012       18,215,467    1.25%       0.29%      (31.13)%
        Highest contract charges         302,972    0.665765          201,708    1.60%       0.30%      (31.37)%
        Remaining contract
        charges                        5,663,349    0.000000        3,786,115    --        --           --
  2001  Lowest contract charges       35,646,543    0.975718       34,780,973    1.23%       0.12%      (13.65)%
        Highest contract charges         302,889    0.970041          293,815    1.43%       0.27%      (18.10)%
        Remaining contract
        charges                        7,002,766      --            6,807,704    --        --
ALLIANCE VP GLOBAL BOND PORTFOLIO
  2002  Lowest contract charges        1,057,195    1.078367        1,140,044    1.25%       0.78%       15.14%
        Highest contract charges           4,955    1.060382            5,254    1.82%     --            14.45%
        Remaining contract
        charges                          208,041      --              217,113    --        --           --
  2001  Lowest contract charges          710,781    0.936542          665,676    1.24%       3.86%       (6.23)%
        Highest contract charges          44,166    0.905750           40,004    1.49%       4.15%       (6.47)%
        Remaining contract
        charges                           20,830      --               19,431    --        --           --
ALLIANCE VP GROWTH AND INCOME PORTFOLIO
  2002  Lowest contract charges        3,250,351    0.833485        2,709,119    1.25%       0.55%      (23.23)%
        Highest contract charges          14,828    0.735319           10,903    1.32%     --           (23.50)%
        Remaining contract
        charges                           73,785      --               56,966    --        --           --
  2001  Lowest contract charges        3,346,863    1.085712        3,633,729    1.24%       1.03%       (1.26)%
        Highest contract charges          42,807    1.000425           42,825    1.48%       0.95%       (1.51)%
        Remaining contract
        charges                           31,816      --               34,406    --        --           --

____________________________________ SA-113 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                                                        INVESTMENT
                                                     UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -------------  -----------  --------------  -------  ----------  -----------
ARMADA ADVANTAGE EQUITY GROWTH FUND
  2002  Lowest contract charges          965,822  $ 0.550485   $      531,671    1.25%       0.06%      (28.95)%
        Highest contract charges          41,761    0.519136           21,680    1.77%       0.07%      (29.34)%
        Remaining contract
        charges                          475,804      --              254,091    --        --           --
  2001  Lowest contract charges          855,413    0.774786          662,762    1.23%       0.02%      (16.99)%
        Highest contract charges           3,173    0.734698            2,331    1.48%     --           (17.02)%
        Remaining contract
        charges                          458,218      --              345,562    --        --           --
ARMADA ADVANTAGE INTERNATIONAL EQUITY FUND
  2002  Lowest contract charges          729,094    0.523476          381,663    1.25%     --           (19.12)%
        Highest contract charges           3,635    0.515883            1,875    0.77%     --            (6.54)%
        Remaining contract
        charges                          464,176      --              241,386    --        --           --
  2001  Lowest contract charges          936,796    0.647187          606,282    1.23%     --           (26.52)%
        Highest contract charges              70    0.639806               45    0.94%     --           (24.50)%
        Remaining contract
        charges                          315,958      --              203,673    --        --           --
ARMADA ADVANTAGE MID CAP GROWTH FUND
  2002  Lowest contract charges          755,607    0.424004          320,380    1.25%     --           (32.33)%
        Highest contract charges          55,764    0.406443           22,665    1.73%     --           (32.70)%
        Remaining contract
        charges                          725,222      --              301,131    --        --           --
  2001  Lowest contract charges          785,809    0.626570          492,364    1.23%     --           (20.72)%
        Highest contract charges          13,860    0.605123            8,387    1.52%     --           (27.58)%
        Remaining contract
        charges                          577,867      --              357,327    --        --           --
AMSOUTH CAPITAL GROWTH FUND
  2002  Lowest contract charges        2,199,019    0.648668        1,426,433    1.25%     --           (26.81)%
        Highest contract charges          27,760    0.641798           17,816    0.84%     --            (4.62)%
        Remaining contract
        charges                        2,548,278      --            1,645,107    --        --           --
  2001  Lowest contract charges        1,166,706    0.886288        1,034,038    0.81%     --           (11.37)%
        Highest contract charges         153,681    0.883028          135,705    1.16%     --           (11.70)%
        Remaining contract
        charges                          584,572      --              517,305    --        --           --
AMSOUTH VALUE FUND
  2002  Lowest contract charges       35,028,298    1.022520       35,817,136    1.25%       1.15%      (14.14)%
        Highest contract charges             252    0.684699              173    1.13%       0.42%        0.72%
        Remaining contract
        charges                       16,648,290      --           12,541,175    --        --           --
  2001  Lowest contract charges       50,143,877    1.190885       59,715,591    1.24%       1.44%      (12.10)%
        Highest contract charges         504,359    0.803027          405,014    1.61%       1.14%      (15.51)%
        Remaining contract
        charges                       19,070,380      --           17,347,983    --        --           --
AMSOUTH SELECT EQUITY FUND
  2002  Lowest contract charges       21,640,834    0.906248       19,611,963    1.25%       0.69%       (9.57)%
        Highest contract charges          27,378    1.121691           30,710    0.87%       1.32%       (2.00)%
        Remaining contract
        charges                        9,002,588      --            9,864,040    --        --           --
  2001  Lowest contract charges       15,532,265    1.002159       15,565,799    1.22%       0.50%        6.91%
        Highest contract charges          94,977    1.249086          118,635    1.62%       0.49%       11.57%
        Remaining contract
        charges                        3,086,370      --            3,700,211    --        --           --

____________________________________ SA-114 ____________________________________

                                                                                        INVESTMENT
                                                     UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -------------  -----------  --------------  -------  ----------  -----------
BB & T CAPITAL APPRECIATION FUND
  2002  Lowest contract charges        1,127,646  $ 0.843117   $      950,737    1.24%     --           (21.00)%
        Highest contract charges           2,989    0.838321            2,506    0.81%     --            (8.51)%
        Remaining contract
        charges                          660,508      --              554,805    --        --           --
  2001  Lowest contract charges           15,524    1.067183           16,567    0.25%     --             6.72%
        Highest contract charges        --            --             --          --        --           --
        Remaining contract
        charges                         --            --             --          --        --           --
BB & T CAPITAL MANAGER AGGRESSIVE GROWTH FUND
  2002  Lowest contract charges        2,697,569    0.708537        1,911,327    1.25%       0.16%      (22.26)%
        Highest contract charges           1,373    1.011459            1,389    0.54%       0.50%        1.15%
        Remaining contract
        charges                        1,160,958      --              818,342    --        --           --
  2001  Lowest contract charges        1,824,567    0.911406        1,662,921    0.81%       0.16%       (8.86)%
        Highest contract charges         385,192    0.909273          350,245    1.03%       0.15%       (9.07)%
        Remaining contract
        charges                          397,129      --              361,464    --        --           --
BB & T GROWTH AND INCOME FUND
  2002  Lowest contract charges       36,695,691    1.063489       39,025,464    1.25%       1.56%      (20.64)%
        Highest contract charges             903    1.039115              938    0.55%       1.56%        3.91%
        Remaining contract
        charges                        4,527,980      --            4,781,911    --        --           --
  2001  Lowest contract charges       36,387,731    1.340141       48,764,690    1.23%       1.44%       (1.09)%
        Highest contract charges         427,020    1.332333          568,932    1.43%       1.55%       (1.77)%
        Remaining contract
        charges                        2,396,723      --            3,202,166    --        --           --
BB & T LARGE COMPANY GROWTH FUND
  2002  Lowest contract charges        1,203,969    0.741673          892,951    1.24%     --           (31.34)%
        Highest contract charges           5,032    0.737908            3,713    0.71%     --            (4.92)%
        Remaining contract
        charges                          355,370      --              262,551    --        --           --
  2001  Lowest contract charges           31,189    1.080153           33,689    0.25%     --             8.02%
        Highest contract charges          11,333    1.079811           12,237    0.23%     --             7.98%
        Remaining contract
        charges                         --            --             --          --        --           --
CALVERT SOCIAL BALANCED PORTFOLIO
  2002  Lowest contract charges           50,131    2.385028          119,564    0.71%       0.93%      (12.76)%
        Highest contract charges       1,231,842    2.326095        2,865,380    1.25%       2.55%      (13.24)%
        Remaining contract
        charges                         --            --             --          --        --           --
  2001  Lowest contract charges          195,446    2.733950          534,341    0.69%       3.78%       (7.59)%
        Highest contract charges       1,388,450    2.681111        3,722,588    1.23%       3.63%       (8.10)%
        Remaining contract
        charges                         --            --             --          --        --           --
EVERGREEN VA CAPITAL GROWTH FUND
  2002  Lowest contract charges       15,173,093    0.864644       13,119,324    1.25%       0.41%      (23.48)%
        Highest contract charges          23,674    0.859594           20,350    0.81%       0.00%       (6.61)%
        Remaining contract
        charges                        2,601,170      --            2,244,293    --        --           --
  2001  Lowest contract charges       18,379,730    1.129941       20,768,011    1.24%       0.56%      (14.03)%
        Highest contract charges           3,152    1.126850            3,552    1.62%     --           (15.26)%
        Remaining contract
        charges                        2,456,384      --            2,776,220    --        --           --

____________________________________ SA-115 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                                                        INVESTMENT
                                                     UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -------------  -----------  --------------  -------  ----------  -----------
EVERGREEN VA FOUNDATION FUND
  2002  Lowest contract charges        1,731,127  $ 0.776983   $    1,345,056    1.25%       2.15%      (10.79)%
        Highest contract charges           6,071    0.761811            4,625    1.71%      11.45%      (11.28)%
        Remaining contract
        charges                        6,330,968      --            4,716,173    --        --           --
  2001  Lowest contract charges        1,878,958    0.870926        1,636,433    1.22%       2.84%       (9.70)%
        Highest contract charges         230,050    0.860215          197,893    1.57%       2.58%      (10.02)%
        Remaining contract
        charges                        1,148,610      --              994,772    --        --           --
EVERGREEN VA FUND
  2002  Lowest contract charges        2,090,080    0.517151        1,080,887    1.25%       0.14%      (24.69)%
        Highest contract charges          18,568    0.513497            9,535    1.62%       0.24%      (24.95)%
        Remaining contract
        charges                          341,250      --              175,819    --        --           --
EVERGREEN VA GROWTH FUND
  2002  Lowest contract charges        9,652,623    0.808212        7,801,366    1.25%     --           (27.82)%
        Highest contract charges          55,732    0.579420           32,292    1.73%     --           (28.21)%
        Remaining contract
        charges                        1,395,423      --              840,128    0.00%     --             0.00%
  2001  Lowest contract charges       12,015,801    1.119662       13,453,636    1.24%     --            (7.84)%
        Highest contract charges          10,280    0.809335            8,320    1.26%     --            (9.98)%
        Remaining contract
        charges                        1,355,213      --            1,132,579    --        --           --
EVERGREEN VA INTERNATIONAL GROWTH FUND
  2002  Lowest contract charges       12,391,367    0.943918       11,696,434    1.25%       1.35%      (11.58)%
        Highest contract charges          65,594    0.580403           38,071    1.80%       1.78%      (12.07)%
        Remaining contract
        charges                        2,081,281      --            1,429,974    --        --           --
  2001  Lowest contract charges      150,166,679    1.067563       16,031,251    1.24%       0.92%      (18.90)%
        Highest contract charges          47,346    0.660048           31,251    1.64%       1.04%      (19.18)%
        Remaining contract
        charges                        2,042,436      --            1,662,405    --        --           --
EVERGREEN VA OMEGA FUND
  2002  Lowest contract charges        8,143,614    0.542221        4,415,639    1.25%     --           (26.31)%
        Highest contract charges         173,608    0.419453           72,820    1.80%     --           (26.71)%
        Remaining contract
        charges                        5,020,847      --            2,225,791    --        --           --
  2001  Lowest contract charges       10,424,815    0.735796        7,670,537    1.23%     --           (15.85)%
        Highest contract charges         105,896    0.572332           60,608    1.63%     --           (18.17)%
        Remaining contract
        charges                        5,636,960      --            3,463,264    --        --           --
EVERGREEN VA SMALL CAP VALUE FUND
  2002  Lowest contract charges          882,495    1.074467          948,212    1.25%       0.48%      (15.03)%
        Highest contract charges          12,879    0.829049           10,677    0.87%       0.37%       (4.93)%
        Remaining contract
        charges                          711,915      --              711,308    --        --           --
EVERGREEN VA SPECIAL EQUITY FUND
  2002  Lowest contract charges          553,490    0.580614          321,364    1.25%     --           (28.08)%
        Highest contract charges           8,617    0.504460            4,347    1.60%     --           (28.34)%
        Remaining contract
        charges                          249,412      --              132,049    --        --           --
  2001  Lowest contract charges          609,028    0.807353          491,701    1.23%     --            (9.25)%
        Highest contract charges           4,523    0.703921            3,184    1.57%     --            (9.57)%
        Remaining contract
        charges                          253,600      --              190,281    --        --           --

____________________________________ SA-116 ____________________________________

                                                                                        INVESTMENT
                                                     UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -------------  -----------  --------------  -------  ----------  -----------
EVERGREEN VA HIGH INCOME FUND
  2002  Lowest contract charges          130,448  $ 1.025185   $      133,733    0.20%       3.10%        3.87%
        Highest contract charges           4,841    1.017949            4,927    0.26%       3.10%        3.81%
        Remaining contract
        charges                           19,323      --               19,734    --        --           --
FIRST AMERICAN INTERNATIONAL PORTFOLIO
  2002  Lowest contract charges            4,321    0.477746            2,064    1.25%       1.26%      (19.50)%
        Highest contract charges        --            --             --          --        --           --
        Remaining contract
        charges                         --            --             --          --        --           --
  2001  Lowest contract charges            4,321    0.593483            2,565    1.23%     --           (26.03)%
        Highest contract charges        --            --             --          --        --           --
        Remaining contract
        charges                         --            --             --          --        --           --
FIRST AMERICAN LARGE CAP GROWTH PORTFOLIO
  2002  Lowest contract charges            5,339    0.382136            2,040    1.25%       0.21%      (30.53)%
        Highest contract charges        --            --             --          --        --           --
        Remaining contract
        charges                         --            --             --          --        --           --
  2001  Lowest contract charges            5,096    0.550037            2,803    1.19%     --           (31.54)%
        Highest contract charges        --            --             --          --        --           --
        Remaining contract
        charges                         --            --             --          --        --           --
FIRST AMERICAN SMALL CAP GROWTH PORTFOLIO
  2002  Lowest contract charges           22,346    0.760336           16,990    1.45%     --           (30.95)%
        Highest contract charges        --            --             --          --        --           --
        Remaining contract
        charges                         --            --             --          --        --           --
  2001  Lowest contract charges           22,346    1.101128           24,606    0.14%     --            10.11%
        Highest contract charges        --            --             --          --        --           --
        Remaining contract
        charges                         --            --             --          --        --           --
FIRST AMERICAN TECHNOLOGY PORTFOLIO
  2002  Lowest contract charges           11,587    0.147397            1,707    1.26%     --           (42.86)%
        Highest contract charges        --            --             --          --        --           --
        Remaining contract
        charges                         --            --             --          --        --           --
  2001  Lowest contract charges           10,861    0.257951            2,802    1.20%     --           (52.25)%
        Highest contract charges        --            --             --          --        --           --
        Remaining contract
        charges                         --            --             --          --        --           --
FIDELITY VIP II ASSET MANAGER PORTFOLIO
  2002  Lowest contract charges           69,479    1.517357          105,425    0.70%       4.63%       (9.37)%
        Highest contract charges       2,776,777    1.479850        4,109,212    1.25%       3.99%       (9.86)%
        Remaining contract
        charges                         --            --             --          --        --           --
  2001  Lowest contract charges          134,482    1.674142          225,143    0.69%       4.16%       (4.76)%
        Highest contract charges       2,951,323    1.641767        4,845,384    1.23%       4.10%       (5.28)%
        Remaining contract
        charges                         --            --             --          --        --           --
FIDELITY VIP GROWTH PORTFOLIO
  2002  Lowest contract charges          242,339    1.402016          339,763    0.70%       0.31%      (30.59)%
        Highest contract charges      11,056,737    1.367536       15,120,485    1.25%       0.27%      (30.98)%
        Remaining contract
        charges                         --            --             --          --        --           --
  2001  Lowest contract charges          885,482    2.020001        1,788,674    0.69%       0.08%      (18.22)%
        Highest contract charges      12,242,454    1.981220       24,254,994    1.24%       0.08%      (18.67)%
        Remaining contract
        charges                         --            --             --          --        --           --

____________________________________ SA-117 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                                                        INVESTMENT
                                                     UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -------------  -----------  --------------  -------  ----------  -----------
FIDELITY VIP II CONTRAFUND
  2002  Lowest contract charges          124,044  $ 1.864310   $      231,256    0.70%       1.08%       (9.98)%
        Highest contract charges       8,699,505    1.818406       15,819,231    1.25%       0.84%      (10.48)%
        Remaining contract
        charges                         --            --             --          --        --           --
  2001  Lowest contract charges          645,961    2.071039        1,337,811    0.69%       0.73%      (12.86)%
        Highest contract charges       9,360,508    2.031198       19,013,045    1.23%       0.79%      (13.34)%
        Remaining contract
        charges                         --            --             --          --        --           --
FIDELITY VIP OVERSEAS PORTFOLIO
  2002  Lowest contract charges           60,516    0.999280           60,473    0.70%       0.94%      (20.84)%
        Highest contract charges       2,696,498    0.974520        2,627,790    1.25%       0.78%      (21.27)%
        Remaining contract
        charges                         --            --             --          --        --           --
  2001  Lowest contract charges          192,391    1.262286          242,853    0.69%       5.44%      (21.72)%
        Highest contract charges       2,703,376    1.237827        3,346,312    1.24%       5.35%      (22.15)%
        Remaining contract
        charges                         --            --             --          --        --           --
FIFTH THIRD BALANCED VIP FUND
  2002  Lowest contract charges           14,188    1.047633           14,864    0.57%       1.15%        4.76%
        Highest contract charges          48,553    1.044406           50,709    0.73%       2.05%       (0.93)%
        Remaining contract
        charges                          109,067      --              114,077    --        --           --
FIFTH THIRD DISCIPLINED VALUE VIP FUND
  2002  Lowest contract charges           19,883    1.029292           20,466    0.57%       1.59%        2.93%
        Highest contract charges          17,185    1.026122           17,634    0.73%       3.91%       (4.66)%
        Remaining contract
        charges                          183,308      --              188,375    --        --           --
FIFTH THIRD MID CAP VIP FUND
  2002  Lowest contract charges           22,892    1.043942           23,898    0.57%     --             4.39%
        Highest contract charges           1,711    1.040716            1,780    0.63%     --            (5.24)%
        Remaining contract
        charges                          207,118      --              215,882    --        --           --
FIFTH THIRD QUALITY GROWTH VIP FUND
  2002  Lowest contract charges        3,556,748    0.560334        1,992,967    1.24%     --           (30.89)%
        Highest contract charges          11,655    0.555759            6,477    0.68%     --            (5.86)%
        Remaining contract
        charges                        1,419,724      --              791,291    --        --           --
  2001  Lowest contract charges          481,686    0.810844          390,572    1.04%     --           (18.92)%
        Highest contract charges           3,787    0.808237            3,061    1.33%     --           (19.18)%
        Remaining contract
        charges                          167,568      --              135,640    --        --           --
FIRST HORIZON CAPITAL APPRECIATION PORTFOLIO
  2002  Lowest contract charges          389,865    0.890244          347,075    1.24%     --           (19.64)%
        Highest contract charges           4,150    0.885575            3,675    0.72%     --             3.47%
        Remaining contract
        charges                           56,947      --               50,558    --        --           --
  2001  Lowest contract charges           23,338    1.107753           25,853    0.37%     --            10.78%
        Highest contract charges           2,024    1.107037            2,241    0.41%     --            10.70%
        Remaining contract
        charges                            4,427      --                4,901    --        --           --

____________________________________ SA-118 ____________________________________

                                                                                        INVESTMENT
                                                     UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -------------  -----------  --------------  -------  ----------  -----------
FIRST HORIZON GROWTH & INCOME PORTFOLIO
  2002  Lowest contract charges        3,196,018  $ 0.748922   $    2,393,568    1.24%       0.40%      (27.03)%
        Highest contract charges           6,685    0.744835            4,979    0.73%       0.58%       (2.54)%
        Remaining contract
        charges                        1,403,282      --            1,047,395    --        --           --
  2001  Lowest contract charges          475,983    1.026320          488,511    0.37%       0.14%        2.63%
        Highest contract charges         261,945    1.025653          268,665    0.44%       0.12%        2.57%
        Remaining contract
        charges                          225,090      --              230,902    --        --           --
HARTFORD ADVISERS HLS FUND
  2002  Lowest contract charges          442,538    6.766568        2,994,464    0.15%       2.90%      (13.92)%
        Highest contract charges          88,665    0.793553           70,360    0.89%       3.11%       (1.90)%
        Remaining contract
        charges                    1,113,630,465      --        3,419,913,732    --        --           --
  2001  Lowest contract charges          500,980    7.860864        3,938,139    0.15%       2.82%       (4.78)%
        Highest contract charges         205,593    1.030542          211,872    1.64%       4.37%       (7.50)%
        Remaining contract
        charges                    1,256,698,591      --        4,697,962,616    --        --           --
HARTFORD BOND HLS FUND
  2002  Lowest contract charges          430,602    6.248638        2,690,678    0.15%       4.17%        9.92%
        Highest contract charges          90,748    1.250447          113,476    0.87%     --             6.08%
        Remaining contract
        charges                      352,952,321      --          846,221,546    --        --           --
  2001  Lowest contract charges          332,773    5.684812        1,891,754    0.15%       4.79%        8.52%
        Highest contract charges          22,700    1.169037           26,537    0.85%     --             5.26%
        Remaining contract
        charges                      295,352,042      --          689,721,523    --        --           --
HARTFORD CAPITAL APPRECIATION HLS FUND
  2002  Lowest contract charges          650,747   12.214884        7,948,797    0.15%       0.60%      (19.82)%
        Highest contract charges         159,354    0.681967          108,674    0.87%       1.98%        1.74%
        Remaining contract
        charges                      509,750,151      --        2,145,613,186    --        --           --
  2001  Lowest contract charges          703,892   15.234336       10,723,332    0.15%       0.62%       (7.08)%
        Highest contract charges          82,074    1.357485          111,414    1.66%       1.14%      (13.30)%
        Remaining contract
        charges                      510,324,619      --        3,047,061,615    --        --           --
HARTFORD DIVIDEND AND GROWTH HLS FUND
  2002  Lowest contract charges          165,923    2.468771          409,626    0.25%       1.45%      (14.44)%
        Highest contract charges          41,687    0.941009           39,228    0.86%       4.78%       (3.69)%
        Remaining contract
        charges                      450,714,987      --          892,464,295    --        --           --
  2001  Lowest contract charges          167,423    2.885425          483,088    0.50%       0.06%       (4.52)%
        Highest contract charges          76,364    1.075204           82,107    1.65%       3.88%       (3.64)%
        Remaining contract
        charges                      416,965,454      --        1,020,596,824    --        --           --
HARTFORD FOCUS HLS FUND
  2002  Lowest contract charges           17,182    0.780345           13,408    0.25%     --           (24.78)%
        Highest contract charges          48,006    0.756733           36,328    0.86%     --            (1.37)%
        Remaining contract
        charges                       15,192,357      --           11,632,100    --        --             0.00%
  2001  Lowest contract charges           16,874    1.037448           17,506    0.16%       0.23%        3.74%
        Highest contract charges         133,390    1.025602          136,805    1.17%       0.19%        2.56%
        Remaining contract
        charges                       10,324,800      --           10,634,768    --        --           --

____________________________________ SA-119 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                                                        INVESTMENT
                                                     UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -------------  -----------  --------------  -------  ----------  -----------
HARTFORD GLOBAL ADVISERS HLS FUND
  2002  Lowest contract charges           38,176  $ 1.490856   $       56,914    0.25%       0.05%       (9.18)%
        Highest contract charges           7,087    0.734673            5,207    0.85%     --            (2.18)%
        Remaining contract
        charges                       54,551,249      --           72,171,959    --        --           --
  2001  Lowest contract charges           38,176    1.641474           62,664    0.25%       0.72%       (6.48)%
        Highest contract charges          10,016    0.995870            9,975    1.65%       1.19%       (7.92)%
        Remaining contract
        charges                       61,555,757      --           91,168,188    --        --           --
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  2002  Lowest contract charges              160    0.504042               81    --          4.50%      (29.54)%
        Highest contract charges          43,865    0.488756           21,439    0.87%       1.09%       18.03%
        Remaining contract
        charges                        3,626,859      --            1,794,927    --        --           --
  2001  Lowest contract charges        1,177,479    0.710590          836,705    0.80%       1.45%      (28.94)%
        Highest contract charges          50,087    0.706877           35,406    1.17%       0.74%      (29.31)%
        Remaining contract
        charges                          302,734      --              214,564    --        --           --
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
  2002  Lowest contract charges              417    0.775420              323    --          9.57%      (19.08)%
        Highest contract charges          21,873    0.751881           16,446    0.86%       2.58%       (7.15)%
        Remaining contract
        charges                        5,577,307      --            4,242,335    --        --           --
  2001  Lowest contract charges            2,234    0.954679            2,132    0.52%       1.38%       (4.53)%
        Highest contract charges           7,813    0.947993            7,407    1.19%       0.83%       (5.20)%
        Remaining contract
        charges                        2,629,225      --            2,500,445    --        --           --
HARTFORD GLOBAL HEALTH HLS FUND
  2002  Lowest contract charges           50,310    1.247020           62,737    0.25%       0.01%      (17.18)%
        Highest contract charges          11,971    1.190305           14,249    0.86%     --            (1.03)%
        Remaining contract
        charges                       52,917,446      --           64,138,760    --        --           --
  2001  Lowest contract charges           50,310    1.505734           75,753    0.25%     --             1.79%
        Highest contract charges          14,559    1.468325           21,377    1.65%     --             6.17%
        Remaining contract
        charges                       51,999,583      --           76,951,087    --        --             0.00%
HARTFORD GLOBAL LEADERS HLS FUND
  2002  Lowest contract charges           45,511    1.224395           55,723    0.25%       0.86%      (19.71)%
        Highest contract charges           9,330    0.528790            4,933    0.87%       2.09%       (5.48)%
        Remaining contract
        charges                       96,578,725      --          103,342,368    --        --           --
  2001  Lowest contract charges           55,506    1.524918           84,642    0.25%       0.56%      (16.79)%
        Highest contract charges           5,434    1.456653            7,915    1.68%       0.37%      (17.20)%
        Remaining contract
        charges                      104,186,002      --          144,298,014    --        --           --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  2002  Lowest contract charges           10,949    0.290600            3,182    0.80%     --           (39.08)%
        Highest contract charges          24,761    0.281616            6,973    0.85%     --            (1.76)%
        Remaining contract
        charges                       66,580,098      --           19,080,461    --        --           --
  2001  Lowest contract charges              240    0.481400              116    0.28%     --           (23.00)%
        Highest contract charges          34,244    0.469396           16,074    1.62%     --           (35.42)%
        Remaining contract
        charges                       74,292,665      --           35,144,220    --        --           --

____________________________________ SA-120 ____________________________________

                                                                                        INVESTMENT
                                                     UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -------------  -----------  --------------  -------  ----------  -----------
HARTFORD GROWTH AND INCOME HLS FUND
  2002  Lowest contract charges           52,554  $ 0.937594   $       49,274    0.25%       0.41%      (24.84)%
        Highest contract charges          52,695    0.639773           33,713    0.86%       0.00%       (3.72)%
        Remaining contract
        charges                      111,217,500      --           95,927,150    --        --           --
  2001  Lowest contract charges           40,341    1.247471           50,324    0.25%     --            (8.25)%
        Highest contract charges          35,088    1.096317           38,468    1.68%     --           (13.92)%
        Remaining contract
        charges                      102,382,660      --          119,905,207    --        --           --
HARTFORD GROWTH HLS FUND
  2002  Lowest contract charges            1,390    0.864276            1,202    0.08%     --           (13.57)%
        Highest contract charges         158,880    0.852627          135,466    0.86%     --             1.96%
        Remaining contract
        charges                        5,666,700      --            4,854,861    --        --           --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  2002  Lowest contract charges              308    0.773429              238    --        --           (22.66)%
        Highest contract charges          38,884    0.763056           29,671    0.86%     --            (3.22)%
        Remaining contract
        charges                        3,758,702      --            2,882,167    --        --           --
HARTFORD HIGH YIELD HLS FUND
  2002  Lowest contract charges           12,180    1.038943           12,654    0.25%       5.36%       (7.12)%
        Highest contract charges          91,782    0.923229           84,736    0.86%     --             4.57%
        Remaining contract
        charges                       79,110,236      --           78,093,440    --        --           --
  2001  Lowest contract charges           11,303    1.118615           12,644    0.25%       0.11%        2.43%
        Highest contract charges         306,462    1.013731          310,670    1.61%       0.05%       (4.62)%
        Remaining contract
        charges                       51,434,891      --           55,380,003    --        --           --
HARTFORD INDEX HLS FUND
  2002  Lowest contract charges          529,513    3.891166        2,060,423    0.15%       1.05%      (22.56)%
        Highest contract charges          44,635    0.613581           27,387    0.86%       3.49%       (3.86)%
        Remaining contract
        charges                      152,137,766      --          430,174,171    --        --           --
  2001  Lowest contract charges          579,711    5.025032        2,913,068    0.15%       0.82%      (12.45)%
        Highest contract charges           4,956    0.950213            4,709    1.68%       0.73%      (16.59)%
        Remaining contract
        charges                      166,389,446      --          656,797,232    --        --           --
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  2002  Lowest contract charges          348,305    0.710321          247,408    0.25%       0.33%      (17.42)%
        Highest contract charges          14,372    0.688763            9,899    0.87%       0.49%       (7.89)%
        Remaining contract
        charges                        9,798,822      --            6,822,180    --        --           --
  2001  Lowest contract charges          348,305    0.860170          299,601    0.16%       0.12%      (13.98)%
        Highest contract charges           3,680    0.851001            3,131    1.19%       0.22%      (14.90)%
        Remaining contract
        charges                        3,137,216      --            2,677,912    --        --           --
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  2002  Lowest contract charges          326,822    0.888344          290,330    0.25%     --            (5.32)%
        Highest contract charges          12,000    0.861415           10,337    0.86%     --            (8.17)%
        Remaining contract
        charges                        7,006,393      --            6,111,601    --        --           --
  2001  Lowest contract charges          326,822    0.938253          306,641    0.16%       0.19%       (6.17)%
        Highest contract charges           7,134    0.927459            6,617    1.17%       0.16%       (7.25)%
        Remaining contract
        charges                          549,990      --              512,442    --        --           --

____________________________________ SA-121 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                                                        INVESTMENT
                                                     UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -------------  -----------  --------------  -------  ----------  -----------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  2002  Lowest contract charges          339,540  $ 1.385382   $      470,392    0.15%       1.91%      (18.05)%
        Highest contract charges          19,716    0.505242            9,961    0.86%       2.66%       (7.19)%
        Remaining contract
        charges                      169,537,173      --          195,346,874    --        --           --
  2001  Lowest contract charges          363,005    1.690623          613,704    0.15%       0.12%      (18.85)%
        Highest contract charges           7,555    0.828236            6,258    1.69%       0.13%      (19.61)%
        Remaining contract
        charges                      215,315,633      --          300,979,807    --        --           --
HARTFORD MIDCAP HLS FUND
  2002  Lowest contract charges          197,658    2.167314          428,386    0.25%       0.12%      (14.43)%
        Highest contract charges          22,214    0.808702           17,964    0.75%     --            (2.64)%
        Remaining contract
        charges                      221,311,578      --          428,054,638    --        --           --
  2001  Lowest contract charges          213,538    2.532914          540,873    0.25%     --            (3.86)%
        Highest contract charges          11,621    1.774521           20,623    1.68%     --            (6.33)%
        Remaining contract
        charges                      276,176,899      --          629,909,433    --        --           --
HARTFORD MIDCAP VALUE HLS FUND
  2002  Lowest contract charges           55,661    0.866054           48,205    0.25%       0.14%      (13.23)%
        Highest contract charges          41,022    0.839851           34,453    0.86%       0.40%       (4.37)%
        Remaining contract
        charges                      141,264,957      --          120,141,088    --        --           --
  2001  Lowest contract charges            7,900    0.998152            7,886    0.16%       0.15%       (0.18)%
        Highest contract charges          26,333    0.987521           26,004    1.19%       0.20%       (1.25)%
        Remaining contract
        charges                       35,286,045      --           34,968,189    --        --           --
HARTFORD MONEY MARKET HLS FUND
  2002  Lowest contract charges          224,024    3.453805          773,736    0.15%       1.45%        1.31%
        Highest contract charges          79,341    1.047171           83,084    0.84%       0.31%       (0.50)%
        Remaining contract
        charges                      394,433,588      --          682,651,598    --        --           --
  2001  Lowest contract charges          149,528      --              283,000    1.22%       3.15%        2.40%
        Highest contract charges          44,157    1.117678           49,353    1.61%       2.47%        1.64%
        Remaining contract
        charges                      367,200,760      --          654,369,813    --        --           --
HARTFORD MORTGAGE SECURITIES HLS FUND
  2002  Lowest contract charges          189,137    4.143828          783,749    0.15%       3.50%        7.99%
        Highest contract charges          32,965    1.205494           39,739    0.86%     --             1.82%
        Remaining contract
        charges                      123,825,077      --          311,388,315    --        --           --
  2001  Lowest contract charges          112,660    3.837140          432,291    0.15%       5.29%        7.34%
        Highest contract charges         284,707    1.139245          324,351    1.62%       5.11%        4.60%
        Remaining contract
        charges                       77,166,114      --          191,518,449    --        --           --
HARTFORD SMALL COMPANY HLS FUND
  2002  Lowest contract charges          105,669    1.191733          125,929    0.25%     --           (30.40)%
        Highest contract charges          95,497    0.407492           38,914    0.86%     --            (6.51)%
        Remaining contract
        charges                      165,803,283      --          163,298,091    --        --           --
  2001  Lowest contract charges          106,162    1.712339          181,784    0.25%     --           (15.13)%
        Highest contract charges          22,451    1.136848           25,523    1.56%     --           (13.05)%
        Remaining contract
        charges                      170,600,145      --          253,439,106    --        --           --
HARTFORD SMALLCAP GROWTH HLS FUND
  2002  Lowest contract charges           11,419    0.734700            8,389    0.17%     --           (26.53)%
        Highest contract charges          49,345    0.727847           35,915    0.87%     --            (0.11)%
        Remaining contract
        charges                        8,458,510      --            6,168,490    --        --           --

____________________________________ SA-122 ____________________________________

                                                                                        INVESTMENT
                                                     UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -------------  -----------  --------------  -------  ----------  -----------
HARTFORD STOCK HLS FUND
  2002  Lowest contract charges          581,847  $11.125700   $    6,473,459    0.15%       0.96%      (24.36)%
        Highest contract charges         183,544    0.614967          112,874    0.87%       4.07%       (4.19)%
        Remaining contract
        charges                      470,230,306      --        1,597,563,336    --        --           --
  2001  Lowest contract charges          641,662   14.708927        9,438,156    0.15%       0.73%      (12.36)%
        Highest contract charges         117,777    0.963541          113,483    1.66%       1.41%      (15.36)%
        Remaining contract
        charges                      533,240,028      --        2,545,129,794    --        --           --
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  2002  Lowest contract charges              463    1.079447              499    0.17%     --             7.94%
        Highest contract charges         299,880    1.065316          319,467    0.87%     --             3.24%
        Remaining contract
        charges                      170,934,078      --          183,167,830    --        --           --
HARTFORD VALUE HLS FUND
  2002  Lowest contract charges            7,205    0.777002            5,598    0.25%       2.82%      (22.83)%
        Highest contract charges          57,791    0.753475           43,544    0.86%       3.30%       (7.65)%
        Remaining contract
        charges                       36,168,378      --           27,580,754    --        --           --
  2001  Lowest contract charges           14,730    1.003185           14,777    0.52%       0.48%        0.32%
        Highest contract charges          45,565    0.996158           45,390    1.19%       0.47%       (0.38)%
        Remaining contract
        charges                       15,078,206      --           15,074,513    --        --           --
HARTFORD VALUE OPPORTUNIITES HLS FUND
  2002  Lowest contract charges              501    0.802578              402    --        --           (19.74)%
        Highest contract charges          41,554    0.791806           32,903    0.86%     --            (1.89)%
        Remaining contract
        charges                        2,924,581      --            2,328,821    --        --           --
HUNTINGTON INCOME EQUITY FUND
  2002  Lowest contract charges        4,274,668    0.930340        3,976,895    1.25%       2.64%      (11.07)%
        Highest contract charges          23,290    1.016922           23,684    0.55%       2.61%        1.69%
        Remaining contract
        charges                        3,998,056      --            3,696,499    --        --           --
  2001  Lowest contract charges        1,770,698    1.046199        1,852,502    1.23%       1.87%        1.07%
        Highest contract charges         185,578    1.040890          193,166    1.42%       0.98%        0.02%
        Remaining contract
        charges                        1,210,443      --            1,262,927    --        --           --
HUNTINGTON VA DIVIDEND CAPTURE FUND
  2002  Lowest contract charges        1,642,701    1.008527        1,656,708    1.23%       3.93%       (1.29)%
        Highest contract charges          26,080    1.021417           26,638    0.55%       3.15%        2.14%
        Remaining contract
        charges                        1,533,243      --            1,540,065    --        --           --
  2001  Lowest contract charges           11,375    1.021713           11,622    0.21%       1.09%        2.17%
        Highest contract charges           2,171    1.021288            2,217    0.24%     --             2.13%
        Remaining contract
        charges                               53      --                   54    --        --           --
HUNTINGTON VA GROWTH FUND
  2002  Lowest contract charges        2,576,023    0.717265        1,847,691    1.24%       0.09%      (21.55)%
        Highest contract charges          18,197    1.025764           18,666    0.52%       0.09%        2.58%
        Remaining contract
        charges                        2,334,102      --            1,667,647    --        --           --
  2001  Lowest contract charges          154,127    0.914312          140,921    0.78%     --            (8.57)%
        Highest contract charges          16,671    0.912175           15,207    1.02%     --            (8.78)%
        Remaining contract
        charges                          102,735      --               93,810    --        --           --

____________________________________ SA-123 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                                                        INVESTMENT
                                                     UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -------------  -----------  --------------  -------  ----------  -----------
HUNTINGTON VA MID CORP AMERICA FUND
  2002  Lowest contract charges        1,472,187  $ 0.955426   $    1,406,566    1.24%     --           (14.09)%
        Highest contract charges           8,589    1.013172            8,702    0.52%     --             1.32%
        Remaining contract
        charges                        1,626,175      --            1,548,476    --        --           --
  2001  Lowest contract charges            8,340    1.112070            9,275    0.17%     --            11.21%
        Highest contract charges          49,464    1.111600           54,984    0.23%     --            11.16%
        Remaining contract
        charges                         --            --             --          --        --           --
HUNTINGTON VA NEW ECONOMY FUND
  2002  Lowest contract charges          268,124    0.926873          248,517    1.24%     --           (14.74)%
        Highest contract charges          45,832    0.921587           42,238    0.82%     --            (4.18)%
        Remaining contract
        charges                          362,569      --              334,895    --        --           --
  2001  Lowest contract charges            7,869    1.087139            8,555    0.22%     --             8.71%
        Highest contract charges        --            --             --          --        --           --
        Remaining contract
        charges                         --            --             --          --        --           --
HUNTINGTON VA ROTATING INDEX FUND
  2002  Lowest contract charges          471,048    0.873678          411,544    1.23%     --           (16.17)%
        Highest contract charges          49,815    0.868697           43,275    0.82%     --            (3.00)%
        Remaining contract
        charges                          326,529      --              284,293    --        --           --
MERRILL LYNCH GLOBAL GROWTH V.I. FUND
  2002  Lowest contract charges           71,653    0.568797           40,756    1.25%       0.12%      (28.63)%
        Highest contract charges           7,735    0.721758            5,583    1.45%       0.96%      (27.82)%
        Remaining contract
        charges                           25,865      --               14,655    --        --           --
  2001  Lowest contract charges           71,674    0.797023           57,126    1.24%       0.80%      (23.99)%
        Highest contract charges        --            --             --          --        --           --
        Remaining contract
        charges                         --            --             --          --        --           --
MERRILL LYNCH LARGE CAP GROWTH V.I. FUND
  2002  Lowest contract charges           95,405    0.621568           59,300    1.25%     --           (24.35)%
        Highest contract charges        --            --             --          --        --           --
        Remaining contract
        charges                         --            --             --          --        --           --
  2001  Lowest contract charges           75,084    0.821590           61,689    1.23%       0.02%      (10.45)%
        Highest contract charges        --            --             --          --        --           --
        Remaining contract
        charges                         --            --             --          --        --           --
NATIONS MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
  2002  Lowest contract charges        8,358,867    0.963535        8,054,060    1.25%       0.03%       (8.50)%
        Highest contract charges           5,775    0.952230            5,500    0.85%       0.08%       (4.50)%
        Remaining contract
        charges                        2,106,219      --            2,016,031    --        --           --
  2001  Lowest contract charges        8,920,521    1.053018        9,393,469    1.24%      20.23%      (15.05)%
        Highest contract charges          21,644    1.046895           22,659    1.42%      51.14%      (16.88)%
        Remaining contract
        charges                        1,038,474      --            1,089,339    --        --
NATIONS HIGH YIELD BOND PORTFOLIO
  2002  Lowest contract charges        5,655,291    1.015683        5,743,982    1.25%       7.95%        0.91%
        Highest contract charges         191,221    1.005518          192,277    0.86%      15.44%        6.45%
        Remaining contract
        charges                        2,703,381      --            2,730,915    --        --           --
  2001  Lowest contract charges        3,293,597    1.006483        3,314,949    1.21%      17.00%        6.98%
        Highest contract charges         191,390    1.002376          191,845    1.40%      26.93%        0.46%
        Remaining contract
        charges                          740,436      --              743,720    --        --

____________________________________ SA-124 ____________________________________

                                                                                        INVESTMENT
                                                     UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -------------  -----------  --------------  -------  ----------  -----------
NATIONS INTERNATIONAL VALUE PORTFOLIO
  2002  Lowest contract charges        8,718,618  $ 0.694270   $    6,053,075    1.25%       1.38%      (17.08)%
        Highest contract charges          19,489    0.687310           13,395    0.86%       1.89%       (5.15)%
        Remaining contract
        charges                        2,637,549      --            1,822,267    --        --           --
  2001  Lowest contract charges        6,788,065    0.837309        5,683,708    1.22%       1.01%      (10.99)%
        Highest contract charges         506,780    0.833882          422,595    1.43%       1.20%      (12.40)%
        Remaining contract
        charges                        1,601,118      --            1,337,966    --        --
NATIONS MARISCO FOCUSED EQUITIES PORTFOLIO
  2002  Lowest contract charges       66,842,614    1.087867       72,715,874    1.25%     --           (16.12)%
        Highest contract charges          71,577    1.075071           76,951    0.87%     --            (6.54)%
        Remaining contract
        charges                        8,788,877      --            9,504,141    --        --           --
  2001  Lowest contract charges       79,924,077    1.296921      103,655,214    1.24%     --           (18.80)%
        Highest contract charges         196,445    1.289352          253,286    1.42%     --           (18.13)%
        Remaining contract
        charges                        7,423,111      --            9,591,616    --        --
NATIONS ASSET ALLOCATION PORTFOLIO
  2002  Lowest contract charges        6,453,248    0.833420        5,378,266    1.25%       1.32%      (14.62)%
        Highest contract charges          89,135    0.823636           73,415    0.87%       2.10%       (2.21)%
        Remaining contract
        charges                        1,718,341      --            1,423,263    --        --           --
  2001  Lowest contract charges        7,784,144    0.976097        7,598,080    1.23%       1.99%       (5.90)%
        Highest contract charges         126,721    0.970419          122,973    1.42%       4.42%       (5.83)%
        Remaining contract
        charges                          969,576      --              942,996    --        --
NATIONS CAPITAL GROWTH PORTFOLIO
  2002  Lowest contract charges        9,083,342    0.672131        6,105,195    1.26%       0.11%      (30.93)%
        Highest contract charges          74,779    0.664230           49,671    0.87%       0.18%       (5.44)%
        Remaining contract
        charges                        1,909,821      --            1,274,932    --        --           --
  2001  Lowest contract charges       12,203,610    0.973130       11,875,699    1.24%      13.16%      (13.00)%
        Highest contract charges             638    0.967462              617    0.62%     --           (17.45)%
        Remaining contract
        charges                        1,265,314      --            1,227,187    --        --
NATIONS MARISCO GROWTH PORTFOLIO
  2002  Lowest contract charges       38,541,885    1.065159       41,053,236    1.25%     --           (17.18)%
        Highest contract charges         480,740    1.052639          506,046    0.86%     --            (5.57)%
        Remaining contract
        charges                        6,284,705      --            6,655,249    --        --           --
  2001  Lowest contract charges       47,653,604    1.286057       61,285,251    1.24%     --           (18.66)%
        Highest contract charges         287,311    1.278560          367,344    1.42%     --           (18.04)%
        Remaining contract
        charges                        6,362,938      --            8,152,198    --        --
NATIONS MARSICO 21ST CENTURY PORTFOLIO
  2002  Lowest contract charges        5,198,074    0.543175        2,823,464    1.25%     --            (9.34)%
        Highest contract charges         212,307    0.537597          114,136    1.13%     --           (12.64)%
        Remaining contract
        charges                          782,258      --              422,431    --        --           --
  2001  Lowest contract charges        5,899,594    0.599135        3,534,653    1.24%     --           (27.48)%
        Highest contract charges         118,416    0.595655           70,535    1.41%     --           (31.60)%
        Remaining contract
        charges                          664,811      --              397,047    --        --

____________________________________ SA-125 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                                                        INVESTMENT
                                                     UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -------------  -----------  --------------  -------  ----------  -----------
NATIONS MIDCAP GROWTH PORTFOLIO
  2002  Lowest contract charges        4,235,328  $ 0.545474   $    2,310,261    1.25%     --           (34.83)%
        Highest contract charges          73,245    0.540956           39,623    0.85%     --            (2.63)%
        Remaining contract
        charges                        3,362,595      --            1,824,526    --        --           --
  2001  Lowest contract charges        1,404,499    0.836958        1,175,507    0.79%     --           (16.30)%
        Highest contract charges         162,449    0.835003          135,646    1.01%     --           (16.50)%
        Remaining contract
        charges                          347,543      --              290,522    --        --
NATIONS SMALL COMPANY PORTFOLIO
  2002  Lowest contract charges        5,942,120    0.756932        4,497,780    1.25%     --           (27.28)%
        Highest contract charges          55,241    0.748024           41,321    0.87%     --            (7.02)%
        Remaining contract
        charges                        2,590,489      --            1,946,550    --        --           --
  2001  Lowest contract charges        4,776,613    1.040918        4,972,062    1.23%     --             2.64%
        Highest contract charges         135,437    1.034849          140,157    1.41%     --            (1.87)%
        Remaining contract
        charges                          714,372      --              741,256    --        --
NATIONS VALUE PORTFOLIO
  2002  Lowest contract charges       11,685,766    0.796267        9,304,990    1.25%       0.93%      (21.72)%
        Highest contract charges          50,581    0.786909           39,803    0.84%       5.60%       (6.49)%
        Remaining contract
        charges                        3,378,057      --            2,669,749    --        --           --
  2001  Lowest contract charges       10,372,971    1.017163       10,551,002    1.23%       0.84%       (8.36)%
        Highest contract charges         193,527    1.011247          195,704    1.40%       2.48%       (7.33)%
        Remaining contract
        charges                          929,638      --              942,461    --        --
JENNISON 20/20 FOCUS PORTFOLIO
  2002  Lowest contract charges          280,630    0.731854          205,380    1.25%     --           (23.54)%
        Highest contract charges          32,938    0.739250           24,349    1.80%     --           (23.96)%
        Remaining contract
        charges                          141,517      --              102,982    --        --           --
  2001  Lowest contract charges          302,741    0.957174          289,775    1.22%       0.29%       (2.53)%
        Highest contract charges           6,130    0.972196            5,959    1.45%       0.26%       (2.78)%
        Remaining contract
        charges                           46,862      --               44,725    --        --           --
PRUDENTIAL JENNISON GROWTH
  2002  Lowest contract charges        1,048,753    0.428025          448,893    1.25%     --           (32.02)%
        Highest contract charges           3,099    0.603510            1,870    0.85%     --            (7.59)%
        Remaining contract
        charges                        2,098,575      --              959,377    --        --           --
  2001  Lowest contract charges        1,079,652    0.629642          679,794    1.23%     --           (19.62)%
        Highest contract charges          29,135    0.894012           26,047    1.47%     --           (10.60)%
        Remaining contract
        charges                        2,395,472      --            1,587,702    --        --           --
PRUDENTIAL VALUE PORTFOLIO
  2002  Lowest contract charges          168,703    0.723053          121,981    1.25%       1.24%      (23.32)%
        Highest contract charges         125,904    0.716442           90,203    1.82%       3.30%      (23.74)%
        Remaining contract
        charges                          179,344      --              129,167    --        --           --
  2001  Lowest contract charges          120,039    0.942896          113,184    0.80%       0.87%       (5.71)%
        Highest contract charges          10,763    0.939426           10,111    1.18%       0.70%       (6.06)%
        Remaining contract
        charges                           42,019      --               39,567    --        --           --

____________________________________ SA-126 ____________________________________

                                                                                        INVESTMENT
                                                     UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -------------  -----------  --------------  -------  ----------  -----------
SP JENNISON INTERNATIONAL GROWTH PORTFOLIO
  2002  Lowest contract charges           47,052  $ 0.563789   $       26,527    1.25%     --           (23.80)%
        Highest contract charges           8,044    0.560504            4,509    1.60%     --           (24.06)%
        Remaining contract
        charges                           29,304      --               16,466    --        --           --
  2001  Lowest contract charges           34,505    0.739837           25,528    0.81%       0.09%      (26.02)%
        Highest contract charges           1,488    0.738105            1,098    0.53%     --           (26.19)%
        Remaining contract
        charges                           22,663      --               16,745    --        --           --
SMITH BARNEY GOVERNMENT FUND
  2002  Lowest contract charges            8,722    2.905942           25,344    1.00%       1.21%        0.21%
        Highest contract charges        --            --             --          --        --           --
        Remaining contract
        charges                         --            --             --          --        --           --
  2001  Lowest contract charges            9,411    2.899870           27,290    0.99%       3.57%        2.65%
        Highest contract charges        --            --             --          --        --           --
        Remaining contract
        charges                         --            --             --          --        --           --
SMITH BARNEY APPRECIATION FUND
  2002  Lowest contract charges           16,733    9.913540          165,880    1.00%       0.05%      (17.81)%
        Highest contract charges        --            --             --          --        --           --
        Remaining contract
        charges                         --            --             --          --        --           --
  2001  Lowest contract charges           16,961   12.061314          204,574    0.99%       0.54%       (4.38)%
        Highest contract charges        --            --             --          --        --           --
        Remaining contract
        charges                         --            --             --          --        --           --
SMITH BARNEY CASH PORTFOLIO
  2002  Lowest contract charges            3,866    3.239394           12,522    1.00%       1.29%        0.27%
        Highest contract charges          71,185    3.352080          238,619    1.00%       1.28%        0.27%
        Remaining contract
        charges                         --            --             --          --        --           --
  2001  Lowest contract charges           93,253    3.342992          311,745    0.99%       3.76%        2.76%
        Highest contract charges           7,159    3.230608           23,129    0.99%       3.91%        2.75%
        Remaining contract
        charges                         --            --             --          --        --           --
UBS SERIES TRUST TACTICAL ALLOCATION PORTFOLIO
  2002  Lowest contract charges       20,379,896    0.785367       16,005,698    1.25%       0.59%      (23.91)%
        Highest contract charges          59,675    0.772258           46,085    1.85%       0.55%      (24.37)%
        Remaining contract
        charges                        5,088,578      --            3,533,172    --        --           --
  2001  Lowest contract charges       28,265,803    1.032191       29,175,708    1.24%       2.03%      (13.63)%
        Highest contract charges          59,675    1.021080           60,933    1.63%     --           (16.87)%
        Remaining contract
        charges                        5,430,405      --            5,017,317    --        --           --
VICTORY VARIABLE INSURANCE DIVERSIFIED STOCK FUND
  2002  Lowest contract charges          128,553    6.988460          898,390    1.25%       0.60%      (24.40)%
        Highest contract charges          19,086    6.941760          132,488    1.57%       0.92%      (24.66)%
        Remaining contract
        charges                           50,943      --              354,733    --        --           --
  2001  Lowest contract charges           83,244    9.243408          769,453    1.10%       0.52%       (7.57)%
        Highest contract charges          27,097    9.226513          250,007    1.27%       0.54%       (7.73)%
        Remaining contract
        charges                              488      --                4,506    --        --           --

____________________________________ SA-127 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                                                        INVESTMENT
                                                     UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -------------  -----------  --------------  -------  ----------  -----------
VICTORY VARIABLE INSURANCE SMALL COMPANY OPPORTUNITY FUND
  2002  Lowest contract charges           17,890  $ 8.629629   $      154,385    1.24%       0.27%       (6.33)%
        Highest contract charges           5,180    8.572027           44,401    1.56%       0.34%       (6.66)%
        Remaining contract
        charges                            3,563      --               30,633    --        --           --
  2001  Lowest contract charges            3,680    9.212679           33,907    1.09%       0.43%       (7.87)%
        Highest contract charges           3,564    9.195866           32,769    1.26%       0.41%       (8.04)%
        Remaining contract
        charges                         --            --             --          --        --           --
STI CLASSIC VT CAPITAL APPRECIATION FUND
  2002  Lowest contract charges              372    1.009896              376    0.40%     --             0.99%
        Highest contract charges         221,358    1.008893          223,325    0.48%     --             0.89%
        Remaining contract
        charges                         --            --             --          --        --           --
STI CLASSIC VT GROWTH & INCOME FUND
  2002  Lowest contract charges          211,173    1.044322          220,532    0.48%       0.55%        4.43%
        Highest contract charges        --            --             --          --        --           --
        Remaining contract
        charges                         --            --             --          --        --           --
STI CLASSIC VT MID-CAP EQUITY FUND
  2002  Lowest contract charges          164,635    1.006356          165,681    0.48%     --             0.64%
        Highest contract charges        --            --             --          --        --           --
        Remaining contract
        charges                         --            --             --          --        --           --
STI CLASSIC VT VALUE INCOME STOCK FUND
  2002  Lowest contract charges            1,097    1.074005            1,178    0.39%       1.14%        7.40%
        Highest contract charges         227,694    1.072947          244,304    0.45%       0.89%        7.29%
        Remaining contract
        charges                         --            --             --          --        --           --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
  #  Rounded unit values.

____________________________________ SA-128 ____________________________________

                          INDEPENDENT AUDITORS' REPORT
                      ------------------------------------

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and its subsidiaries (collectively, "the Company") as of December 31, 2002 and 2001, and the related consolidated statements of income, changes in stockholder's equity, comprehensive income and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and its subsidiaries as of December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 (d) of the consolidated financial statements, the Company changed its method of accounting for goodwill and indefinite-lived intangible assets in 2002. In addition, the Company changed its method of accounting for derivative instruments and hedging activities and its method of accounting for the recognition of interest income and impairment on purchased retained beneficial interests in securitized financial assets in 2001.

Deloitte & Touche LLP
Hartford, Connecticut
February 19, 2003

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
 -----------------------------------------------------------------------------

                                                        2002     2001     2000
 -----------------------------------------------------------------------------
                                                           (In millions)
 REVENUES
   Fee income                                         $2,079   $2,157   $2,109
   Earned premiums and other                              66       94       97
   Net investment income                               1,583    1,495    1,326
   Net realized capital losses                          (288)     (91)     (85)
 -----------------------------------------------------------------------------
                                     TOTAL REVENUES    3,440    3,655    3,447
 -----------------------------------------------------------------------------
 BENEFITS, CLAIMS AND EXPENSES
   Benefits, claims and claim adjustment expenses      1,766    1,703    1,495
   Insurance expenses and other                          650      622      600
   Amortization of deferred policy acquisition
    costs and present value of future profits            531      566      604
   Dividends to policyholders                             65       68       67
 -----------------------------------------------------------------------------
                TOTAL BENEFITS, CLAIMS AND EXPENSES    3,012    2,959    2,766
 -----------------------------------------------------------------------------
   Income before income tax expense and cumulative
    effect of
    accounting changes                                   428      696      681
   Income tax expense                                      2       44      194
   Income before cumulative effect of accounting
    changes                                              426      652      487
   Cumulative effect of accounting changes, net of
    tax                                                   --       (6)      --
 -----------------------------------------------------------------------------
                                         NET INCOME   $  426   $  646   $  487
 -----------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                      AS OF DECEMBER 31,
 ------------------------------------------------------------------------

                                                          2002       2001
 ------------------------------------------------------------------------
                                                         (In millions,
                                                       except for share
                                                             data)
 ASSETS
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $23,675 and $18,933)     $ 24,786   $ 19,142
   Equity securities, available for sale, at fair
    value (cost of $137 and $71)                           120         64
   Policy loans, at outstanding balance                  2,895      3,278
   Other investments                                       918      1,136
 ------------------------------------------------------------------------
                                  TOTAL INVESTMENTS     28,719     23,620
 ------------------------------------------------------------------------
   Cash                                                     79         87
   Premiums receivable and agents' balances                 15         10
   Reinsurance recoverables                              1,477      1,215
   Deferred policy acquisition costs and present
    value of future profits                              5,479      5,338
   Deferred income taxes                                  (243)       (11)
   Goodwill                                                186        186
   Other assets                                          1,073        724
   Separate account assets                             105,316    114,261
 ------------------------------------------------------------------------
                                       TOTAL ASSETS   $142,101   $145,430
 ------------------------------------------------------------------------
 LIABILITIES
   Reserve for future policy benefits                 $  6,658   $  6,050
   Other policyholder funds                             22,103     18,412
   Other liabilities                                     2,207      1,949
   Separate account liabilities                        105,316    114,261
 ------------------------------------------------------------------------
                                  TOTAL LIABILITIES    136,284    140,672
 ------------------------------------------------------------------------
 COMMITMENTS AND CONTINGENT LIABILITIES, NOTE 13
 STOCKHOLDER'S EQUITY
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690                        6          6
   Capital surplus                                       2,041      1,806
   Accumulated other comprehensive income
     Net unrealized capital gains on securities,
      net of tax                                           574        177
     Foreign currency translation adjustments               (1)        (2)
 ------------------------------------------------------------------------
       TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME        573        175
 ------------------------------------------------------------------------
   Retained earnings                                     3,197      2,771
 ------------------------------------------------------------------------
                         TOTAL STOCKHOLDER'S EQUITY      5,817      4,758
 ------------------------------------------------------------------------
         TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY   $142,101   $145,430
 ------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                    Accumulated Other
                                                               Comprehensive Income (Loss)
                                                          --------------------------------------
                                                             Net
                                                          Unrealized     Net Gain on
                                                          Capital Gains  Cash Flow     Foreign
                                                          (Losses) on    Hedging       Currency              Total
                                           Common Capital Securities,    Instruments, Translation Retained Stockholder's
                                           Stock  Surplus Net of Tax     Net of Tax   Adjustments Earnings  Equity
                                           ----------------------------------------------------------------------------
                                                                          (In millions)
 2002
 Balance, December 31, 2001                 $6    $1,806      $ 114         $ 63      $    (2)    $2,771      $4,758
 Comprehensive income
   Net income                                                                                        426         426
 Other comprehensive income, net of
  tax (1)
   Net change in unrealized capital gains
    (losses) on securities (3)                                  349                                              349
   Net gain on cash flow hedging
    instruments                                                               48                                  48
   Cumulative translation adjustments                                                       1                      1
 Total other comprehensive income                                                                                398
   Total comprehensive income                                                                                    824
 Capital contribution from parent                    235                                                         235
                                           ----------------------------------------------------------------------------
               BALANCE, DECEMBER 31, 2002   $6    $2,041      $ 463         $111      $    (1)    $3,197      $5,817
                                           ----------------------------------------------------------------------------
 2001
 Balance, December 31, 2000                 $6    $1,045      $  16         $ --      $    --     $2,125      $3,192
 Comprehensive income
   Net income                                                                                        646         646
 Other comprehensive income, net of
  tax (1)
   Cumulative effect of accounting
    change (2)                                                  (18)          21                                   3
   Net change in unrealized capital gains
    (losses) on securities (3)                                  116                                              116
   Net gain on cash flow hedging
    instruments                                                               42                                  42
   Cumulative translation adjustments                                                      (2)                    (2)
 Total other comprehensive income                                                                                159
   Total comprehensive income                                                                                    805
 Capital contribution from parent                    761                                                         761
                                           ----------------------------------------------------------------------------
               BALANCE, DECEMBER 31, 2001   $6    $1,806      $ 114         $ 63      $    (2)    $2,771      $4,758
                                           ----------------------------------------------------------------------------
 2000
 Balance, December 31, 1999                 $6    $1,045      $(255)        $ --      $    --     $1,823      $2,619
 Comprehensive income (loss)
   Net income                                                                                        487         487
 Other comprehensive income, net of
  tax (1)
   Net change in unrealized capital gains
    (losses) on securities (3)                                  271                                              271
 Total other comprehensive income                                                                                271
   Total comprehensive income (loss)                                                                             758
 Dividends declared                                                                                 (185)       (185)
                                           ----------------------------------------------------------------------------
               BALANCE, DECEMBER 31, 2000   $6    $1,045      $  16         $ --      $    --     $2,125      $3,192
                                           ----------------------------------------------------------------------------

(1) Net change in unrealized capital gain (losses) on securities is reflected net of tax and other items of $509, $62 and $147 for the years ended December 31, 2002, 2001 and 2000, respectively. Cumulative effect of accounting change is net of tax benefit of $2 for the year ended
    December 31, 2001. Net gain on cash flow hedging instruments is net of tax provision of $26 and $23 for the years ended December 31, 2002 and 2001, respectively. There is no tax effect on cumulative translation adjustments.

(2) Net change in unrealized capital gain (losses), net of tax, includes cumulative effect of accounting change of $(3) to net income and $21 to net gain on cash flow hedging instruments.

(3) There were reclassification adjustments for after-tax losses realized in net income of $(178), $(43), and $(55) for the years ended December 31, 2002, 2001 and 2000, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                             FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                          --------------------------

                                              2002     2001     2000
                                          --------------------------
                                                (In millions)
OPERATING ACTIVITIES
  Net income                              $    426  $   646  $   487
  Adjustments to reconcile net income to
   net cash provided by operating
   activities
  Net realized capital losses                  288       91       85
  Cumulative effect of adoption of
   SFAS 133                                     --        3       --
  Cumulative effect of adoption of
   EITF 99-20                                   --        3       --
  Amortization of deferred policy
   acquisition costs and present value
   of future profits                           531      566      604
  Additions to deferred policy
   acquisition costs and present value
   of future profits                          (987)    (975)    (916)
  Depreciation and amortization                 19      (18)     (28)
  Decrease (increase) in premiums
   receivable and agents' balances              (5)       5       14
  Increase (decrease) in other
   liabilities                                 (61)     (84)     375
  Change in receivables, payables, and
   accruals                                      2      (72)      53
  Increase in accrued tax                       76      115       34
  Decrease in deferred income tax               23        7       73
  Increase in future policy benefits           608      871      496
  Decrease (increase) in reinsurance
   recoverables                               (127)      21       32
  Other, net                                  (122)     (74)      24
                                          --------------------------
          NET CASH PROVIDED BY OPERATING
                              ACTIVITIES       671    1,105    1,333
                                          --------------------------
INVESTING ACTIVITIES
  Purchases of investments                 (12,470)  (9,766)  (5,800)
  Sales of investments                       5,769    4,564    4,230
  Maturity and principal paydowns of
   fixed maturity investments                2,266    2,227    1,521
  Acquisition of Fortis Financial Group         --     (683)      --
  Other                                         --       --        5
                                          --------------------------
  NET CASH USED FOR INVESTING ACTIVITIES    (4,435)  (3,658)     (44)
                                          --------------------------
FINANCING ACTIVITIES
  Capital contributions                        235      761       --
  Dividends paid                                --       --     (185)
  Net receipts from (disbursements for)
   investment and universal life-type
   contracts charged against
   policyholder accounts                     3,519    1,825   (1,103)
                                          --------------------------
         NET CASH PROVIDED BY (USED FOR)
                    FINANCING ACTIVITIES     3,754    2,586   (1,288)
                                          --------------------------
  Net increase (decrease) in cash              (10)      33        1
  Impact of foreign exchange                     2       (2)      --
  Cash -- beginning of year                     87       56       55
                                          --------------------------
  Cash -- end of year                     $     79  $    87  $    56
                                          --------------------------
Supplemental Disclosure of Cash Flow
 Information:
  Net Cash Paid During the Year for:
  Income taxes                            $     (2) $   (69) $   173

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI"), Hartford International Life Reassurance Corporation ("HLRe") and Servus Life Insurance Company, formerly Royal Life Insurance Company of America. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Holdings, Inc., a direct subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), the Company's ultimate parent company. In November 1998, Hartford Life Insurance Company transferred in the form of a dividend, Hartford Financial Services, LLC and its subsidiaries to HLA.

Pursuant to an initial public offering (the "IPO") on May 22, 1997, Hartford Life sold to the public 26 million shares of Class A Common Stock at $28.25 per share and received proceeds, net of offering expenses, of $687. The 26 million shares sold in the IPO represented approximately 18.6% of the equity ownership in Hartford Life. On June 27, 2000, The Hartford acquired all of the outstanding common shares of Hartford Life not already owned by The Hartford (The Hartford Acquisition). As a result of The Hartford Acquisition, Hartford Life became a direct subsidiary of Hartford Fire. During the third quarter of 2002, Hartford Life became a direct subsidiary of Hartford Holdings, Inc., a direct wholly owned subsidiary of The Hartford.

Along with its parent, HLA, the Company is a leading financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities and retirement plan services for savings and retirement needs; (b) individual life insurance for income protection and estate planning; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

2. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

(a) BASIS OF PRESENTATION

The consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the accounting prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries and affiliates have been eliminated.

(b) USE OF ESTIMATES

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining reserves, deferred policy acquisition costs, valuation of investments and derivative instruments and contingencies.

(c) RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

(d) ADOPTION OF NEW ACCOUNTING STANDARDS

In April 2002, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 145, "Rescission of FASB Statements No. 4, 44, and 64, Amendment of FASB Statement No. 13, and Technical Corrections". Under historical guidance, all gains and losses resulting from the extinguishment of debt were required to be aggregated and, if material, classified as an extraordinary item, net of related income tax effect. SFAS No. 145 rescinds that guidance and requires that gains and losses from extinguishments of debt be classified as extraordinary items only if they are both unusual and infrequent in occurrence. SFAS No. 145 also amends SFAS
No. 13, "Accounting for Leases" for the required accounting treatment of certain lease modifications that have economic effects similar to sale-leaseback transactions. SFAS No. 145 requires that those lease modifications be accounted for in the same manner as sale-leaseback transactions. The provisions of SFAS No. 145 related to SFAS No. 13 are effective for transactions occurring after May 15, 2002. Adoption of the provisions of SFAS No. 145 related to SFAS No. 13 did not have a material impact on the Company's consolidated financial condition or results of operations.

Effective September 2001, the Company adopted Emerging Issues Task Force ("EITF") Issue No. 01-10, "Accounting for the Impact of the Terrorist Attacks of September 11, 2001". Under the consensus, costs related to the terrorist act should be reported as part of income from continuing operations and not as an extraordinary item. The Company has recognized and classified all direct and indirect costs associated with the attack of September 11 in accordance with the consensus. (For discussion of the impact of the September 11 terrorist attack ("September 11"), see Note 3.)

In August 2001, the FASB issued SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets". SFAS No. 144 establishes an accounting model for long-lived assets to be disposed of by sale that applies to all long-lived assets, including discontinued operations. SFAS No. 144 requires that those long-lived assets be measured at the lower of carrying amount or fair value less cost to sell, whether reported in continuing operations or in discontinued operations. The provisions of SFAS No. 144 are effective for financial statements issued for fiscal years beginning after December 15, 2001. Adoption of SFAS No. 144 did not have a material impact on the Company's consolidated financial condition or results of operations.

In June 2001, the FASB issued SFAS No. 141, "Business Combinations". SFAS
No. 141 eliminates the pooling-of-interests method of accounting for business combinations, requiring all business combinations to be accounted for under the purchase method. Accordingly, net assets acquired are recorded at fair value with any excess of cost over net assets assigned to goodwill. SFAS No. 141 also requires that certain intangible assets acquired in a business combination be recognized apart from goodwill. The provisions of SFAS No. 141 apply to all business combinations initiated after June 30, 2001. Adoption of SFAS No. 141 did not have a material impact on the Company's consolidated financial condition or results of operations.

In June 2001, the FASB issued SFAS No. 142, "Goodwill and Other Intangible Assets". Under SFAS No. 142, amortization of goodwill is precluded, however, its recoverability must be periodically (at least annually) reviewed and tested for impairment. Goodwill must be tested at the reporting unit level for impairment in the year of adoption, including an initial test performed within six months of adoption. If the initial test indicates a potential impairment, then a more detailed analysis to determine the extent of impairment must be completed within twelve months of adoption.

During the second quarter of 2002, the Company completed the review and analysis of its goodwill asset in accordance with the provisions of SFAS No. 142. The result of the analysis indicated that each reporting unit's fair value exceeded its carrying amount, including goodwill. As a result, goodwill for each reporting unit was not considered impaired. Adoption of all other provisions of SFAS No. 142 did not have a material impact on the Company's consolidated financial condition or results of operations. SFAS No. 142 also requires that useful lives for intangibles other than goodwill be reassessed and remaining amortization periods be adjusted accordingly. (For further discussion of the impact of SFAS No. 142, see Note 7.)

Effective April 1, 2001, the Company adopted EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets". Under the consensus, investors in certain securities with contractual cash flows, primarily asset-backed securities, are required to periodically update their best estimate of cash flows over the life of the security. If the fair value of the securitized financial asset is less than its carrying amount and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, an other than temporary impairment charge is recognized. The estimated cash flows are also used to evaluate whether there have been any changes in the securitized asset's estimated yield. All yield adjustments are accounted for on a prospective basis. Upon adoption of EITF Issue No. 99-20, the Company recorded a $3 charge as the net of tax cumulative effect of the accounting change.

Effective January 1, 2001, the Company adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", as amended by SFAS Nos. 137 and
138. The standard requires, among other things, that all derivatives be carried on the balance sheet at fair value. The standard also specifies hedge accounting criteria under which a derivative can qualify for special accounting. In order to receive special accounting, the derivative instrument must qualify as a hedge of either the fair value or the variability of the cash flow of a qualified asset or liability, or forecasted transaction. Special accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. The Company's policy prior to adopting SFAS No. 133 was to carry its derivative instruments on the balance sheet in a manner similar to the hedged item(s).

Upon adoption of SFAS No. 133, the Company recorded a $3 charge as the net of tax cumulative effect of the accounting change. This transition adjustment was primarily comprised of gains and losses on derivatives that had been previously deferred and not adjusted to the carrying amount of the hedged item. Also included in the transition adjustment were gains and losses related to recognizing at fair value all derivatives that are designated as fair-value hedging instruments offset by the difference between the book values and fair values of related hedged items attributable to the hedged risks. The entire transition amount was previously recorded in Accumulated Other Comprehensive Income ("AOCI") -- Unrealized Gain/Loss on Securities in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". Gains and losses on derivatives that were previously deferred as adjustments to the carrying amount of hedged items were not affected by the implementation of SFAS No. 133. Upon adoption, the Company also reclassified $21, net of tax, to AOCI -- Gain on Cash-Flow Hedging Instruments from AOCI -- Unrealized Gain/Loss on Securities. This reclassification reflects the January 1, 2001 net unrealized gain for all derivatives that were designated as cash-flow hedging instruments. (For further discussion of the Company's derivative-related accounting policies, see Note 2(h).)

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In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and
Servicing of Financial Assets and Extinguishments of Liabilities -- a Replacement of FASB Statement No. 125". SFAS No. 140 revises the accounting for securitizations, other financial asset transfers and collateral arrangements. SFAS No. 140 was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. For recognition and disclosure of collateral and for additional disclosures related to securitization transactions, SFAS No. 140 was effective for the Company's December 31, 2000 financial statements. Adoption of SFAS No. 140 did not have a material impact on the Company's financial condition or results of operations.

In March 2000, the FASB issued Interpretation No. 44, "Accounting for Certain Transactions Involving Stock Compensation -- an Interpretation of Accounting Principles Board ("APB") Opinion No. 25" ("FIN 44"). FIN 44 clarifies the application of APB Opinion No. 25, "Accounting for Stock Issued to Employee", regarding the definition of employee, the criteria for determining a non-compensatory plan, the accounting for changes to the terms of a previously fixed stock option or award, the accounting for an exchange of stock compensation awards in a business combination and other stock compensation related issues. FIN 44 became effective July 1, 2000, with respect to new awards, modifications to outstanding awards and changes in grantee status that occur on or after that date. The adoption of FIN 44 did not have a material impact on the Company's consolidated financial condition or results of operations.

Effective January 1, 2000, The Hartford adopted Statement of Position ("SOP") No. 98-7, "Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk". This SOP provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. Adoption of this SOP did not have a material impact on the Company's consolidated financial condition or results of operations.

(e) FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In January 2003, the FASB issued Interpretation 46, "Consolidation of Variable Interest Entities" ("FIN 46"), which requires an enterprise to assess if consolidation of an entity is appropriate based upon its variable economic interests in a variable interest entity (VIE). The initial determination of whether an entity is a VIE shall be made on the date at which an enterprise becomes involved with the entity. A VIE is an entity in which the equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. An enterprise shall consolidate a VIE if it has a variable interest that will absorb a majority of the VIE's expected losses if they occur, receive a majority of the entity's expected residual returns if they occur or both. A direct or indirect ability to make decisions that significantly affect the results of the activities of a VIE is a strong indication that an enterprise has one or both of the characteristics that would require consolidation of the VIE.

FIN 46 is effective for new VIEs established subsequent to January 31, 2003 and for existing VIEs as of July 1, 2003. The Hartford invests in a variety of investment structures that require analysis under this Interpretation, including asset-backed securities, partnerships and certain trust securities and is currently assessing the impact of adopting FIN 46. Based upon a preliminary review, the adoption of FIN 46 is not expected to have a material impact on the Company's financial condition or results of operations as there were no material VIEs identified which would require consolidation. FIN 46 further requires the disclosure of certain information related to VIEs in which the Company holds a significant variable interest. The Company does not believe that it owns any such interests that require disclosure at this time.

In November 2002, the FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" ("FIN 45"). FIN 45 requires certain guarantees to be recorded at fair value and also requires a guarantor to make new disclosures, even when the likelihood of making payments under the guarantee is remote. In general, the Interpretation applies to contracts or indemnification agreements that contingently require the guarantor to make payments to the guaranteed party based on changes in an underlying that is related to an asset, liability, or an equity security of the guaranteed party. The recognition provisions of FIN 45 are effective on a prospective basis for guarantees issued or modified after December 31, 2002. The disclosure requirements are effective for financial statements of interim and annual periods ending after December 15, 2002. See disclosures in Note 2(h), "Other Investment and Risk Management Activities -- Specific Strategies". Adoption of this statement is not expected to have a material impact on the Company's consolidated financial condition or results of operations.

In November 2002, the FASB issued FASB Interpretation No. 45 (FIN 45), "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others -- an Interpretation of FASB Statements No. 5, 57, and 107 and Rescission of FASB Interpretation No. 34".
FIN 45 sets forth requirements for disclosures made by a guarantor and valuation of the guarantee for its interim and annual financial statements about its obligations under certain guarantees that it has issued.

On April 1, 1997 Hartford Life Insurance Company entered into a guarantee with Hartford-Comprehensive Employee Benefit Service Company ("CEBSCO"), an affiliate of the Company regarding the financial obligations associated with structured settlement contracts. CEBSCO enters into assignment agreements with unaffiliated companies where structured settlement liabilities are assigned to CEBSCO. CEBSCO purchases an annuity from Hartford

Life Insurance Company to fund the liability and the Company establishes a liability on its balance sheet. The total amount of the Company's exposure under the guarantee is equal to the initial liability established for the annuity contract.

In June 2002, the FASB issued SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities", which addresses financial accounting and reporting for costs associated with exit or disposal activities and nullifies EITF Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Action (including Certain Costs Incurred in a Restructuring)" ("Issue 94-3"). The principal difference between SFAS No. 146 and Issue 94-3 is that SFAS No. 146 requires that a liability for a cost associated with an exit or disposal activity be recognized when the liability is incurred, rather than at the date of an entity's commitment to an exit plan. SFAS No. 146 is effective for exit or disposal activities after December 31, 2002. Adoption of SFAS No. 146 will result in a change in the timing of when a liability is recognized if the Company has restructuring activities after December 31, 2002.

(f) EXPENSING STOCK OPTIONS

In December 2002, the FASB issued SFAS No. 148, "Accounting for Stock-Based Compensation -- Transition and Disclosure and Amendment to FASB No. 123", which provides three optional transition methods for entities that decide to voluntarily adopt the fair value recognition principles of SFAS No. 123, "Accounting for Stock Issued to Employees", and modifies the disclosure requirements of that Statement. Under the prospective method, stock-based compensation expense is recognized for awards granted after the beginning of the fiscal year in which the change is made. The modified prospective method recognizes stock-based compensation expense related to new and unvested awards in the year of change equal to that which would have been recognized had SFAS No. 123 been adopted as of its effective date, fiscal years beginning after December 15, 1994. The retrospective restatement method recognizes stock compensation costs for the year of change and restates financial statements for all prior periods presented as though the fair value recognition provisions of SFAS No. 123 had been adopted as of its effective date.

Beginning in January 2003, The Hartford adopted the fair value recognition provisions of accounting for employee stock compensation on a prospective basis.

Prior to January 2003, the Hartford applied the intrinsic value-based provisions set forth in APB Opinion No. 25. Under the intrinsic value method, compensation expense is determined on the measurement date, that is the first date on which both the number of shares the employee is entitled to receive, and the exercise price are known. Compensation expense, if any, is measured based on the award's intrinsic value, which is the excess of the market price of the stock over the exercise price on the measurement date. For the years ended December 31, 2002, 2001 and 2000, compensation expense related to The Hartford's stock based compensation plans, including non-option plans, was $6, $8 and $23 after-tax, respectively. The expense related to stock-based employee compensation included in the determination of net income for 2002 is less than that which would have been recognized if the fair value method had been applied to all awards since the effective date of SFAS No. 123.

(g) INVESTMENTS

The Company's investments in both fixed maturities, which include bonds, redeemable preferred stock and commercial paper, and equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" in accordance with SFAS No. 115. Accordingly, these securities are carried at fair value with the after-tax difference from amortized cost, as adjusted for the effect of deducting the life and pension policyholders' share related to the Company's immediate participation guaranteed contracts and the related change in amortization of deferred policy acquisition costs, reflected in stockholders' equity as a component of accumulated other comprehensive income. Policy loans are carried at outstanding balance which approximates fair value. Other investments consist primarily of limited partnership investments which are accounted for by the equity method. The Company's net income from partnerships is included in net investment income. Other investments also include mortgage loans carried at amortized cost and derivatives at fair value.

The fair value of securities is based upon quoted market prices when available or broker quotations. Where market prices or broker quotations are not available, management typically estimates the fair value based upon discounted cash flows, applying current interest rates for similar financial instruments with comparable terms and credit quality. The estimated fair value of a financial instrument may differ significantly from the amount that could be realized if the security were sold immediately. Derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models, quotations furnished by dealers in such instrument or market quotations.

Net realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are recorded and offset by amounts owed to policyholders and were $(1), $(1) and $(9) for the years ended December 31, 2002, 2001 and 2000, respectively. Under the terms of the contracts, the net realized capital gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, after deducting the life and pension policyholders' share and related amortization of deferred policy acquisition costs for certain products, are reported as a component of revenues and are determined on a specific identification basis.

The Company's accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other than temporary. If so, the security is deemed to be impaired and, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis. The Company has a security monitoring process comprised of a committee of investment and accounting professionals that identifies securities that, due to certain characteristics are subjected to an enhanced analysis on a quarterly basis. Such characteristics include but are not limited to a deterioration of the financial condition of the issuer, the magnitude and duration of unrealized losses, credit rating and industry category.

The primary factors considered in evaluating whether a decline in value for fixed income and equity securities is other than temporary include: (a) the length of time and the extent to which the fair value has been less than cost,
(b) the financial conditions and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery. Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), EITF Issue No. 99-20 requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that the fair value of its securitized financial asset is less than its carrying amount and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, then an other than temporary impairment charge is recognized. Furthermore, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for appropriate valuation on an ongoing basis.

(h) DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options to manage risk through one of four Company-approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs; or to enter into income enhancement and replication transactions.

The Company also periodically enters into swap agreements in which the Company assumes credit exposure from a single entity, referenced index or asset pool.

All of the Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/ or approved, as applicable, by the State of Connecticut and State of New York Insurance Departments. The Company does not make a market or trade in these instruments for the express purpose of earning short-term trading profits.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Effective January 1, 2001, and in accordance with SFAS No. 133, all derivatives are recognized on the balance sheet at their fair value. On the date the derivative contract is entered into, the Company designates the derivative as
(1) a hedge of the fair value of a recognized asset or liability ("fair-value" hedge), (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash-flow" hedge), (3) a foreign-currency, fair-value or cash-flow hedge ("foreign-currency" hedge), (4) a hedge of a net investment in a foreign operation or (5) held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SFAS No. 133. Changes in the fair value of a derivative that is designated and qualifies as a fair-value hedge, along with the gain or loss on the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings as realized capital gains or losses. Changes in the fair value of a derivative that is designated and qualifies as a cash-flow hedge are recorded in AOCI and are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item. Changes in the fair value of derivatives that are designated and qualify as foreign-currency hedges, are recorded in either current period earnings or AOCI, depending on whether the hedge transaction is a fair-value hedge or a cash-flow hedge. If, however, a derivative is used as a hedge of a net investment in a foreign operation, its changes in fair value, to the extent effective as a hedge, are recorded in the cumulative translation adjustments account within stockholder's equity. Changes in the fair value of derivative instruments held for other investment and risk management purposes are reported in current period earnings as realized capital gains and losses. As of December 31, 2002, the Company carried $179 of derivative assets in other investments and $78 of derivative liabilities in other liabilities. As of December 31, 2001, the Company carried $113 of derivative assets in other investments and $72 of derivative liabilities in other liabilities.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. In connection with the implementation of SFAS No. 133, the Company designated anew all existing hedge relationships. The documentation process includes linking all derivatives that are designated as fair-value, cash flow or foreign-currency hedges to specific assets and liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. At inception, and on a quarterly basis, the change in value of the hedging instrument and the change in value of the hedged item are measured to assess the validity of maintaining special hedge accounting. Hedging relationships are considered highly effective if the changes in the fair value or discounted cash flows of the hedging instrument are within a ratio of 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. Hedge effectiveness is evaluated primarily based on regression analysis or the cumulative change in cash flow or fair value, as appropriate. If it is determined that a derivative is no longer highly effective as a hedge, the Company discontinues hedge accounting in the period in which effectiveness was lost and prospectively, as discussed below under discontinuance of hedge accounting.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of a derivative contract is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk. Credit exposures are generally quantified weekly and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to The Finance Committee of The Hartford's Board of Directors. The Company also maintains a policy of requiring that all derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

EMBEDDED DERIVATIVES

The Company occasionally purchases or issues financial instruments that contain a derivative instrument that is embedded in the financial instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument, is carried at fair value with changes in fair value reported in realized gains and losses.

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item, (2) the derivative is dedesignated as a hedge instrument, because it is unlikely that a forecasted transaction will occur, or (3) the derivative expires or is sold, terminated, or exercised. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings. The changes in the fair value of the hedged asset or liability are no longer recorded in earnings. When hedge accounting is discontinued because the Company becomes aware that it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings. In all other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are amortized into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

SFAS NO. 133 CATEGORIZATION OF THE COMPANY'S
HEDGING ACTIVITIES

CASH-FLOW HEDGES

General

For the year ended December 31, 2002 and 2001, the Company's gross gains and losses representing the total ineffectiveness of all cash-flow hedges were immaterial, with the net impact reported as net realized capital gains and losses.

Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the statement of income in which the hedged item is recorded. As of December 31, 2002 and 2001, the after-tax deferred net gains on derivative instruments accumulated in AOCI that are expected to be reclassified to earnings during the next twelve months are $7 and $2, respectively. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains/losses as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for all forecasted transactions, excluding interest payments on variable-rate debt) is twelve months. As of December 31, 2002 and 2001, the Company held derivative notional value related to strategies categorized as cash-flow hedges of $2.9 billion and $2.2 billion, respectively. For the years ended December 31, 2002 and 2001, the net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges were immaterial.

Specific Strategies

The Company's primary use of cash flow hedging is to use interest-rate swaps as an "asset hedging" strategy, in order to convert interest receipts on floating-rate fixed maturity investments to fixed rates. When multiple assets are designated in a hedging relationship under SFAS No. 133, a homogeneity test is performed to ensure that the assets react similarly to changes in market conditions. To satisfy this requirement, at inception of the hedge, fixed maturity investments with identical variable rates are grouped together (for example: 1-month LIBOR or 3-month LIBOR, not both).

The Company enters into "receive fixed/pay variable" interest rate swaps to hedge the variability in the first LIBOR-based interest payments received on each pool of eligible variable rate fixed maturity investments. Ineffectiveness is measured by comparing the present value of the variable rate pay side of the swaps to the present value of the first anticipated variable rate interest receipts on the hedged fixed maturity investments. At December 31, 2002 and 2001, the Company held $2.5 billion and $1.9 billion, respectively, in derivative notional value related to this strategy.

The Company enters into foreign currency swaps to hedge the variability in cash flow associated with certain foreign dominated fixed maturity investments. The foreign currency swap agreements are structured to match the foreign currency cash flows of the foreign dominated fixed maturity investments (i.e. par/notional value, currency, initial cost, maturity date, and payment dates). If hedge ineffectiveness exists, it is recorded as net realized capital gain or loss. Notional value of foreign currency swaps at December 31, 2002 and 2001 totaled $386 and $144, respectively.

FAIR-VALUE HEDGES

General

For the year ended December 31, 2002 and 2001, the Company's gross gains and losses representing the total ineffectiveness of all fair-value hedges were immaterial, with the net impact reported as realized capital gains/ losses. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness. As of December 31, 2002 and 2001, the Company held $159 and $215, respectively, in derivative notional value related to strategies categorized as fair-value hedges.

Specific Strategies

The Company purchases interest rate caps and sells interest rate floor contracts in an "asset hedging" strategy utilized to offset corresponding interest rate caps and floors that exist in certain of its variable-rate fixed maturity investments. The standalone interest rate cap and floor contracts are structured to offset those embedded in the hedged investment. The calculation of ineffectiveness involves a comparison of the present value of the cumulative change in the expected future cash flows on the interest rate cap/floor and the present value of the cumulative change in the expected future interest cash flows that are hedged on the fixed maturity investment. If hedge ineffectiveness exists, it is recorded as net realized capital gain or loss. All hedges involving variable rate bonds with embedded interest rate caps and floors are perfectly matched with respect to notional values, payment dates, maturity, index, and the hedge relationship does not contain any other basis differences. No component of the hedging instrument's fair value is excluded from the determination of effectiveness. At December 31, 2002 and 2001 the Company held $129 and $149, respectively, in derivative notional value related to this strategy.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

General

The Company's other investment and risk management activities primarily relate to strategies used to reduce economic risk or enhance income, and do not receive hedge accounting treatment. Swap agreements, interest rate cap and floor agreements and option contracts are used to reduce economic risk. Income enhancement and replication transactions include the use of written covered call options, which offset embedded equity call options, total return swaps and synthetic replication of cash market instruments. The change in the value of all derivatives held for other investment and risk management purposes is reported in current period earnings as realized capital gains or losses. For the year ended December 31, 2002 and 2001, the Company recognized after-tax net losses of $7 and $14, respectively (reported as net realized capital gains and losses in the statement of income), which represented the total change in value for other derivative-based strategies which do not qualify for hedge accounting under SFAS No. 133. As of December 31, 2002 and 2001, the Company held $3.4 billion and $2.7 billion, respectively in derivative notional value related to strategies categorized as Other Investment and Risk Management Activities.

Specific Strategies

The Company issues liability contracts in which policyholders have the option to surrender their policies at book value and that guarantee a minimum credited rate of interest. Typical products with these features include Whole Life, Universal Life and Repetitive Premium Variable Annuities. The Company uses interest rate cap and swaption contracts as an economic hedge, classified for internal purposes as a "liability hedge", thereby mitigating the Company's loss in a rising interest rate environment. The Company is exposed to the situation where interest rates rise and the Company is not able to raise its credited rates to competitive yields. The policyholder can then surrender at book value while the underlying bond portfolio may experience a loss. The increase in yield in a rising interest rate environment due to the interest rate cap and swaption contracts may be used to raise credited rates, increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. In accordance with Company policy, the amount of notional value will not exceed the book value of the liabilities being hedged and the term of the derivative contract will not exceed the average maturity of the liabilities. As of December 31, 2002 and 2001, the Company held $516 in derivative notional value related to this strategy.

When terminating certain hedging relationships, the Company will enter a derivative contract with terms and conditions that directly offset the original contract, thereby offsetting its changes in value from that date forward. The Company dedesignates the original contract and records the changes in value of both the original contract and the new offsetting contract through realized capital gains and losses. At December 31, 2002 and 2001, the Company held
$1.4 billion and $1.0 billion in derivative notional value related to this strategy.

Periodically, the Company enters into swap agreements in which the Company assumes credit exposure from a single entity, referenced index or asset pool. The Company assumes credit exposure to individual entities through credit default swaps. In assuming this obligation, the Company receives a periodic fee. These contracts obligate the Company to compensate the derivative counterparty in the event of bankruptcy, failure to pay or restructuring, and in return, the company will receive a debt obligation of the referenced entity. The maximum potential future exposure to the Company is the notional value of the swap contracts, which was $49 after tax as of December 31, 2002. The market value of these swaps was immaterial at December 31, 2002. The Company did not transact in credit default swaps in 2001. The term of the credit default swaps range from 3-5 years. The Company also assumes exposure to an asset pool through total return swaps. As of December 31, 2002 and 2001, the maximum potential future exposure to the Company $68 and $10 after tax, respectively. The market value of these swaps at December 31, 2002 and 2001 was a loss of $42 and $51, respectively, which was reported on the balance sheet in Other Liabilities. The term of the total return swaps range from 6 months to 10 years. These arrangements are entered into to modify portfolio duration or to increase diversification while controlling transaction costs. At December 31, 2002 and 2001, the Company held $307 and $230, respectively, in derivative notional value related to this strategy.

The Company issues an option in an "asset hedging" strategy utilized to monetize the option embedded in certain of its fixed maturity investments. The Company receives a premium for issuing the freestanding option. The written option grants the holder the ability to call the bond at a predetermined strike value. The maximum potential future economic exposure is represented by the then fair value of the bond in excess of the strike value which is expected to be entirely offset by the appreciation in the value of the embedded long option. The structure is designed such that the fixed maturity investment and freestanding option have identical expected lives, typically 2-5 years. At December 31, 2002 and 2001, the Company held $371 and $402, respectively, in derivative notional value related to the written option and held $371 and $402, respectively, of derivative notional value related to the embedded option.

Periodically, in order to mitigate its foreign currency risk, the Company enters into a costless collar strategy. Accordingly, the Company purchases foreign put options and writes foreign call options to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. At December 31, 2002, the maximum potential exposure to the Company was $1 after tax. At December 31, 2002 and 2001, the Company held $275 and $0, respectively, in derivative notional value related to this strategy. The term of the options is up to 4 months.

(i) SEPARATE ACCOUNTS

Hartford Life Insurance Company maintains separate account assets and liabilities, which are reported at fair value. Separate account assets are segregated from other investments and investment income and gains and losses accrue directly to the policyholder. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes the investment risk, and guaranteed separate accounts, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. The fees earned for administrative and contractholder maintenance services performed for these separate accounts are included in fee income.

(j) DEFERRED POLICY ACQUISITION COSTS

Policy acquisition costs, which include commissions and certain other expenses that vary with and are primarily associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years. The deferred costs are recorded as an asset commonly referred to as deferred policy acquisition costs ("DAC"). At December 31, 2002 and 2001, the carrying value of the Company's DAC was $5.0 billion and $4.8 billion, respectively.

DAC related to traditional policies are amortized over the premium-paying period in proportion to the present value of annual expected premium income. Adjustments are made each year to recognize actual experience as compared to assumed experience for the current period.

DAC related to investment contracts and universal life-type contracts are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of estimated gross profits ("EGPs") from projected investment, mortality and expense margins and surrender charges. A portion of the DAC amortization is allocated to realized gains and losses. The DAC balance is also adjusted by an amount that represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had unrealized amounts been realized. Actual gross profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization.

The Company regularly evaluates its estimated gross profits to determine if actual experience or other evidence suggests that earlier estimates should be revised. Several assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, estimated interest spread and estimated mortality. The separate account fund performance assumption is critical to the development of the EGPs related to the Company's variable annuity and variable life insurance businesses. The average long-term rate of assumed separate account fund performance used in estimating gross profits for the variable annuity and variable life business was 9% at December 31, 2002 and 2001. For all other products including fixed annuities and other universal life type contracts the average assumed investment yield ranged from 5% to 8.5% for the years ended December 31, 2002 and 2001.

Due to the increased volatility and precipitous decline experienced by the U.S. equity markets in 2002, the Company enhanced its DAC evaluation process during the course of the year. The Company developed sophisticated modeling capabilities, which allowed it to run 250 stochastically determined scenarios of separate account fund performance. These scenarios were then utilized to calculate a reasonable range of estimates for the present value of future gross profits. This range is then compared to the present value of future gross profits currently utilized in the DAC amortization model. As of December 31, 2002, the current estimate falls within the reasonable range, and therefore, the Company does not believe there is evidence to suggest a revision to the EGPs is necessary.

Additionally, the Company has performed various sensitivity analyses with respect to separate account fund performance to provide an indication of future separate account fund performance levels, which could result in the need to revise future EGPs. The Company has estimated that a revision to the future EGPs is unlikely in 2003 in the event that the separate account fund performance meets or exceeds the Company's long-term assumption of 9% and that a revision is likely if the overall separate account fund performance is negative for the year. In the event that separate account fund performance falls between 0% and 9% during 2003, the Company will need to evaluate the actual gross profits versus the mean EGPs generated by the stochastic DAC analysis and determine whether or not to make a revision to the future EGPs. Factors that will influence this determination include the degree of volatility in separate account fund performance, when during the year performance becomes negative and shifts in asset allocation within the separate account made by policyholders. The overall return generated by the separate account is dependent on several factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds as well as equity sector weightings. The Company's overall separate account fund performance has been reasonably correlated to the overall performance of the S&P 500 Index, although no assurance can be provided that this correlation will continue in the future.

Should the Company change its assumptions utilized to develop EGPs (commonly referred to as "unlocking") the Company would record a charge (or credit) to bring its DAC balance to the level it would have been had EGPs been calculated using the new assumptions from the date of each policy. The Company evaluates all critical assumptions utilized to develop EGPs (e.g. lapse, mortality) and will make a revision to future EGPs to the extent that actual experience is significantly different than expected.

The overall recoverability of the DAC asset is dependent on the future profitability of the business. The Company tests the aggregate recoverability of the DAC asset by comparing the amounts deferred to total EGPs. In addition, the Company routinely stress tests its DAC asset for recoverability against severe declines in its separate account assets, which could occur if the equity markets experienced another significant sell-off, as the majority of policyholders' money held in the separate accounts is invested in the equity market.

(k) RESERVE FOR FUTURE POLICY BENEFITS

Hartford Life establishes and carries as liabilities actuarially determined reserves which are calculated to meet the Company's future obligations. Reserves for life insurance and disability contracts are based on actuarially recognized methods using prescribed morbidity and mortality tables in general use in the United States, which are modified to reflect the Company's actual experience when appropriate. These reserves are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's disability or death. Reserves also include unearned premiums, premium deposits, claims incurred but not reported and claims reported but not yet paid. Reserves for assumed reinsurance are computed in a manner that is comparable to direct insurance reserves.

Liabilities for future policy benefits are computed by the net level premium method using interest assumptions ranging from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued. Claim reserves, which are the result of sales of group long-term and short-term disability, stop loss, and Medicare supplement, are state at amounts determined by estimates on individual cases and estimates of unreported claims based on past experience.

(l) OTHER POLICYHOLDER FUNDS

Other policyholder funds and benefits payable include reserves for investment contracts without life contingencies, corporate owned life insurance and universal life insurance contracts. Of the amounts included in this item, $20.6 billion and $14.9 billion, as of December 31, 2002 and 2001, respectively, represent net policyholder obligations. The liability for policy benefits for universal life-type contracts is equal to the balance that accrues to the benefit of policyholders, including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

For investment contracts, policyholder liabilities are equal to the accumulated policy account values, which consist of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

(m) REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for investment and universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. Traditional life and the majority of the Company's accident and health products are long duration contracts, and premiums are recognized as revenue when due from policyholders. Retrospective and contingent commissions and other related expenses are incurred and recorded in the same period that the retrospective premiums are recorded or other contract provisions are met.

(n) FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholder's equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. Gains and losses on foreign currency transactions are reflected in earnings. The national currencies of the international operations are their functional currencies.

(o) DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating life insurance in force accounted for 6%, 8% and 17% as of December 31, 2002, 2001 and 2000, respectively, of total life insurance in force. Dividends to policyholders were $65, $68 and $67 for the years ended December 31, 2002, 2001 and 2000, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to the stockholder, the policyholders' share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

(p) REINSURANCE

Written premiums, earned premiums and incurred insurance losses and loss adjustment expense all reflect the net effects of assumed and ceded reinsurance transactions. Assumed reinsurance refers to our acceptance of certain insurance risks that other insurance companies have underwritten. Ceded reinsurance means other insurance companies have agreed to share certain risks the Company has underwritten. Reinsurance accounting is followed for assumed and ceded transactions when the risk transfer provisions of SFAS No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met.

(q) INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the future tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

3. SEPTEMBER 11, 2001

As a result of September 11, the Company recorded an estimated loss amounting to $9, net of taxes and reinsurance, in the third quarter of 2001. The Company based the loss estimate upon a review of insured exposures using a variety of assumptions and actuarial techniques, including estimated amounts for unknown and unreported policyholder losses and costs incurred in settling claims. Also included was an estimate of amounts recoverable under the Company's ceded reinsurance programs. In the first quarter of 2002, the Company recognized a $3 after-tax benefit related to favorable development of reserves related to September 11. As a result of the uncertainties involved in the estimation process, final claims settlement may vary from present estimates.

4. SALE OF SUDAMERICANA
HOLDING S.A.

On September 7, 2001, Hartford Life Insurance Company completed the sale of its ownership interest in an Argentine subsidiary, Sudamericana Holding S.A. The Company recognized an after-tax net realized capital loss of $11 related to the sale.

5. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                               For the years ended
                                                                   December 31,
                                                              ----------------------
                                                               2002    2001    2000
                                                              ----------------------
Interest income from fixed maturities                         $1,235  $1,105  $  959
Interest income from policy loans                                251     304     305
Income from other investments                                    114      99      75
                                                              ----------------------
Gross investment income                                        1,600   1,508   1,339
Less: Investment expenses                                         17      13      13
                                                              ----------------------
                                       NET INVESTMENT INCOME  $1,583  $1,495  $1,326
                                                              ----------------------

(b) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                               For the years ended
                                                                  December 31,
                                                              ---------------------
                                                               2002   2001    2000
                                                              ---------------------
Fixed maturities                                              $(285)  $(52)  $(106)
Equity securities                                                (4)   (17)      3
Real estate and other                                            --    (23)      9
Change in liability to policyholders for net realized
 capital gains                                                    1      1       9
                                                              ---------------------
                         NET REALIZED CAPITAL GAINS (LOSSES)  $(288)  $(91)  $ (85)
                                                              ---------------------

(c) NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY SECURITIES

                                                              For the years ended
                                                                  December 31,
                                                              --------------------
                                                               2002   2001   2000
                                                              --------------------
Gross unrealized capital gains                                 $  2    $ 1    $ 2
Gross unrealized capital losses                                 (19)    (8)    (5)
                                                              --------------------
Net unrealized capital gains (losses)                           (17)    (7)    (3)
Deferred income taxes and other items                            (6)    (1)    (1)
                                                              --------------------
Net unrealized capital gains (losses), net of tax               (11)    (6)    (2)
Balance -- beginning of year                                     (6)    (2)     5
                                                              --------------------
   NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY
                                                  SECURITIES   $ (5)   $(4)   $(7)
                                                              --------------------

(d) NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                                               For the years ended
                                                                  December 31,
                                                              ---------------------
                                                               2002    2001   2000
                                                              ---------------------
Gross unrealized capital gains                                $1,389   $ 514  $ 269
Gross unrealized capital losses                                 (278)   (305)  (231)
Unrealized capital (gains) losses credited to policyholders      (58)    (24)   (10)
                                                              ---------------------
Net unrealized capital gains (losses)                          1,053     185     28
Deferred income taxes and other items                            579      65     10
                                                              ---------------------
Net unrealized capital gains (losses), net of tax                474     120     18
Balance -- beginning of year                                     120      18   (260)
                                                              ---------------------
    NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED
                                                  MATURITIES  $  354   $ 102  $ 278
                                                              ---------------------

(e) FIXED MATURITY INVESTMENTS

                                                                       As of December 31, 2002
                                                              ------------------------------------------
                                                                           Gross       Gross
                                                              Amortized  Unrealized  Unrealized   Fair
                                                                Cost       Gains       Losses     Value
                                                              ------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                    $   255     $    9      $  --     $   264
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                      2,063         64         (2)      2,125
States, municipalities and political subdivisions                   27          4         (1)         30
International governments                                          422         43         (1)        464
Public utilities                                                 1,160         70        (29)      1,201
All other corporate, including international                    11,094        822       (128)     11,788
All other corporate -- asset backed                              7,152        348       (100)      7,400
Short-term investments                                             940          1         --         941
Certificates of deposit                                            561         28        (17)        572
Redeemable preferred stock                                           1         --         --           1
                                                              ------------------------------------------
                                      TOTAL FIXED MATURITIES   $23,675     $1,389      $(278)    $24,786
                                                              ------------------------------------------

                                                                        As of December 31, 2001
                                                              --------------------------------------------
                                                                           Gross       Gross
                                                              Amortized  Unrealized  Unrealized    Fair
                                                                Cost       Gains       Losses      Value
                                                              --------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                    $   247      $ 15       $  (2)     $   260
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                      1,179        26          (3)       1,202
States, municipalities and political subdivisions                   44         4          (1)          47
International governments                                          312        18          (3)         327
Public utilities                                                   994        14         (26)         982
All other corporate, including international                     8,829       283        (146)       8,966
All other corporate -- asset backed                              5,816       142        (104)       5,854
Short-term investments                                           1,008        --          --        1,008
Certificates of deposit                                            503        12         (20)         495
Redeemable preferred stock                                           1        --          --            1
                                                              --------------------------------------------
                                      TOTAL FIXED MATURITIES   $18,933      $514       $(305)     $19,142
                                                              --------------------------------------------

The amortized cost and fair value of fixed maturity investments as of December 31, 2002 by contractual maturity year are shown below. Estimated maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                                              Amortized    Fair
                                                                Cost       Value
                                                              --------------------
MATURITY
One year or less                                               $ 3,032    $ 3,051
Over one year through five years                                 9,166      9,479
Over five years through ten years                                6,325      6,708
Over ten years                                                   5,152      5,548
                                                              --------------------
                                                       TOTAL   $23,675    $24,786
                                                              --------------------

(f) SALES OF FIXED MATURITY AND EQUITY SECURITY INVESTMENTS

Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 2002, 2001 and 2000 resulted in proceeds of $5.6 billion, $4.6 billion and $3.0 billion, gross realized capital gains of $117, $82 and $29, and gross realized capital losses of $60, $44 and $109, respectively. Sales of equity security investments for the years ended December 31, 2002, 2001 and 2000 resulted in proceeds of $11, $42 and $15, respectively. There were no realized gains on sales of equity securities for the years ended December 31, 2002 and 2001. Sales of equity security investments for the year ended
December 31, 2000 resulted in gross realized capital gains of $5. Sales of equity security investments for the years ended December 31, 2002, 2001 and 2000 resulted in gross realized capital losses of $3, $17 and $2, respectively.

(g) CONCENTRATION OF CREDIT RISK

The Company is not exposed to any concentration of credit risk in fixed maturities of a single issuer greater than 10% of stockholder's equity.

(h) DERIVATIVE INSTRUMENTS

The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments (excluding guaranteed separate accounts) totaled $6.5 billion at December 31, 2002 and $5.1 billion at December 31, 2001.

The Company uses derivative instruments in its management of market risk consistent with four risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities.

A reconciliation between notional amounts as of December 31, 2002 and 2001 by derivative type and strategy is as follows:

                                                                                      BY DERIVATIVE TYPE
                                                             --------------------------------------------------------------------
                                                             December 31, 2001                 Maturities/     December 31, 2002
                                                              Notional Amount    Additions  Terminations (1)    Notional Amount
                                                             --------------------------------------------------------------------
        Caps                                                       $  577         $   --           $ 20              $  557
        Floors                                                        295             --             20                 275
        Swaps/Forwards                                              3,302          1,694            462               4,534
        Futures                                                        77            110            187                  --
        Options                                                       894            438            229               1,103
                                                             --------------------------------------------------------------------
                                                      TOTAL        $5,145         $2,242           $918              $6,469
                                                             --------------------------------------------------------------------

                                                                                         BY STRATEGY
                                                             --------------------------------------------------------------------
        Liability                                                  $  677         $   --           $ --              $  677
        Anticipatory                                                   77            110            187                  --
        Asset                                                       4,251          2,132            731               5,652
        Portfolio                                                     140             --             --                 140
                                                             --------------------------------------------------------------------
                                                      TOTAL        $5,145         $2,242           $918              $6,469
                                                             --------------------------------------------------------------------

    (1) During 2002, the Company had no significant gain or loss on terminations of hedge positions using derivative financial instruments.

(i) COLLATERAL ARRANGEMENTS

Hartford Life Insurance Company entered into various collateral arrangements which require both the pledging and accepting of collateral in connection with its derivative instruments and repurchase agreements. As of December 31, 2002 and 2001, collateral pledged has not been separately reported in the Consolidated Balance Sheet. The classification and carrying amounts of collateral pledged at December 31, 2002 and 2001 were as follows:

                                                                      2002             2001
                                                                 --------------------------------
ASSETS
  U.S. Gov't and Gov't agencies and authorities (guaranteed
   and sponsored)                                                $           --   $             1
  U.S. Gov't and Gov't agencies and authorities (guaranteed
   and sponsored -- asset backed                                              8                --
                                                                 --------------------------------
                                                                 $            8   $             1
                                                                 --------------------------------

At December 31, 2002 and 2001, Hartford Life Insurance Company had accepted collateral consisting of cash, U.S. Government, and U.S. Government agency securities with a fair value of $407 and $148, respectively. At December 31, 2002 and 2001, only cash collateral of $173 and $89, respectively, was invested and recorded on the balance sheet in fixed maturities and other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2002 and 2001. As of December 31, 2002 and 2001 all collateral accepted was held in separate custodial accounts.

6. FAIR VALUE OF FINANCIAL INSTRUMENTS
SFAS No. 107 "Disclosure about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Fair value of other investments, which primarily consist of partnership investments, is based on external market valuations from partnership management. Other investments also include mortgage loans, whereby the carrying value approximates fair value.

Derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models, quotations furnished by dealers in such instrument or market quotations. Other policyholder funds and benefits payable fair value information is determined by estimating future cash flows, discounted at the current market rate.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 2001 and 2000 were as follows:

                                                                    2002               2001
                                                              ------------------------------------
                                                              Carrying   Fair    Carrying   Fair
                                                               Amount    Value    Amount    Value
                                                              ------------------------------------
ASSETS
  Fixed maturities                                            $24,786   $24,786  $19,142   $19,142
  Equity securities                                               120       120       64        64
  Policy loans                                                  2,895     2,895    3,278     3,278
  Other investments                                               918       918    1,136     1,136
LIABILITIES
  Other policyholder funds (1)                                 16,266    16,566   15,648    15,514
                                                              ------------------------------------

    (1) Excludes universal life insurance contracts, including corporate owned life insurance.

7. GOODWILL AND OTHER INTANGIBLE ASSETS

Effective January 1, 2002, the Company adopted SFAS No. 142 and accordingly ceased all amortization of goodwill.

The following tables show net income for the years ended December 31, 2002, 2001 and 2000, with the 2001 and 2000 periods adjusted for goodwill amortization recorded.

                                                              2002  2001  2000
                                                              ----------------
NET INCOME
  Income before cumulative effect of accounting changes       $426  $652  $487
  Goodwill amortization, net of tax                             --     4    --
                                                              ----------------
  Adjusted income before cumulative effect of accounting
   changes                                                     426   656   487
  Cumulative effect of accounting changes, net of tax           --    (6)   --
                                                              ----------------
                                         ADJUSTED NET INCOME  $426  $650  $487
                                                              ----------------

The following table shows the Company's acquired intangible assets that continue to be subject to amortization and aggregate amortization expense. Except for goodwill, the Company has no intangible assets with indefinite useful lives.

                                                                       2002                    2001
                                                              ----------------------------------------------
                                                                        Accumulated             Accumulated
                                                              Carrying      Net       Carrying      Net
                                                               Amount   Amortization   Amount   Amortization
                                                              ----------------------------------------------
AMORTIZED INTANGIBLE ASSETS
  PRESENT VALUE OF FUTURE PROFITS                               $525        $80         $568        $37
                                                              ----------------------------------------------

Net amortization expense for the years ended December 31, 2002, 2001 and 2000 was $43, $37 and $0, respectively.

Estimated future net amortization expense for the succeeding five years is as follows.

For the year ended December 31,
--------------------------------------------------------------------
2003                                                              $42
2004                                                              $39
2005                                                              $36
2006                                                              $34
2007                                                              $31
--------------------------------------------------------------------

8. SEPARATE ACCOUNTS

Hartford Life Insurance Company maintained separate account assets and liabilities totaling $105.3 billion and $114.3 billion at December 31, 2002 and 2001, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $93.8 billion and $104.2 billion at December 31, 2002 and 2001, respectively, wherein the policyholder assumes substantially all the investment risks and rewards, and guaranteed separate accounts totaling $11.5 and $10.1 billion at December 31, 2002 and 2001, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $384 and $575 at December 31, 2002 and 2001, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

Separate account management fees and other revenues were $1.1 billion, $1.2 billion and $1.3 billion in 2002, 2001 and 2000, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuities and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.3% and 6.4% as of December 31, 2002 and 2001, respectively. The assets that support these liabilities were comprised of $11.1 billion and $9.8 billion in fixed maturities at December 31, 2002 and 2001, respectively, and $385 and $234 of other invested assets at December 31, 2002 and 2001, respectively. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $135 and $37 in carrying value and $3.6 billion and $3.2 billion in notional amounts as of December 31, 2002 and 2001, respectively.

9. STATUTORY RESULTS

                                                               For the years ended December 31,
                                                              ----------------------------------
                                                                 2002        2001        2000
                                                              ----------------------------------
Statutory net income (loss)                                     $ (305)     $ (485)     $  283
                                                              ----------------------------------
Statutory capital and surplus                                   $2,354      $2,412      $1,972
                                                              ----------------------------------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2003, without prior regulatory approval, is estimated to be $235.

Hartford Life Insurance Company and its domestic insurance subsidiaries prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable state of domicile. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules.

The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in March 1998. The effective date for the statutory accounting guidance was January 1, 2001. Each of Hartford Life Insurance Company's domiciliary states has adopted Codification and the Company has made the necessary changes in its statutory reporting required for implementation. The overall impact of applying the new guidance resulted in a one-time statutory cumulative transition benefit of approximately $38 in statutory surplus in 2001.

10. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(a) PENSION PLANS

The Company's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, allocated by The Hartford to Hartford Life Insurance Company, was $10, $11 and $5 in 2002, 2001 and 2000, respectively. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was not material to the results of operations for 2002, 2001 and 2000.

(b) INVESTMENT AND SAVINGS PLAN

Substantially all the Company's U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan. The cost to Hartford Life Insurance Company for this plan was approximately $5, $6 and $5 in 2002, 2001 and 2000, respectively.

11. REINSURANCE

Hartford Life Insurance Company cedes insurance to other insurers in order to limit its maximum losses and to diversify its exposures. Such transfer does not relieve Hartford Life Insurance Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to Hartford Life Insurance Company. The Company also assumes reinsurance from other insurers and is a member of and participates in several reinsurance pools and associations. Hartford Life Insurance Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. As of December 31, 2002, Hartford Life had no reinsurance recoverables and related concentrations of credit risk greater than 10% of the Company's stockholders' equity.

In accordance with normal industry practice, Hartford Life Insurance Company is involved in both the cession and assumption of insurance with other insurance and reinsurance companies. As of December 31, 2002, the largest amount of life insurance retained on any one life by any one of the life operations was approximately $2.5. In addition, the Company reinsures the majority of the minimum death benefit guarantees and the guaranteed withdrawal benefits offered in connection with its variable annuity contracts.

Insurance net retained premiums were comprised of the following:

                                                               For the years ended December 31,
                                                              ----------------------------------
                                                                 2002        2001        2000
                                                              ----------------------------------
Gross premiums                                                  $2,815      $3,152      $2,885
Reinsurance assumed                                                 45          79          44
Reinsurance ceded                                                 (715)       (980)       (723)
                                                              ----------------------------------
                                       NET RETAINED PREMIUMS    $2,145      $2,251      $2,206
                                                              ----------------------------------

Hartford Life Insurance Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. Yearly renewable term and coinsurance arrangements result in passing a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liabilities for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies.

The Company is currently in arbitration with one of its reinsurers related to this reinsurance (see further discussion in Note 13(a)).

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits were $670, $693 and $578 for the years ended December 31, 2002, 2001 and 2000, respectively. Hartford Life Insurance Company also assumes reinsurance from other insurers.

Hartford Life Insurance Company records a receivable for reinsured benefits paid and the portion of insurance liabilities that are reinsured, net of a valuation allowance, if necessary. The amounts recoverable from reinsurers are estimated based on assumptions that are consistent with those used in establishing the reserves related to the underlying reinsured contracts. Management believes the recoverables are appropriately established; however, in the event that future circumstances and information require Hartford Life Insurance Company to change its estimates of needed loss reserves, the amount of reinsurance recoverables may also require adjustments.

Hartford Life Insurance Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $96, $178 and $101 in 2002, 2001 and 2000, respectively, and accident and health premium of $373, $418 and $429, respectively, to HLA.

12. INCOME TAX

Hartford Life Insurance Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, generally will be determined as though the Company were filing a separate Federal income tax return with current credit for net losses to the extent the losses provide a benefit in the consolidated return.

The Company is included in The Hartford's consolidated Federal income tax return. The Company's effective tax rate was 1%, 6% and 28% in 2002, 2001 and 2000, respectively.

Income tax expense (benefit) is as follows:

                                                               For the years ended December 31,
                                                              ----------------------------------
                                                                2002        2001         2000
                                                              ----------------------------------
Current                                                          $ 4        $(202)       $121
Deferred                                                          (2)         246          73
                                                              ----------------------------------
                                          INCOME TAX EXPENSE     $ 2        $  44        $194
                                                              ----------------------------------

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                               For the years ended December 31,
                                                              ----------------------------------
                                                                 2002        2001        2000
                                                              ----------------------------------
Tax provision at the U.S. federal statutory rate                 $150        $244        $238
Tax preferred investments                                         (63)        (60)        (24)
IRS audit settlement (See Note 13(c))                             (76)         --         (24)
Tax adjustment (See Note 13(c))                                    --        (144)         --
Foreign related investments                                        (6)         --          --
Other                                                              (3)          4           4
                                                              ----------------------------------
                                                       TOTAL     $  2        $ 44        $194
                                                              ----------------------------------

Deferred tax assets (liabilities) include the following as of December 31:

                                                                     2001        2000
                                                              ------------------------
Tax basis deferred policy acquisition costs                          $ 699       $ 737
Financial statement deferred policy acquisition costs and
 reserves                                                             (724)       (494)
Employee benefits                                                        7          12
Net unrealized capital losses (gains) on securities                   (422)        (95)
Net operating loss carryforward/Minimum tax credits                    249          64
Investments and other                                                  (52)       (235)
                                                              ------------------------
                                                       TOTAL         $(243)      $ (11)
                                                              ------------------------

Hartford Life Insurance Company had a current tax receivable of $89 and $144 as of December 31, 2002 and 2001, respectively.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on the balance in this account, which for tax return purposes was $104 as of December 31, 2002.

13. COMMITMENTS AND CONTINGENT LIABILITIES

(a) LITIGATION

Hartford Life Insurance Company is or may become involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted, some for substantial amounts. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

On March 15, 2002, a jury in the U.S. District Court for the Eastern District of Missouri issued a verdict in Bancorp Services, LLC ("Bancorp") v. Hartford Life Insurance Company, et al. in favor of Bancorp in the amount of $118. The case involved claims of patent infringement, misappropriation of trade secrets, and breach of contract against the Company and its affiliate International Corporate Marketing Group, Inc. ("ICMG"). The judge dismissed the patent infringement claim on summary judgment. The jury's award was based on the last two claims. On August 28, 2002, the Court entered an order awarding Bancorp prejudgment interest on the breach of contract claim in the amount of $16.

The Company and ICMG have appealed the judgment on the trade secret and breach of contract claims. Bancorp has cross-appealed the pretrial dismissal of its patent infringement claim. The Company's management, based on the advice of its legal counsel, believes that there is a substantial likelihood that the judgment will not survive at its current amount. Based on the advice of legal counsel regarding the potential outcomes of this litigation, the Company recorded an $11 after-tax charge in the first quarter of 2002 to increase litigation reserves associated with this matter. Should Hartford Life Insurance Company and ICMG not succeed in eliminating or reducing the judgment, a significant additional expense would be recorded in the future related to this matter.

The Company is involved in arbitration with one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involves alleged breaches under the reinsurance treaties. Although the Company believes that its position in this pending arbitration is strong, an adverse outcome could result in a decrease to the Company's statutory surplus and capital and potentially increase the death benefit costs incurred by the Company in the future. The arbitration hearing was held during the fourth quarter of 2002, but no decision has been rendered.

(b) LEASES

The rent paid to Hartford Fire for space occupied by the Company was $15, $15 and $15 in 2002, 2001 and 2000, respectively. Future minimum rental commitments are as follows:

2003                                                             $16
2004                                                              16
2005                                                              16
2006                                                              16
2007                                                              16
Thereafter                                                        32
                                                                 ---
                                                       TOTAL     $112
                                                                 ---

The principal executive offices of Hartford Life Insurance Company, together with its parent, are located in Simsbury, Connecticut. Rental expense is recognized on a level basis for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $10, $11 and $11 in 2002, 2001 and 2000, respectively.

(c) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). Throughout the audit of the 1996-1997 years, the Company and the IRS have been engaged in an ongoing dispute regarding what portion of the separate account dividends-received deduction ("DRD") is deductible by the Company. During 2001 the Company continued its discussions with the IRS. As part of the Company's due diligence with respect to this issue, the Company closely monitored the activities of the IRS with respect to other taxpayers on this issue and consulted with outside tax counsel and advisors on the merits of the Company's separate account DRD. The due diligence was completed during the third quarter of 2001 and the Company concluded that it was probable that a greater portion of the separate account DRD claimed on its filed returns would be realized. Based on the Company's assessment of the probable outcome, the Company concluded an additional $144 tax benefit was appropriate to record in the third quarter of 2001, relating to the tax years 1996-2000. Additionally, the Company increased its estimate of the separate account DRD recognized with respect to tax year 2001 from $44 to $60. Furthermore, for tax year 2002, this amount was $63. During 2000, the Company had recorded a $24 tax benefit as a result of a final settlement with the IRS on different aspects of the Company's share of the dividends-received deduction for the 1993-1995 tax years.

Earlier in 2002, the Company and its IRS agent requested advice from the National Office of the IRS with respect to certain aspects of the computation of the separate account DRD that had been claimed by the Company for the 1996-1997 audit period. During September 2002 the IRS National Office issued a ruling that confirmed that the Company had properly computed the items in question in the separate account DRD claimed on its 1996-1997 tax returns. Additionally, during the third quarter, the Company reached agreement with the IRS on all other issues with respect to the 1996-1997 tax years. The Company recorded a benefit of $76 during the third quarter of 2002, primarily relating to the tax treatment of such issues for the 1996-1997 tax years, as well as appropriate carryover adjustments to the 1998-2002 years. The Company will continue to monitor further developments surrounding the computation of the separate account DRD, as well as other items, and will adjust its estimate of the probable outcome of these issues as developments warrant. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

(d) UNFUNDED COMMITMENTS

At December 31, 2002, Hartford Life Insurance Company has outstanding commitments to fund limited partnership investments totaling $205. These capital commitments can be called by the partnerships during the commitment period (on average, 3-6 years) to fund working capital needs or the purchase of new investments. If the commitment period expires and has not been fully funded, Hartford Life Insurance Company is not required to fund the remaining unfunded commitment, but may elect to do so.

14. SEGMENT INFORMATION

Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual fixed and variable annuities, retirement plan services and other investment products. Individual Life sells a variety of life insurance products, including variable life, universal life, interest sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments, as well as certain group benefit products including group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the allocation of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following tables present summarized financial information concerning the Company's segments as well as the Company's revenues by product.

                                                               For the years ended December 31,
                                                              ----------------------------------
                                                                 2002        2001        2000
                                                              ----------------------------------
TOTAL REVENUES
  Investment Products                                          $  2,185    $  2,114    $  2,068
  Individual Life                                                   858         774         545
  COLI                                                              592         717         765
  Other                                                            (195)         50          69
                                                              ----------------------------------
                                              TOTAL REVENUES   $  3,440    $  3,655    $  3,447
                                                              ----------------------------------
NET INVESTMENT INCOME
  Investment Products                                          $  1,057    $    867    $    724
  Individual Life                                                   223         204         142
  COLI                                                              277         352         366
  Other                                                              26          72          94
                                                              ----------------------------------
                                 TOTAL NET INVESTMENT INCOME   $  1,583    $  1,495    $  1,326
                                                              ----------------------------------
AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS AND PVP
  Investment Products                                          $    385    $    413    $    477
  Individual Life                                                   146         153         127
  COLI                                                               --          --          --
  Other                                                              --          --          --
                                                              ----------------------------------
TOTAL AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS AND
 PRESENT VALUE OF FUTURE PROFITS                               $    531    $    566    $    604
                                                              ----------------------------------
INCOME TAX EXPENSE (BENEFIT)
  Investment Products                                          $     87    $    111    $    150
  Individual Life                                                    59          54          38
  COLI                                                               14          17          19
  Other                                                            (158)       (138)        (13)
                                                              ----------------------------------
                                    TOTAL INCOME TAX EXPENSE   $      2    $     44    $    194
                                                              ----------------------------------
NET INCOME (LOSS)
  Investment Products                                          $    343    $    375    $    354
  Individual Life                                                   116         106          70
  COLI                                                               31          36          35
  Other                                                             (64)        129          28
                                                              ----------------------------------
                                            TOTAL NET INCOME   $    426    $    646    $    487
                                                              ----------------------------------
ASSETS
  Investment Products                                          $ 96,865    $106,497    $106,553
  Individual Life                                                 8,173       9,248       6,558
  COLI                                                           30,326      26,835      23,384
  Other                                                           6,737       2,853       2,340
                                                              ----------------------------------
                                                TOTAL ASSETS   $142,101    $145,433    $138,835
                                                              ----------------------------------
REVENUES BY PRODUCT
  Investment Products
    Individual Annuities                                       $  1,364    $  1,392    $  1,447
    Other                                                           821         722         621
                                                              ----------------------------------
                                   TOTAL INVESTMENT PRODUCTS      2,185       2,114       2,068
                                                              ----------------------------------
  Individual Life                                                   858         774         545
  COLI                                                              592         717         765
                                                              ----------------------------------

15. ACQUISITIONS

On April 2, 2001, Hartford Life acquired the individual life insurance, annuity and mutual fund businesses of Fortis, Inc. ("Fortis Financial Group" or "Fortis") for $1.12 billion in cash. The Company effected the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisers, Inc. and Fortis
Investors, Inc., wholly-owned subsidiaries of Fortis, Inc. The acquisition was accounted for as a purchase transaction and, as such, the revenues and expenses generated by this business from April 2, 2001 forward are included in the Company's Consolidated Statements of Income.

16. QUARTERLY RESULTS FOR 2002 AND 2001 (UNAUDITED)

                                                                                Three Months Ended
                                                                                            September     December
                                                                March 31,     June 30,         30,           31,
                                                               -----------------------------------------------------
                                                               2002   2001   2002   2001   2002   2001   2002   2001
                                                               -----------------------------------------------------
Revenues                                                       $913   $879   $814   $931   $826   $917   $887   $928
Benefits, claims and expenses                                   736    685    756    746    747    759    773    769
Net income                                                      132    135     57    129    146    265     91    117
                                                               -----------------------------------------------------